PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	683,960	$7,400,446
Pacific Funds Floating Rate Income ‘P’	618,308	6,139,793
Pacific Funds High Income ‘P’	1,582,760	16,001,706
PF Inflation Managed Fund ‘P’	1,518,644	13,743,729
PF Managed Bond Fund ‘P’	8,416,223	91,989,318
PF Short Duration Bond Fund ‘P’	3,792,526	38,228,658
PF Emerging Markets Debt Fund ‘P’	1,321,380	12,645,604
Pacific Funds Small-Cap Growth ‘P’	59,829	707,178
PF Developing Growth Fund ‘P’	25,717	516,914
PF Growth Fund ‘P’	79,205	2,296,948
PF Large-Cap Value Fund ‘P’	366,575	4,618,845
PF Multi-Asset Fund ‘P’	3,530,551	36,188,152
PF Small-Cap Value Fund ‘P’	143,378	1,210,112
PF Emerging Markets Fund ‘P’	150,192	2,282,917
PF International Large-Cap Fund ‘P’	112,701	1,396,358
PF International Small-Cap Fund ‘P’	124,313	1,193,408
PF International Value Fund ‘P’	174,105	1,333,645
PF Real Estate Fund ‘P’	296,431	3,743,923
PF Currency Strategies Fund ‘P’ *	755,552	7,124,856

Total Affiliated Mutual Funds (Cost $237,054,928)		248,762,510

TOTAL INVESTMENTS - 100.2% (Cost $237,054,928)		248,762,510

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(607,609)

NET ASSETS - 100.0%		$248,154,901

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 3 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$248,762,510	$248,762,510	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	797,849	$8,632,729
Pacific Funds Floating Rate Income ‘P’	725,821	7,207,402
Pacific Funds High Income ‘P’	2,147,554	21,711,775
PF Inflation Managed Fund ‘P’	1,010,033	9,140,798
PF Managed Bond Fund ‘P’	9,826,036	107,398,577
PF Short Duration Bond Fund ‘P’	3,401,829	34,290,434
PF Emerging Markets Debt Fund ‘P’	1,744,064	16,690,695
Pacific Funds Small-Cap Growth ‘P’	87,648	1,035,999
PF Developing Growth Fund ‘P’	37,674	757,252
PF Growth Fund ‘P’	333,826	9,680,945
PF Large-Cap Value Fund ‘P’	1,683,985	21,218,215
PF Multi-Asset Fund ‘P’	7,697,817	78,902,624
PF Small-Cap Value Fund ‘P’	420,069	3,545,379
PF Emerging Markets Fund ‘P’	450,118	6,841,791
PF International Large-Cap Fund ‘P’	525,741	6,513,933
PF International Small-Cap Fund ‘P’	362,630	3,481,242
PF International Value Fund ‘P’	904,205	6,926,208
PF Real Estate Fund ‘P’	721,121	9,107,760
PF Currency Strategies Fund ‘P’ *	1,106,899	10,438,056

Total Affiliated Mutual Funds (Cost $344,138,390)		363,521,814

TOTAL INVESTMENTS - 100.2% (Cost $344,138,390)		363,521,814

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(618,035)

NET ASSETS - 100.0%		$362,903,779

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 3 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$363,521,814	$363,521,814	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	1,638,710	$17,730,842
Pacific Funds Floating Rate Income ‘P’	1,120,413	11,125,701
Pacific Funds High Income ‘P’	4,472,075	45,212,679
PF Inflation Managed Fund ‘P’	1,252,722	11,337,134
PF Managed Bond Fund ‘P’	21,497,868	234,971,697
PF Short Duration Bond Fund ‘P’	6,638,703	66,918,125
PF Emerging Markets Debt Fund ‘P’	2,401,943	22,986,598
Pacific Funds Small-Cap Growth ‘P’	544,242	6,432,940
PF Developing Growth Fund ‘P’	234,002	4,703,435
PF Growth Fund ‘P’	2,940,612	85,277,740
PF Large-Cap Value Fund ‘P’	5,993,561	75,518,872
PF Multi-Asset Fund ‘P’	38,199,151	391,541,299
PF Small-Cap Value Fund ‘P’	2,620,613	22,117,973
PF Emerging Markets Fund ‘P’	1,775,909	26,993,816
PF International Large-Cap Fund ‘P’	1,585,335	19,642,296
PF International Small-Cap Fund ‘P’	1,137,684	10,921,764
PF International Value Fund ‘P’	2,807,727	21,507,188
PF Real Estate Fund ‘P’	2,220,229	28,041,492
PF Currency Strategies Fund ‘P’ *	2,864,817	27,015,228

Total Affiliated Mutual Funds (Cost $1,025,907,338)		1,129,996,819

TOTAL INVESTMENTS - 100.2% (Cost $1,025,907,338)		1,129,996,819

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,601,170)

NET ASSETS - 100.0%		$1,127,395,649

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 3 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,129,996,819	$1,129,996,819	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	531,827	$5,754,373
Pacific Funds Floating Rate Income ‘P’	433,523	4,304,886
Pacific Funds High Income ‘P’	2,602,680	26,313,095
PF Inflation Managed Fund ‘P’	484,748	4,386,968
PF Managed Bond Fund ‘P’	7,582,875	82,880,829
PF Short Duration Bond Fund ‘P’	1,712,253	17,259,508
PF Emerging Markets Debt Fund ‘P’	1,394,485	13,345,222
Pacific Funds Small-Cap Growth ‘P’	842,795	9,961,835
PF Developing Growth Fund ‘P’	362,292	7,282,079
PF Growth Fund ‘P’	1,934,226	56,092,568
PF Large-Cap Value Fund ‘P’	4,245,467	53,492,879
PF Multi-Asset Fund ‘P’	42,015,417	430,658,022
PF Small-Cap Value Fund ‘P’	3,072,096	25,928,491
PF Emerging Markets Fund ‘P’	2,234,495	33,964,317
PF International Large-Cap Fund ‘P’	1,937,587	24,006,698
PF International Small-Cap Fund ‘P’	888,025	8,525,042
PF International Value Fund ‘P’	3,399,915	26,043,350
PF Real Estate Fund ‘P’	2,064,599	26,075,888
PF Currency Strategies Fund ‘P’ *	1,774,281	16,731,473

Total Affiliated Mutual Funds (Cost $775,495,615)		873,007,523

TOTAL INVESTMENTS - 100.2% (Cost $775,495,615)		873,007,523

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,669,807)

NET ASSETS - 100.0%		$871,337,716

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 3 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$873,007,523	$873,007,523	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	29,325	$317,295
Pacific Funds High Income ‘P’	155,060	1,567,658
PF Managed Bond Fund ‘P’	406,089	4,438,548
PF Short Duration Bond Fund ‘P’	614,730	6,196,479
PF Emerging Markets Debt Fund ‘P’	166,065	1,589,241
Pacific Funds Small-Cap Growth ‘P’	376,207	4,446,763
PF Developing Growth Fund ‘P’	161,540	3,246,963
PF Growth Fund ‘P’	1,117,692	32,413,058
PF Large-Cap Value Fund ‘P’	1,375,538	17,331,781
PF Multi-Asset Fund ‘P’	17,554,559	179,934,235
PF Small-Cap Value Fund ‘P’	2,009,913	16,963,666
PF Emerging Markets Fund ‘P’	915,185	13,910,810
PF International Large-Cap Fund ‘P’	583,940	7,235,017
PF International Small-Cap Fund ‘P’	475,108	4,561,035
PF International Value Fund ‘P’	1,034,664	7,925,523
PF Real Estate Fund ‘P’	749,384	9,464,725
PF Currency Strategies Fund ‘P’ *	475,151	4,480,677

Total Affiliated Mutual Funds (Cost $273,990,335)		316,023,474

TOTAL INVESTMENTS - 100.2% (Cost $273,990,335)		316,023,474

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(624,813)

NET ASSETS - 100.0%		$315,398,661

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 3 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$316,023,474	$316,023,474	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.5%

Pacific Funds Floating Rate Income ‘P’	147,291	$1,462,604
PF Inflation Managed Fund ‘P’	90,501	819,032
PF Emerging Markets Debt Fund ‘P’	346,301	3,314,097
PF Emerging Markets Fund ‘P’	67,259	1,022,339
PF International Small-Cap Fund ‘P’	120,680	1,158,524
PF Real Estate Fund ‘P’	125,927	1,590,463
PF Currency Strategies Fund ‘P’ *	736,013	6,940,602

Total Affiliated Mutual Funds (Cost $15,471,852)		16,307,661

TOTAL INVESTMENTS - 100.5% (Cost $15,471,852)		16,307,661

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(76,552)

NET ASSETS - 100.0%		$16,231,109

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 3 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$16,307,661	$16,307,661	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM ULTRA SHORT INCOME

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 40.0%

Basic Materials - 0.8%

Syngenta Finance NV (Switzerland) 3.698% due 04/24/20 ~	$200,000	$201,425

Communications - 6.5%

AT&T Inc 3.547% (USD LIBOR + 0.950%) due 07/15/21 §	400,000	403,625
Charter Communications Operating LLC 3.579% due 07/23/20	250,000	252,255
Comcast Corp 2.759% (USD LIBOR + 0.440%) due 10/01/21 §	250,000	251,062
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	337,500	338,344
Verizon Communications Inc 3.410% (USD LIBOR + 1.000%) due 03/16/22 §	375,000	380,805

		1,626,091

Consumer, Cyclical - 3.1%

Alimentation Couche-Tard Inc (Canada) 2.350% due 12/13/19 ~	250,000	249,742
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	268,393	273,009
Marriott International Inc 3.103% (USD LIBOR + 0.650%) due 03/08/21 §	250,000	250,767

		773,518

Consumer, Non-Cyclical - 4.0%

BAT International Finance PLC (United Kingdom) 2.750% due 06/15/20 ~	200,000	200,494
Cigna Corp 3.060% (USD LIBOR + 0.650%) due 09/17/21 § ~	375,000	375,171
CVS Health Corp 3.173% (USD LIBOR + 0.720%) due 03/09/21 §	125,000	125,592
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	200,000	200,571
Moody’s Corp 5.500% due 09/01/20	100,000	103,549

		1,005,377

Energy - 3.1%

Enterprise Products Operating LLC 2.550% due 10/15/19	300,000	299,926
Kinder Morgan Energy Partners LP 6.500% due 04/01/20	250,000	257,260
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	200,000	207,739

		764,925

Financial - 19.6%

Alexandria Real Estate Equities Inc REIT 2.750% due 01/15/20	250,000	250,127

	Principal Amount	Value
American Campus Communities Operating Partnership LP REIT 3.350% due 10/01/20	$109,000	$110,159
AvalonBay Communities Inc REIT 3.625% due 10/01/20	200,000	202,707
Bank of America Corp
2.625% due 10/19/20	150,000	150,594
2.999% (USD LIBOR + 0.650%) due 06/25/22 §	250,000	250,786
Citigroup Inc
2.650% due 10/26/20	150,000	150,550
3.540% (USD LIBOR + 0.960%) due 04/25/22 §	250,000	252,203
GLP Capital LP REIT 4.875% due 11/01/20	250,000	254,965
Jackson National Life Global Funding 3.041% (USD LIBOR + 0.730%) due 06/27/22 § ~	250,000	252,295
JPMorgan Chase & Co
2.750% due 06/23/20	150,000	150,615
3.012% (USD LIBOR + 0.610%) due 06/18/22 §	250,000	250,553
Mitsubishi UFJ Financial Group Inc (Japan) 3.443% (USD LIBOR + 0.920%) due 02/22/22 §	250,000	252,257
Morgan Stanley
2.800% due 06/16/20	150,000	150,716
3.981% (USD LIBOR + 1.400%) due 10/24/23 §	250,000	254,921
MUFG Bank Ltd (Japan) 2.300% due 03/05/20 ~	200,000	199,869
Reckson Operating Partnership LP REIT 7.750% due 03/15/20	200,000	207,122
Royal Bank of Canada (Canada) 3.309% (USD LIBOR + 0.730%) due 02/01/22 §	200,000	201,926
Sumitomo Mitsui Financial Group Inc (Japan) 3.120% (USD LIBOR + 0.780%) due 07/12/22 §	250,000	251,099
SunTrust Bank 2.250% due 01/31/20	200,000	199,862
The Goldman Sachs Group Inc
2.750% due 09/15/20	250,000	251,027
3.274% (USD LIBOR + 0.750%) due 02/23/23 §	250,000	249,366
UBS Group Funding Switzerland AG (Switzerland) 4.109% (USD LIBOR + 1.530%) due 02/01/22 § ~	200,000	204,669
WEA Finance LLC REIT (France) 3.250% due 10/05/20 ~	200,000	201,917

		4,900,305

Industrial - 0.4%

Penske Truck Leasing Co LP 3.200% due 07/15/20 ~	100,000	100,467

Technology - 0.5%

Apple Inc 2.885% (USD LIBOR + 0.350%) due 05/11/22 §	125,000	125,743

Utilities - 2.0%

Duke Energy Progress LLC 2.633% (USD LIBOR + 0.180%) due 09/08/20 §	250,000	249,993

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Florida Power & Light Co 2.965% (USD LIBOR + 0.400%) due 05/06/22 §	$250,000	$250,126

		500,119

Total Corporate Bonds & Notes (Cost $9,999,664)		9,997,970

SENIOR LOAN NOTES - 6.0%

Consumer, Cyclical - 2.0%

Hilton Worldwide Finance LLC Term B due 06/21/26 ¥	250,000	250,426
SeaWorld Parks & Entertainment Inc Term B-5 due 03/31/24 ¥	249,362	249,180

		499,606

Industrial - 3.0%

Avolon (US) LLC Term B-3 (Ireland) due 01/15/25 ¥	250,000	249,913
GFL Environmental Inc Term B (Canada) due 05/31/25 ¥	249,370	245,567
Reynolds Group Holdings Inc Term B due 02/05/23 ¥	249,361	247,845

		743,325

Utilities - 1.0%

Vistra Operations Co LLC Term B-1 due 08/04/23 ¥	250,000	250,000

Total Senior Loan Notes (Cost $1,495,603)		1,492,931

ASSET-BACKED SECURITIES - 7.1%

AmeriCredit Automobile Receivables Trust 1.800% due 10/08/21	500,000	498,872
Apidos CLO XXIII (Cayman) 3.417% (USD LIBOR + 0.820%) due 01/15/27 § ~	250,000	249,016
CIFC Funding 2015-V Ltd (Cayman) 3.440% (USD LIBOR + 0.860%) due 10/25/27 § ~	250,000	248,746
Santander Drive Auto Receivables Trust 2.190% due 03/15/22	453,516	453,082
SLM Student Loan Trust 2.750% (USD LIBOR + 0.170%) due 07/25/23 §	74,139	74,095
Voya CLO Ltd (Cayman) 3.501% (USD LIBOR + 0.900%) due 01/18/29 § ~	250,000	249,165

Total Asset-Backed Securities (Cost $1,772,676)		1,772,976

	Shares	Value

SHORT-TERM INVESTMENTS - 109.9%

Money Market Fund - 100.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	25,000,000	$25,000,000

	Principal Amount

U.S. Treasury Bills - 9.9%

2.045% due 09/26/19	$1,250,000	1,243,755
2.060% due 12/26/19	1,250,000	1,237,386

		2,481,141

Total Short-Term Investments (Cost $27,481,200)		27,481,141

TOTAL INVESTMENTS - 163.0% (Cost $40,749,143)		40,745,018

OTHER ASSETS & LIABILITIES, NET - (63.0%)		(15,745,481)

NET ASSETS - 100.0%		$24,999,537

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$9,997,970	$—	$9,997,970	$—
	Senior Loan Notes	1,492,931	—	1,492,931	—
	Asset-Backed Securities	1,772,976	—	1,772,976	—
	Short-Term Investments	27,481,141	25,000,000	2,481,141	—

	Total	$40,745,018	$25,000,000	$15,745,018	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 56.4%

Basic Materials - 2.0%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$5,000,000	$5,112,444
DowDuPont Inc 3.628% (USD LIBOR + 1.110%) due 11/15/23 §	6,965,000	7,030,863
Glencore Funding LLC (Switzerland) 3.000% due 10/27/22 ~	3,000,000	3,024,420
4.125% due 03/12/24 ~	2,500,000	2,596,174

		17,763,901

Communications - 4.3%

Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	2,856,000	2,900,655
AT&T Inc 3.200% due 03/01/22	3,000,000	3,064,773
Charter Communications Operating LLC 3.579% due 07/23/20	4,738,000	4,780,726
DISH DBS Corp 5.125% due 05/01/20	2,000,000	2,014,980
Sprint Communications Inc 6.000% due 11/15/22	3,000,000	3,135,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	7,031,250	7,048,828
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	2,765,000	2,771,288
The Interpublic Group of Cos Inc 3.750% due 10/01/21	2,000,000	2,052,461
Verizon Communications Inc 3.618% (USD LIBOR + 1.100%) due 05/15/25 §	10,250,000	10,390,297

		38,159,008

Consumer, Cyclical - 5.5%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	3,000,000	3,005,978
British Airways Pass-Through Trust ‘A’
(United Kingdom) 4.625% due 12/20/25 ~	750,015	795,391
Daimler Finance North America LLC (Germany) 2.300% due 02/12/21 ~	5,000,000	4,981,409
3.750% due 11/05/21 ~	2,100,000	2,153,573
Delta Air Lines Inc 2.600% due 12/04/20	2,050,000	2,048,512
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	1,498,400	1,524,173
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	3,000,000	3,108,888
Ford Motor Credit Co LLC 3.273% (USD LIBOR + 0.930%) due 09/24/20 §	2,000,000	1,998,535
5.584% due 03/18/24	2,300,000	2,465,177
General Motors Financial Co Inc 3.550% due 04/09/21	1,500,000	1,523,638
3.550% due 07/08/22	3,000,000	3,053,794
3.640% (USD LIBOR + 1.310%) due 06/30/22 §	2,745,000	2,744,950
Hyatt Hotels Corp 3.375% due 07/15/23	2,900,000	2,963,159
Hyundai Capital America 3.750% due 07/08/21 ~	2,100,000	2,141,800

	Principal Amount	Value
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	$2,000,000	$2,059,400
Marriott International Inc 3.600% due 04/15/24	2,000,000	2,084,992
Sands China Ltd (Macau) 4.600% due 08/08/23	3,300,000	3,473,656
5.125% due 08/08/25	1,500,000	1,611,630
United Airlines Pass-Through Trust ‘B’ 3.650% due 07/07/27	685,764	686,688
4.625% due 03/03/24	672,537	692,915
4.750% due 10/11/23	475,980	490,831
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	687,296	724,416
Walmart Inc 2.850% due 07/08/24	2,650,000	2,735,695

		49,069,200

Consumer, Non-Cyclical - 7.3%

Altria Group Inc 3.800% due 02/14/24	2,000,000	2,085,336
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 01/12/24	5,350,000	5,589,309
4.150% due 01/23/25	2,000,000	2,165,832
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	4,500,000	4,513,486
3.118% (USD LIBOR + 0.590%) due 08/14/20 §	2,400,000	2,406,288
BAT International Finance PLC (United Kingdom) 3.250% due 06/07/22 ~	2,640,000	2,678,273
Bausch Health Cos Inc 6.500% due 03/15/22 ~	1,575,000	1,634,063
Bristol-Myers Squibb Co 2.900% due 07/26/24 ~	2,050,000	2,096,360
Campbell Soup Co 3.040% (USD LIBOR + 0.630%) due 03/15/21 §	2,280,000	2,276,147
Cigna Corp 3.200% due 09/17/20 ~	4,000,000	4,036,827
3.487% (USD LIBOR + 0.890%) due 07/15/23 § ~	2,300,000	2,299,613
DaVita Inc 5.750% due 08/15/22	2,500,000	2,531,250
General Mills Inc 3.598% (USD LIBOR + 1.010%) due 10/17/23 §	3,100,000	3,132,640
3.700% due 10/17/23	1,965,000	2,060,622
Humana Inc 2.625% due 10/01/19	1,500,000	1,500,557
Keurig Dr Pepper Inc 3.130% due 12/15/23	4,500,000	4,569,509
3.551% due 05/25/21	2,500,000	2,553,563
4.417% due 05/25/25	1,000,000	1,071,995
Mars Inc 2.700% due 04/01/25 ~	2,150,000	2,194,049
McKesson Corp 3.650% due 11/30/20	2,350,000	2,387,753
Moody’s Corp 2.625% due 01/15/23	3,000,000	3,016,382
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21 ~	3,500,000	3,616,998
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	4,500,000	4,286,250

		64,703,102

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Energy - 5.0%

Andeavor Logistics LP 3.500% due 12/01/22	$4,900,000	$5,018,051
Energy Transfer Operating LP 3.600% due 02/01/23	5,325,000	5,443,971
4.250% due 03/15/23	1,500,000	1,566,589
4.500% due 04/15/24	1,800,000	1,915,804
Enterprise Products Operating LLC 3.350% due 03/15/23	4,500,000	4,633,961
EQT Corp 2.500% due 10/01/20	2,800,000	2,792,792
Harvest Operations Corp (South Korea) 4.200% due 06/01/23 ~	2,350,000	2,491,054
Kinder Morgan Inc 5.625% due 11/15/23 ~	5,136,000	5,688,537
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~	2,000,000	2,081,708
Newfield Exploration Co 5.625% due 07/01/24	3,500,000	3,880,897
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	2,000,000	2,077,393
Saudi Arabian Oil Co (Saudi Arabia) 2.750% due 04/16/22 ~	4,150,000	4,188,627
Shell International Finance BV (Netherlands) 2.935% (USD LIBOR + 0.400%) due 11/13/23 §	2,250,000	2,251,712

		44,031,096

Financial - 23.5%

AerCap Ireland Capital DAC (Ireland) 3.300% due 01/23/23	3,100,000	3,128,547
4.250% due 07/01/20	2,000,000	2,029,721
Air Lease Corp 2.750% due 01/15/23	2,000,000	1,997,910
3.500% due 01/15/22	1,350,000	1,382,563
Alexandria Real Estate Equities Inc REIT 4.000% due 01/15/24	1,250,000	1,322,462
American Express Co 2.500% due 08/01/22	2,000,000	2,012,740
3.700% due 11/05/21	2,400,000	2,472,890
Australia & New Zealand Banking Group Ltd (Australia)
3.230% (USD LIBOR + 0.710%) due 05/19/22 § ~	3,000,000	3,019,346
AvalonBay Communities Inc REIT 2.850% due 03/15/23	1,970,000	1,998,554
3.500% due 11/15/24	2,000,000	2,100,354
Avolon Holdings Funding Ltd (Ireland) 3.625% due 05/01/22 ~	4,150,000	4,211,628
Banco Santander SA (Spain) 2.706% due 06/27/24	2,950,000	2,956,490
Bank of America Corp 2.328% due 10/01/21	2,450,000	2,447,065
3.335% (USD LIBOR + 0.770%) due 02/05/26 §	2,750,000	2,713,535
3.550% due 03/05/24	1,700,000	1,761,618
3.552% (USD LIBOR + 0.960%) due 07/23/24 §	5,000,000	5,034,160
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	3,500,000	3,495,654
Citibank NA 2.892% (USD LIBOR + 0.300%) due 10/20/20 §	1,000,000	1,000,816
Citigroup Inc 2.750% due 04/25/22	3,316,000	3,349,110

	Principal Amount	Value
3.950% (USD LIBOR + 1.430%) due 09/01/23 §	$6,500,000	$6,623,422
Citizens Bank NA 3.250% due 02/14/22	2,500,000	2,548,689
3.280% (USD LIBOR + 0.950%) due 03/29/23 §	2,000,000	2,011,106
Cooperatieve Rabobank UA (Netherlands) 2.818% (USD LIBOR + 0.480%) due 01/10/23 §	3,000,000	2,987,786
3.193% (USD LIBOR + 0.860%) due 09/26/23 § ~	1,500,000	1,501,093
Credit Suisse Group AG (Switzerland) 3.628% (USD LIBOR + 1.200%) due 12/14/23 § ~	3,000,000	3,007,821
Crown Castle International Corp REIT 2.250% due 09/01/21	3,000,000	2,986,713
4.875% due 04/15/22	2,000,000	2,127,201
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	4,000,000	3,981,541
GLP Capital LP REIT 4.875% due 11/01/20	4,250,000	4,334,405
HSBC Holdings PLC (United Kingdom) 3.262% due 03/13/23	3,400,000	3,460,520
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	3,830,000	3,815,784
Jackson National Life Global Funding 2.650% due 06/21/24 ~	5,000,000	5,025,902
3.300% due 02/01/22 ~	4,350,000	4,450,986
JPMorgan Chase & Co 2.972% due 01/15/23	2,000,000	2,028,195
3.322% (USD LIBOR + 0.730%) due 04/23/24 §	4,000,000	3,992,196
3.480% (USD LIBOR + 0.900%) due 04/25/23 §	3,450,000	3,467,765
3.811% (USD LIBOR + 1.230%) due 10/24/23 §	3,500,000	3,555,295
Metropolitan Life Global Funding I 2.400% due 06/17/22 ~	3,750,000	3,770,895
3.375% due 01/11/22 ~	1,800,000	1,850,376
Mitsubishi UFJ Financial Group Inc (Japan) 2.665% due 07/25/22	3,000,000	3,017,631
3.218% due 03/07/22	2,150,000	2,195,525
3.446% (USD LIBOR + 0.860%) due 07/26/23 §	2,000,000	2,004,481
Morgan Stanley 2.625% due 11/17/21	2,000,000	2,012,876
2.750% due 05/19/22	2,000,000	2,021,541
3.283% (SOFR + 0.830%) due 06/10/22 §	2,500,000	2,503,747
3.522% (USD LIBOR + 0.930%) due 07/22/22 §	5,000,000	5,032,937
3.981% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,529,527
New York Life Global Funding 2.950% due 01/28/21 ~	3,000,000	3,034,345
3.250% due 08/06/21 ~	1,500,000	1,533,869
PNC Bank NA 2.500% due 01/22/21	2,000,000	2,006,906
Royal Bank of Canada (Canada) 2.949% (USD LIBOR + 0.660%) due 10/05/23 §	2,000,000	1,997,654
Springleaf Finance Corp 6.125% due 03/15/24	3,200,000	3,448,000
Sumitomo Mitsui Financial Group Inc (Japan) 2.784% due 07/12/22	3,250,000	3,292,399

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
3.328% (USD LIBOR + 0.740%) due 01/17/23 §	$5,000,000	$5,000,617
SunTrust Bank 3.525% due 10/26/21	4,200,000	4,263,206
The Goldman Sachs Group Inc 2.350% due 11/15/21	2,000,000	1,996,979
3.363% (USD LIBOR + 0.780%) due 10/31/22 §	2,000,000	2,001,739
3.529% (USD LIBOR + 1.050%) due 06/05/23 §	3,750,000	3,761,293
3.688% (USD LIBOR + 1.170%) due 05/15/26 §	3,200,000	3,157,903
The Huntington National Bank 3.125% due 04/01/22	3,500,000	3,568,708
The PNC Financial Services Group Inc 3.500% due 01/23/24	1,650,000	1,738,025
UBS AG (Switzerland) 2.450% due 12/01/20 ~	4,200,000	4,206,965
UDR Inc REIT 4.625% due 01/10/22	1,195,000	1,250,311
US Bancorp 3.375% due 02/05/24	2,000,000	2,087,802
US Bank NA 3.000% due 02/04/21	3,300,000	3,340,328
Ventas Realty LP REIT 2.650% due 01/15/25	2,000,000	1,991,496
Wells Fargo & Co 2.625% due 07/22/22	4,400,000	4,435,139
3.069% due 01/24/23	2,000,000	2,031,392
3.450% due 02/13/23	3,000,000	3,084,171
Westpac Banking Corp (Australia) 2.911% (USD LIBOR + 0.570%)
due 01/11/23 §	3,000,000	2,995,662
3.300% due 02/26/24	3,000,000	3,111,332
Zions Bancorp NA 3.350% due 03/04/22	3,000,000	3,056,014

		208,673,374

Industrial - 3.2%

John Deere Capital Corp 2.872% (USD LIBOR + 0.400%) due 06/07/21 §	6,000,000	6,019,127
Masco Corp 3.500% due 04/01/21	2,811,000	2,853,009
Penske Truck Leasing Co LP 3.450% due 07/01/24 ~	2,300,000	2,370,593
4.125% due 08/01/23 ~	2,000,000	2,103,794
Reynolds Group Issuer Inc 6.097% (USD LIBOR + 3.500%) due 07/15/21 § ~	2,500,000	2,506,250
Roper Technologies Inc 3.650% due 09/15/23	2,250,000	2,344,236
Ryder System Inc 2.875% due 06/01/22	1,000,000	1,011,555
3.650% due 03/18/24	3,000,000	3,136,587
United Technologies Corp 3.350% due 08/16/21	3,000,000	3,066,876
3.650% due 08/16/23	3,000,000	3,142,728

		28,554,755

Technology - 2.4%

Broadcom Inc 3.125% due 04/15/21 ~	4,000,000	4,027,231
3.125% due 10/15/22 ~	2,500,000	2,514,646

	Principal Amount	Value
Fiserv Inc 3.800% due 10/01/23	$3,000,000	$3,160,421
International Business Machines Corp 2.850% due 05/13/22	6,000,000	6,099,377
2.935% (USD LIBOR + 0.400%) due 05/13/21 §	6,000,000	6,017,512

		21,819,187

Utilities - 3.2%

American Electric Power Co Inc 3.650% due 12/01/21	1,750,000	1,804,886
Dominion Energy Inc 2.715% due 08/15/21	1,200,000	1,201,955
DTE Energy Co 2.600% due 06/15/22	2,400,000	2,411,736
Duke Energy Corp 2.400% due 08/15/22	2,150,000	2,149,319
3.101% (USD LIBOR + 0.650%) due 03/11/22 §	1,000,000	1,005,350
Duke Energy Progress LLC 3.375% due 09/01/23	1,650,000	1,720,715
FirstEnergy Corp 2.850% due 07/15/22	3,800,000	3,850,451
Florida Power & Light Co 2.965% (USD LIBOR + 0.400%) due 05/06/22 §	2,000,000	2,001,003
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	3,000,000	3,018,750
Public Service Enterprise Group Inc 2.875% due 06/15/24	1,250,000	1,263,103
Sempra Energy 3.097% (USD LIBOR + 0.500%) due 01/15/21 §	5,000,000	4,984,943
Talen Energy Supply LLC 6.625% due 01/15/28 ~	1,500,000	1,496,250
Vistra Operations Co LLC 3.550% due 07/15/24 ~	1,250,000	1,258,161

		28,166,622

Total Corporate Bonds & Notes (Cost $493,090,807)		500,940,245

SENIOR LOAN NOTES - 9.1%

Communications - 1.1%

Sprint Communications Inc Term B 5.438% (USD LIBOR + 3.000%) due 02/03/24 §	1,990,000	1,975,059
T-Mobile USA Inc 4.938% (USD LIBOR + 1.750%) due 05/15/25 §	2,934,956	2,895,818
Zayo Group LLC Term B-2 4.652% (USD LIBOR + 2.250%) due 01/19/24 §	5,000,000	5,003,750

		9,874,627

Consumer, Cyclical - 2.2%

Caesars Resort Collection LLC Term B 5.152% (USD LIBOR + 2.750%) due 12/22/24 §	3,982,317	3,914,048
Golden Nugget LLC Term B 5.149% (USD LIBOR + 2.750%) due 10/04/23 §	1,412,965	1,403,140

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Hilton Worldwide Finance LLC Term B 4.154% (USD LIBOR + 1.750%) due 06/21/26 §	$3,103,036	$3,108,326
Marriott Ownership Resorts Inc Term B 4.652% (USD LIBOR + 2.250%) due 08/29/25 §	3,582,000	3,587,971
New Red Finance Inc Term B (Canada) 4.652% (USD LIBOR + 2.250%) due 02/17/24 §	3,948,591	3,926,996
SeaWorld Parks & Entertainment Inc Term B-5 5.402% (USD LIBOR + 3.000%) due 03/31/24 §	3,459,746	3,457,211

		19,397,692

Consumer, Non-Cyclical - 0.8%

Albertson’s LLC Term B-7 5.402% (USD LIBOR + 3.000%) due 11/16/25 §	1,694,081	1,688,182
Bausch Health Americas Inc Term B 5.412% (USD LIBOR + 3.000%) due 06/01/25 § ¥	2,806,931	2,808,685
US Foods Inc Term B 4.402% (USD LIBOR + 2.000%) due 06/27/23 §	2,449,872	2,437,184

		6,934,051

Financial - 0.8%

MGM Growth Properties Operating Partnership LP REIT Term B 4.402% (USD LIBOR + 2.000%) due 03/25/25 §	3,446,095	3,431,019
USI Inc Term B 5.330% (USD LIBOR + 3.000%) due 05/16/24 §	3,457,405	3,377,453

		6,808,472

Industrial - 2.3%

Advanced Disposal Services Inc Term B 4.635% (USD LIBOR + 2.250%) due 11/10/23 §	4,981,059	4,981,403
Berry Global Inc Term Q 4.412% (USD LIBOR + 2.000%) due 10/01/22 § ¥	5,131,746	5,103,373
GFL Environmental Inc Term B (Canada) 5.402% (USD LIBOR + 2.750%) due 05/31/25 §	5,225,513	5,145,824
Reynolds Group Holdings Inc Term B 5.152% (USD LIBOR + 3.000%) due 02/05/23 § ¥	5,168,131	5,136,709

		20,367,309

Technology - 0.8%

First Data Corp 4.404% (USD LIBOR + 2.250%) due 04/26/24 §	3,000,000	3,000,003
Tempo Acquisition LLC Term B 5.402% (USD LIBOR + 3.000%) due 05/01/24 §	2,967,305	2,958,032
Vertafore Inc Term B 5.652% (USD LIBOR + 3.250%) due 07/02/25 §	1,492,500	1,437,997

		7,396,032

	Principal Amount	Value
Utilities - 1.1%

Talen Energy Supply LLC Term B due 06/28/26 ¥	$1,500,000	$1,494,375
Term B-1 6.439% (USD LIBOR + 4.000%) due 07/06/23 § ¥	2,045,755	2,047,033
Term B-2 6.402% (USD LIBOR + 4.000%) due 04/13/24 §	992,327	993,568
Vistra Operations Co LLC Term B-1 4.402% (USD LIBOR + 2.000%) due 08/04/23 § ¥	5,512,235	5,512,235

		10,047,211

Total Senior Loan Notes (Cost $80,905,353)		80,825,394

ASSET-BACKED SECURITIES - 21.2%

Ally Auto Receivables Trust 3.020% due 09/15/23	1,000,000	1,005,986
American Express Credit Account Master Trust 2.350% due 05/15/25	1,500,000	1,513,233
AmeriCredit Automobile Receivables Trust 1.460% due 05/10/21	446,088	445,912
1.530% due 07/08/21	272,072	271,762
1.800% due 10/08/21	1,115,000	1,112,485
1.830% due 12/08/21	1,000,000	996,881
1.980% due 12/20/21	1,097,825	1,095,824
2.300% due 02/18/22	3,280,000	3,276,501
2.360% due 12/19/22	2,500,000	2,503,156
2.600% due 09/18/23	2,000,000	2,011,823
2.730% due 03/08/21	703,569	703,763
2.890% due 01/10/22	2,775,000	2,780,589
2.970% due 11/20/23	1,500,000	1,521,415
3.080% due 12/18/23	2,000,000	2,029,570
3.130% due 02/18/25	1,550,000	1,579,594
3.450% due 06/18/24	2,000,000	2,044,315
3.500% due 01/18/24	2,000,000	2,054,491
Apidos CLO XV ‘A1RR’ (Cayman) 3.602% (USD LIBOR + 1.010%) due 04/20/31 § ~	1,250,000	1,240,615
Apidos CLO XXV ‘A1R’ (Cayman) 3.762% (USD LIBOR + 1.170%) due 10/20/31 § ~	2,000,000	1,996,451
Apidos CLO XXX ‘A1A’ (Cayman) 3.741% (USD LIBOR + 1.140%) due 10/18/31 § ~	3,000,000	2,995,505
Atrium XIII (Cayman) 3.772% (USD LIBOR + 1.180%) due 11/21/30 § ~	470,000	468,227
Benefit Street Partners CLO IV Ltd (Cayman) 3.842% (USD LIBOR + 1.250%) due 01/20/29 § ~	1,000,000	1,002,320
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.697% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	845,994
Capital Auto Receivables Asset Trust 2.390% due 11/20/20	322,293	322,223
3.480% due 10/20/23 ~	1,000,000	1,014,625
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.632% (USD LIBOR + 1.050%) due 07/27/31 § ~	500,000	495,506

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
4.592% (USD LIBOR + 2.000%) due 04/20/27 § ~	$1,550,000	$1,554,808
Carmax Auto Owner Trust ‘B’ 3.010% due 12/16/24	4,000,000	4,084,708
CIFC Funding 2015-III Ltd (Cayman) 3.462% (USD LIBOR + 0.870%) due 04/19/29 § ~	3,000,000	2,977,500
Citibank Credit Card Issuance Trust 1.750% due 11/19/21	1,255,000	1,252,517
1.800% due 09/20/21	1,346,000	1,344,184
Dryden 33 Senior Loan Fund (Cayman) 4.347% (USD LIBOR + 1.750%) due 04/15/29 § ~	2,000,000	2,002,742
Dryden 55 CLO Ltd (Cayman) 3.617% (USD LIBOR + 1.020%) due 04/15/31 § ~	2,500,000	2,487,338
Dryden 58 CLO Ltd (Cayman) 3.588% (USD LIBOR + 1.000%) due 07/17/31 § ~	2,000,000	1,980,378
Dryden 61 CLO Ltd (Cayman) 3.748% (USD LIBOR + 1.160%) due 01/17/32 § ~	5,000,000	4,990,442
Dryden 64 CLO Ltd (Cayman) 3.571% (USD LIBOR + 0.970%) due 04/18/31 § ~	2,000,000	1,983,500
Dryden 75 CLO Ltd (Cayman) 4.003% (USD LIBOR + 1.700%) due 07/15/30 § ~	4,000,000	4,000,000
4.335% (USD LIBOR + 1.800% due 01/15/29 § ~	4,000,000	3,985,272
Ford Credit Auto Owner Trust 2.140% due 10/15/22	2,000,000	1,995,825
2.350% due 04/15/23	1,000,000	1,000,982
2.500% due 05/15/24	1,750,000	1,754,611
2.623% (USD LIBOR + 0.240%) due 02/15/22 §	1,500,000	1,500,288
3.380% due 03/15/24	1,650,000	1,705,532
GM Financial Consumer Automobile Receivables Trust ‘B’ 3.270% due 01/16/24	1,200,000	1,231,615
Magnetite XIV-R Ltd ‘A1’ (Cayman) 3.721% (USD LIBOR + 1.120%) due 10/18/31 § ~	3,000,000	2,990,849
Magnetite XVIII Ltd (Cayman) 3.598% (USD LIBOR + 1.080%) due 11/15/28 § ~	3,000,000	3,000,805
Magnetite XXI Ltd ‘A’ (Cayman) 3.909% (USD LIBOR + 1.280%) due 04/20/30 § ~	1,000,000	1,002,742
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	1,400,000	1,452,682
Navient Private Education Loan Trust ‘A1’ 2.744% (USD LIBOR + 0.350%) due 12/15/59 § ~	2,111,440	2,110,634
Navient Private Education Refi Loan Trust ‘A1’ 2.820% due 02/15/68 ~	4,000,000	4,028,980
Navient Student Loan Trust ‘A1’ 2.594% (USD LIBOR + 0.190%) due 03/25/67 § ~	310,914	310,889
2.674% (USD LIBOR + 0.270%) due 02/27/68 § ~	2,844,169	2,840,982
2.794% (USD LIBOR + 0.400%) due 12/15/59 § ~	1,110,219	1,110,520
Navient Student Loan Trust ‘A2’ 2.824% (USD LIBOR + 0.420%) due 08/27/29 §	767,467	767,677

	Principal Amount	Value
Navient Student Loan Trust ‘A2A’ 3.390% due 12/15/59 ~	$2,000,000	$2,066,499
Nelnet Student Loan Trust ‘A1’ 2.724% (USD LIBOR + 0.320%) due 05/25/66 § ~	364,876	364,850
OCP CLO Ltd (Cayman) 3.406% (USD LIBOR + 0.820%) due 10/26/27 § ~	2,000,000	1,996,344
Octagon Investment Partners 25 Ltd (Cayman) 3.392% (USD LIBOR + 0.800%) due 10/20/26 § ~	3,000,000	2,999,161
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	1,600,000	1,597,170
Regatta Funding LP 2013-2A ‘A1R2’ (Cayman) 3.745% (USD LIBOR + 1.250%) due 01/15/29 § ~	3,000,000	3,004,617
Regatta X Funding Ltd ‘A’ (Cayman) 3.708% (USD LIBOR + 1.120%) due 01/17/31 § ~	3,000,000	2,986,580
Regatta XIV Funding Ltd ‘A’ (Cayman) 3.770% (USD LIBOR + 1.190%) due 10/25/31 § ~	2,500,000	2,492,502
Santander Drive Auto Receivables Trust 2.580% due 05/16/22	1,000,000	999,918
2.790% due 01/16/24	5,000,000	5,046,017
3.030% due 09/15/22	2,000,000	2,008,634
3.210% due 09/15/23	2,000,000	2,033,289
3.270% due 01/17/23	1,600,000	1,612,858
3.290% due 10/17/22	1,150,000	1,158,278
3.420% due 04/15/25	1,750,000	1,782,750
3.520% due 12/15/22	2,250,000	2,269,900
SLC Student Loan Trust 2.510% (USD LIBOR + 0.100%) due 09/15/26 §	1,333,009	1,330,480
2.520% (USD LIBOR + 0.110%) due 03/15/27 §	6,382,177	6,353,258
2.530% (USD LIBOR + 0.120%) due 06/15/29 §	1,145,314	1,137,214
3.396% (USD LIBOR + 0.875%) due 11/25/42 §	401,795	403,549
4.010% (USD LIBOR + 1.600%) due 12/15/32 §	390,042	399,795
SLM Private Credit Student Loan Trust 2.700% (USD LIBOR + 0.290%) due 06/15/39 §	1,537,381	1,494,756
2.720% (USD LIBOR + 0.310%) due 12/15/38 §	800,000	780,979
SLM Private Education Loan Trust 3.500% due 06/15/44 ~	720,000	719,648
SLM Student Loan Trust 2.960% (USD LIBOR + 0.380%) due 10/25/24 §	1,902,150	1,902,245
3.130% (USD LIBOR + 0.550%) due 04/27/26 § ~	631,471	632,296
3.210% (USD LIBOR + 0.630%) due 01/25/40 § ~	3,150,000	3,120,924
SMB Private Education Loan Trust 2.340% due 09/15/34 ~	4,102,716	4,081,485
2.490% due 06/15/27 ~	686,908	688,046
2.700% due 05/15/31 ~	1,064,876	1,072,545
2.750% due 07/15/27 ~	482,829	485,593
3.050% due 05/15/26 ~	2,299,868	2,316,496
3.440% due 07/15/36 ~	1,850,000	1,920,280
3.500% due 02/15/36 ~	1,000,000	1,038,076
3.600% due 01/15/37 ~	3,000,000	3,150,181
3.630% due 11/15/35 ~	2,954,000	3,092,668

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
SMB Private Education Loan Trust ‘A1’ 2.714% (USD LIBOR + 0.320%) due 12/16/24 § ~	$3,153,683	$3,154,202
2.732% (USD LIBOR + 0.350%) due 07/15/26 § ~	7,000,000	7,008,824
2.744% (USD LIBOR + 0.350%) due 03/16/26 § ~	2,103,824	2,104,727
Verizon Owner Trust 1.680% due 05/20/21 ~	1,212,314	1,210,118
Verizon Owner Trust ‘A1B’ 2.891% (USD LIBOR + 0.450%) due 12/20/23 §	3,000,000	3,001,729
Volvo Financial Equipment LLC 3.130% due 11/15/23 ~	2,000,000	2,053,921

Total Asset-Backed Securities (Cost $186,501,071)		187,851,170

U.S. TREASURY OBLIGATIONS - 8.4%

U.S. Treasury Notes - 8.4%

0.875% due 09/15/19	4,500,000	4,487,127
1.125% due 04/30/20	5,000,000	4,963,867
2.000% due 01/15/21	5,000,000	5,012,500
2.000% due 07/31/22	3,000,000	3,024,316
2.250% due 03/31/21	6,000,000	6,046,055
2.625% due 12/15/21	10,000,000	10,217,578
2.750% due 09/30/20	4,000,000	4,042,109
2.750% due 11/30/20	28,000,000	28,350,000
2.875% due 10/31/20	8,500,000	8,611,397

Total U.S. Treasury Obligations (Cost $73,867,944)		74,754,949

MUNICIPAL BONDS - 0.1%

Pennsylvania Higher Education Assistance Agency ‘A’ 3.480% (USD LIBOR + 0.900%) due 07/25/29 §	630,611	632,994

Total Municipal Bonds (Cost $631,793)		632,994

SHORT-TERM INVESTMENTS - 5.8%

Commercial Paper - 0.8%

Anheuser-Busch InBev Worldwide Inc (Belgium) 2.806% due 07/25/19	2,500,000	2,495,266
NextEra Energy Capital Holding Inc 2.756% due 08/15/19	5,000,000	4,982,900

		7,478,166

	Shares	Value
Money Market Fund - 5.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	44,532,347	$44,532,347

Total Short-Term Investments (Cost $52,011,855)		52,010,513

TOTAL INVESTMENTS - 101.0% (Cost $887,008,823)		897,015,265

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(8,955,996)

NET ASSETS - 100.0%		$888,059,269

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$500,940,245	$—	$500,940,245	$—
	Senior Loan Notes	80,825,394	—	80,825,394	—
	Asset-Backed Securities	187,851,170	—	187,851,170	—
	U.S. Treasury Obligations	74,754,949	—	74,754,949	—
	Municipal Bonds	632,994	—	632,994	—
	Short-Term Investments	52,010,513	44,532,347	7,478,166	—

	Total	$897,015,265	$44,532,347	$852,482,918	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 48.6%

Communications - 3.5%

AT&T Inc 5.250% due 03/01/37	$4,000,000	$4,492,030
Charter Communications Operating LLC 5.750% due 04/01/48	2,000,000	2,214,180
Discovery Communications 5.300% due 05/15/49	1,500,000	1,614,289
Fox Corp 4.709% due 01/25/29 ~	1,700,000	1,898,036
5.576% due 01/25/49 ~	1,800,000	2,197,251
Sprint Communications Inc 6.000% due 11/15/22	6,000,000	6,270,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	3,368,813	3,377,235
Verizon Communications Inc 3.618% (USD LIBOR + 1.100%) due 05/15/25 §	3,000,000	3,041,063

		25,104,084

Consumer, Cyclical - 8.8%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	4,057,246	4,274,512
Alimentation Couche-Tard Inc (Canada) 4.500% due 07/26/47 ~	3,000,000	3,021,820
American Airlines Pass-Through Trust ‘AA’ 3.575% due 07/15/29	4,403,115	4,575,702
3.600% due 03/22/29	2,659,558	2,753,972
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	576,842	589,504
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	3,000,061	3,181,564
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,532,444	2,650,709
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,357,920	1,433,014
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,750,000	2,921,875
Ford Motor Credit Co LLC 5.584% due 03/18/24	1,850,000	1,982,860
General Motors Co 5.000% due 10/01/28	3,000,000	3,153,428
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,810,457	1,845,942
Hilton Domestic Operating Co Inc 4.875% due 01/15/30 ~	2,000,000	2,068,334
Hyatt Hotels Corp 4.375% due 09/15/28	2,000,000	2,116,709
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	2,000,000	2,059,400
Lennar Corp 6.250% due 12/15/21	2,500,000	2,646,875
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	2,500,000	2,646,875
Nordstrom Inc 5.000% due 01/15/44	2,500,000	2,334,072
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	2,035,000
Spirit Airlines Pass- Through Trust ‘AA’ 3.375% due 08/15/31	428,749	439,401
4.100% due 10/01/29	558,654	585,665

	Principal Amount	Value

United Airlines Pass Through Trust ‘AA’ 4.150% due 02/25/33	$2,500,000	$2,686,321
United Airlines Pass-Through Trust ‘B’ 3.650% due 04/07/27	1,568,750	1,574,728
4.750% due 10/11/23	3,522,256	3,632,150
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,332,606	2,524,185
Virgin Australia Pass-Through Trust ‘A’ (Australia) 5.000% due 04/23/25 ~	645,570	665,163
Walmart Inc 3.050% due 07/08/26	2,500,000	2,614,424

		63,014,204

Consumer, Non-Cyclical - 4.4%

Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	5,000,000	5,949,850
Bausch Health Cos Inc 6.500% due 03/15/22 ~	2,000,000	2,075,000
Bristol-Myers Squibb Co 4.125% due 06/15/39 ~	1,500,000	1,627,790
Cigna Corp 4.375% due 10/15/28 ~	3,350,000	3,616,040
Eli Lilly & Co 4.150% due 03/15/59	1,800,000	1,976,052
General Mills Inc 4.200% due 04/17/28	2,000,000	2,155,955
Keurig Dr Pepper Inc 4.417% due 05/25/25	3,000,000	3,215,985
Mars Inc 3.875% due 04/01/39 ~	2,000,000	2,119,613
MEDNAX Inc 5.250% due 12/01/23 ~	2,000,000	1,980,000
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23 ~	3,900,000	4,179,645
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	1,000,000	952,500
Verisk Analytics Inc 4.125% due 03/15/29	1,650,000	1,775,100

		31,623,530

Energy - 4.5%

Andeavor Logistics LP 5.200% due 12/01/47	1,200,000	1,273,997
5.250% due 01/15/25	6,000,000	6,350,111
6.875% due 02/15/23	1,000,000	998,035
Concho Resources Inc 4.300% due 08/15/28	2,750,000	2,969,097
Diamondback Energy Inc 5.375% due 05/31/25	3,000,000	3,157,500
Energy Transfer Partners LP 4.750% due 01/15/26	3,000,000	3,215,729
EQM Midstream Partners LP 6.500% due 07/15/48	2,250,000	2,364,490
EQT Corp 3.900% due 10/01/27	2,000,000	1,892,321
Kinder Morgan Energy Partners LP 4.300% due 05/01/24	2,720,000	2,892,267
5.000% due 08/15/42	2,500,000	2,643,459
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	2,100,000	1,810,725

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value

Rockies Express Pipeline LLC 4.950% due 07/15/29 ~	$1,100,000	$1,140,407
Southwestern Energy Co 6.200% due 01/23/25	1,750,000	1,610,000

		32,318,138

Financial - 16.1%

Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	1,650,000	1,692,619
Bank of America Corp 4.183% due 11/25/27	4,850,000	5,149,034
4.200% due 08/26/24	3,500,000	3,723,565
4.250% due 10/22/26	5,500,000	5,878,704
Boston Properties LP REIT 2.750% due 10/01/26	1,927,000	1,897,847
3.400% due 06/21/29	1,600,000	1,636,365
Citigroup Inc 4.125% due 07/25/28	3,600,000	3,806,641
4.400% due 06/10/25	3,000,000	3,204,229
4.600% due 03/09/26	3,948,000	4,273,441
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,500,000	3,604,641
Duke Realty LP REIT 3.750% due 12/01/24	3,420,000	3,579,315
GLP Capital LP REIT 5.250% due 06/01/25	1,950,000	2,094,105
HCP Inc 3.500% due 07/15/29	2,800,000	2,815,562
Healthcare Realty Trust Inc REIT 3.625% due 01/15/28	1,900,000	1,919,129
Hudson Pacific Properties LP REIT 3.950% due 11/01/27	2,250,000	2,291,512
Jackson National Life Global Funding 2.650% due 06/21/24 ~	4,000,000	4,020,721
JPMorgan Chase & Co 4.125% due 12/15/26	4,000,000	4,283,100
Liberty Property LP REIT 4.375% due 02/01/29	800,000	866,193
Life Storage LP REIT 4.000% due 06/15/29	1,650,000	1,698,129
MassMutual Global Funding II 3.400% due 03/08/26 ~	3,500,000	3,666,544
Mastercard Inc 2.950% due 06/01/29	2,800,000	2,893,103
Mid-America Apartments LP REIT 3.600% due 06/01/27	1,276,000	1,317,721
3.950% due 03/15/29	4,600,000	4,869,486
Morgan Stanley 5.000% due 11/24/25	7,500,000	8,304,557
Nuveen LLC 4.000% due 11/01/28 ~	2,050,000	2,250,133
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,240,804
Principal Financial Group Inc 3.700% due 05/15/29	1,200,000	1,257,856
Springleaf Finance Corp 6.125% due 03/15/24	3,200,000	3,448,000
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	3,249,099
The Goldman Sachs Group Inc 3.272% due 09/29/25	2,000,000	2,047,208
3.500% due 11/16/26	4,000,000	4,101,286

	Principal Amount	Value

The Howard Hughes Corp 5.375% due 03/15/25 ~	$2,500,000	$2,595,500
UDR Inc REIT 2.950% due 09/01/26	2,000,000	1,989,292
3.200% due 01/15/30	2,100,000	2,092,507
Ventas Realty LP REIT 3.500% due 02/01/25	4,450,000	4,607,860
Wells Fargo & Co 4.400% due 06/14/46	3,750,000	4,066,496
Weyerhaeuser Co REIT 4.000% due 11/15/29	850,000	904,717

		115,337,021

Industrial - 3.6%

Allegion US Holding Co Inc 3.550% due 10/01/27	4,336,000	4,276,658
AP Moller - Maersk AS (Denmark) 4.500% due 06/20/29 ~	2,000,000	2,036,488
Ardagh Packaging Finance PLC (Ireland) 7.250% due 05/15/24 ~	1,000,000	1,057,500
Masco Corp 7.750% due 08/01/29	2,000,000	2,512,875
Norbord Inc (Canada) 6.250% due 04/15/23 ~	2,000,000	2,120,000
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,500,000	2,571,875
Penske Truck Leasing Co Lp 3.450% due 07/01/24 ~	1,350,000	1,391,435
4.450% due 01/29/26 ~	1,200,000	1,287,155
TransDigm Inc 6.250% due 03/15/26 ~	1,000,000	1,048,750
Waste Connections Inc 3.500% due 05/01/29	2,600,000	2,707,568
Waste Management Inc 3.450% due 06/15/29	1,650,000	1,736,824
WRKCo Inc 4.200% due 06/01/32	2,450,000	2,538,633

		25,285,761

Technology - 1.8%

Broadcom Inc 4.250% due 04/15/26 ~	3,000,000	3,041,769
Fiserv Inc 3.500% due 07/01/29	2,650,000	2,723,078
4.400% due 07/01/49	2,000,000	2,102,545
KLA-Tencor Corp 4.100% due 03/15/29	1,650,000	1,740,501
Lam Research Corp 3.750% due 03/15/26	450,000	472,663
NXP BV (Netherlands) 3.875% due 06/18/26 ~	2,300,000	2,360,301

		12,440,857

Utilities - 5.9%

Aqua America Inc 3.566% due 05/01/29	1,500,000	1,559,299
Avangrid Inc 3.800% due 06/01/29	1,900,000	1,991,053
Dominion Energy Inc 3.071% due 08/15/24	1,800,000	1,814,633
DPL Inc 4.350% due 04/15/29 ~	3,000,000	3,041,995
Duke Energy Progress LLC 3.450% due 03/15/29	1,700,000	1,792,930

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Electricite de France SA (France) 4.500% due 09/21/28 ~	$3,000,000	$3,291,265
Exelon Corp 5.100% due 06/15/45	2,000,000	2,303,694
FirstEnergy Corp 4.850% due 07/15/47	2,400,000	2,728,987
IPALCO Enterprises Inc 3.700% due 09/01/24	3,500,000	3,624,571
Jersey Central Power & Light Co 4.300% due 01/15/26 ~	1,700,000	1,826,252
Metropolitan Edison Co 4.300% due 01/15/29 ~	2,000,000	2,185,843
MidAmerican Energy Co 4.250% due 07/15/49	1,650,000	1,878,673
Nevada Power Co 3.700% due 05/01/29	3,000,000	3,206,216
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	2,000,000	2,012,500
Oklahoma Gas & Electric Co 3.300% due 03/15/30	2,450,000	2,493,603
Oncor Electric Delivery Co LLC 3.700% due 11/15/28 ~	1,700,000	1,831,951
Talen Energy Supply LLC 6.500% due 06/01/25	1,000,000	842,500
6.625% due 01/15/28 ~	3,000,000	2,992,500
Vistra Operations Co LLC 3.550% due 07/15/24 ~	1,000,000	1,006,529

		42,424,994

Total Corporate Bonds & Notes (Cost $332,615,351)		347,548,589

SENIOR LOAN NOTES - 13.8%

Communications - 1.7%

Level 3 Parent LLC Term B 4.652% (USD LIBOR + 2.250%) due 02/22/24 §	2,500,000	2,482,553
Sprint Communications Inc Term B 5.438% (USD LIBOR + 3.000%) due 02/03/24 §	2,487,500	2,468,824
T-Mobile USA Inc 4.938% (USD LIBOR + 1.750%) due 05/15/25 §	2,937,412	2,898,242
Zayo Group LLC Term B-2 4.652% (USD LIBOR + 2.250%) due 01/19/24 § ¥	4,000,000	4,003,000

		11,852,619

Consumer, Cyclical - 3.7%

Bass Pro Group LLC Term B 7.402% (USD LIBOR + 5.000%) due 09/25/24 §	1,476,143	1,412,936
Caesars Resort Collection LLC Term B 5.152% (USD LIBOR + 2.750%) due 12/22/24 §	2,987,367	2,936,155
ClubCorp Holdings Inc Term B 5.080% (USD LIBOR + 2.750%) due 09/18/24 §	2,203,353	2,043,610
Golden Nugget LLC Term B 5.149% (USD LIBOR + 2.750%) due 10/04/23 §	3,296,918	3,273,994

	Principal Amount	Value
Hilton Worldwide Finance LLC Term B 4.154% (USD LIBOR + 1.750%) due 06/21/26 §	$4,182,817	$4,189,949
Marriott Ownership Resorts Inc Term B 4.652% (USD LIBOR + 2.250%) due 08/29/25 § ¥	3,387,987	3,393,635
New Red Finance Inc Term B (Canada) 4.652% (USD LIBOR + 2.250%) due 02/17/24 §	5,252,128	5,223,404
SeaWorld Parks & Entertainment Inc Term B-5 5.402% (USD LIBOR + 3.000%) due 03/31/24 §	3,924,736	3,921,859

		26,395,542

Consumer, Non-Cyclical - 1.1%

Albertson’s LLC Term B-7 5.402% (USD LIBOR + 3.000%) due 11/16/25 §	2,555,663	2,546,764
Bausch Health Americas Inc Term B 5.412% (USD LIBOR + 3.000%) due 06/01/25 §	1,814,403	1,815,537
US Foods Inc Term B 4.402% (USD LIBOR + 2.000%) due 06/27/23 §	3,892,436	3,872,277

		8,234,578

Financial - 1.0%

HUB International Ltd Term B 5.586% (USD LIBOR + 3.000%) due 04/25/25 §	1,485,000	1,450,428
MGM Growth Properties Operating Partnership LP REIT Term B 4.402% (USD LIBOR + 2.000%) due 03/25/25 §	997,423	993,059
USI Inc Term B 5.330% (USD LIBOR + 3.000%) due 05/16/24 §	4,924,937	4,811,048

		7,254,535

Industrial - 3.9%

Advanced Disposal Services Inc Term B 4.635% (USD LIBOR + 2.250%) due 11/10/23 §	4,981,059	4,981,403
Avolon (US) LLC Term B-3 (Ireland) 4.133% (USD LIBOR + 1.750%) due 01/15/25 §	1,242,786	1,242,355
Berry Global Inc Term Q due 10/01/22 ¥	3,000,000	2,983,413
GFL Environmental Inc Term B (Canada) 5.402% (USD LIBOR + 2.750%) due 05/31/25 §	6,215,495	6,120,708
Proampac PG Borrower LLC 5.992% (USD LIBOR + 3.500%) due 11/18/23 §	1,790,209	1,718,973
Reynolds Group Holdings Inc Term B 5.152% (USD LIBOR + 3.000%) due 02/05/23 § ¥	4,937,579	4,907,558

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
TransDigm Inc Term E 4.830% (USD LIBOR + 2.500%) due 05/30/25 §	$1,918,359	$1,878,449
Term F 4.830% (USD LIBOR + 2.500%) due 06/09/23 §	3,821,917	3,758,317

		27,591,176

Technology - 1.2%

First Data Corp 4.404% (USD LIBOR + 2.250%) due 04/26/24 §	3,000,000	3,000,003
Tempo Acquisition LLC Term B 5.402% (USD LIBOR + 3.000%) due 05/01/24 §	1,969,849	1,963,693
Vertafore Inc Term B 5.652% (USD LIBOR + 3.250%) due 07/02/25 §	3,980,000	3,834,658

		8,798,354

Utilities - 1.2%

Talen Energy Supply LLC Term B due 06/26/26 ¥	1,500,000	1,494,375
Term B-1 6.402% (USD LIBOR + 4.000%) due 07/06/23 §	3,247,603	3,249,633
Vistra Operations Co LLC Term B-1 4.402% (USD LIBOR + 2.000%) due 08/04/23 § ¥	3,645,143	3,645,143

		8,389,151

Total Senior Loan Notes (Cost $99,141,038)		98,515,955

MORTGAGE-BACKED SECURITIES - 0.6%

Fannie Mae - 0.6%

2.500% due 07/01/34	4,500,000	4,529,531

Total Mortgage-Backed Securities (Cost $4,511,953)		4,529,531

ASSET-BACKED SECURITIES - 15.9%

AmeriCredit Automobile Receivables Trust 2.240% due 06/19/23	950,000	949,683
2.400% due 05/18/22	1,850,000	1,851,121
2.690% due 06/19/23	1,050,000	1,055,681
2.710% due 08/18/22	1,500,000	1,505,519
3.130% due 02/18/25	1,250,000	1,273,866
3.360% due 02/18/25	1,000,000	1,025,080
Apidos CLO XXX ‘A2’ (Cayman) 4.201% (USD LIBOR + 1.600%) due 10/18/31 § ~	3,600,000	3,570,389
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.697% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,600,000	1,592,460
Capital Auto Receivables Asset Trust 1.690% due 03/20/21	812,410	810,929
2.110% due 03/22/21	600,000	598,725
3.090% due 08/22/22 ~	1,600,000	1,618,910

	Principal Amount	Value
Carlyle Global Market Strategies CLO Ltd
(Cayman) 3.632% (USD LIBOR + 1.050%) due 07/27/31 § ~	$1,000,000	$991,011
4.132% (USD LIBOR + 1.550%) due 07/27/31 § ~	2,000,000	1,974,764
4.592% (USD LIBOR + 2.000%) due 04/20/27 § ~	2,975,000	2,984,228
CIFC Funding 2015-III Ltd ‘AR’ (Cayman) 3.462% (USD LIBOR + 0.870%) due 04/19/29 § ~	3,000,000	2,977,500
4.242% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,805,000	1,739,856
Dryden 33 Senior Loan Fund (Cayman) 4.347% (USD LIBOR + 1.750%) due 04/15/29 § ~	2,000,000	2,002,742
Dryden 53 CLO Ltd (Cayman) 3.997% (USD LIBOR + 1.400%) due 01/15/31 § ~	1,500,000	1,477,922
Dryden 55 CLO Ltd (Cayman) 4.497% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	972,543
Dryden 58 CLO Ltd (Cayman) 4.088% (USD LIBOR + 1.500%) due 07/17/31 § # ~	2,000,000	1,977,484
4.388% (USD LIBOR + 1.800%) due 07/17/31 § # ~	2,000,000	1,926,537
Dryden 61 CLO Ltd (Cayman) 4.238% (USD LIBOR + 1.650%) due 01/17/32 § ~	2,250,000	2,238,506
4.638% (USD LIBOR + 2.050%) due 01/17/32 § ~	2,250,000	2,218,021
Dryden 64 CLO Ltd (Cayman) 4.001% (USD LIBOR + 1.400%) due 04/18/31 § ~	1,600,000	1,568,511
Dryden 75 CLO Ltd (Cayman) 4.003% (USD LIBOR + 1.700%) due 07/15/30 § ~	1,500,000	1,500,000
4.985% (USD LIBOR + 2.450%) due 01/15/29 § ~	1,500,000	1,502,715
Ford Credit Auto Owner Trust 1.730% due 03/15/22	850,000	844,566
2.240% due 06/15/22	1,000,000	999,774
2.350% due 04/15/23	2,500,000	2,502,454
3.190% due 07/15/31 ~	4,000,000	4,126,264
Madison Park Funding Ltd (Cayman) 4.197% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,600,000	2,589,941
4.351% (USD LIBOR + 1.750%) due 10/18/30 § ~	2,600,000	2,599,950
4.447% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,400,000	1,365,198
Navient Student Loan Trust 3.124% (USD LIBOR + 0.720%) due 03/25/67 § ~	2,000,000	1,996,828
Octagon Investment Partners 25 Ltd (Cayman) 3.792% (USD LIBOR + 1.200%) due 10/20/26 § ~	2,000,000	1,965,364
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	4,000,000	3,992,926
Regatta XIV Funding Ltd ‘A’ (Cayman) 3.770% (USD LIBOR + 1.190%) due 10/25/31 § ~	3,300,000	3,290,103

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Santander Drive Auto Receivables Trust 2.630% due 07/15/22	$2,350,000	$2,353,654
2.660% due 11/15/21	607,755	608,290
2.960% due 03/15/24	1,850,000	1,859,826
3.290% due 10/17/22	750,000	755,399
3.350% due 07/17/23	2,000,000	2,019,545
3.510% due 08/15/23	2,500,000	2,532,901
SLM Private Credit Student Loan Trust ‘A’ 2.700% (USD LIBOR + 0.290%) due 06/15/39 §	3,074,761	2,989,513
SLM Student Loan Trust 3.130% (USD LIBOR + 0.550%) due 10/25/64 § ~	10,000,000	9,855,761
SMB Private Education Loan Trust 2.340% due 09/15/34 ~	1,990,064	1,979,766
2.700% due 05/15/31 ~	1,709,820	1,722,134
2.820% due 10/15/35 ~	4,450,000	4,492,297
2.880% due 09/15/34 ~	3,968,673	4,017,986
3.440% due 07/15/36 ~	1,850,000	1,920,280
3.500% due 02/15/36 ~	2,300,000	2,387,574
3.600% due 01/15/37 ~	1,550,000	1,627,593
3.630% due 11/15/35 ~	2,000,000	2,093,885

Total Asset-Backed Securities (Cost $113,036,620)		113,394,475

U.S. TREASURY OBLIGATIONS - 16.3%

U.S. Treasury Bonds - 5.6%

2.250% due 08/15/46	4,050,000	3,821,950
2.500% due 02/15/46	3,500,000	3,477,715
2.500% due 05/15/46	3,000,000	2,979,375
2.750% due 11/15/47	4,000,000	4,169,922
2.875% due 11/15/46	3,000,000	3,206,895
3.000% due 11/15/44	4,000,000	4,365,938
3.000% due 02/15/48	4,750,000	5,196,797
3.000% due 02/15/49	5,500,000	6,033,027
3.375% due 11/15/48	6,000,000	7,054,102

		40,305,721

U.S. Treasury Notes - 10.7%

1.125% due 04/30/20	3,000,000	2,978,320
1.250% due 07/31/23	5,000,000	4,902,832
1.375% due 08/31/23	4,000,000	3,940,470
1.375% due 09/30/23	4,500,000	4,431,096
1.625% due 11/15/22	5,000,000	4,982,227
1.625% due 05/15/26	5,000,000	4,918,652
2.000% due 10/31/21	1,400,000	1,408,230
2.000% due 11/30/22	6,000,000	6,053,086
2.125% due 12/31/21	4,500,000	4,542,451
2.250% due 02/15/27	2,000,000	2,048,672
2.375% due 05/15/29	5,000,000	5,164,746
2.500% due 02/28/26	7,400,000	7,693,398
2.625% due 02/15/29	7,000,000	7,378,574
2.875% due 08/15/28	2,250,000	2,416,992
3.125% due 11/15/28	12,400,000	13,595,438

		76,455,184

Total U.S. Treasury Obligations (Cost $110,539,358)		116,760,905

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 1.3%

Chile Government (Chile) 2.250% due 10/30/22	$2,000,000	$2,008,500
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,900,000	1,900,067
Mexico Government (Mexico) 4.500% due 04/22/29	2,300,000	2,467,900
Province of British Columbia (Canada) 2.000% due 10/23/22	3,000,000	3,008,520

Total Foreign Government Bonds & Notes (Cost $9,135,302)		9,384,987

	Shares
SHORT-TERM INVESTMENT - 5.7%

Money Market Fund - 5.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	40,650,686	40,650,686

Total Short-Term Investment (Cost $40,650,686)		40,650,686

TOTAL INVESTMENTS - 102.2% (Cost $709,630,308)		730,785,128

OTHER ASSETS & LIABILITIES, NET - (2.2%)		(15,675,065)

NET ASSETS - 100.0%		$715,110,063

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$347,548,589	$—	$347,548,589	$—
	Senior Loan Notes	98,515,955	—	98,515,955	—
	Mortgage-Backed Securities	4,529,531	—	4,529,531	—
	Asset-Backed Securities	113,394,475	—	113,394,475	—
	U.S. Treasury Obligations	116,760,905	—	116,760,905	—
	Foreign Government Bonds & Notes	9,384,987	—	9,384,987	—
	Short-Term Investment	40,650,686	40,650,686	—	—

	Total	$730,785,128	$40,650,686	$690,134,442	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 2.0%

Basic Materials - 0.2%

Constellium SE *	96,660	$970,466

Consumer, Cyclical - 0.6%

Cedar Fair LP	11,700	557,973
Las Vegas Sands Corp	15,342	906,559
Lennar Corp ‘A’	22,751	1,102,513
Party City Holdco Inc *	130,066	953,384
Tailored Brands Inc	76,227	439,830

		3,960,259

Financial - 0.7%

Bank of America Corp	46,717	1,354,793
Citigroup Inc	17,345	1,214,670
The Goldman Sachs Group Inc	4,792	980,443
Wells Fargo & Co	26,387	1,248,633

		4,798,539

Industrial - 0.5%

Berry Global Group Inc *	23,046	1,211,989
Evoqua Water Technologies Corp *	75,629	1,076,957
Xylem Inc	11,110	929,240

		3,218,186

Total Common Stocks (Cost $13,920,693)		12,947,450

	Principal Amount

CORPORATE BONDS & NOTES - 62.4%

Basic Materials - 2.5%

Anglo American Capital PLC (South Africa) 4.125% due 09/27/22 ~	$700,000	727,367
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	4,125,000	4,261,641
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	1,400,000	1,464,445
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	1,200,000	1,248,459
Hecla Mining Co 6.875% due 05/01/21	1,375,000	1,319,310
Hexion Inc 7.875% due 07/15/27 ~	150,000	151,125
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	1,825,000	1,925,375
Novelis Corp 5.875% due 09/30/26 ~	2,225,000	2,258,375
Syngenta Finance NV (Switzerland) 4.892% due 04/24/25 ~	3,000,000	3,131,768

		16,487,865

Communications - 5.2%

AT&T Inc 3.400% due 05/15/25	3,000,000	3,084,859
4.350% due 03/01/29	5,175,000	5,556,411
4.850% due 03/01/39	700,000	752,182

	Principal Amount	Value
Charter Communications Operating LLC 3.750% due 02/15/28	$1,500,000	$1,511,288
4.200% due 03/15/28	3,150,000	3,273,543
5.050% due 03/30/29	1,500,000	1,653,909
5.125% due 07/01/49	3,000,000	3,051,734
CSC Holdings LLC 6.500% due 02/01/29 ~	2,025,000	2,213,578
Discovery Communications LLC 4.125% due 05/15/29	4,175,000	4,329,183
Go Daddy Operating Co LLC 5.250% due 12/01/27 ~	600,000	623,250
Intelsat Jackson Holdings SA (Luxembourg) 9.750% due 07/15/25 ~	950,000	978,500
Sprint Capital Corp 8.750% due 03/15/32	1,500,000	1,740,000
Sprint Communications Inc 6.000% due 11/15/22	1,000,000	1,045,000
Sprint Corp 7.625% due 02/15/25	1,340,000	1,428,775
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	112,500	112,781
The Interpublic Group of Cos Inc 4.650% due 10/01/28	2,000,000	2,189,756

		33,544,749

Consumer, Cyclical - 8.8%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	776,428	785,357
American Airlines Pass-Through Trust ‘A’ 4.100% due 07/15/29	1,320,910	1,392,970
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	1,122,632	1,186,004
Beazer Homes USA Inc 5.875% due 10/15/27	3,675,000	3,205,335
6.750% due 03/15/25	1,000,000	961,250
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	2,475,000	2,481,187
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	3,250,000	3,030,625
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,250,000	2,390,625
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	1,275,000	1,348,312
General Motors Financial Co Inc 3.200% due 07/06/21	1,550,000	1,563,696
4.375% due 09/25/21	1,500,000	1,548,810
5.100% due 01/17/24	1,000,000	1,070,065
5.650% due 01/17/29	1,175,000	1,289,208
Golden Nugget Inc 6.750% due 10/15/24 ~	1,725,000	1,781,062
8.750% due 10/01/25 ~	1,950,000	2,052,375
Hyundai Capital America 4.125% due 06/08/23 ~	3,700,000	3,839,759
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	3,500,000	3,603,950
Lennar Corp 4.750% due 11/29/27	2,075,000	2,194,313
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	1,450,000	1,535,188
6.875% due 12/15/23 ~	1,500,000	1,569,375
Michaels Stores Inc 8.000% due 07/15/27 ~	2,160,000	2,158,142
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	308,582	320,647

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Panther BF Aggregator 2 LP 6.250% due 05/15/26 ~	$2,000,000	$2,082,500
8.500% due 05/15/27 ~	575,000	593,688
Scientific Games International Inc 8.250% due 03/15/26 ~	1,325,000	1,394,549
Tesla Inc 5.300% due 08/15/25 ~	5,150,000	4,538,438
The Men’s Wearhouse Inc 7.000% due 07/01/22	2,000,000	1,935,000
United Airlines Pass Through Trust ‘AA’ 4.150% due 02/25/33	3,000,000	3,223,585
Wyndham Destinations Inc 5.750% due 04/01/27	1,750,000	1,833,125

		56,909,140

Consumer, Non-Cyclical - 7.2%

Ahern Rentals Inc 7.375% due 05/15/23 ~	5,475,000	4,886,437
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 01/23/29	3,825,000	4,336,295
5.450% due 01/23/39	500,000	594,985
5.800% due 01/23/59	3,200,000	4,011,616
Bacardi Ltd (Bermuda) 4.700% due 05/15/28 ~	3,000,000	3,210,769
BAT Capital Corp (United Kingdom) 3.222% due 08/15/24	2,200,000	2,219,403
Bausch Health Cos Inc 7.000% due 01/15/28 ~	300,000	311,625
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	3,046,000	3,068,845
7.750% Cash or PIK due 05/15/22 ~	725,000	732,250
HCA Inc 5.000% due 03/15/24	3,000,000	3,270,275
5.125% due 06/15/39	3,200,000	3,334,193
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	518,750
JBS Investments II GmbH 7.000% due 01/15/26 ~	950,000	1,031,225
JBS USA LUX SA 5.750% due 06/15/25 ~	500,000	521,875
Keurig Dr Pepper Inc 4.597% due 05/25/28	3,200,000	3,507,311
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	625,000	635,938
5.875% due 09/30/27 ~	1,550,000	1,612,000
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	1,013,000	1,065,752
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	1,175,000	1,233,750
Reynolds American Inc (United Kingdom) 4.450% due 06/12/25	1,500,000	1,590,980
TMS International Corp 7.250% due 08/15/25 ~	4,300,000	4,171,000
Verscend Escrow Corp 9.750% due 08/15/26 ~	950,000	991,563

		46,856,837

Energy - 8.7%

Andeavor Logistics LP 5.250% due 01/15/25	4,825,000	5,106,548
Archrock Partners LP 6.875% due 04/01/27 ~	1,325,000	1,391,383

	Principal Amount	Value
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	$2,650,000	$2,431,375
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	3,075,000	3,201,844
5.750% due 01/30/28 ~	750,000	793,125
Energy Transfer Operating LP 6.250% due 02/15/23	3,200,000	2,980,864
Energy Transfer Partners LP 4.050% due 03/15/25	1,200,000	1,251,485
4.750% due 01/15/26	1,700,000	1,822,246
5.800% due 06/15/38	3,000,000	3,340,456
EnLink Midstream LLC 5.375% due 06/01/29	250,000	256,875
EnLink Midstream Partners LP 4.400% due 04/01/24	2,500,000	2,537,450
EQM Midstream Partners LP 4.000% due 08/01/24	3,850,000	3,840,118
EQT Corp 3.900% due 10/01/27	3,200,000	3,027,713
Kinder Morgan Energy Partners LP 4.300% due 05/01/24	5,315,000	5,651,617
5.000% due 08/15/42	1,000,000	1,057,384
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~	450,000	468,384
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	2,800,000	2,401,000
10.500% due 05/15/27 ~	900,000	865,125
MPLX LP 4.000% due 03/15/28	2,500,000	2,597,368
4.800% due 02/15/29	350,000	385,624
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,725,000	3,052,519
Saudi Arabian Oil Co (Saudi Arabia) 3.500% due 04/16/29 ~	2,500,000	2,533,115
4.375% due 04/16/49 ~	1,000,000	1,014,512
Sunoco Logistics Partners Operations LP 4.000% due 10/01/27	1,200,000	1,236,820
Targa Resources Partners LP 5.000% due 01/15/28	650,000	653,250
5.125% due 02/01/25	900,000	933,750
5.375% due 02/01/27	200,000	208,000
5.875% due 04/15/26	1,350,000	1,436,063
6.500% due 07/15/27 ~	325,000	355,063

		56,831,076

Financial - 16.7%

AerCap Ireland Capital DAC (Ireland) 3.300% due 01/23/23	1,850,000	1,867,036
3.950% due 02/01/22	750,000	771,696
4.450% due 10/01/25	4,000,000	4,218,805
Air Lease Corp 3.625% due 04/01/27	1,650,000	1,659,276
3.750% due 02/01/22	1,750,000	1,788,779
3.750% due 06/01/26	3,000,000	3,073,834
4.250% due 09/15/24	1,000,000	1,057,637
4.625% due 10/01/28	3,000,000	3,205,340
Avolon Holdings Funding Ltd (Ireland) 4.375% due 05/01/26 ~	3,200,000	3,297,440
Bank of America Corp 2.999% (USD LIBOR + 0.650%) due 06/25/22 §	3,000,000	3,009,434
3.335% (USD LIBOR + 0.770%) due 02/05/26 §	2,000,000	1,973,480
3.366% due 01/23/26	1,000,000	1,032,086
4.183% due 11/25/27	5,575,000	5,918,735

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	$4,000,000	$3,985,901
Citigroup Inc 3.540% (USD LIBOR + 0.960%) due 04/25/22 §	3,000,000	3,026,437
3.980% due 03/20/30	3,000,000	3,208,102
4.075% due 04/23/29	3,000,000	3,223,163
4.400% due 06/10/25	2,500,000	2,670,191
4.600% due 03/09/26	575,000	622,398
CNO Financial Group Inc 5.250% due 05/30/29	2,150,000	2,332,750
GLP Capital LP REIT 5.300% due 01/15/29	4,000,000	4,326,000
HCP Inc REIT 3.250% due 07/15/26	5,000,000	5,024,211
JPMorgan Chase & Co 3.125% due 01/23/25	1,100,000	1,130,366
4.005% due 04/23/29	2,000,000	2,158,103
4.125% due 12/15/26	4,150,000	4,443,716
Marsh & McLennan Cos Inc 3.875% due 03/15/24	2,500,000	2,652,423
Mid-America Apartments LP REIT 3.950% due 03/15/29	4,000,000	4,234,336
Morgan Stanley 3.591% due 07/22/28	4,150,000	4,322,712
3.772% due 01/24/29	2,050,000	2,161,570
3.780% (USD LIBOR + 1.220%) due 05/08/24 §	2,000,000	2,029,176
5.000% due 11/24/25	3,150,000	3,487,914
The Goldman Sachs Group Inc 3.272% due 09/29/25	2,500,000	2,559,010
3.500% due 11/16/26	1,100,000	1,127,854
3.581% (USD LIBOR + 1.000%) due 07/24/23 §	3,000,000	3,006,722
3.625% due 02/20/24	350,000	365,148
3.750% due 02/25/26	2,300,000	2,401,808
The Howard Hughes Corp 5.375% due 03/15/25 ~	3,000,000	3,114,600
UDR Inc REIT 3.200% due 01/15/30	100,000	99,643
Ventas Realty LP REIT 3.500% due 02/01/25	3,200,000	3,313,517
Wells Fargo & Co 3.750% due 01/24/24	4,150,000	4,364,310

		108,265,659

Industrial - 8.9%

Allegion US Holding Co Inc 3.200% due 10/01/24	3,000,000	3,035,858
3.550% due 10/01/27	650,000	641,104
Apex Tool Group LLC 9.000% due 02/15/23 ~	2,425,000	2,176,437
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	2,050,000	2,106,375
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or PIK due 01/31/23 ~	1,826,562	1,849,394
Ardagh Packaging Finance PLC (Ireland) 7.250% due 05/15/24 ~	1,400,000	1,480,500
Brand Industrial Services Inc 8.500% due 07/15/25 ~	2,075,000	1,890,844

	Principal Amount	Value
Cloud Crane LLC 10.125% due 08/01/24 ~	$2,800,000	$3,017,000
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	1,300,000	1,183,000
GFL Environmental Inc (Canada) 7.000% due 06/01/26 ~	2,325,000	2,386,031
Masco Corp 3.500% due 04/01/21	1,075,000	1,091,065
7.750% due 08/01/29	4,110,000	5,163,957
Mauser Packaging Solutions Holding Co 5.500% due 04/15/24 ~	850,000	853,719
7.250% due 04/15/25 ~	4,400,000	4,257,000
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	3,943,000	4,051,433
Penske Truck Leasing Co LP 3.450% due 07/01/24 ~	2,950,000	3,040,543
Standard Industries Inc 4.750% due 01/15/28 ~	2,768,000	2,754,160
5.000% due 02/15/27 ~	1,500,000	1,522,500
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	3,063,988
TransDigm Inc 6.500% due 07/15/24	1,175,000	1,194,094
TransDigm UK Holdings PLC 6.875% due 05/15/26	3,500,000	3,550,313
WRKCo Inc 3.900% due 06/01/28	4,175,000	4,293,885
Zekelman Industries Inc 9.875% due 06/15/23 ~	2,785,000	2,941,656

		57,544,856

Technology - 3.1%

Broadcom Inc 4.250% due 04/15/26 ~	5,175,000	5,247,052
Dell International LLC 4.000% due 07/15/24 ~	3,000,000	3,079,134
4.900% due 10/01/26 ~	1,700,000	1,774,053
International Business Machines Corp 3.000% due 05/15/24	5,000,00	5,138,803
NXP BV (Netherlands) 3.875% due 06/18/26 ~	650,000	667,042
4.300% due 06/18/29 ~	4,175,000	4,309,560

		20,215,644

Utilities - 1.3%

DPL Inc 4.350% due 04/15/29 ~	3,000,000	3,041,995
Electricite de France SA (France) 4.500% due 09/21/28 ~	3,000,000	3,291,265
Talen Energy Supply LLC 6.625% due 01/15/28 ~	450,000	448,875
7.250% due 05/15/27 ~	300,000	308,250
Vistra Operations Co LLC 4.300% due 07/15/29 ~	1,000,000	1,015,634
5.000% due 07/31/27 ~	575,000	596,186

		8,702,205

Total Corporate Bonds & Notes (Cost $393,355,595)		405,358,031

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value

SENIOR LOAN NOTES - 25.7%

Basic Materials - 0.5%

Aleris International Inc 7.152% (USD LIBOR + 4.750%) due 02/27/23 §	$3,465,000	$3,473,663

Communications - 4.0%

Charter Communications Operating LLC Term B 4.330% (USD LIBOR + 2.000%) due 04/30/25 §	2,487,374	2,487,028
CSC Holdings LLC 4.644% (USD LIBOR + 2.250%) due 07/17/25 §	643,125	634,182
Term B 4.894% (USD LIBOR + 2.500%) due 01/25/26 §	3,960,000	3,920,875
Term B-4 due 04/15/27 ¥	375,000	371,250
iHeartCommunications Inc 6.579% (USD LIBOR + 4.000%) due 05/01/26 §	3,500,000	3,508,750
SBA Senior Finance II LLC Term B 4.410% (USD LIBOR + 2.000%) due 04/11/25 § ¥	5,351,436	5,289,140
Sprint Communications Inc Term B 5.438% (USD LIBOR + 3.000%) due 02/03/24 § ¥	1,866,560	1,852,546
T-Mobile USA Inc 4.938% (USD LIBOR + 1.750%) due 05/15/25 §	2,448,662	2,416,009
Uber Technologies Inc Term B 6.411% (USD LIBOR + 4.000%) due 04/04/25 §	1,989,950	1,993,681
Zayo Group LLC Term B-2 4.652% (USD LIBOR + 2.250%) due 01/19/24 §	3,500,000	3,502,625

		25,976,086

Consumer, Cyclical - 6.4%

American Builders & Contractors Supply Co Inc Term B-2 4.402% (USD LIBOR + 2.000%) due 10/31/23 § ¥	4,862,564	4,799,122
Bass Pro Group LLC Term B 7.402% (USD LIBOR + 5.000%) due 09/25/24 §	3,481,016	3,331,962
BJ’s Wholesale Club Inc Term B 5.161% (USD LIBOR + 3.000%) due 02/03/24 § ¥	3,852,500	3,861,892
Caesars Resort Collection LLC Term B 5.152% (USD LIBOR + 2.750%) due 12/22/24 §	6,417,424	6,307,410
ClubCorp Holdings Inc Term B 5.080% (USD LIBOR + 2.750%) due 09/18/24 §	3,427,438	3,178,949
Golden Nugget LLC Term B due 10/04/23 ¥	373,989	371,389
Neiman Marcus Group Ltd LLC 8.421% (USD LIBOR + 6.000%) due 10/25/23 §	1,948,794	1,677,791
New Red Finance Inc Term B (Canada) 4.652% (USD LIBOR + 2.250%) due 02/17/24 § ¥	6,282,349	6,247,991

	Principal Amount	Value
SeaWorld Parks & Entertainment Inc Term B-5 5.402% (USD LIBOR + 3.000%) due 03/31/24 § ¥	$4,793,703	$4,790,190
SRS Distribution Inc Term B 5.652% (USD LIBOR + 3.250%) due 05/24/25 §	2,977,500	2,858,400
Tacala Investment Corp Term B 5.652% (USD LIBOR + 3.250%) due 02/01/25 §	3,959,975	3,929,657

		41,354,753

Consumer, Non-Cyclical - 1.9%

Albertson’s LLC Term B-7 5.402% (USD LIBOR + 3.000%) due 11/16/25 § ¥	3,857,807	3,844,374
Allied Universal Holdco LLC due 06/27/26 ¥	1,364,865	1,363,443
Bausch Health Americas Inc Term B 5.162% (USD LIBOR + 2.750%) due 11/27/25 §	1,973,684	1,964,556
5.412% (USD LIBOR + 3.000%) due 06/01/25 § ¥	4,042,042	4,044,568
Jaguar Holding Co II due 08/18/22 ¥	872,727	868,520

		12,085,461

Financial - 1.3%

HUB International Ltd Term B 5.586% (USD LIBOR + 3.000%) due 04/25/25 § ¥	4,829,055	4,716,630
USI Inc Term B 5.330% (USD LIBOR + 3.000%) due 05/16/24 §	3,930,000	3,839,119

		8,555,749

Industrial - 10.0%

Advanced Disposal Services Inc Term B 4.635% (USD LIBOR + 2.250%) due 11/10/23 § ¥	5,822,016	5,822,418
Avolon (US) LLC Term B-3 (Ireland) 4.133% (USD LIBOR + 1.750%) due 01/15/25 §	2,516,404	2,515,531
Berry Global Inc due 10/01/22 ¥	875,000	870,162
Brand Industrial Services Inc 6.788% (USD LIBOR + 4.250%) due 06/21/24 §	3,929,825	3,819,789
BWAY Holding Co Term B 5.854% (USD LIBOR + 3.250%) due 04/03/24 §	3,188,684	3,086,047
Cornerstone Building Brands Inc Term B 6.354% (USD LIBOR + 3.750%) due 04/12/25 § ¥	4,350,838	4,242,067
Crosby US Acquisition Corp Term B due 06/27/26 ¥	3,000,000	2,979,999
Dynasty Acquisition Co Inc 6.330% (USD LIBOR + 4.000%) due 04/08/26 § ¥	3,476,399	3,495,411
EWT Holdings III Corp 5.402% (USD LIBOR + 3.000%) due 12/20/24 §	2,770,207	2,761,550
Filtration Group Corp Term B due 03/29/25 ¥	3,366,477	3,363,471

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Flex Acquisition Co Inc 5.440% (USD LIBOR + 3.000%) due 12/29/23 §	$1,942,968	$1,851,025
Term B 5.690% (USD LIBOR + 3.250%) due 06/29/25 §	983,875	936,965
GFL Environmental Inc Term B (Canada) 5.402% (USD LIBOR + 2.750%) due 05/31/25 § ¥	3,103,379	3,056,052
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 6.652% (USD LIBOR + 4.250%) due 06/30/22 §	2,947,500	2,615,906
Multi-Color Corp Term B 6.500% (USD LIBOR + 2.000%) due 10/31/24 §	3,989,873	3,996,525
North American Lifting Holdings Inc 6.830% (USD LIBOR + 4.500%) due 11/27/20 §	2,473,853	2,346,036
(2nd Lien) 11.330% (USD LIBOR + 9.000%) due 11/27/21 § ±	2,000,000	1,710,000
Reynolds Group Holdings Inc Term B 5.152% (USD LIBOR + 3.000%) due 02/05/23 § ¥	5,847,252	5,811,701
StandardAero 6.330% (USD LIBOR + 4.000%) due 04/04/26 §	1,398,601	1,406,250
Titan Acquisition Ltd Term B (Canada) 5.402% (USD LIBOR + 3.000%) due 03/28/25 §	2,969,925	2,839,991
TransDigm Inc
Term F 4.830% (USD LIBOR + 2.500%) due 06/09/23 §	970,030	953,888
Term G 4.830% (USD LIBOR + 2.500%) due 08/22/24 § ¥	4,331,519	4,246,582

		64,727,366

Technology - 1.0%

First Data Corp 4.404% (USD LIBOR + 2.250%) due 07/10/22 §	3,445,156	3,445,159
Vertafore Inc
(2nd Lien) 9.652% (USD LIBOR + 7.250%) due 07/02/26 §	1,000,000	979,792
Term B 5.652% (USD LIBOR + 3.250%) due 07/02/25 §	2,487,500	2,396,661

		6,821,612

Utilities - 0.6%

Talen Energy Supply LLC
Term B due 06/28/26 ¥	1,250,000	1,245,313
Term B-1 6.402% (USD LIBOR + 4.000%) due 07/06/23 §	2,457,301	2,458,837

		3,704,150

Total Senior Loan Notes (Cost $168,837,973)		166,698,840

	Principal Amount	Value

ASSET-BACKED SECURITIES - 3.6%

Apidos CLO XXX ‘A2’ (Cayman) 4.201% (USD LIBOR + 1.600%) due 10/18/31 § ~	$2,400,000	$2,380,259
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.697% (USD LIBOR + 1.100%) due 10/15/31 § ~	700,000	696,701
Carlyle Global Market Strategies CLO Ltd (Cayman) 4.592% (USD LIBOR + 2.000%) due 04/20/27 § ~	1,200,000	1,203,722
CIFC Funding 2015-III Ltd ‘AR’ (Cayman) 4.242% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,100,000	1,060,300
Dryden Senior Loan Fund ‘B’ (Cayman) 4.001% (USD LIBOR + 1.400%) due 04/18/31 § ~	2,600,000	2,548,831
4.088% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,500,000	1,483,113
4.238% (USD LIBOR + 1.650%) due 01/17/32 § ~	1,500,000	1,492,337
Dryden Senior Loan Fund ‘C’ (Cayman) 4.388% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,500,000	1,444,902
4.497% (USD LIBOR + 1.900%) due 04/15/31 § ~	250,000	243,136
4.638% (USD LIBOR + 2.050%) due 01/17/32 § ~	1,500,000	1,478,680
Madison Park Funding XXVIII Ltd (Cayman) 4.197% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,000,000	1,992,262
4.447% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,000,000	975,141
Madison Park Funding XXIX Ltd (Cayman) 4.351% (USD LIBOR + 1.750%) due 10/18/30 § ~	2,650,000	2,649,949
Regatta XIII Funding Ltd ‘D’ (Cayman) 8.547% (USD LIBOR + 5.950%) due 07/15/31 § ~	2,500,000	2,302,850
SLM Private Credit Student Loan Trust ‘A’ 2.700% (USD LIBOR + 0.290%) due 06/15/39 §	1,537,381	1,494,756

Total Asset-Backed Securities (Cost $23,770,035)		23,446,939

FOREIGN GOVERNMENT BONDS & NOTES - 1.0%

Mexico Government (Mexico) 3.750% due 01/11/28	2,750,000	2,806,375
4.500% due 04/22/29	700,000	751,100
4.600% due 02/10/48	3,000,000	3,105,000

Total Foreign Government Bonds & Notes (Cost $6,426,655)		6,662,475

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 7.7%

Money Market Fund - 7.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	49,876,818	$49,876,818

Total Short-Term Investment (Cost $49,876,818)		49,876,818

TOTAL INVESTMENTS - 102.4% (Cost $656,187,769)		664,990,553

OTHER ASSETS & LIABILITIES, NET - (2.4%)		(15,744,316)

NET ASSETS - 100.0%		$649,246,237

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$133,784	$134,994	$1,210

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$12,947,450	$12,947,450	$—	$—
	Corporate Bonds & Notes	405,358,031	—	405,358,031	—
	Senior Loan Notes	166,698,840	—	164,988,840	1,710,000
	Asset-Backed Securities	23,446,939	—	23,446,939	—
	Foreign Government Bonds & Notes	6,662,475	—	6,662,475	—
	Short-Term Investment	49,876,818	49,876,818	—	—
	Unfunded Loan Commitment	134,994	—	134,994	—

	Total	$665,125,547	$62,824,268	$600,591,279	$1,710,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Communications - 0.0%

iHeartMedia Inc Exercise @ $14.50 Exp 05/01/39	1,038	$15,051

Total Warrants (Cost $20,207)		15,051

COMMON STOCKS - 0.1%

Communications - 0.1%

iHeartMedia Inc ‘A’ *	106,583	1,604,074
iHeartMedia Inc ‘B’ *	11	165

		1,604,239

Total Common Stocks (Cost $2,075,044)		1,604,239

	Principal Amount

CORPORATE BONDS & NOTES - 5.2%

Communications - 1.3%

CommScope Inc 5.500% due 03/01/24 ~	$5,000,000	5,156,250
CSC Holdings LLC 5.125% due 12/15/21 ~	6,000,000	6,015,000
Sprint Communications Inc 7.000% due 08/15/20	10,000,000	10,387,500

		21,558,750

Consumer, Cyclical - 0.4%

eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	6,500,000	6,465,550

Consumer, Non-Cyclical - 0.4%

Ahern Rentals Inc 7.375% due 05/15/23 ~	7,013,000	6,259,102
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	1,041,000	1,095,210

		7,354,312

Industrial - 2.8%

GFL Environmental Inc (Canada)
5.375% due 03/01/23 ~	250,000	248,750
5.625% due 05/01/22 ~	7,336,000	7,427,700
Reynolds Group Issuer Inc
5.750% due 10/15/20	6,567,643	6,592,272
5.803% (USD LIBOR + 3.500%) due 07/15/21 ~	20,750,000	20,801,875
TransDigm Inc
6.000% due 07/15/22	5,500,000	5,568,750
6.250% due 03/15/26 ~	5,000,000	5,243,750

		45,883,097

	Principal Amount	Value
Utilities - 0.3%

Talen Energy Supply LLC 6.625% due 01/15/28 ~	$4,293,000	$4,282,268

Total Corporate Bonds & Notes (Cost $85,585,369)		85,543,977

SENIOR LOAN NOTES - 94.1%

Basic Materials - 4.0%

Aleris International Inc 7.152% (USD LIBOR + 4.750%) due 02/27/23 §	10,890,000	10,917,225
Messer Industries USA Inc Term B 4.830% (USD LIBOR + 2.500%) due 03/01/26 §	16,494,175	16,277,689
PQ Corp Term B 5.083% (USD LIBOR + 2.500%) due 02/08/25 §	10,598,241	10,565,948
Solenis International LLC 6.522% (USD LIBOR + 4.000%) due 06/26/25 §	11,513,171	11,395,161
Starfruit US Holdco LLC Term B (Netherlands) 5.669% (USD LIBOR + 3.250%) due 10/01/25 §	17,780,437	17,543,282

		66,699,305

Communications - 9.2%

Ancestry.com Operations Inc Term B 5.660% (USD LIBOR + 3.250%) due 10/19/23 § ¥	19,764,139	19,739,335
Charter Communications Operating LLC Term B 4.330% (USD LIBOR + 2.000%) due 04/30/25 §	128,414	128,396
CommScope Inc Term B-2 5.652% (USD LIBOR + 3.250%) due 04/04/26 §	10,150,000	10,151,269
CSC Holdings LLC Term B-4 5.394% (USD LIBOR + 3.000%) due 04/15/27 § ¥	12,800,000	12,672,000
iHeartCommunications Inc 6.579% (USD LIBOR + 4.000%) due 05/01/26 § ¥	7,663,015	7,682,173
MTN Infrastructure TopCo Inc Term B 5.402% (USD LIBOR + 3.000%) due 11/17/24 §	11,044,256	10,985,589
NEP Group Inc (2nd Lien) 9.402% (USD LIBOR + 7.000%) due 10/19/26 §	2,700,000	2,686,500
Term B 5.652% (USD LIBOR + 3.250%) due 10/20/25 § ¥	6,228,003	6,231,895
SBA Senior Finance II LLC Term B 4.410% (USD LIBOR + 2.000%) due 04/11/25 §	16,986,681	16,788,939
Sprint Communications Inc Term B 5.438% (USD LIBOR + 3.000%) due 02/03/24 §	22,867,544	22,695,854
T-Mobile USA Inc 4.938% (USD LIBOR + 1.750%) due 05/15/25 §	20,312,194	20,041,331

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Uber Technologies Inc Term B 6.411% (USD LIBOR + 4.000%) due 04/04/25 §	$10,959,605	$10,980,154
Zayo Group LLC Term B-2 4.652% (USD LIBOR + 2.250%) due 01/19/24 § ¥	10,750,000	10,758,062

		151,541,497

Consumer, Cyclical - 18.2%

American Builders & Contractors Supply Co Inc Term B-2 4.402% (USD LIBOR + 2.000%) due 10/31/23 § ¥	23,915,171	23,603,150
Bass Pro Group LLC Term B 7.402% (USD LIBOR + 5.000%) due 09/25/24 §	9,323,004	8,923,802
BJ’s Wholesale Club Inc Term B 5.161% (USD LIBOR + 3.000%) due 02/03/24 §	14,836,507	14,872,678
Caesars Resort Collection LLC Term B 5.152% (USD LIBOR + 2.750%) due 12/22/24 §	24,549,889	24,129,030
CityCenter Holdings LLC Term B 4.652% (USD LIBOR + 2.250%) due 04/18/24 § ¥	7,786,022	7,769,337
ClubCorp Holdings Inc Term B 5.080% (USD LIBOR + 2.750%) due 09/18/24 §	7,147,919	6,629,695
Curium Bidco Sarl Term B (Luxembourg)) due 06/27/26 ¥	4,500,000	4,502,813
EG America LLC (2nd Lien) (United Kingdom) 10.330% (USD LIBOR + 8.000%) due 04/20/26 §	6,036,121	5,990,850
Flynn Restaurant Group LP (2nd Lien) 9.419% (USD LIBOR + 7.000%) due 06/29/26 §	10,635,000	10,315,950
Golden Nugget LLC Term B 5.149% (USD LIBOR + 2.750%) due 10/04/23 §	17,776,035	17,652,438
IRB Holding Corp Term B 5.644% (USD LIBOR + 3.250%) due 02/05/25 §	11,616,856	11,501,896
K-MAC Holdings Corp (2nd Lien) 9.152% (USD LIBOR + 6.750%) due 03/16/26 §	7,500,000	7,462,500
Navistar Inc Term B 5.910% (USD LIBOR + 3.500%) due 11/06/24 §	5,915,024	5,917,490
New Red Finance Inc Term B (Canada) 4.652% (USD LIBOR + 2.250%) due 02/17/24 §	21,489,360	21,371,835
NPC International Inc 5.939% (USD LIBOR + 3.500%) due 04/20/24 §	8,273,371	6,701,431
(2nd Lien) 9.939% (USD LIBOR + 7.500%) due 04/18/25 §	11,582,389	7,036,301
Panther BF Aggregator 2 LP Term B 5.902% (USD LIBOR + 3.500%) due 04/30/26 §	15,025,000	14,919,825
SeaWorld Parks & Entertainment Inc Term B-5 5.402% (USD LIBOR + 3.000%) due 03/31/24 §	16,297,637	16,285,691

	Principal Amount	Value
SMG US Midco 2 Inc 5.402% (USD LIBOR + 3.250%) due 01/23/25 §	$6,903,875	$6,871,510
(2nd Lien) 9.402% (USD LIBOR + 7.000%) due 01/23/26 §	18,290,000	18,472,900
Spin Holdco Inc Term B 5.851% (USD LIBOR + 3.250%) due 11/14/22 §	12,579,745	12,358,480
SRS Distribution Inc Term B 5.652% (USD LIBOR + 3.250%) due 05/24/25 §	20,195,803	19,387,971
Tacala Investment Corp (2nd Lien) 9.402% (USD LIBOR + 7.000%) due 02/01/26 §	8,250,000	8,332,500
Univar USA Inc Term B-3 4.652% (USD LIBOR + 2.500%) due 07/01/24 §	9,624,764	9,610,057
Term B-4 4.902% (USD LIBOR + 2.500%) due 07/01/24 §	4,492,366	4,492,928
Wok Holdings Inc Term B 8.700% (USD LIBOR + 6.500%) due 03/01/26 §	6,608,437	6,410,184

		301,523,242

Consumer, Non-Cyclical - 20.6%

Albertson’s LLC Term B-6 5.402% (USD LIBOR + 3.000%) due 06/22/23 §	6,810,891	6,814,678
Term B-7 5.402% (USD LIBOR + 3.000%) due 11/16/25 §	13,334,357	13,287,927
AlixPartners LLP Term B 5.152% (USD LIBOR + 2.750%) due 04/04/24 §	17,500,911	17,485,283
Allied Universal Holdco LLC due 06/27/26 ¥	15,013,514	14,997,869
6.152% (USD LIBOR + 3.750%) due 07/28/22 §	20,005,878	20,000,877
Term B 6.652% (USD LIBOR + 4.250%) due 07/28/22 §	2,975,025	2,973,630
Alphabet Holding Co Inc 5.902% (USD LIBOR + 3.500%) due 09/28/24 §	11,056,173	10,465,353
Arterra Wines Canada Inc Term B-1 (Canada) 5.169% (USD LIBOR + 2.750%) due 12/15/23 §	8,004,653	7,944,618
Atlantic Aviation FBO Inc Term B 6.160% (USD LIBOR + 3.750%) due 12/06/25 §	4,987,469	5,030,984
Avantor Funding Inc Term B-2 due 11/21/24 ¥	12,414,860	12,453,657
Bausch Health Americas Inc Term B 5.162% (USD LIBOR + 2.750%) due 11/27/25 §	3,738,133	3,720,844
5.412% (USD LIBOR + 3.000%) due 06/01/25 §	20,292,790	20,305,473
CHG PPC Parent LLC Term B 5.152% (USD LIBOR + 2.750%) due 03/30/25 §	13,134,170	13,060,132

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Garda World Security Corp Term B (Canada) 6.025% (USD LIBOR + 3.500%) due 05/26/24 §	$6,532,124	$6,497,014
Heartland Dental LLC 6.152% (USD LIBOR + 3.750%) due 04/30/25 §	12,596,350	11,987,531
H-Food Holdings LLC 6.090% (USD LIBOR + 3.000%) due 05/31/25 §	2,462,594	2,409,496
Term B-2 6.402% (USD LIBOR + 4.000%) due 05/31/25 §	15,768,760	15,630,783
Jaguar Holding Co II 4.902% (USD LIBOR + 2.500%) due 08/18/22 §	20,673,026	20,573,361
Mister Car Wash Holdings Inc 5.901% (USD LIBOR + 3.500%) due 05/14/26 §	6,619,048	6,605,260
NVA Holdings Inc Term B 5.939% (USD LIBOR + 3.500%) due 02/02/25 §	500,000	500,313
Term B-3 5.152% (USD LIBOR + 2.750%) due 02/02/25 §	22,462,815	22,453,448
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 5.680% (USD LIBOR + 3.250%) due 06/01/25 §	5,383,697	5,187,418
PetVet Care Centers LLC 5.152% (USD LIBOR + 2.750%) due 02/14/25 §	10,492,831	10,178,046
(2nd Lien) 8.652% (USD LIBOR + 6.250%) due 02/15/26 §	7,000,000	6,807,500
4.161% (USD LIBOR + 2.750%) due 02/14/25 §	2,363,687	2,292,776
Term B 5.652% (USD LIBOR + 3.250%) due 02/14/25 §	516,772	507,405
Prime Security Services Borrower LLC Term B 5.152% (USD LIBOR + 2.750%) due 05/02/22 §	15,616,061	15,530,875
PSC Industrial Outsourcing LP (2nd Lien) 10.894% (USD LIBOR + 8.500%) due 10/05/25 §	5,000,000	4,825,000
Term B 6.144% (USD LIBOR + 3.750%) due 10/05/24 §	8,626,156	8,613,579
RegionalCare Hospital Partners Holdings Inc 6.904% (USD LIBOR + 4.500%) due 11/16/25 §	11,840,500	11,802,018
VetCor Professional Practices LLC 5.402% (USD LIBOR + 3.000%) due 07/02/25 §	15,345,000	15,038,100
Wand NewCo 3 Inc Term B 5.919% (USD LIBOR + 3.500%) due 02/05/26 § ¥	23,868,240	23,905,522

		339,886,770

Energy - 1.6%

Prairie ECI Acquiror LP 7.080% (USD LIBOR + 4.750%) due 03/11/26 §	25,735,500	25,799,839

	Principal Amount	Value
Financial - 6.5%

Alliant Holdings Intermediate LLC Term B 5.404% (USD LIBOR + 3.000%) due 05/10/25 §	$9,409,822	$9,162,815
5.662% (USD LIBOR + 3.250%) due 05/10/25 §	5,000,000	4,942,500
AssuredPartners Inc Term B 5.902% (USD LIBOR + 3.250%) due 10/22/24 §	18,466,413	18,316,373
BCPE Rover Merger Sub Inc (2nd Lien) 10.652% (USD LIBOR + 8.250%) due 11/28/26 §	1,750,000	1,701,000
Blackstone Mortgage Trust Inc Term B 4.902% (USD LIBOR + 2.500%) due 04/23/26 §	3,200,000	3,216,000
Deerfield Dakota Holding LLC 6.402% (USD LIBOR + 4.000%) due 02/13/25 §	872,813	870,630
Term B 5.652% (USD LIBOR + 3.250%) due 02/13/25 §	15,974,442	15,541,806
DTZ US Borrower LLC Term B 5.652% (USD LIBOR + 3.250%) due 08/21/25 §	8,684,375	8,670,219
HUB International Ltd Term B 5.586% (USD LIBOR + 3.000%) due 04/25/25 §	18,199,567	17,775,863
NFP Corp Term B 5.402% (USD LIBOR + 3.000%) due 01/08/24 §	11,985,369	11,666,474
USI Inc Term B 5.330% (USD LIBOR + 3.000%) due 05/16/24 §	15,879,513	15,512,300

		107,375,980

Industrial - 19.4%

Advanced Disposal Services Inc Term B 4.635% (USD LIBOR + 2.250%) due 11/10/23 §	27,686,647	27,688,558
Berry Global Inc Term Q 4.412% (USD LIBOR + 2.000%) due 10/01/22 §	18,450,165	18,348,154
Term T 4.162% (USD LIBOR + 1.750%) due 01/06/21 §	2,290,500	2,286,205
Brand Industrial Services Inc 6.788% (USD LIBOR + 4.250%) due 06/21/24 §	7,894,008	7,672,975
Cornerstone Building Brands Inc Term B 6.354% (USD LIBOR + 3.750%) due 04/12/25 §	7,061,345	6,884,811
Crosby US Acquisition Corp Term B due 06/27/26 ¥	9,875,000	9,809,163
DiversiTech Holdings Inc Term B 5.330% (USD LIBOR + 3.000%) due 06/01/24 §	6,585,250	6,354,766
Dynasty Acquisition Co Inc 6.330% (USD LIBOR + 4.000%) due 04/08/26 § ¥	15,823,670	15,910,210

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Engineered Machinery Holding Inc 5.580% (USD LIBOR + 3.250%) due 07/19/24 §	$1,989,899	$1,942,639
6.851% (USD LIBOR + 4.250%) due 07/19/24 §	3,233,750	3,236,444
EWT Holdings III Corp 5.402% (USD LIBOR + 3.000%) due 12/20/24 §	8,526,996	8,500,349
Filtration Group Corp Term B 5.402% (USD LIBOR + 3.000%) due 03/29/25 §	23,396,363	23,375,470
Flex Acquisition Co Inc Term B 5.690% (USD LIBOR + 3.250%) due 06/29/25 §	10,864,605	10,346,592
Gates Global LLC Term B-2 5.152% (USD LIBOR + 3.000%) due 03/31/24 §	12,046,221	11,998,542
GFL Environmental Inc Term B (Canada) 5.402% (USD LIBOR + 2.750%) due 05/31/25 §	21,706,667	21,375,640
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 6.652% (USD LIBOR + 4.250%) due 06/30/22 §	7,725,518	6,856,397
Multi-Color Corp Term B 6.500% (USD LIBOR + 2.000%) due 10/31/24 §	18,222,376	18,252,752
Plastipak Holdings Inc Term B 4.910% (USD LIBOR + 2.500%) due 10/14/24 § ¥	7,603,938	7,565,919
Pro Mach Group Inc Term B 5.144% (USD LIBOR + 3.000%) due 03/07/25 §	10,057,831	9,699,520
Reynolds Group Holdings Inc Term B 5.152% (USD LIBOR + 3.000%) due 02/05/23 §	26,847,217	26,683,986
StandardAero 6.330% (USD LIBOR + 4.000%) due 04/04/26 § ¥	8,507,349	8,553,876
Sundyne US Purchaser Inc Term B 6.402% (USD LIBOR + 4.000%) due 05/15/26 §	6,875,000	6,892,188
Tailwind Smith Cooper Intermediate Corp 7.330% (USD LIBOR + 5.000%) due 05/28/26 §	2,325,000	2,282,859
(2nd Lien) 11.330% (USD LIBOR + 9.000%) due 05/28/27 §	2,200,000	2,095,500
The Hillman Group Inc Term B 6.402% (USD LIBOR + 3.500%) due 05/31/25 § ¥	12,964,291	12,502,438
Transcendia Holdings Inc Term B 5.902% (USD LIBOR + 3.500%) due 05/30/24 §	4,110,034	3,709,306
TransDigm Inc Term E 4.830% (USD LIBOR + 2.500%) due 05/30/25 §	6,897,576	6,754,078
Term F 4.830% (USD LIBOR + 2.500%) due 06/09/23 §	8,154,754	8,019,051
Term G 4.830% (USD LIBOR + 2.500%) due 08/22/24 §	20,927,996	20,517,619

	Principal Amount	Value
Vertiv Group Corp Term B 6.330% (USD LIBOR + 4.000%) due 11/15/23 §	$5,750,000	$5,473,212

		321,589,219

Technology - 12.5%

Applied Systems Inc (2nd Lien) 9.330% (USD LIBOR + 7.000%) due 09/19/25 §	16,389,070	16,626,712
Term B 5.330% (USD LIBOR + 3.250%) due 09/19/24 §	1,938,754	1,926,032
CCC Information Services Inc (2nd Lien) 9.152% (USD LIBOR + 6.750%) due 04/27/25 § ¥	6,155,000	6,206,290
First Data Corp 4.404% (USD LIBOR + 2.250%) due 07/10/22 § ¥	25,099,937	25,099,963
4.404% (USD LIBOR + 2.250%) due 04/26/24 §	24,069,903	24,069,927
Kronos Inc (2nd Lien) 10.829% (USD LIBOR + 8.250%) due 11/01/24 § ¥	11,285,000	11,684,681
Sophia LP Term B 5.580% (USD LIBOR + 3.250%) due 09/30/22 §	20,627,858	20,602,073
SS&C European Holdings SARL Term B-4 4.652% (USD LIBOR + 2.500%) due 04/16/25 §	6,620,331	6,602,404
SS&C Technologies Inc Term B-3 4.652% (USD LIBOR + 2.500%) due 04/16/25 §	9,628,923	9,602,848
Tempo Acquisition LLC Term B 5.402% (USD LIBOR + 3.000%) due 05/01/24 §	21,614,368	21,546,823
The Dun & Bradstreet Corp Term B 7.404% (USD LIBOR + 5.000%) due 02/06/26 § ¥	20,770,000	20,802,443
The Ultimate Software Group Inc 6.080% (USD LIBOR + 3.750%) due 05/03/26 §	17,050,000	17,099,019
Vertafore Inc (2nd Lien) 9.652% (USD LIBOR + 7.250%) due 07/02/26 § ¥	15,650,000	15,333,745
Term B 5.652% (USD LIBOR + 3.250%) due 07/02/25 §	9,424,508	9,080,344

		206,283,304

Utilities - 2.1%

Talen Energy Supply LLC Term B due 06/28/26 ¥	7,750,000	7,720,938
Term B-1 6.402% (USD LIBOR + 4.000%) due 07/06/23 §	8,828,083	8,833,601
Term B-2 6.402% (USD LIBOR + 4.000%) due 04/13/24 §	10,185,186	10,197,917

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Vistra Operations Co LLC Term B-1 4.402% (USD LIBOR + 2.000%) due 08/04/23 §	$8,671,072	$8,671,072

		35,423,528

Total Senior Loan Notes (Cost $1,570,616,044)		1,556,122,684

	Shares

SHORT-TERM INVESTMENT - 3.8%

Money Market Fund – 3.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	63,916,246	63,916,246

Total Short-Term Investment (Cost $63,916,246)		63,916,246

TOTAL INVESTMENTS - 103.2% (Cost $1,722,212,910)		1,707,202,197

OTHER ASSETS & LIABILITIES, NET - (3.2%)		(53,088,704)

NET ASSETS - 100.0%		$1,654,113,493

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$1,471,621	$1,484,938	$13,317
Heartland Dental LLC	282,609	268,949	(13,660)
Mister Car Wash Holdings Inc	331,065	330,229	(836)
Petvet Care Centers LLC	736,328	719,164	(17,164)

	$2,821,623	$2,803,280	($18,343)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$15,051	$—	$15,051	$—
	Common Stocks	1,604,239	1,604,074	165	—
	Corporate Bonds & Notes	85,543,977	—	85,543,977	—
	Senior Loan Notes	1,556,122,684	—	1,556,122,684	—
	Short-Term Investment	63,916,246	63,916,246	—	—
	Unfunded Loan Commitments	2,803,280	—	2,803,280	—

	Total	$1,710,005,477	$65,520,320	$1,644,485,157	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%

Basic Materials - 0.1%

Constellium SE *	11,516	$115,621

Consumer, Cyclical - 0.2%

Cedar Fair LP	2,660	126,855
Party City Holdco Inc *	9,344	68,492
Tailored Brands Inc	8,670	50,026

		245,373

Energy - 0.3%

Chevron Corp	804	100,050
Diamondback Energy Inc	903	98,400
Exxon Mobil Corp	1,235	94,638
Pioneer Natural Resources Co	581	89,393

		382,481

Financial - 0.3%

Citigroup Inc	1,430	100,143
Outfront Media Inc REIT	4,360	112,444
The Goldman Sachs Group Inc	486	99,435

		312,022

Industrial - 0.1%

Evoqua Water Technologies Corp *	5,617	79,986
Xylem Inc	976	81,633

		161,619

Total Common Stocks (Cost $1,259,896)		1,217,116

	Principal Amount
CORPORATE BONDS & NOTES - 80.1%

Basic Materials - 3.2%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$400,000	431,500
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	1,125,000	1,162,266
Constellium SE 6.625% due 03/01/25 ~	350,000	364,000
Hecla Mining Co 6.875% due 05/01/21	250,000	239,874
Hexion Inc
6.625% due 04/15/20 y	500,000	390,000
7.875% due 07/15/27 ~	25,000	25,187
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	325,000	342,875
Novelis Corp 5.875% due 09/30/26 ~	650,000	659,750
Olin Corp 5.000% due 02/01/30	400,000	397,000

		4,012,452

	Principal Amount	Value
Communications - 13.8%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	$125,000	$125,950
Altice France SA (France) 7.375% due 05/01/26 ~	450,000	462,375
CCO Holdings LLC 5.000% due 02/01/28 ~	2,500,000	2,559,250
Clear Channel Worldwide Holdings Inc 9.250% due 02/15/24 ~	400,000	435,000
CommScope Inc
5.500% due 03/01/24 ~	100,000	103,125
6.000% due 03/01/26 ~	300,000	309,000
8.250% due 03/01/27 ~	300,000	307,080
CSC Holdings LLC
6.500% due 02/01/29 ~	1,050,000	1,147,781
6.625% due 10/15/25 ~	1,350,000	1,447,875
Frontier Communications Corp
8.000% due 04/01/27 ~	100,000	104,250
8.500% due 04/01/26 ~	25,000	24,312
11.000% due 09/15/25	550,000	343,750
Go Daddy Operating Co LLC 5.250% due 12/01/27 ~	200,000	207,750
Intelsat Jackson Holdings SA (Luxembourg)
8.000% due 02/15/24 ~	75,000	78,375
8.500% due 10/15/24 ~	425,000	422,875
9.750% due 07/15/25 ~	150,000	154,500
Level 3 Financing Inc 5.250% due 03/15/26	1,925,000	1,997,187
Nexstar Escrow Inc 5.625% due 07/15/27 ~	50,000	51,375
Outfront Media Capital LLC
5.000% due 08/15/27 ~	25,000	25,655
5.875% due 03/15/25	725,000	752,187
Radiate Holdco LLC 6.875% due 02/15/23 ~	425,000	427,125
Sirius XM Radio Inc
4.625% due 07/15/24 ~	50,000	51,289
5.500% due 07/01/29 ~	775,000	796,467
Sprint Capital Corp 8.750% due 03/15/32	400,000	464,000
Sprint Corp
7.625% due 02/15/25	1,150,000	1,226,187
7.625% due 03/01/26	475,000	507,537
7.875% due 09/15/23	1,400,000	1,526,000
Townsquare Media Inc 6.500% due 04/01/23 ~	175,000	173,031
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	950,000	986,812

		17,218,100

Consumer, Cyclical - 17.5%

American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	130,974	138,367
American Axle & Manufacturing Inc
6.250% due 04/01/25	600,000	599,250
6.500% due 04/01/27	75,000	75,094
Beazer Homes USA Inc 5.875% due 10/15/27	1,450,000	1,264,690
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	1,225,000	1,228,062
CCM Merger Inc 6.000% due 03/15/22 ~	425,000	436,687

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Cedar Fair LP
5.250% due 07/15/29 ~	$200,000	$204,500
5.375% due 06/01/24	500,000	516,250
5.375% due 04/15/27	500,000	521,250
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	1,125,000	1,049,062
Core & Main LP 6.125% due 08/15/25 ~	875,000	888,125
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	600,000	637,500
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	500,000	528,750
Golden Nugget Inc
6.750% due 10/15/24 ~	1,025,000	1,058,312
8.750% due 10/01/25 ~	725,000	763,062
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	875,000	938,437
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	900,000	963,000
L Brands Inc 7.500% due 06/15/29	375,000	375,900
Lennar Corp 4.750% due 05/30/25	600,000	638,250
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	1,050,000	1,111,687
Mattel Inc
3.150% due 03/15/23	125,000	119,375
6.750% due 12/31/25 ~	500,000	515,625
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	525,000	554,531
Michaels Stores Inc 8.000% due 07/15/27 ~	465,000	464,600
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	925,000	934,527
Panther BF Aggregator 2 LP
6.250% due 05/15/26 ~	500,000	520,625
8.500% due 05/15/27 ~	250,000	258,125
Scientific Games International Inc
5.000% due 10/15/25 ~	650,000	658,125
8.250% due 03/15/26 ~	200,000	210,498
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	750,000	781,875
Taylor Morrison Communities Inc 6.625% due 05/15/22	675,000	698,625
Tesla Inc 5.300% due 08/15/25 ~	625,000	550,781
The Men’s Wearhouse Inc 7.000% due 07/01/22	911,000	881,392
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	167,733	174,901
Viking Cruises Ltd 5.875% due 09/15/27 ~	600,000	609,000

		21,868,840

Consumer, Non-Cyclical - 10.7%

Ahern Rentals Inc 7.375% due 05/15/23 ~	2,076,000	1,852,830
Bausch Health Americas Inc 8.500% due 01/31/27 ~	125,000	137,752
Bausch Health Cos Inc
5.500% due 11/01/25 ~	275,000	287,719
5.750% due 08/15/27 ~	600,000	632,088
6.125% due 04/15/25 ~	75,000	76,687
7.000% due 01/15/28 ~	100,000	103,875
9.000% due 12/15/25 ~	550,000	616,577

	Principal Amount	Value
Catalent Pharma Solutions Inc 5.000% due 07/15/27 ~	$150,000	$153,000
CHS/Community Health Systems Inc 5.125% due 08/01/21	700,000	686,875
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	635,000	639,762
7.750% Cash or PIK due 05/15/22 ~	275,000	277,750
HCA Inc
4.500% due 02/15/27	1,000,000	1,068,070
5.375% due 09/01/26	150,000	162,000
5.875% due 02/01/29	875,000	960,312
Jaguar Holding Co II 6.375% due 08/01/23 ~	90,000	93,375
JBS Investments II GmbH 7.000% due 01/15/26 ~	900,000	976,950
JBS USA LUX SA
5.750% due 06/15/25 ~	125,000	130,469
5.875% due 07/15/24 ~	400,000	412,500
6.500% due 04/15/29 ~	50,000	54,437
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	205,000	208,588
5.875% due 09/30/27 ~	300,000	312,000
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	400,000	420,000
Tenet Healthcare Corp
6.250% due 02/01/27 ~	600,000	618,750
6.750% due 06/15/23	625,000	629,688
TMS International Corp 7.250% due 08/15/25 ~	1,315,000	1,275,550
Verscend Escrow Corp 9.750% due 08/15/26 ~	525,000	547,969

		13,335,573

Energy - 11.4%

Andeavor Logistics LP 6.875% due 02/15/23	650,000	648,723
Archrock Partners LP 6.875% due 04/01/27 ~	475,000	498,798
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	825,000	756,938
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	300,000	211,500
Callon Petroleum Co
6.125% due 10/01/24	125,000	126,875
6.375% due 07/01/26	100,000	101,125
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	1,075,000	1,170,406
5.875% due 03/31/25	375,000	418,594
Cheniere Energy Partners 5.625% due 10/01/26 ~	675,000	713,813
Chesapeake Energy Corp
8.000% due 01/15/25	150,000	139,125
8.000% due 06/15/27	25,000	21,985
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	200,000	200,000
5.750% due 04/01/25	250,000	254,375
6.250% due 04/01/23	750,000	768,750
Denbury Resources Inc
5.500% due 05/01/22	9,000	5,265
6.375% due 12/31/24 ~	11,000	7,153
7.750% due 02/15/24 ~	4,000	3,340
9.250% due 03/31/22 ~	400,000	377,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	$50,000	$52,063
5.750% due 01/30/28 ~	375,000	396,563
Energy Transfer Operating LP 6.250% due 02/15/23	675,000	628,776
EnLink Midstream LLC 5.375% due 06/01/29	250,000	256,875
Gulfport Energy Corp 6.375% due 01/15/26	550,000	419,375
Hilcorp Energy I LP 6.250% due 11/01/28 ~	500,000	505,625
Moss Creek Resources Holdings Inc
7.500% due 01/15/26 ~	335,000	287,263
10.500% due 05/15/27 ~	300,000	288,375
Parsley Energy LLC
5.250% due 08/15/25 ~	225,000	229,500
5.375% due 01/15/25 ~	225,000	231,750
5.625% due 10/15/27 ~	25,000	26,250
SESI LLC 7.750% due 09/15/24	600,000	391,500
SM Energy Co 5.625% due 06/01/25	575,000	526,125
Targa Resources Partners LP
5.125% due 02/01/25	500,000	518,750
5.375% due 02/01/27	50,000	52,000
5.875% due 04/15/26	950,000	1,010,563
6.500% due 07/15/27 ~	50,000	54,625
Transocean Inc 7.500% due 04/15/31	875,000	748,125
USA Compression Partners LP 6.875% due 09/01/27 ~	900,000	949,599
Whiting Petroleum Corp
6.250% due 04/01/23	300,000	300,750
6.625% due 01/15/26	25,000	24,234

		14,322,451

Financial - 8.3%

Ally Financial Inc 5.750% due 11/20/25	2,400,000	2,663,760
CNO Financial Group Inc 5.250% due 05/30/29	600,000	651,000
GLP Capital LP REIT 5.750% due 06/01/28	750,000	829,290
MGM Growth Properties Operating Partnership LP REIT
5.625% due 05/01/24	1,075,000	1,162,344
5.750% due 02/01/27 ~	150,000	161,813
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	425,000	449,697
5.500% due 02/15/24 ~	550,000	593,577
Springleaf Finance Corp
5.625% due 03/15/23	375,000	399,375
6.125% due 03/15/24	625,000	673,438
6.875% due 03/15/25	25,000	27,437
7.125% due 03/15/26	1,000,000	1,094,700
The Howard Hughes Corp 5.375% due 03/15/25 ~	1,650,000	1,713,030

		10,419,461

Industrial - 13.3%

Apex Tool Group LLC 9.000% due 02/15/23 ~	325,000	291,688
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or PIK due 01/31/23 ~	468,287	474,141

	Principal Amount	Value
Ardagh Packaging Finance PLC (Ireland) 7.250% due 05/15/24 ~	$500,000	$528,750
BBA US Holdings Inc 5.375% due 05/01/26 ~	900,000	942,750
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	325,000	331,094
7.500% due 03/15/25 ~	300,000	301,965
Brand Industrial Services Inc 8.500% due 07/15/25 ~	800,000	729,000
BWX Technologies Inc 5.375% due 07/15/26 ~	875,000	907,769
Cloud Crane LLC 10.125% due 08/01/24 ~	475,000	511,813
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	585,000	532,350
GFL Environmental Inc (Canada)
5.625% due 05/01/22 ~	300,000	303,750
7.000% due 06/01/26 ~	525,000	538,781
Itron Inc 5.000% due 01/15/26 ~	1,300,000	1,332,500
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	125,000	125,547
7.250% due 04/15/25 ~	1,575,000	1,523,813
Mueller Water Products Inc 5.500% due 06/15/26 ~	1,176,000	1,217,160
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	1,140,000	1,171,350
Sensata Technologies BV 5.625% due 11/01/24 ~	1,175,000	1,271,938
Standard Industries Inc 4.750% due 01/15/28 ~	975,000	970,125
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	685,000	618,213
TransDigm Inc
6.250% due 03/15/26 ~	350,000	367,063
6.500% due 07/15/24	775,000	787,594
TransDigm UK Holdings PLC 6.875% due 05/15/26	825,000	836,859

		16,616,013

Utilities - 1.9%

Calpine Corp
5.250% due 06/01/26 ~	175,000	178,719
5.875% due 01/15/24 ~	350,000	358,750
NRG Energy Inc 7.250% due 05/15/26	640,000	707,200
Talen Energy Supply LLC
6.500% due 06/01/25	775,000	652,938
7.250% due 05/15/27 ~	100,000	102,750
Vistra Operations Co LLC
5.000% due 07/31/27 ~	125,000	129,606
5.500% due 09/01/26 ~	200,000	211,750

		2,341,713

Total Corporate Bonds & Notes (Cost $98,456,161)		100,134,603

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 10.7%

Basic Materials - 1.0%

Aleris International Inc 7.152% (USD LIBOR + 4.750%) due 02/27/23 §	$247,500	$248,119
Messer Industries USA Inc Term B 4.830% (USD LIBOR + 2.500%) due 03/01/26 §	997,500	984,408

		1,232,527

Communications - 1.0%

SBA Senior Finance II LLC Term B 4.410% (USD LIBOR + 2.000%) due 04/11/25 §	994,975	983,392
Sprint Communications Inc Term B 5.438% (USD LIBOR + 3.000%) due 02/03/24 §	248,750	246,882

		1,230,274

Consumer, Cyclical - 2.5%

Bass Pro Group LLC Term B 7.402% (USD LIBOR + 5.000%) due 09/25/24 §	994,937	952,335
Neiman Marcus Group Ltd LLC 8.421% (USD LIBOR + 6.000%) due 10/25/23 §	277,093	238,560
New Red Finance Inc Term B (Canada) 4.652% (USD LIBOR + 2.250%) due 02/17/24 §	994,911	989,470
SeaWorld Parks & Entertainment Inc Term B-5 5.402% (USD LIBOR + 3.000%) due 03/31/24 §	994,911	994,182

		3,174,547

Consumer, Non-Cyclical - 0.2%

Allied Universal Holdco LLC due 06/27/26 ¥	227,477	227,240

Energy - 0.4%

Prairie ECI Acquiror LP 7.080% (USD LIBOR + 4.750%) due 03/11/26 §	498,750	499,997

Financial - 1.6%

Deerfield Dakota Holding LLC Term B 5.652% (USD LIBOR + 3.250%) due 02/13/25 §	994,962	968,016
USI Inc Term B 5.330% (USD LIBOR + 3.000%) due 05/16/24 §	994,937	971,929

		1,939,945

	Principal Amount	Value
Industrial - 4.0%

Advanced Disposal Services Inc Term B 4.635% (USD LIBOR + 2.250%) due 11/10/23 §	$845,405	$845,464
Cornerstone Building Brands Inc Term B 6.354% (USD LIBOR + 3.750%) due 04/12/25 §	746,231	727,575
Dynasty Acquisition Co Inc 6.330% (USD LIBOR + 4.000%) due 04/08/26 §	650,350	653,906
EWT Holdings III Corp 5.402% (USD LIBOR + 3.000%) due 12/20/24 §	1,174,630	1,170,959
North American Lifting Holdings Inc (2nd Lien) 11.330% (USD LIBOR + 9.000%) due 11/27/21 § ±	350,000	299,250
Reynolds Group Holdings Inc Term B 5.152% (USD LIBOR + 3.000%) due 02/05/23 §	994,898	988,849
StandardAero 6.330% (USD LIBOR + 4.000%) due 04/04/26 §	349,650	351,563

		5,037,566

Total Senior Loan Notes (Cost $13,428,677)		13,342,096

ASSET-BACKED SECURITIES - 1.8%

Benefit Street Partners CLO Ltd ‘D’ (Cayman) 8.542% (USD LIBOR + 5.950%) due 04/20/31 § ~	250,000	237,694
Benefit Street Partners CLO Ltd ‘E’ (Cayman) 9.513% (USD LIBOR + 6.700%) due 01/17/32 § ~	250,000	249,454
Dryden Senior Loan Fund ‘E’ (Cayman) 9.232% (USD LIBOR + 6.800%) due 05/15/32 § ~	300,000	300,634
Dryden Senior Loan Fund ‘F’ (Cayman) 9.797% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	217,314
Magnetite XXII Ltd ‘E’ (Cayman) 9.242% (USD LIBOR + 6.750%) due 04/15/31 § ~	500,000	501,807
Neuberger Berman Loan Advisers CLO Ltd ‘E’ (Cayman)
9.274% (USD LIBOR + 6.750%) due 04/20/31 § ~	500,000	500,401
9.511% (USD LIBOR + 6.750%) due 01/20/31 § ~	300,000	301,091

Total Asset-Backed Securities (Cost $2,327,723)		2,308,395

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 5.3%

Money Market Fund - 5.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	6,632,330	$6,632,330

Total Short-Term Investment (Cost $6,632,330)		6,632,330

TOTAL INVESTMENTS - 98.9% (Cost $122,104,787)		123,634,540

OTHER ASSETS & LIABILITIES, NET - 1.1%		1,394,980

NET ASSETS - 100.0%		$125,029,520

Notes to Schedule of Investments

(a)	An investment with a value of $390,000 or 0.3% of the Fund’s net assets was in default as of June 30, 2019.

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$22,297	$22,499	$202

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,217,116	$1,217,116	$—	$—
	Corporate Bonds & Notes	100,134,603	—	100,134,603	—
	Senior Loan Notes	13,342,096	—	13,042,846	299,250
	Asset-Backed Securities	2,308,395	—	2,308,395	—
	Short-Term Investment	6,632,330	6,632,330	—	—
	Unfunded Loan Commitment	22,499	—	22,499	—

	Total	$123,657,039	$7,849,446	$115,508,343	$299,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED INCOME

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.1%

Brazil - 0.0%

Itau Unibanco Holding SA	1,200	$11,316
Telefonica Brasil SA	400	5,218

		16,534

Germany - 0.1%

Henkel AG & Co KGaA	87	8,510
Volkswagen AG	54	9,096

		17,606

Total Preferred Stocks (Cost $34,235)		34,140

COMMON STOCKS - 62.3%

Australia - 0.8%

ASX Ltd	88	5,098
Aurizon Holdings Ltd	990	3,758
Australia & New Zealand Banking Group Ltd	475	9,428
BHP Group Ltd	987	28,691
BHP Group PLC	913	23,349
Cochlear Ltd	20	2,912
Commonwealth Bank of Australia	281	16,351
CSL Ltd	148	22,411
Dexus REIT	521	4,753
Macquarie Group Ltd	44	3,881
National Australia Bank Ltd	423	7,946
Rio Tinto PLC	561	34,722
Scentre Group REIT	1,473	3,975
Sonic Healthcare Ltd	160	3,049
South32 Ltd	1,780	3,990
Telstra Corp Ltd	1,483	4,010
Transurban Group »	1,117	11,566
Wesfarmers Ltd	461	11,719
Westpac Banking Corp	545	10,862
Woodside Petroleum Ltd	310	7,951
Woolworths Group Ltd	753	17,583

		238,005

Belgium - 0.2%

Anheuser-Busch InBev SA NV	532	47,077

Brazil - 0.4%
Ambev SA	9,300	43,304
B3 SA - Brasil Bolsa Balcao	2,200	21,502
BB Seguridade Participacoes SA	700	5,934
CCR SA	3,200	11,425
Kroton Educacional SA	1,200	3,431
Lojas Renner SA	600	7,344
Raia Drogasil SA	200	3,994
WEG SA	1,400	7,864

		104,798

Canada - 0.2%

Enbridge Inc	1,428	51,522

	Shares	Value

China - 2.0%

AAC Technologies Holdings Inc	500	$2,829
Alibaba Group Holding Ltd ADR *	270	45,752
Anhui Conch Cement Co Ltd ‘H’	2,000	12,515
ANTA Sports Products Ltd	1,000	6,897
Baidu Inc ADR *	205	24,059
Bank Of China Ltd ‘H’	13,000	5,486
China Construction Bank Corp ‘H’	16,000	13,792
China Mobile Ltd	6,500	59,174
China Overseas Land & Investment Ltd	8,000	29,526
China Petroleum & Chemical Corp ‘H’	12,000	8,175
China Resources Land Ltd	6,000	26,417
China Shenhua Energy Co Ltd ‘H’	3,500	7,331
China Telecom Corp Ltd ‘H’	10,000	5,035
CITIC Ltd	7,000	10,075
CNOOC Ltd	7,000	11,940
Country Garden Holdings Co Ltd	10,000	15,202
CRRC Corp Ltd ‘H’	10,000	8,359
CSPC Pharmaceutical Group Ltd	4,000	6,451
Geely Automobile Holdings Ltd	6,000	10,288
Guangdong Investment Ltd	12,000	23,726
Guangzhou Automobile Group Co Ltd ‘H’	4,000	4,274
Hengan International Group Co Ltd	1,000	7,363
Industrial & Commercial Bank of China Ltd ‘H’	12,000	8,759
Lenovo Group Ltd	4,000	3,097
Longfor Group Holdings Ltd	2,500	9,426
NetEase Inc ADR	30	7,673
New Oriental Education & Technology Group Inc ADR *	74	7,147
Petrochina Co Ltd ‘H’	10,000	5,514
PICC Property & Casualty Co Ltd ‘H’	4,000	4,316
Ping An Insurance Group Co of China Ltd ‘H’	5,000	60,124
Shenzhou International Group Holdings Ltd	700	9,656
Shimao Property Holdings Ltd	2,000	6,093
Sunac China Holdings Ltd	1,000	4,911
TAL Education Group ADR *	183	6,972
Tencent Holdings Ltd	1,300	58,811
Yum China Holdings Inc	270	12,474

		549,639

Denmark - 0.3%

Coloplast AS ‘B’	42	4,748
DSV AS	77	7,582
Genmab AS *	20	3,678
Novo Nordisk AS ‘B’	1,113	56,849
Novozymes AS ‘B’	79	3,684
Pandora AS	84	2,988

		79,529

Finland - 0.2%

Kone OYJ ‘B’	125	7,382
Nokian Renkaat OYJ	113	3,529
Nordea Bank Abp	764	5,548
Orion OYJ ‘B’	84	3,080
Sampo OYJ ‘A’	354	16,710
Stora Enso OYJ ‘R’	312	3,672
UPM-Kymmene OYJ	290	7,716

		47,637

France - 1.4%

Air Liquide SA	155	21,680
Atos SE	69	5,765
AXA SA	435	11,424
BNP Paribas SA	180	8,533
Bouygues SA	95	3,518

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value

Cie de Saint-Gobain	216	$8,435
Cie Generale des Etablissements Michelin SCA	133	16,817
Dassault Systemes SE	43	6,859
Engie SA	510	7,733
EssilorLuxottica SA	95	12,381
Hermes International	11	7,930
L’Oreal SA	123	34,972
Legrand SA	99	7,238
LVMH Moet Hennessy Louis Vuitton SE	98	41,662
Orange SA	431	6,798
Pernod Ricard SA	106	19,523
Peugeot SA	244	6,005
Publicis Groupe SA	100	5,278
Renault SA	82	5,155
Sanofi	719	62,138
Schneider Electric SE	441	39,903
Sodexo SA	35	4,091
TOTAL SA	539	30,235
Unibail-Rodamco-Westfield REIT	38	5,693
Valeo SA	104	3,386
Vinci SA	190	19,404

		402,556

Germany - 1.1%

adidas AG	64	19,800
Allianz SE	65	15,676
Aroundtown SA	926	7,640
BASF SE	586	42,631
Bayer AG	500	34,680
Bayerische Motoren Werke AG	97	7,170
Beiersdorf AG	49	5,875
Continental AG	32	4,660
Daimler AG	266	14,835
Deutsche Post AG	339	11,152
Deutsche Telekom AG	485	8,402
E.ON SE	420	4,557
Fresenius Medical Care AG & Co KGaA	75	5,890
HeidelbergCement AG	43	3,480
Henkel AG & Co KGaA	51	4,687
Infineon Technologies AG	435	7,730
MTU Aero Engines AG	20	4,770
Muenchener Rueckversicherungs-Gesellschaft AG	23	5,765
SAP SE	500	68,546
Siemens AG	188	22,382
Symrise AG	48	4,622
Wirecard AG	39	6,584

		311,534

Hong Kong - 0.8%

CK Asset Holdings Ltd	3,500	27,419
CK Hutchison Holdings Ltd	1,000	9,864
CLP Holdings Ltd	500	5,510
Henderson Land Development Co Ltd	3,000	16,540
Hong Kong & China Gas Co Ltd	5,000	11,085
Hong Kong Exchanges & Clearing Ltd	500	17,670
Hongkong Land Holdings Ltd	1,800	11,592
Link REIT	2,500	30,764
MTR Corp Ltd	500	3,368
New World Development Co Ltd	5,000	7,821
Sino Biopharmaceutical Ltd	7,000	7,162
Sino Land Co Ltd	6,000	10,062

	Shares	Value

Sun Hung Kai Properties Ltd	2,000	$33,930
Swire Properties Ltd	2,200	8,894
Techtronic Industries Co Ltd	500	3,830
WH Group Ltd ~	8,000	8,115
Wharf Real Estate Investment Co Ltd	1,000	7,047
Wheelock & Co Ltd	1,000	7,181

		227,854

India - 0.1%

Infosys Ltd ADR	2,378	25,445

Indonesia - 0.2%

P.T. Astra International Tbk	7,500	3,956
P.T. Bank Central Asia Tbk	9,800	20,796
P.T. Bank Negara Indonesia Persero Tbk	7,300	4,756
P.T. Bank Rakyat Indonesia Persero Tbk	60,800	18,770
P.T. Gudang Garam Tbk	700	3,810
P.T. Telekomunikasi Indonesia Persero Tbk	32,600	9,555
P.T. Unilever Indonesia Tbk	1,400	4,462
P.T. United Tractors Tbk	1,700	3,392

		69,497

Ireland - 0.0%

CRH PLC	160	5,230
Flutter Entertainment PLC	48	3,610
Kingspan Group PLC	59	3,204

		12,044

Israel - 0.0%

Check Point Software Technologies Ltd *	42	4,856

Italy - 0.2%

Davide Campari-Milano SPA	289	2,831
Enel SPA	1,797	12,535
Eni SPA	816	13,568
Ferrari NV	43	6,972
Intesa Sanpaolo SPA	1,926	4,123
Snam SPA	1,431	7,119

		47,148

Japan - 3.4%

Alfresa Holdings Corp	100	2,473
Asahi Intecc Co Ltd	100	2,472
Asahi Kasei Corp	500	5,345
Astellas Pharma Inc	1,200	17,101
Bandai Namco Holdings Inc	100	4,852
Bridgestone Corp	200	7,890
Canon Inc	400	11,713
Chugai Pharmaceutical Co Ltd	200	13,099
Daito Trust Construction Co Ltd	100	12,753
Daiwa House Industry Co Ltd	300	8,766
Denso Corp	200	8,433
FANUC Corp	200	37,163
FUJIFILM Holdings Corp	100	5,077
Fujitsu Ltd	100	6,989
Hamamatsu Photonics KK	100	3,907
Hitachi Ltd	400	14,717
Honda Motor Co Ltd	600	15,515
Hoya Corp	300	23,056
ITOCHU Corp	500	9,579
Japan Post Bank Co Ltd	400	4,065

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value

Japan Tobacco Inc	1,600	$35,270
JSR Corp	200	3,168
JXTG Holdings Inc	1,200	5,981
Kao Corp	500	38,152
KDDI Corp	1,600	40,715
Keyence Corp	70	43,171
Kikkoman Corp	100	4,361
Komatsu Ltd	300	7,283
Kuraray Co Ltd	400	4,792
Kyocera Corp	100	6,552
Kyowa Kirin Co Ltd	200	3,609
Lion Corp	200	3,731
M3 Inc	300	5,505
Makita Corp	200	6,829
Marubeni Corp	600	3,983
MISUMI Group Inc	200	5,041
Mitsubishi Chemical Holdings Corp	500	3,501
Mitsubishi Corp	500	13,213
Mitsubishi Electric Corp	700	9,254
Mitsubishi Estate Co Ltd	400	7,455
Mitsubishi Heavy Industries Ltd	100	4,361
Mitsubishi UFJ Financial Group Inc	1,700	8,097
Mitsui & Co Ltd	600	9,794
Mitsui Fudosan Co Ltd	300	7,291
Mizuho Financial Group Inc	3,400	4,944
Murata Manufacturing Co Ltd	200	9,004
Nabtesco Corp	100	2,794
NEC Corp	100	3,946
Nexon Co Ltd *	400	5,844
Nippon Steel Corp	300	5,163
Nippon Telegraph & Telephone Corp	100	4,659
Nissan Chemical Corp	100	4,518
Nissan Motor Co Ltd	900	6,446
Nisshin Seifun Group Inc	200	4,568
Nissin Foods Holdings Co Ltd	100	6,450
Nitori Holdings Co Ltd	100	13,270
Nitto Denko Corp	200	9,899
Nomura Research Institute Ltd	400	6,433
NTT DOCOMO Inc	1,200	27,998
Omron Corp	100	5,245
Ono Pharmaceutical Co Ltd	300	5,394
Oriental Land Co Ltd	200	24,812
Otsuka Corp	100	4,033
Otsuka Holdings Co Ltd	100	3,268
Panasonic Corp	800	6,683
Park24 Co Ltd	100	2,335
Pigeon Corp	100	4,033
Pola Orbis Holdings Inc	100	2,802
Recruit Holdings Co Ltd	900	30,134
Santen Pharmaceutical Co Ltd	200	3,325
Secom Co Ltd	200	17,234
Sekisui Chemical Co Ltd	400	6,023
Sekisui House Ltd	200	3,295
Seven & i Holdings Co Ltd	300	10,164
Shimano Inc	50	7,451
Shin-Etsu Chemical Co Ltd	300	28,069
Shionogi & Co Ltd	200	11,557
SMC Corp	40	14,995
Softbank Corp	300	3,897
Subaru Corp	200	4,869
Sumitomo Corp	400	6,075
Sumitomo Electric Industries Ltd	300	3,949
Sumitomo Mitsui Financial Group Inc	200	7,089

	Shares	Value

Sysmex Corp	100	$6,542
Takeda Pharmaceutical Co Ltd	500	17,786
Toho Co Ltd	100	4,260
Tokio Marine Holdings Inc	100	5,018
Tokyo Electron Ltd	60	8,433
Toyo Suisan Kaisha Ltd	100	4,122
Toyota Motor Corp	500	31,032
Trend Micro Inc	100	4,468
Unicharm Corp	400	12,059
USS Co Ltd	300	5,927
Yahoo Japan Corp	3,800	11,178

		939,566

Macau - 0.0%

Galaxy Entertainment Group Ltd	1,000	6,727
Sands China Ltd	1,200	5,732

		12,459

Malaysia - 0.1%

Petronas Chemicals Group Bhd	5,700	11,587
Public Bank Bhd	3,000	16,705

		28,292

Mexico - 0.2%

Grupo Aeroportuario del Pacifico SAB de CV ‘B’	1,549	16,131
Grupo Mexico SAB de CV ‘B’	2,757	7,343
Kimberly-Clark de Mexico SAB de CV ‘A’ *	2,275	4,226
Wal-Mart de Mexico SAB de CV	8,037	21,937

		49,637

Netherlands - 0.4%

ASML Holding NV	158	32,878
ING Groep NV	449	5,201
Koninklijke Ahold Delhaize NV	1,104	24,784
Randstad NV	80	4,391
Royal Dutch Shell PLC ‘A’	729	23,793
Royal Dutch Shell PLC ‘B’	613	20,086

		111,133

New Zealand - 0.0%

a2 Milk Co Ltd *	370	3,657

Norway - 0.1%

DNB ASA	172	3,205
Equinor ASA	260	5,158
Mowi ASA	170	3,978
Telenor ASA	170	3,612

		15,953

Peru - 0.0%

Southern Copper Corp	109	4,235

Philippines - 0.0%

SM Prime Holdings Inc	7,500	5,432
Universal Robina Corp	1,420	4,601

		10,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value

Portugal - 0.0%

EDP - Energias de Portugal SA	1,678	$6,377

Russia - 0.4%

Gazprom PJSC ADR	6,207	45,472
LUKOIL PJSC ADR	394	33,309
MMC Norilsk Nickel PJSC ADR	464	10,537
Novatek PJSC GDR	76	16,155

		105,473

Singapore - 0.3%

Ascendas Real Estate Investment Trust REIT	3,000	6,922
CapitaLand Commercial Trust REIT	3,200	5,135
CapitaLand Mall Trust REIT	3,200	6,223
ComfortDelGro Corp Ltd	3,300	6,490
DBS Group Holdings Ltd	700	13,447
Oversea-Chinese Banking Corp Ltd	1,200	10,122
Singapore Exchange Ltd	700	4,101
Singapore Telecommunications Ltd	6,900	17,859
United Overseas Bank Ltd	500	9,666
Venture Corp Ltd	400	4,829

		84,794

South Africa - 0.6%

Bid Corp Ltd	312	6,794
Capitec Bank Holdings Ltd	43	3,965
Discovery Ltd	310	3,286
Mr Price Group Ltd	335	4,718
MTN Group Ltd	414	3,131
Naspers Ltd ‘N’	218	52,767
RMB Holdings Ltd	890	5,339
Sanlam Ltd	1,695	9,412
Sasol Ltd	1,029	25,586
Shoprite Holdings Ltd	432	4,829
Standard Bank Group Ltd	1,513	21,136
The Foschini Group Ltd	289	3,703
The SPAR Group Ltd	310	4,118
Tiger Brands Ltd	254	4,035
Vodacom Group Ltd	488	4,147
Woolworths Holdings Ltd	1,276	4,421

		161,387

Spain - 0.3%

Banco Bilbao Vizcaya Argentaria SA	1,146	6,392
Banco Santander SA	2,807	13,009
Enagas SA	175	4,670
Iberdrola SA	2,821	28,086
Industria de Diseno Textil SA	437	13,148
Red Electrica Corp SA	345	7,186
Repsol SA	596	9,353
Telefonica SA	1,054	8,667

		90,511

Sweden - 0.3%

Atlas Copco AB ‘A’	248	7,947
Atlas Copco AB ‘B’	145	4,169
Boliden AB	271	6,944
Electrolux AB ‘B’	152	3,896
Hennes & Mauritz AB ‘B’	856	15,208
Hexagon AB ‘B’	92	5,116
Skandinaviska Enskilda Banken AB ‘A’	411	3,805

	Shares	Value

Skanska AB ‘B’	356	$6,433
SKF AB ‘B’	254	4,676
Svenska Handelsbanken AB ‘A’	380	3,750
Swedbank AB ‘A’	236	3,553
Telia Co AB	928	4,114
Volvo AB ‘B’	862	13,697

		83,308

Switzerland - 1.7%

ABB Ltd	1,758	35,245
Adecco Group AG	94	5,649
Chocoladefabriken Lindt & Spruengli AG	1	7,278
Cie Financiere Richemont SA	182	15,466
EMS-Chemie Holding AG	8	5,193
Geberit AG	14	6,544
Givaudan SA	4	11,298
Glencore PLC	5,188	17,955
Kuehne + Nagel International AG	60	8,912
LafargeHolcim Ltd	279	13,642
Nestle SA	562	58,180
Novartis AG	1,071	97,774
Partners Group Holding AG	12	9,437
Roche Holding AG	360	101,228
Schindler Holding AG	15	3,343
SGS SA	5	12,744
Sika AG	46	7,859
Sonova Holding AG	20	4,552
Straumann Holding AG	3	2,651
Swiss Life Holding AG	10	4,958
Swiss Re AG	93	9,450
Swisscom AG	7	3,516
The Swatch Group AG	27	7,740
UBS Group AG	686	8,153
Zurich Insurance Group AG	46	16,006

		474,773

Thailand - 0.1%

Airports of Thailand PCL NVDR	5,800	13,907
PTT PCL NVDR	4,000	6,369
The Siam Cement PCL NVDR	300	4,618

		24,894

United Kingdom - 2.1%

Amcor PLC CDI	361	4,108
Associated British Foods PLC	172	5,385
Aviva PLC	905	4,793
BAE Systems PLC	1,452	9,126
Barratt Developments PLC	436	3,173
BP PLC	4,538	31,615
British American Tobacco PLC	1,999	69,797
BT Group PLC	1,865	4,663
Bunzl PLC	125	3,298
Burberry Group PLC	145	3,437
Compass Group PLC	628	15,054
Croda International PLC	48	3,122
Diageo PLC	1,220	52,509
GlaxoSmithKline PLC	3,281	65,767
HSBC Holdings PLC	3,389	28,286
Imperial Brands PLC	386	9,058
ITV PLC	3,524	4,833
Kingfisher PLC	1,842	5,021
Legal & General Group PLC	1,361	4,663
Linde PLC	164	32,931

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Lloyds Banking Group PLC	12,329	$8,855
Micro Focus International PLC	116	3,051
National Grid PLC	1,045	11,113
Next PLC	55	3,851
Persimmon PLC	256	6,504
Reckitt Benckiser Group PLC	349	27,555
RELX PLC	758	18,385
Smith & Nephew PLC	311	6,753
SSE PLC	295	4,205
Taylor Wimpey PLC	2,620	5,257
The Sage Group PLC	361	3,682
Unilever NV CVA *	1,072	65,133
Unilever PLC	545	33,831
Vodafone Group PLC	6,348	10,405
Whitbread PLC	72	4,236
WPP PLC	1,228	15,469

		588,924

United States - 44.4%

3M Co	651	112,844
AbbVie Inc	1,809	131,550
ABIOMED Inc *	15	3,907
Accenture PLC ‘A’	222	41,019
Activision Blizzard Inc	202	9,534
Adobe Inc *	136	40,072
Advance Auto Parts Inc	21	3,237
Air Products & Chemicals Inc	205	46,406
Akamai Technologies Inc *	47	3,767
Alaska Air Group Inc	98	6,263
Albemarle Corp	83	5,844
Alexandria Real Estate Equities Inc REIT	59	8,324
Align Technology Inc *	27	7,390
Ally Financial Inc	598	18,532
Alphabet Inc ‘C’ *	90	97,282
Altria Group Inc	2,416	114,398
Amazon.com Inc *	60	113,618
Amdocs Ltd	49	3,042
American Campus Communities Inc REIT	76	3,508
American Electric Power Co Inc	90	7,921
American International Group Inc	626	33,353
American Tower Corp REIT	46	9,405
Ameriprise Financial Inc	117	16,984
AMETEK Inc	68	6,177
Amgen Inc	695	128,075
Amphenol Corp ‘A’	105	10,074
Analog Devices Inc	103	11,626
Andeavor Logistics LP	1,719	62,451
ANSYS Inc *	24	4,916
Antero Midstream Corp	2,594	29,727
Aon PLC	71	13,702
Apache Corp	267	7,735
Apple Inc	585	115,783
Archer-Daniels-Midland Co	634	25,867
Arista Networks Inc *	15	3,894
Arthur J Gallagher & Co	53	4,642
Associated Banc-Corp	206	4,355
Assurant Inc	46	4,893
AT&T Inc	2,666	89,338
Automatic Data Processing Inc	152	25,130
AutoZone Inc *	8	8,796
AvalonBay Communities Inc REIT	68	13,816
AXA Equitable Holdings Inc	217	4,535
Axis Capital Holdings Ltd	61	3,639
Baker Hughes a GE Co	422	10,394
Bank of America Corp	3,131	90,799

	Shares	Value
Bank of Hawaii Corp	42	$3,482
Bank OZK	130	3,912
BB&T Corp	1,816	89,220
Becton Dickinson and Co	116	29,233
Best Buy Co Inc	174	12,133
Bio-Techne Corp	13	2,710
Biogen Inc *	72	16,839
BlackRock Inc	124	58,193
Booking Holdings Inc *	13	24,371
Boston Properties Inc REIT	49	6,321
BP Midstream Partners LP	1,109	17,167
Bristol-Myers Squibb Co	1,211	54,919
Broadcom Inc	311	89,524
Broadridge Financial Solutions Inc	34	4,341
Brown-Forman Corp ‘B’	94	5,210
Bunge Ltd	1,099	61,225
Cabot Corp	69	3,292
Camden Property Trust REIT	45	4,698
Campbell Soup Co	118	4,728
Cardinal Health Inc	1,900	89,490
Carnival Corp	417	19,411
Caterpillar Inc	426	58,060
Cboe Global Markets Inc	32	3,316
Celanese Corp	109	11,750
CenturyLink Inc	840	9,878
Cerner Corp	106	7,770
CF Industries Holdings Inc	168	7,847
CH Robinson Worldwide Inc	153	12,906
Chevron Corp	709	88,228
Chipotle Mexican Grill Inc *	8	5,863
Church & Dwight Co Inc	89	6,502
Cigna Corp	137	21,584
Cincinnati Financial Corp	86	8,916
Cinemark Holdings Inc	86	3,105
Cintas Corp	26	6,170
Cisco Systems Inc	2,912	159,374
CIT Group Inc	101	5,307
Citigroup Inc	1,299	90,969
Citizens Financial Group Inc	1,163	41,124
Citrix Systems Inc	46	4,514
CME Group Inc	126	24,458
Cognizant Technology Solutions Corp ‘A’	168	10,650
Colgate-Palmolive Co	919	65,865
Comerica Inc	306	22,228
Conagra Brands Inc	347	9,202
Consolidated Edison Inc	62	5,436
Copart Inc *	62	4,634
Corning Inc	653	21,699
Costco Wholesale Corp	155	40,960
Coty Inc ‘A’	333	4,462
Crestwood Equity Partners LP	741	26,506
Crown Castle International Corp REIT	171	22,290
CubeSmart REIT	101	3,377
Cullen/Frost Bankers Inc	72	6,744
Cummins Inc	172	29,470
CVS Health Corp	1,515	82,552
CyrusOne Inc REIT	61	3,521
Danaher Corp	227	32,443
Darden Restaurants Inc	75	9,130
DCP Midstream LP	1,182	34,633
Delta Air Lines Inc	1,279	72,583
Dick’s Sporting Goods Inc	141	4,883
Digital Realty Trust Inc REIT	105	12,368
Discover Financial Services	273	21,182
Dollar General Corp	77	10,407
Dollar Tree Inc *	68	7,303

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Dominion Energy Inc	180	$13,918
Dow Inc	497	24,507
DTE Energy Co	31	3,964
Duke Energy Corp	154	13,589
Duke Realty Corp REIT	162	5,121
DuPont de Nemours Inc	487	36,559
East West Bancorp Inc	97	4,537
Eastman Chemical Co	188	14,632
Eaton Corp PLC	315	26,233
Eaton Vance Corp	166	7,160
Ecolab Inc	91	17,967
Edison International	80	5,393
Edwards Lifesciences Corp *	76	14,040
Eli Lilly & Co	948	105,029
Emerson Electric Co	643	42,901
Energy Transfer LP	7,872	110,838
EnLink Midstream LLC	3,683	37,161
Enterprise Products Partners LP	4,457	128,674
EPR Properties REIT	46	3,431
EQM Midstream Partners LP	1,911	85,383
Equifax Inc	35	4,733
Equity Residential REIT	183	13,893
Essex Property Trust Inc REIT	22	6,422
Everest Re Group Ltd	28	6,921
Eversource Energy	62	4,697
Exelon Corp	184	8,821
Expeditors International of Washington Inc	50	3,793
Extended Stay America Inc	167	2,821
Extra Space Storage Inc REIT	40	4,244
Exxon Mobil Corp	2,620	200,771
Facebook Inc ‘A’ *	603	116,379
FactSet Research Systems Inc	11	3,152
Fastenal Co	598	19,489
Federal Realty Investment Trust REIT	27	3,477
Fidelity National Financial Inc	191	7,697
Fifth Third Bancorp	918	25,612
First American Financial Corp	111	5,961
First Hawaiian Inc	124	3,208
First Horizon National Corp	376	5,614
First Republic Bank	47	4,590
FirstEnergy Corp	81	3,468
Flowers Foods Inc	193	4,491
Fluor Corp	90	3,032
Foot Locker Inc	147	6,162
Ford Motor Co	3,449	35,283
Fortive Corp	87	7,092
Franklin Resources Inc	331	11,519
Gaming and Leisure Properties Inc REIT	107	4,171
Garmin Ltd	102	8,140
General Dynamics Corp	262	47,637
General Mills Inc	640	33,613
General Motors Co	844	32,519
Genesis Energy LP	1,629	35,675
Genuine Parts Co	160	16,573
Gilead Sciences Inc	874	59,047
Graphic Packaging Holding Co	415	5,802
H&R Block Inc	128	3,750
Halliburton Co	590	13,417
Hanesbrands Inc	437	7,525
Harley-Davidson Inc	1,377	49,338
Hasbro Inc	109	11,519
HCP Inc REIT	232	7,419
Helmerich & Payne Inc	82	4,151
Henry Schein Inc *	56	3,914
Hewlett Packard Enterprise Co	1,876	28,046
Holly Energy Partners LP	576	15,840

	Shares	Value
HollyFrontier Corp	101	$4,674
Honeywell International Inc	216	37,711
Hormel Foods Corp	127	5,149
Host Hotels & Resorts Inc REIT	219	3,990
HP Inc	1,181	24,553
Hubbell Inc	81	10,562
Humana Inc	49	13,000
Huntington Bancshares Inc	2,809	38,820
Huntsman Corp	150	3,066
IDEX Corp	22	3,787
IDEXX Laboratories Inc *	31	8,535
Illinois Tool Works Inc	426	64,245
Illumina Inc *	53	19,512
Ingredion Inc	104	8,579
Intel Corp	3,241	155,147
International Business Machines Corp	897	123,696
International Flavors & Fragrances Inc	26	3,772
International Paper Co	714	30,930
Intuit Inc	72	18,816
Intuitive Surgical Inc *	41	21,507
Invesco Ltd	684	13,995
Iron Mountain Inc REIT	170	5,321
Jack Henry & Associates Inc	22	2,946
Jacobs Engineering Group Inc	37	3,122
Jefferies Financial Group Inc	403	7,750
John Wiley & Sons Inc ‘A’	66	3,027
Johnson & Johnson	1,458	203,070
Johnson Controls International PLC	606	25,034
JPMorgan Chase & Co	807	90,223
Juniper Networks Inc	425	11,318
KAR Auction Services Inc	89	2,225
Kellogg Co	482	25,821
KeyCorp	2,750	48,813
Kilroy Realty Corp REIT	51	3,764
Kimberly-Clark Corp	348	46,381
Kimco Realty Corp REIT	213	3,936
Kinder Morgan Inc	3,800	79,344
KLA-Tencor Corp	101	11,938
Kohl’s Corp	122	5,801
L Brands Inc	142	3,706
L3 Technologies Inc *	24	5,884
L3Harris Technologies Inc	35	6,620
Laboratory Corp of America Holdings *	35	6,052
Lam Research Corp	150	28,176
Lamar Advertising Co ‘A’ REIT	45	3,632
Lamb Weston Holdings Inc	55	3,485
Las Vegas Sands Corp	252	14,891
Lazard Ltd ‘A’	104	3,577
Lear Corp	64	8,913
Leggett & Platt Inc	107	4,106
Lincoln Electric Holdings Inc	66	5,433
Lincoln National Corp	272	17,530
Lockheed Martin Corp	231	83,978
Lowe’s Cos Inc	605	61,051
Lululemon Athletica Inc *	29	5,226
LyondellBasell Industries NV ‘A’	237	20,413
M&T Bank Corp	97	16,497
Macquarie Infrastructure Corp	195	7,905
Macy’s Inc	336	7,211
Magellan Midstream Partners LP	1,629	104,256
ManpowerGroup Inc	47	4,540
Marathon Petroleum Corp	701	39,172
MarketAxess Holdings Inc	11	3,536
Marsh & McLennan Cos Inc	176	17,556
Mastercard Inc ‘A’	264	69,836
Maxim Integrated Products Inc	176	10,528

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
McCormick & Co Inc	42	$6,510
McDonald’s Corp	652	135,394
McKesson Corp	70	9,407
Medical Properties Trust Inc REIT	191	3,331
Medtronic PLC	1,469	143,066
Merck & Co Inc	1,018	85,359
MetLife Inc	596	29,603
Mettler-Toledo International Inc *	9	7,560
Microsoft Corp	913	122,305
Mid-America Apartment Communities Inc REIT	56	6,595
Molson Coors Brewing Co ‘B’	114	6,384
Monster Beverage Corp *	148	9,447
Moody’s Corp	50	9,766
Morgan Stanley	2,022	88,584
MPLX LP	2,279	73,361
MSC Industrial Direct Co Inc ‘A’	84	6,238
Murphy Oil Corp	126	3,106
National Instruments Corp	120	5,039
NetApp Inc	238	14,685
New York Community Bancorp Inc	353	3,523
Newell Brands Inc	1,031	15,898
Nextera Energy Inc	92	18,847
Nielsen Holdings PLC	258	5,831
NIKE Inc ‘B’	372	31,229
Noble Energy Inc	309	6,922
Noble Midstream Partners LP	362	12,040
Nordstrom Inc	107	3,409
Northern Trust Corp	206	18,540
Northrop Grumman Corp	48	15,509
Nucor Corp	242	13,334
nVent Electric PLC	160	3,966
NVIDIA Corp	163	26,770
NVR Inc *	1	3,370
O’Reilly Automotive Inc *	23	8,494
Occidental Petroleum Corp	798	40,123
Old Republic International Corp	191	4,275
Omega Healthcare Investors Inc REIT	110	4,043
Omnicom Group Inc	210	17,210
ONEOK Inc	1,724	118,628
Oracle Corp	757	43,126
Packaging Corp of America	65	6,196
PacWest Bancorp	198	7,688
Paychex Inc	293	24,111
PayPal Holdings Inc *	320	36,627
Penske Automotive Group Inc	63	2,980
People’s United Financial Inc	282	4,732
PepsiCo Inc	1,157	151,717
Pfizer Inc	4,427	191,778
Philip Morris International Inc	1,652	129,732
Phillips 66	403	37,697
Phillips 66 Partners LP	1,066	$52,607
Plains All American Pipeline LP	3,382	82,352
Polaris Industries Inc	73	6,660
Popular Inc	90	4,882
PPG Industries Inc	71	8,286
PPL Corp	160	4,962
Principal Financial Group Inc	230	13,322
Prologis Inc REIT	221	17,702
Prosperity Bancshares Inc	68	4,491
Prudential Financial Inc	518	52,318
Public Service Enterprise Group Inc	90	5,294
Public Storage REIT	122	29,057
QUALCOMM Inc	901	68,539
Quest Diagnostics Inc	140	14,253
Ralph Lauren Corp	58	6,588
Raytheon Co	84	14,606

	Shares	Value
Realty Income Corp REIT	160	$11,035
Red Hat Inc *	51	9,576
Regency Centers Corp REIT	80	5,339
Regeneron Pharmaceuticals Inc *	28	8,764
Regions Financial Corp	2,092	31,254
Reliance Steel & Aluminum Co	53	5,015
ResMed Inc	51	6,224
Robert Half International Inc	128	7,297
Rockwell Automation Inc	128	20,970
Roper Technologies Inc	31	11,354
Ross Stores Inc	109	10,804
Royal Caribbean Cruises Ltd	137	16,606
RPM International Inc	97	5,928
Ryder System Inc	137	7,987
S&P Global Inc	74	16,856
Sabre Corp	186	4,129
Sage Therapeutics Inc *	16	2,929
Schlumberger Ltd	1,700	67,558
SemGroup Corp ‘A’	1,056	12,672
Sempra Energy	54	7,422
Shell Midstream Partners LP	1,967	40,756
Simon Property Group Inc REIT	147	23,485
Six Flags Entertainment Corp	134	6,657
Skyworks Solutions Inc	50	3,864
SL Green Realty Corp REIT	45	3,617
Snap-on Inc	77	12,754
Sonoco Products Co	90	5,881
Stanley Black & Decker Inc	44	6,363
Starbucks Corp	358	30,011
Starwood Property Trust Inc REIT	171	3,885
State Street Corp	422	23,657
Steel Dynamics Inc	202	6,100
STERIS PLC	30	4,466
STORE Capital Corp REIT	102	3,385
Sunoco LP	800	25,024
SunTrust Banks Inc	874	54,931
Synchrony Financial	1,068	37,028
Synopsys Inc *	42	5,405
Synovus Financial Corp	148	5,180
Sysco Corp	490	34,653
T Rowe Price Group Inc	234	25,672
Tallgrass Energy LP	1,504	31,749
Tapestry Inc	282	8,948
Targa Resources Corp	1,414	55,514
Target Corp	556	48,155
TC Pipelines LP	512	19,261
TCF Financial Corp	303	6,299
TD Ameritrade Holding Corp	274	13,678
Texas Instruments Inc	1,044	119,809
The Bank of New York Mellon Corp	962	42,472
The Boeing Co	410	149,244
The Chemours Co	126	3,024
The Clorox Co	130	19,904
The Coca-Cola Co	3,118	158,769
The Estee Lauder Cos Inc ‘A’	79	14,466
The Gap Inc	280	5,032
The Goodyear Tire & Rubber Co	495	7,574
The Hartford Financial Services Group Inc	264	14,710
The Hershey Co	138	18,496
The Home Depot Inc	816	169,704
The Interpublic Group of Cos Inc	3,403	76,874
The JM Smucker Co	120	13,823
The Kraft Heinz Co	789	24,491
The Kroger Co	734	15,935
The PNC Financial Services Group Inc	649	89,095
The Procter & Gamble Co	1,880	206,142

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
The Sherwin-Williams Co	26	$11,916
The Southern Co	217	11,996
The TJX Cos Inc	430	22,738
The Travelers Cos Inc	181	27,063
The Walt Disney Co	520	72,613
The Western Union Co	456	9,070
The Williams Cos Inc	3,818	107,057
Thor Industries Inc	60	3,507
Tiffany & Co	128	11,986
Total System Services Inc	47	6,029
Tractor Supply Co	35	3,808
Trinity Industries Inc	139	2,884
UDR Inc REIT	142	6,374
Ulta Beauty Inc *	16	5,550
Union Pacific Corp	753	127,340
United Parcel Service Inc ‘B’	905	93,459
United Technologies Corp	808	105,202
UnitedHealth Group Inc	343	83,695
Universal Health Services Inc ‘B’	32	4,172
Unum Group	422	14,158
US Bancorp	1,688	88,451
Vail Resorts Inc	45	10,043
Valero Energy Corp	653	55,903
Valvoline Inc	224	4,375
Varian Medical Systems Inc *	33	4,492
Veeva Systems Inc ‘A’ *	44	7,133
Ventas Inc REIT	104	7,108
VEREIT Inc REIT	536	4,829
Verisk Analytics Inc	45	6,591
Verizon Communications Inc	1,499	85,638
VF Corp	355	31,009
Viacom Inc ‘B’	246	7,348
VICI Properties Inc REIT	218	4,805
Viper Energy Partners LP	800	24,656
Visa Inc ‘A’	505	87,643
VMware Inc ‘A’	24	4,013
Vornado Realty Trust REIT	67	4,295
Walgreens Boots Alliance Inc	1,255	68,611
Walmart Inc	624	68,946
Waters Corp *	26	5,596
Watsco Inc	127	20,768
Webster Financial Corp	67	3,201
Wec Energy Group Inc	59	4,919
Wells Fargo & Co	1,874	88,678
Welltower Inc REIT	174	14,186
West Pharmaceutical Services Inc	27	3,379
Western Digital Corp	203	9,653
Western Midstream Partners LP	2,668	82,094
WestRock Co	570	20,788
Weyerhaeuser Co REIT	383	10,088
Whirlpool Corp	49	6,976
Williams-Sonoma Inc	81	5,265
WP Carey Inc REIT	79	6,413
WW Grainger Inc	15	4,023
Wyndham Destinations Inc	363	15,936
Wyndham Hotels & Resorts Inc	61	3,400
Wynn Resorts Ltd	68	8,431
Xcel Energy Inc	93	5,533
Xerox Corp	146	5,170
Xilinx Inc	71	8,372
Xylem Inc	52	4,349
Zimmer Biomet Holdings Inc	75	8,831

	Shares	Value
Zions Bancorp NA	323	$14,852

		12,424,289

Total Common Stocks (Cost $17,452,297)		17,438,836

EXCHANGE-TRADED FUNDS - 1.8%

iShares MSCI India	2,719	95,981
iShares MSCI South Korea	3,931	235,349
iShares MSCI Taiwan	4,693	164,067

Total Exchange-Traded Funds (Cost $496,231)		495,397

	Principal Amount

CORPORATE BONDS & NOTES - 12.0%

Belgium - 0.5%

Anheuser-Busch InBev Worldwide Inc 4.750% due 01/23/29	$75,000	85,025
5.800% due 01/23/59	50,000	62,682

		147,707

Ireland - 0.2%

Avolon Holdings Funding Ltd 4.375% due 05/01/26	50,000	51,522

Netherlands - 0.3%

NXP BV 4.300% due 06/18/29 ~	75,000	77,417

Switzerland - 0.2%

Glencore Funding LLC 4.125% due 05/30/23 ~	50,000	52,019

United States - 10.8%

Ahern Rentals Inc 7.375% due 05/15/23 ~	75,000	66,937
Air Lease Corp 3.625% due 04/01/27	100,000	100,562
AT&T Inc 4.350% due 03/01/29	75,000	80,528
4.850% due 03/01/39	50,000	53,727
Bank of America Corp 4.183% due 11/25/27	175,000	185,790
Beazer Homes USA Inc 5.875% due 10/15/27	75,000	65,415
Brand Industrial Services Inc 8.500% due 07/15/25 ~	50,000	45,562
Broadcom Inc 4.250% due 04/15/26 ~	75,000	76,044
BWAY Holding Co 7.250% due 04/15/25 ~	75,000	72,562
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	75,000	75,187
Charter Communications Operating LLC 4.200% due 03/15/28	100,000	103,922
Citigroup Inc 4.600% due 03/09/26	175,000	189,426

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value

Constellation Merger Sub Inc 8.500% due 09/15/25 ~	$50,000	$46,625
Dell International LLC 4.900% due 10/01/26 ~	50,000	52,178
Discovery Communications LLC 4.125% due 05/15/29	75,000	77,770
Endeavor Energy Resources LP 5.750% due 01/30/28 ~	75,000	79,312
Energy Transfer Partners LP 4.750% due 01/15/26	100,000	107,191
EQT Corp 3.900% due 10/01/27	50,000	47,308
General Motors Financial Co Inc 5.650% due 01/17/29	75,000	82,290
HCA Inc 5.125% due 06/15/39	50,000	52,097
Hyundai Capital America 4.125% due 06/08/23 ~	50,000	51,889
JPMorgan Chase & Co 4.125% due 12/15/26	100,000	107,078
Keurig Dr Pepper Inc 4.597% due 05/25/28	50,000	54,802
Kinder Morgan Energy Partners LP 4.300% due 05/01/24	100,000	106,333
Lennar Corp 4.750% due 11/29/27	50,000	52,875
Michaels Stores Inc 8.000% due 07/15/27 ~	50,000	49,957
Morgan Stanley 3.591% due 07/22/28	100,000	104,162
5.000% due 11/24/25	100,000	110,727
Pilgrim’s Pride Corp 5.875% due 09/30/27 ~	50,000	52,000
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	50,000	56,010
Scientific Games International Inc 8.250% due 03/15/26 ~	50,000	52,625
Sprint Corp 7.625% due 02/15/25	50,000	53,313
Talen Energy Supply LLC 6.625% due 01/15/28 ~	50,000	49,875
Tesla Inc 5.300% due 08/15/25 ~	75,000	66,094
The Goldman Sachs Group Inc 3.500% due 11/16/26	150,000	153,798
Ventas Realty LP 3.500% due 02/01/25	50,000	51,774
Wells Fargo & Co 3.750% due 01/24/24	100,000	105,164
WRKCo Inc 3.900% due 06/01/28	75,000	77,136

		3,016,045

Total Corporate Bonds & Notes (Cost $3,348,831)		3,344,710

SENIOR LOAN NOTES - 8.4%

Canada - 0.9%

GFL Environmental Inc Term B due 05/31/25 ¥	124,685	122,784
New Red Finance Inc Term B due 02/17/24 ¥	124,681	123,999

		246,783

	Principal Amount	Value

United States - 7.5%

Albertson’s LLC Term B-7 due 11/16/25 ¥	$124,687	$124,252
American Builders & Contractors Supply Co Inc Term B-2 due 10/31/23 ¥	124,681	123,054
Bausch Health Americas Inc Term B due 06/01/25 ¥	122,595	122,671
Berry Global Inc Term Q due 10/01/22 ¥	125,000	124,309
BJ’s Wholesale Club Inc Term B due 02/03/24 ¥	125,000	125,305
Cornerstone Building Brands Inc Term B due 04/12/25 ¥	124,685	121,568
CSC Holdings LLC Term B-4 due 04/15/27 ¥	125,000	123,750
Dynasty Acquisition Co Inc due 04/08/26 ¥	125,000	125,684
Filtration Group Corp Term B due 03/29/25 ¥	124,684	124,573
Golden Nugget LLC Term B due 10/04/23 ¥	124,663	123,796
HUB International Ltd Term B due 04/25/25 ¥	124,685	121,782
Jaguar Holding Co II due 08/18/22 ¥	124,675	124,074
Reynolds Group Holdings Inc Term B due 02/05/23 ¥	124,680	123,922
SBA Senior Finance II LLC Term B due 04/11/25 ¥	124,685	123,234
SeaWorld Parks & Entertainment Inc Term B-5 due 03/31/24 ¥	124,681	124,590
Sprint Communications Inc Term B due 02/03/24 ¥	124,687	123,751
TransDigm Inc Term G due 08/22/24 ¥	124,684	122,239

		2,102,554

Total Senior Loan Notes (Cost $2,353,720)		2,349,337

U.S. TREASURY OBLIGATIONS - 7.5%

U.S. Treasury Bonds - 1.5%

2.875% due 05/15/49	390,000	417,795

U.S. Treasury Notes - 6.0%

1.750% due 06/15/22	420,000	420,484
1.750% due 06/30/24	420,000	419,672
1.875% due 06/30/26	420,000	419,992
2.375% due 05/15/29	410,000	423,509

		1,683,657

Total U.S. Treasury Obligations (Cost $2,102,447)		2,101,452

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 100.0%

Money Market Fund - 100.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	28,000,000	$28,000,000

Total Short-Term Investment (Cost $28,000,000)		28,000,000

TOTAL INVESTMENTS - 192.1% (Cost $53,787,761)		53,763,872

OTHER ASSETS & LIABILITIES, NET - (92.1%)		(25,778,262)

NET ASSETS - 100.0%		$27,985,610

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$16,534	$16,534	$—	$—
	Germany	17,606	—	17,606	—

	Total Preferred Stocks	34,140	16,534	17,606	—

	Common Stocks
	Australia	238,005	—	238,005	—
	Belgium	47,077	—	47,077	—
	Brazil	104,798	104,798	—	—
	Canada	51,522	51,522	—	—
	China	549,639	104,077	445,562	—
	Denmark	79,529	6,666	72,863	—
	Finland	47,637	—	47,637	—
	France	402,556	14,939	387,617	—
	Germany	311,534	—	311,534	—
	Hong Kong	227,854	—	227,854	—
	India	25,445	25,445	—	—
	Indonesia	69,497	—	69,497	—
	Ireland	12,044	6,814	5,230	—
	Israel	4,856	4,856	—	—
	Italy	47,148	—	47,148	—
	Japan	939,566	—	939,566	—
	Macau	12,459	—	12,459	—
	Malaysia	28,292	—	28,292	—
	Mexico	49,637	49,637	—	—
	Netherlands	111,133	—	111,133	—
	New Zealand	3,657	—	3,657	—
	Norway	15,953	—	15,953	—
	Peru	4,235	4,235	—	—
	Philippines	10,033	—	10,033	—
	Portugal	6,377	—	6,377	—
	Russia	105,473	10,537	94,936	—
	Singapore	84,794	—	84,794	—
	South Africa	161,387	3,965	157,422	—
	Spain	90,511	—	90,511	—
	Sweden	83,308	—	83,308	—
	Switzerland	474,773	7,278	467,495	—
	Thailand	24,894	—	24,894	—
	United Kingdom	588,924	32,931	555,993	—
	United States	12,424,289	12,424,289	—	—

	Total Common Stocks	17,438,836	12,851,989	4,586,847	—

	Exchange-Traded Funds	495,397	495,397	—	—
	Corporate Bonds & Notes	3,344,710	—	3,344,710	—
	Senior Loan Notes	2,349,337	—	2,349,337	—
	U.S. Treasury Obligations	2,101,452	—	2,101,452	—
	Short-Term Investment	28,000,000	28,000,000	—	—

	Total	$53,763,872	$41,363,920	$12,399,952	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.8%

Communications - 0.2%

AT&T Inc 3.270% (USD LIBOR + 0.750%) due 06/01/21 §	$100,000	$100,528

Energy - 1.0%

Petrobras Global Finance BV (Brazil)
5.999% due 01/27/28	180,000	191,610
7.375% due 01/17/27	180,000	207,090

		398,700

Financial - 2.0%

Bank of America Corp 5.875% due 03/15/28	10,000	10,447
Royal Bank of Scotland Group PLC (United Kingdom) 7.500% due 08/10/20	200,000	205,500
The Goldman Sachs Group Inc 3.610% (USD LIBOR + 1.200%) due 09/15/20 §	100,000	101,001
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	400,000	457,249

		774,197

Industrial - 0.3%

General Electric Co 3.150% due 09/07/22	100,000	101,317

Utilities - 0.3%

Dominion Energy Gas Holdings LLC 3.010% (USD LIBOR + 0.600%) due 06/15/21 §	100,000	100,478
NextEra Energy Capital Holdings Inc 2.835% (USD LIBOR + 0.315%) due 09/03/19 §	20,000	20,007

		120,485

Total Corporate Bonds & Notes (Cost $1,393,148)		1,495,227

MORTGAGE-BACKED SECURITIES - 21.3%

Collateralized Mortgage Obligations - Residential - 5.2%

Alternative Loan Trust 2.524% (USD LIBOR + 0.120%) due 06/25/36 §	132,755	126,236
6.000% due 03/25/37	170,817	122,492
Banc of America Mortgage Trust 4.205% due 07/25/35 §	37,420	35,267
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.764% (USD LIBOR + 0.360%) due 03/25/35 § ~	129,735	129,391
Citigroup Mortgage Loan Trust 4.626% due 03/25/37 §	93,619	93,158
Countrywide Home Loan Mortgage Pass-Through Trust 4.366% due 01/19/34 §	9,078	9,429

	Principal Amount		Value
Credit Suisse Mortgage Trust 2.554% (USD LIBOR + 0.150%) due 09/29/36 § ~		$302,000	$286,617
Fannie Mae
2.754% (USD LIBOR + 0.350%) due 07/25/37 §		20,384	20,381
2.784% (USD LIBOR + 0.380%) due 07/25/37 §		32,403	32,438
2.844% (USD LIBOR + 0.440%) due 05/25/36 §		15,658	15,543
2.849% (USD LIBOR + 0.445%) due 02/25/37 §		6,005	6,019
Government National Mortgage Association
2.783% (USD LIBOR + 0.400%) due 02/20/49 §		295,988	295,769
3.030% (USD LIBOR + 0.150%) due 08/20/68 §		100,461	98,591
GreenPoint Mortgage Funding Trust 2.584% (USD LIBOR + 0.180%) due 09/25/46 §		23,763	22,649
GSR Mortgage Loan Trust 4.500% due 09/25/35 §		10,327	10,645
JP Morgan Alternative Loan Trust 2.864% (USD LIBOR + 0.460%) due 03/25/36 §		68,465	67,096
JP Morgan Mortgage Trust 4.494% due 06/25/35 §		34,127	34,425
Merrill Lynch Mortgage Investors Trust 4.358% due 12/25/34 §		39,028	39,697
Residential Accredit Loans Inc Trust 2.584% (USD LIBOR + 0.180%) due 06/25/46 §		90,208	36,302
Residential Asset Securitization Trust 6.500% due 09/25/36		191,628	131,033
Structured Adjustable Rate Mortgage Loan Trust 0.440% (USD LIBOR + 0.250%) due 02/25/35 §		12,342	11,634
Structured Asset Mortgage Investments II Trust 2.614% (USD LIBOR + 0.210%) due 05/25/36 §		66,144	62,410
Towd Point Mortgage Funding PLC (United Kingdom) 1.855% (GBP LIBOR + 1.025%) due 10/20/51 § ~	GBP	250,000	318,133
WaMu Mortgage Pass-Through Certificates 2.774% (USD LIBOR + 0.370%) due 01/25/45 §		$48,866	48,621

			2,053,976

Fannie Mae - 16.1%

3.000% due 09/01/49		200,000	201,315
3.500% due 08/01/49 - 09/01/49		3,070,000	3,136,339
4.000% due 08/01/49		2,900,000	2,995,893

			6,333,547

Total Mortgage-Backed Securities (Cost $8,396,811)			8,387,523

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 7.7%

Asset Backed Funding Corp Trust 3.004% (USD LIBOR + 0.600%) due 10/25/34 §	$21,723	$21,944
B&M CLO Ltd (Cayman) 3.331% (USD LIBOR + 0.730%) due 04/16/26 § ~	215,614	215,397
Countrywide Asset-Backed Certificates
2.544% (USD LIBOR + 0.140%) due 07/25/37 §	285,443	260,077
2.594% (USD LIBOR + 0.190%) due 11/25/37 §	146,874	141,838
2.604% (USD LIBOR + 0.200%) due 09/25/37 §	76,026	63,410
Credit-Based Asset Servicing & Securitization LLC 2.624% (USD LIBOR + 0.220%) due 07/25/37 § ~	331,664 .	225,472
Crown Point CLO Ltd (Cayman) 3.528% (USD LIBOR + 0.940%) due 07/17/28 § ~	200,000	199,085
Freddie Mac Structured Pass-Through Certificates 2.710% (USD LIBOR + 0.140%) due 09/25/31 §	852	844
Home Equity Asset Trust 3.259% (USD LIBOR + 0.855%) due 08/25/34 §	27,154	27,106
Home Equity Mortgage Loan Asset-Backed Trust 2.624% (USD LIBOR + 0.220%) due 04/25/37 §	90,176	71,962
Latitude Management Real Estate Capital Inc 3.384% (USD LIBOR + 0.980%) due 02/22/32 § ~	82,272	82,096
LoanCore Issuer Ltd (Cayman) 3.524% (USD LIBOR + 1.130%) due 05/09/36 § ~	100,000	100,375
Long Beach Mortgage Loan Trust 2.524% (USD LIBOR + 0.120%) due 08/25/36 §	86,783	45,246
Loomis Sayles CLO II Ltd (Cayman) 3.497% (USD LIBOR + 0.900%) due 04/15/28 § ~	280,000	278,603
MidOcean Credit CLO IV (Cayman) 3.397% (USD LIBOR + 0.800%) due 04/15/27 § ~	450,000	448,800
Option One Mortgage Loan Trust 2.544% (USD LIBOR + 0.140%) due 01/25/37 §	78,710	59,226
2.544% (USD LIBOR + 0.140%) due 03/25/37 §	98,919	74,686
Saxon Asset Securities Trust 2.714% (USD LIBOR + 0.310%) due 09/25/47 §	25,420	24,818
Soundview Home Loan Trust 2.604% (USD LIBOR + 0.200%) due 06/25/37 §	75,914	56,879
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/36 ~	96,855	98,022
TICP CLO Ltd (Cayman) 3.432% (USD LIBOR + 0.840%) due 04/20/28 § ~	450,000	446,282

	Principal Amount		Value
Venture CLO Ltd (Cayman) 3.742% (USD LIBOR + 1.150%) due 10/22/31 § ~		$100,000	$99,968

Total Asset-Backed Securities (Cost $3,048,104)			3,042,136

U.S. TREASURY OBLIGATIONS - 95.9%

U.S. Treasury Inflation Protected Securities - 95.9%

0.125% due 04/15/21 ^		690,067	683,760
0.125% due 04/15/22 ^		157,619	156,411
0.125% due 01/15/23 ^		654,308	650,789
0.125% due 07/15/24 ^		21,525	21,496
0.125% due 07/15/26 ^		127,933	127,125
0.250% due 01/15/25 ^		903,064	904,440
0.375% due 07/15/25 ^		2,637,989	2,668,135
0.375% due 01/15/27 ^		687,642	692,696
0.375% due 07/15/27 ^		4,763,741	4,810,165
0.500% due 01/15/28 ^		3,139,110	3,191,859
0.625% due 07/15/21 ^		1,986,470	1,999,160
0.625% due 01/15/24 ^		1,331,788	1,355,384
0.625% due 01/15/26 ^		2,575,799	2,638,684
0.750% due 07/15/28 ^		916,245	955,132
0.750% due 02/15/42 ^		113,094	113,634
0.750% due 02/15/45 ^		227,894	225,773
0.875% due 02/15/47 ^		46,580	47,529
1.000% due 02/15/46 ^		707,503	742,396
1.000% due 02/15/48 ^		1,252,887	1,319,748
1.000% due 02/15/49 ^		152,333	161,318
1.125% due 01/15/21 ^		2,511,652	2,531,566
1.375% due 02/15/44 ^		2,653,506	3,015,395
2.000% due 01/15/26 ^		4,393,086	4,890,201
2.125% due 02/15/40 ^		35,470	45,451
2.125% due 02/15/41 ^		303,402	391,195
2.375% due 01/15/25 ^		2,711,440	3,030,959
2.500% due 01/15/29 ^		211,866	255,012
3.375% due 04/15/32 ^		84,943	116,477
3.875% due 04/15/29 ^		73,061	97,870

			37,839,760

Total U.S. Treasury Obligations (Cost $36,996,146)			37,839,760

FOREIGN GOVERNMENT BONDS & NOTES - 12.5%

Argentina Bonar (Argentina) 52.006% (ARS Deposit + 2.000%) due 04/03/22 §	ARS	32,000	673
Argentina POM Politica Monetaria (Argentina) 61.394% (ARS Reference + 0.000%) due 06/21/20 §		860,000	19,783
Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD	964,813	806,233
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR	100,000	116,972
French Republic Government OAT (France)
1.850% due 07/25/27 ^ ~		111,869	159,212
2.100% due 07/25/23 ^ ~		227,958	295,873
2.250% due 07/25/20 ^ ~		383,091	451,769
Italy Buoni Poliennali Del Tesoro (Italy) 2.350% due 09/15/24 ^ ~		136,717	167,566
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN	493,000	25,984

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 850,000	$675,936
Peruvian Government International (Peru) 5.940% due 02/12/29 ~	PEN 200,000	66,254
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 08/10/28 ^ ~	GBP 402,523	646,343
1.250% due 11/22/27 ^ ~	519,771	893,373
1.875% due 11/22/22 ^ ~	406,394	601,357

Total Foreign Government Bonds & Notes (Cost $4,963,680)		4,927,328

SHORT-TERM INVESTMENTS - 4.9%

Commercial Paper – 2.2%

Bank of Montreal (Canada) 1.781% due 07/31/19	CAD 100,000	76,242
Broadcom Inc 2.876% due 07/16/19 ~	$250,000	249,661
Energy Transfer Partners LP 3.048% due 07/08/19	250,000	249,814
HSBC Bank Canada (Canada) 1.828% due 07/11/19	CAD 100,000	76,317
Royal Bank of Canada (Canada) 1.753% due 07/26/19	100,000	76,261
The Bank of Nova Scotia (Canada) 1.749% due 07/22/19	100,000	76,276
The Toronto-Dominion Bank (Canada) 1.741% due 07/02/19	100,000	76,351

		880,922

	Shares
Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	144,769	144,769

	Principal Amount	Value
U. S. Government Agency Issues - 2.3%

Federal Home Loan Bank 2.221% due 07/31/19	$400,000	$399,270
2.100% due 07/01/19	500,000	500,000

		899,270

Total Short-Term Investments (Cost $1,922,526)		1,924,961

TOTAL INVESTMENTS - 146.1% (Cost $56,720,415)		57,616,935

DERIVATIVES - (0.9%)
(See Notes (b) through (f) in Notes to Schedule of Investments)		(346,892)

OTHER ASSETS & LIABILITIES, NET - (45.2%)		(17,841,595)

NET ASSETS - 100.0%		$39,428,448

Notes to Schedule of Investments

(a)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended June 30, 2019 was $15,948,808 at a weighted average interest rate of 1.299%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	09/19	32	$6,225,155	$6,285,526	$60,371
U.S. Treasury 2-Year Notes	09/19	5	1,068,991	1,075,899	6,908
U.S. Treasury 10-Year Notes	09/19	15	1,918,848	1,919,531	683
U.S. Treasury Long Bonds	09/19	7	1,059,908	1,089,156	29,248

					97,210

Short Futures Outstanding
Australia 3-Year Bonds	09/19	13	1,047,177	1,049,543	(2,366)
Euro-Bobl	09/19	1	152,712	152,872	(160)
Euro-BTP	09/19	7	1,028,329	1,068,988	(40,659)
Euro-BUXL	09/19	2	445,650	461,435	(15,785)
Euro-OAT	09/19	16	2,938,433	2,999,579	(61,146)
Euro-Schatz	09/19	85	10,838,540	10,852,740	(14,200)
Long Gilt	09/19	10	1,644,872	1,654,750	(9,878)
U.S. Treasury 5-Year Notes	09/19	19	2,207,103	2,244,969	(37,866)
U.S. Treasury Ultra 30-Year Bonds	09/19	8	1,409,291	1,420,500	(11,209)

					(193,269)

Total Futures Contracts					($96,059)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	190,553	USD	4,050	07/19	GSC	$349	$—
ARS	47,670	USD	1,065	08/19	DUB	—	(12)
BRL	564,700	USD	147,000	08/19	BRC	—	(428)
BRL	195,738	USD	51,000	08/19	JPM	—	(195)
CAD	100,000	USD	75,208	08/19	RBC	1,231	—
COP	636,858,180	USD	188,570	09/19	JPM	8,556	—
EUR	1,221,000	USD	1,390,206	07/19	GSC	—	(1,333)
EUR	108,000	USD	122,871	07/19	JPM	—	(22)
EUR	581,000	USD	650,840	07/19	JPM	10040	—
GBP	1,982,000	USD	2,510,599	07/19	GSC	6,970	—
IDR	2,904,296,420	USD	198,218	09/19	SCB	5,240	—
NZD	999,000	USD	668,227	07/19	SCB	2,964	—
PEN	145,539	USD	44,069	07/19	DUB	96	—
PEN	69,386	USD	21,014	07/19	JPM	40	—
RUB	12,164,588	USD	185,050	08/19	GSC	6,040	—
USD	9,679	AUD	14,000	07/19	RBS	—	(151)
USD	783,522	AUD	1,130,000	07/19	SCB	—	(9,911)
USD	152,187	CAD	200,000	07/19	GSC	—	(597)
USD	152,302	CAD	200,000	07/19	JPM	—	(526)
USD	75,016	CAD	100,000	07/19	SCB	—	(1,371)
USD	75,207	CAD	100,000	08/19	RBS	—	(1,231)
USD	5,000	COP	16,165,000	09/19	JPM	—	(4)
USD	84,000	COP	270,060,000	09/19	JPM	409	—
USD	109,000	COP	351,852,000	09/19	RBS	92	—
USD	1,977,231	EUR	1,771,000	07/19	GSC	—	(37,260)
USD	35,051	EUR	31,000	07/19	UBS	—	(211)
USD	1,393,757	EUR	1,221,000	08/19	GSC	1,256	—
USD	429,457	GBP	341,000	07/19	GSC	—	(3,687)
USD	476,715	GBP	374,000	07/19	GSC	1,654	—
USD	129,568	GBP	102,000	07/19	JPM	6	—
USD	324,630	GBP	255,000	07/19	RBS	724	—
USD	1,151,884	GBP	910,000	07/19	SCB	—	(4,014)
USD	2,514,439	GBP	1,982,000	08/19	GSC	—	(7,049)
USD	16,000	KRW	18,446,400	09/19	JPM	25	—
USD	175,658	KRW	209,103,494	09/19	SCB	—	(5,435)
USD	33,415	MXN	663,000	08/19	JPM	—	(853)
USD	652,481	NZD	999,000	07/19	GSC	—	(18,710)
USD	668,677	NZD	999,000	08/19	SCB	—	(2,985)
USD	20,964	PEN	69,387	07/19	GSC	—	(89)
USD	43,620	PEN	145,539	07/19	RBC	—	(545)
USD	43,866	PEN	145,539	10/19	DUB	—	(106)
USD	20,919	PEN	69,386	10/19	JPM	—	(45)
USD	102,760	SGD	140,060	09/19	SCB	—	(886)
USD	44,582	TWD	1,399,000	11/19	JPM	—	(881)
USD	156,773	TWD	4,906,091	11/19	SCB	—	(2,660)

Total Forward Foreign Currency Contracts						$45,692	($101,197)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(d) Purchased options outstanding as of June 30, 2019 were as follows:

Options on Futures

Description		Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Euro-Schatz (09/19)		EUR 113.80	8/23/19	EUX	71	EUR 8,079,800	$466	$397
Call - U.S. Treasury 10-Year Notes (09/19)		$145.50	8/23/19	CME	22	$3,201,000	189	—
Call - U.S. Treasury 10-Year Notes (09/19)		146.00	8/23/19	CME	12	1,752,000	103	—
Call - U.S. Treasury 10-Year Notes (09/19)		147.00	8/23/19	CME	3	441,000	26	—
Call - Euro-BTP (09/19)		EUR 153.00	8/23/19	EUX	7	EUR 1,071,000	85	78
Call - Euro-OAT (09/19)		178.00	8/23/19	EUX	18	3,204,000	218	200

							1,087	675

Put - Euro-Bobl (09/19)		129.75	8/23/19	EUX	10	1,297,500	65	55
Put - Euro-Bund (09/19)		155.00	8/23/19	EUX	31	4,805,000	374	344
Put - Euro-Bund (09/19)		159.00	8/23/19	EUX	5	795,000	62	57

							501	456

Total Purchased Options							$1,588	$1,131

(e) Premiums received and value of written options outstanding as of June 30, 2019 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description			Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG 32 5Y			0.900%	08/21/19	MSC	$100,000	$100	($19)
Put - iTraxx Main 31 5Y			0.950%	09/18/19	BRC	EUR 200,000	432	(68)
Put - CDX IG 32 5Y			0.950%	09/18/19	DUB	$100,000	110	(30)
Put - CDX IG 32 5Y			1.000%	09/18/19	DUB	200,000	300	(50)

Total Credit Default Swaptions							$942	($167)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate		Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1 + 4.000%)10]		04/22/24	JPM	$1,900,000	$13,823	($126)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1 + 4.000%)10]		05/16/24	JPM	200,000	1,390	(1)

							15,213	(127)

Floor - U.S. CPI Urban Consumers	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index)-1)]		03/24/20	JPM	700,000	7,910	(1)
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1 + 0.000%)[10] -Final Index/Initial Index]		04/07/20	CIT	1,800,000	15,960	—

							23,870	(1)

Total Inflation Floor/Cap Options							$39,083	($128)

Interest Rate Floor Options

Description		Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - ICE Swap Rate		0.000%	Maximum of [0 - (USD ICE 10y Swap Rate - USD ICE 2y Swap Rate);0]	01/02/20	MSC	$700,000	$543	($54)

Options on Futures

Description		Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (09/19)		$129.00	7/26/19	CME	2	$258,000	$497	($531)
Call - Euro-Bund (09/19)		EUR 169.50	7/26/19	EUX	2	EUR 339,000	2,508	(7,490)
Call - Euro-Bund (09/19)		170.00	7/26/19	EUX	2	340,000	2,411	(6,439)
Call - Euro-BOBL (09/19)		134.50	8/23/19	EUX	6	807,000	2,268	(2,456)

							7,684	(16,916)

Put - Euro-Bund (09/19)		169.50	7/26/19	EUX	2	339,000	2,362	(124)
Put - Euro-Bund (09/19)		170.00	7/26/19	EUX	2	340,000	2,211	(211)
Put - Euro-Schatz (09/19)		112.10	8/23/19	EUX	18	2,017,800	1,597	(716)

							6,170	(1,051)

Total Options on Futures							$13,854	($17,967)

Total Written Options							$54,422	($18,316)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(f) Swap agreements outstanding as of June 30, 2019 were as follows:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	Q	1.000%	12/20/20	ICE	0.173%	EUR 10,000	$146	$153	($7)

Credit Default Swaps on Credit Indices - Buy Protection (4)

Referenced Obligation		Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY32 5Y		Q	5.000%	06/20/24	ICE	$300,000	($23,237)	($22,530)	($707)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation		Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 7		M	0.500%	01/17/47	DUB	$59,730	$649	($1,855)	$2,504
CMBX NA AAA 7		M	0.500%	01/17/47	MSC	39,820	433	(1,237)	1,670

							$1,082	($3,092)	$4,174

Credit Default Swaps on Sovereign Issues - Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	Q	1.000%	12/20/23	BRC	1.002%	$300,000	($60)	$2,693	($2,753)

Total Credit Default Swaps							($22,069)	($22,776)	$707

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.788%	U.S. CPI Urban Consumers	Z / Z	MSC	07/18/26	$100,000	($1,539)	$—	($1,539)
1.805%	U.S. CPI Urban Consumers	Z / Z	MSC	09/20/26	10,000	(125)	—	(125)

						($1,664)	$—	($1,664)

			Exchange
1.535%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/23	EUR 300,000	$9,492	$—	$9,492
2.500%	3-Month USD-LIBOR	S / Q	CME	12/19/23	$120,000	3,882	(305)	4,187
2.750%	3-Month USD-LIBOR	S / Q	LCH	12/19/23	400,000	17,325	(2,706)	20,031
1.849%	3-Month USD-LIBOR	S / Q	CME	02/24/25	500,000	2,705	—	2,705
1.385%	Eurostat Eurozone HICP	Z / Z	LCH	12/15/26	EUR 100,000	3,328	(1,336)	4,664
1.360%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/27	30,000	1,076	(443)	1,519
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$190,000	8,596	338	8,258
1.535%	Eurostat Eurozone HICP	Z / Z	LCH	03/15/28	EUR 40,000	2,372	—	2,372
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	$50,000	2,543	—	2,543
1.620%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/28	EUR 340,000	22,730	21	22,709
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	$500,000	25,892	(288)	26,180
3.593%	GBP Retail Price	Z / Z	LCH	11/15/28	GBP 45,000	492	—	492
2.165%	U.S. CPI Urban Consumers	Z / Z	LCH	04/16/29	$100,000	2,311	—	2,311
3.190%	GBP Retail Price	Z / Z	LCH	04/15/30	GBP 300,000	(13,189)	(18,091)	4,902
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	200,000	954	2,555	(1,601)
3.530%	GBP Retail Price	Z / Z	LCH	10/15/31	50,000	(115)	493	(608)
3.500%	GBP Retail Price	Z / Z	LCH	09/15/33	60,000	(808)	47	(855)
3.579%	GBP Retail Price	Z / Z	LCH	10/15/33	170,000	2,519	—	2,519
3.572%	GBP Retail Price	Z / Z	LCH	05/15/34	60,000	(835)	—	(835)
3.580%	GBP Retail Price	Z / Z	LCH	06/15/39	40,000	174	40	134
3.590%	GBP Retail Price	Z / Z	LCH	06/15/39	40,000	337	—	337
3.600%	GBP Retail Price	Z / Z	LCH	06/15/39	140,000	1,751	(24)	1,775

						93,532	(19,699)	113,231

Total Interest Rate Swaps - Long						$91,868	($19,699)	$111,567

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate / Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.160%	France CPI Ex Tobacco	Z / Z	LCH	08/15/20	EUR 80,000	($766)	$57	($823)
2.027%	U.S. CPI Urban Consumers	Z / Z	LCH	11/23/20	$100,000	(206)	—	(206)
2.021%	U.S. CPI Urban Consumers	Z / Z	LCH	11/25/20	100,000	(191)	—	(191)
1.875%	U.S. CPI Urban Consumers	Z / Z	LCH	03/14/21	3,400,000	(2,349)	—	(2,349)
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	120,000	(2,362)	—	(2,362)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	(1,572)	—	(1,572)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	(3,089)	—	(3,089)
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	(4,794)	—	(4,794)
1.030%	France CPI Ex Tobacco	Z / Z	LCH	03/15/24	EUR 340,000	(3,518)	(171)	(3,347)
1.843%	3-Month USD-LIBOR	S / Q	CME	02/24/25	$500,000	(2,574)	—	(2,574)
2.000%	3-Month USD-LIBOR	S / Q	CME	07/27/26	400,000	(2,507)	5,823	(8,330)
2.400%	3-Month USD-LIBOR	S / Q	CME	12/07/26	400,000	(9,066)	—	(9,066)
1.750%	3-Month USD-LIBOR	S / Q	LCH	12/21/26	340,000	2,456	(2,170)	4,626
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	(8,420)	307	(8,727)
3.100%	3-Month USD-LIBOR	S / Q	CME	04/17/28	$1,590,000	(73,533)	(4,824)	(68,709)
2.765%	3-Month USD-LIBOR	S / Q	CME	07/18/28	150,000	(10,483)	—	(10,483)
3.134%	3-Month USD-LIBOR	S / Q	CME	09/13/28	1,500,000	(67,993)	—	(67,993)
2.000%	U.S. Fed Funds	A / A	LCH	12/15/47	40,000	(355)	(72)	(283)
2.500%	3-Month USD-LIBOR	S / Q	CME	06/20/48	140,000	(8,298)	16,766	(25,064)
2.948%	3-Month USD-LIBOR	S / Q	CME	10/19/48	10,000	(1,596)	—	(1,596)
2.750%	3-Month USD-LIBOR	S / Q	CME	12/19/48	30,000	(3,475)	508	(3,983)
3.000%	3-Month USD-LIBOR	S / Q	CME	12/19/48	300,000	(51,581)	17,921	(69,502)

						($256,272)	$34,145	($290,417)

Total Interest Rate Swaps						($164,404)	$14,446	($178,850)

Total Swap Agreements						($186,473)	($8,330)	($178,143)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,495,227	$—	$1,495,227	$—
	Mortgage-Backed Securities	8,387,523	—	8,387,523	—
	Asset-Backed Securities	3,042,136	—	3,042,136	—
	U.S. Treasury Obligations	37,839,760	—	37,839,760	—
	Foreign Government Bonds & Notes	4,927,328	—	4,927,328	—
	Short-Term Investments	1,924,961	144,769	1,780,192	—
	Derivatives:
	Credit Contracts
	Swaps	4,174	—	4,174	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	45,692	—	45,692	—
	Interest Rate Contracts
	Futures	97,210	97,210	—	—
	Purchased Options	1,131	—	1,131	—
	Swaps	121,756	—	121,756	—

	Total Interest Rate Contracts	220,097	97,210	122,887	—

	Total Assets - Derivatives	269,963	97,210	172,753	—

	Total Assets	57,886,898	241,979	57,644,919	—

Liabilities	Sale-buyback Financing Transactions	(13,469,578)	—	(13,469,578)	—
	Derivatives:
	Credit Contracts
	Written Options	(167)	—	(167)
	Swaps	(3,467)	—	(3,467)	—

	Total Credit Contracts	(3,634)	—	(3,634)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(101,197)	—	(101,197)	—
	Interest Rate Contracts
	Futures	(193,269)	(193,269)	—	—
	Written Options	(18,149)	—	(18,149)	—
	Swaps	(300,606)	—	(300,606)	—

	Total Interest Rate Contracts	(512,024)	(193,269)	(318,755)	—

	Total Liabilities - Derivatives	(616,855)	(193,269)	(423,586)	—

	Total Liabilities	(14,086,433)	(193,269)	(13,893,164)	—

	Total	$43,800,465	$48,710	$43,751,755	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 45.8%

Basic Materials - 1.0%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$250,000	$255,418
ArcelorMittal (Luxembourg)
4.550% due 03/11/26	10,000	10,573
7.000% due 10/15/39	80,000	95,001
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	35,246
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	90,000	107,727
BHP Billiton Finance USA Ltd (Australia) 6.750% due 10/19/75 ~	270,000	308,480
Braskem Finance Ltd (Brazil) 5.750% due 04/15/21 ~	400,000	418,750
Freeport-McMoRan Inc
3.550% due 03/01/22	10,000	10,038
4.000% due 11/14/21	10,000	10,213
5.450% due 03/15/43	170,000	156,400
Glencore Funding LLC (Switzerland)
2.875% due 04/16/20 ~	60,000	60,325
3.875% due 10/27/27 ~	30,000	30,059
4.000% due 03/27/27 ~	260,000	262,669
4.125% due 03/12/24 ~	170,000	176,540
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.530% due 11/15/28 ~	700,000	827,963
Newcrest Finance Pty Ltd (Australia) 4.450% due 11/15/21 ~	500,000	518,677
Nutrien Ltd (Canada) 4.875% due 03/30/20	40,000	40,691
OCP SA (Morocco) 4.500% due 10/22/25 ~	200,000	205,446
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	101,000
SASOL Financing USA LLC (South Africa) 5.875% due 03/27/24	500,000	541,939
Southern Copper Corp (Peru) 6.750% due 04/16/40	360,000	454,389
Syngenta Finance NV (Switzerland) 3.698% due 04/24/20 ~	600,000	604,274
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	48,000	57,900
Yamana Gold Inc (Brazil) 4.625% due 12/15/27	90,000	92,044

		5,381,762

Communications - 4.4%

Altice Financing SA (Luxembourg) 5.250% due 02/15/23 ~	EUR 300,000	351,983
Altice France SA (France)
6.250% due 05/15/24 ~	$600,000	620,250
7.375% due 05/01/26 ~	200,000	205,500
Amazon.com Inc
3.875% due 08/22/37	70,000	77,276
4.050% due 08/22/47	80,000	90,548
4.950% due 12/05/44	60,000	75,474
AT&T Inc
3.000% due 02/15/22	30,000	30,482
3.400% due 05/15/25	200,000	205,657
3.800% due 03/15/22	800,000	829,998
4.350% due 06/15/45	240,000	239,297

	Principal Amount	Value
British Telecommunications PLC (United Kingdom) 9.625% due 12/15/30	$30,000	$45,220
CCO Holdings LLC 5.125% due 05/01/27 ~	130,000	134,922
Charter Communications Operating LLC
3.579% due 07/23/20	2,060,000	2,078,576
4.200% due 03/15/28	60,000	62,353
4.464% due 07/23/22	1,000,000	1,050,832
5.050% due 03/30/29	200,000	220,521
5.375% due 04/01/38	20,000	21,433
5.750% due 04/01/48	10,000	11,071
6.384% due 10/23/35	50,000	58,760
6.834% due 10/23/55	30,000	35,647
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	400,000	492,833
Comcast Corp
3.375% due 08/15/25	20,000	20,923
3.700% due 04/15/24	1,000,000	1,061,566
3.950% due 10/15/25	200,000	215,820
3.999% due 11/01/49	51,000	53,764
4.150% due 10/15/28	330,000	364,033
4.250% due 10/15/30	120,000	133,771
4.700% due 10/15/48	30,000	35,206
5.650% due 06/15/35	20,000	24,966
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	1,500,000	1,513,705
DISH DBS Corp 5.875% due 11/15/24	200,000	190,000
eBay Inc
2.750% due 01/30/23	500,000	502,876
3.800% due 03/09/22	800,000	828,259
Fox Corp
4.030% due 01/25/24 ~	50,000	53,194
4.709% due 01/25/29 ~	80,000	89,319
5.476% due 01/25/39 ~	70,000	82,720
5.576% due 01/25/49 ~	30,000	36,621
NBCUniversal Media LLC 4.375% due 04/01/21	130,000	134,822
Netflix Inc 5.375% due 02/01/21	20,000	20,725
Sprint Capital Corp 8.750% due 03/15/32	160,000	185,600
Sprint Communications Inc 7.000% due 03/01/20 ~	600,000	616,500
Sprint Corp
7.250% due 09/15/21	450,000	479,250
7.875% due 09/15/23	20,000	21,800
Sprint Spectrum Co LLC
3.360% due 03/20/23 ~	112,500	112,781
4.738% due 09/20/29 ~	450,000	468,000
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	150,000	165,444
Telstra Corp Ltd (Australia) 4.800% due 10/12/21 ~	800,000	841,649
The Interpublic Group of Cos Inc 4.000% due 03/15/22	800,000	825,957
Time Warner Cable LLC
4.125% due 02/15/21	770,000	784,386
5.875% due 11/15/40	160,000	173,242
6.550% due 05/01/37	100,000	115,622
7.300% due 07/01/38	60,000	72,862
Time Warner Entertainment Co LP 8.375% due 07/15/33	20,000	26,955
United Group BV (Netherlands) 4.875% due 07/01/24 ~	EUR 600,000	710,397

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	$200,000	$206,062
Verizon Communications Inc
2.625% due 08/15/26	20,000	19,879
3.376% due 02/15/25	1,356,000	1,415,967
3.500% due 11/01/24	80,000	84,116
3.850% due 11/01/42	20,000	20,455
3.875% due 02/08/29	30,000	32,190
4.329% due 09/21/28	165,000	182,617
4.400% due 11/01/34	90,000	99,854
4.500% due 08/10/33	320,000	360,561
5.500% due 03/16/47	30,000	37,938
Vodafone Group PLC (United Kingdom)
3.750% due 01/16/24	1,300,000	1,361,829
4.375% due 05/30/28	220,000	237,799
5.250% due 05/30/48	60,000	66,438
WPP Finance 2010 (United Kingdom) 4.750% due 11/21/21	1,000,000	1,047,967

		23,075,040

Consumer, Cyclical - 3.9%

Daimler Finance North America LLC (Germany)
2.850% due 01/06/22 ~	900,000	904,837
3.350% due 05/04/21 ~	500,000	507,083
3.400% due 02/22/22 ~	1,100,000	1,122,330
Ford Motor Co 4.750% due 01/15/43	10,000	8,721
Ford Motor Credit Co LLC
0.050% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 800,000	891,018
3.200% due 01/15/21	$900,000	902,884
3.753% (USD LIBOR + 1.235%) due 02/15/23 §	300,000	291,369
4.853% (USD LIBOR + 2.550%) due 01/07/21 §	1,000,000	1,018,079
5.085% due 01/07/21	600,000	618,336
5.875% due 08/02/21	200,000	210,900
8.125% due 01/15/20	600,000	617,054
General Motors Co
5.150% due 04/01/38	20,000	19,781
5.950% due 04/01/49	20,000	21,038
6.250% due 10/02/43	40,000	42,604
General Motors Financial Co Inc
0.207% (EUR LIBOR + 0.550%) due 03/26/22 § ~	EUR 700,000	785,767
2.450% due 11/06/20	$480,000	478,425
3.150% due 01/15/20	400,000	400,829
3.200% due 07/13/20	600,000	602,207
4.200% due 03/01/21	400,000	409,005
4.250% due 05/15/23	30,000	31,026
4.350% due 01/17/27	20,000	20,382
5.100% due 01/17/24	800,000	856,052
Harley-Davidson Financial Services Inc 3.550% due 05/21/21 ~	500,000	507,678
Hilton Worldwide Finance LLC 4.875% due 04/01/27	130,000	134,836
Marriott International Inc 4.150% due 12/01/23	800,000	848,222
McDonald’s Corp
3.012% (USD LIBOR + 0.430%) due 10/28/21 §	500,000	500,473
3.500% due 03/01/27	10,000	10,506
3.700% due 01/30/26	130,000	138,257
3.800% due 04/01/28	30,000	32,224
MGM Resorts International 7.750% due 03/15/22	800,000	894,000

	Principal Amount	Value
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	$50,000	$50,688
Newell Brands Inc
3.850% due 04/01/23	30,000	30,468
4.200% due 04/01/26	50,000	49,716
Nissan Motor Acceptance Corp 3.193% (USD LIBOR + 0.890%) due 01/13/22 § ~	1,000,000	1,001,440
Sands China Ltd (Macau) 5.125% due 08/08/25	310,000	333,070
The TJX Cos Inc 2.250% due 09/15/26	20,000	19,634
VOC Escrow Ltd 5.000% due 02/15/28 ~	140,000	142,625
Volkswagen Group of America Finance LLC (Germany)
3.475% (USD LIBOR + 0.940%) due 11/12/21 § ~	800,000	806,700
4.625% due 11/13/25 ~	800,000	869,403
4.750% due 11/13/28 ~	1,000,000	1,088,626
Volkswagen International Finance NV (Germany) 1.239% (EUR LIBOR + 1.550%) due 11/16/24 § ~	EUR 600,000	696,631
Volkswagen Leasing GmbH (Germany) 0.250% due 02/16/21 ~	100,000	114,073
Walmart Inc 3.700% due 06/26/28	$160,000	174,786
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	600,000	603,402
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	500,000	509,579

		20,316,764

Consumer, Non-Cyclical - 6.7%

Abbott Laboratories
3.750% due 11/30/26	88,000	95,185
4.750% due 11/30/36	70,000	83,077
4.900% due 11/30/46	40,000	49,338
AbbVie Inc
2.900% due 11/06/22	900,000	906,280
3.375% due 11/14/21	700,000	711,931
3.600% due 05/14/25	70,000	72,464
Aetna Inc 2.800% due 06/15/23	40,000	40,252
Allergan Funding SCS
3.450% due 03/15/22	80,000	81,687
3.800% due 03/15/25	90,000	93,419
Allergan Sales LLC 5.000% due 12/15/21 ~	700,000	732,031
Altria Group Inc
2.850% due 08/09/22	80,000	80,847
3.490% due 02/14/22	40,000	41,139
3.800% due 02/14/24	60,000	62,560
4.400% due 02/14/26	290,000	310,244
4.800% due 02/14/29	270,000	291,464
5.800% due 02/14/39	90,000	101,217
5.950% due 02/14/49	50,000	56,941
6.200% due 02/14/59	30,000	34,202
Amgen Inc
2.125% due 05/01/20	20,000	19,948
3.625% due 05/22/24	30,000	31,534
4.663% due 06/15/51	11,000	12,053
5.375% due 05/15/43	30,000	34,341
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	110,000	115,790
4.900% due 02/01/46	100,000	111,316

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	$287,000	$296,284
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	300,000	302,431
4.150% due 01/23/25	90,000	97,462
4.750% due 01/23/29	380,000	430,795
Anthem Inc
2.950% due 12/01/22	90,000	91,310
3.125% due 05/15/22	30,000	30,550
3.350% due 12/01/24	40,000	41,387
3.650% due 12/01/27	80,000	83,177
Bacardi Ltd (Bermuda) 4.500% due 01/15/21 ~	600,000	613,910
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22	800,000	802,398
3.557% due 08/15/27	180,000	179,282
4.540% due 08/15/47	170,000	157,780
Bausch Health Americas Inc 9.250% due 04/01/26 ~	20,000	22,426
Bausch Health Cos Inc 7.000% due 03/15/24 ~	80,000	85,208
Baxalta Inc 2.875% due 06/23/20	149,000	149,467
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	600,000	622,069
Becton Dickinson & Co
3.363% due 06/06/24	110,000	113,655
3.700% due 06/06/27	100,000	104,540
3.734% due 12/15/24	50,000	52,455
4.685% due 12/15/44	32,000	35,647
Bristol-Myers Squibb Co
2.600% due 05/16/22 ~	80,000	81,183
2.900% due 07/26/24 ~	150,000	153,392
3.200% due 06/15/26 ~	120,000	124,608
3.400% due 07/26/29 ~	150,000	157,019
Campbell Soup Co
3.300% due 03/15/21	600,000	607,765
3.650% due 03/15/23	800,000	823,872
Celgene Corp
2.250% due 08/15/21	50,000	49,825
2.875% due 02/19/21	500,000	504,041
3.250% due 08/15/22	400,000	411,229
3.550% due 08/15/22	90,000	93,184
3.875% due 08/15/25	50,000	53,602
5.000% due 08/15/45	150,000	178,069
Centene Corp 6.125% due 02/15/24	120,000	125,850
Cigna Corp
3.060% (USD LIBOR + 0.650%) due 09/17/21 § ~	1,200,000	1,200,547
3.193% (USD LIBOR + 0.890%) due 07/15/23 § ~	700,000	699,882
3.750% due 07/15/23 ~	150,000	156,192
4.125% due 11/15/25 ~	40,000	42,514
4.375% due 10/15/28 ~	360,000	388,589
Conagra Brands Inc 3.800% due 10/22/21	800,000	822,225
Constellation Brands Inc
2.250% due 11/06/20	800,000	798,813
4.250% due 05/01/23	30,000	31,930
CVS Health Corp
3.125% due 03/09/20	700,000	702,803
3.700% due 03/09/23	1,050,000	1,084,692
4.100% due 03/25/25	250,000	263,709
4.300% due 03/25/28	690,000	727,832
5.050% due 03/25/48	110,000	117,172
5.125% due 07/20/45	60,000	64,086

	Principal Amount	Value
Danone SA (France) 2.589% due 11/02/23 ~	$200,000	$201,149
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	200,000	222,230
Eli Lilly & Co 3.100% due 05/15/27	20,000	20,899
EMD Finance LLC (Germany) 2.400% due 03/19/20 ~	500,000	499,657
Gilead Sciences Inc
3.650% due 03/01/26	30,000	31,757
3.700% due 04/01/24	80,000	84,875
4.150% due 03/01/47	30,000	31,516
4.750% due 03/01/46	30,000	34,097
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	80,000	81,350
HCA Inc
4.500% due 02/15/27	40,000	42,723
5.875% due 03/15/22	400,000	437,159
7.500% due 02/15/22	80,000	88,400
Humana Inc
3.150% due 12/01/22	50,000	51,057
3.950% due 03/15/27	50,000	51,967
4.625% due 12/01/42	50,000	53,083
4.800% due 03/15/47	20,000	21,816
4.950% due 10/01/44	20,000	22,150
IHS Markit Ltd 5.000% due 11/01/22 ~	900,000	958,050
Japan Tobacco Inc (Japan) 2.000% due 04/13/21 ~	300,000	297,449
Johnson & Johnson 3.625% due 03/03/37	100,000	107,107
Keurig Dr Pepper Inc 4.057% due 05/25/23	1,000,000	1,050,170
Kraft Heinz Foods Co
3.115% (USD LIBOR + 0.570%) due 02/10/21 §	900,000	898,594
3.500% due 06/06/22	800,000	821,526
3.950% due 07/15/25	120,000	124,929
4.000% due 06/15/23	620,000	648,886
Mars Inc
2.700% due 04/01/25 ~	40,000	40,820
3.200% due 04/01/30 ~	40,000	41,576
Medtronic Global Holdings SCA 3.350% due 04/01/27	100,000	106,311
Medtronic Inc 3.500% due 03/15/25	160,000	169,721
Merck & Co Inc 2.750% due 02/10/25	90,000	92,707
Mondelez International Holdings Netherlands BV 2.000% due 10/28/21 ~	900,000	891,604
Mylan NV 2.250% due 11/22/24 ~	EUR 900,000	1,043,722
Pernod Ricard SA (France)
4.250% due 07/15/22 ~	$800,000	839,241
4.450% due 01/15/22 ~	150,000	156,967
5.750% due 04/07/21 ~	750,000	791,976
Philip Morris International Inc
2.500% due 08/22/22	210,000	210,817
2.500% due 11/02/22	80,000	80,326
4.500% due 03/20/42	30,000	32,334
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	600,000	599,242
Reynolds American Inc (United Kingdom)
3.250% due 06/12/20	81,000	81,560
5.850% due 08/15/45	50,000	53,941
6.150% due 09/15/43	30,000	32,725

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
6.875% due 05/01/20	$400,000	$414,018
Takeda Pharmaceutical Co Ltd (Japan)
4.000% due 11/26/21 ~	1,000,000	1,033,428
4.400% due 11/26/23 ~	1,000,000	1,071,704
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	100,000	96,925
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.700% due 07/19/19	80,000	79,780
2.200% due 07/21/21	620,000	590,550
2.800% due 07/21/23	150,000	130,500
United Rentals North America Inc
5.500% due 07/15/25	50,000	52,188
5.875% due 09/15/26	90,000	96,188
UnitedHealth Group Inc
3.750% due 07/15/25	80,000	85,552
3.875% due 12/15/28	120,000	130,690
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	70,000	70,959

		34,946,786

Energy - 2.0%

Anadarko Petroleum Corp
4.850% due 03/15/21	24,000	24,846
5.550% due 03/15/26	190,000	213,626
6.450% due 09/15/36	310,000	381,334
Antero Resources Corp 5.375% due 11/01/21	40,000	39,650
Apache Corp
3.250% due 04/15/22	24,000	24,397
4.250% due 01/15/44	170,000	153,899
4.375% due 10/15/28	20,000	20,908
4.750% due 04/15/43	30,000	29,286
5.100% due 09/01/40	80,000	81,047
Baker Hughes LLC
2.773% due 12/15/22	900,000	909,942
3.200% due 08/15/21	60,000	60,806
BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	800,000	826,929
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	30,000	30,563
BP Capital Markets America Inc
3.119% due 05/04/26	110,000	112,145
3.410% due 02/11/26	150,000	157,237
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	130,000	136,775
3.535% due 11/04/24	40,000	42,201
Chesapeake Energy Corp
6.125% due 02/15/21	20,000	20,400
6.625% due 08/15/20	10,000	10,125
Chevron Corp 2.954% due 05/16/26	80,000	82,603
Cimarex Energy Co 3.900% due 05/15/27	170,000	174,774
Concho Resources Inc
3.750% due 10/01/27	10,000	10,369
4.300% due 08/15/28	180,000	194,341
4.375% due 01/15/25	50,000	51,980
ConocoPhillips 6.500% due 02/01/39	10,000	14,058
Continental Resources Inc
3.800% due 06/01/24	50,000	51,443
4.375% due 01/15/28	40,000	42,181
4.500% due 04/15/23	40,000	42,047

	Principal Amount	Value
Devon Energy Corp
3.250% due 05/15/22	$130,000	$132,462
5.000% due 06/15/45	160,000	183,344
5.850% due 12/15/25	185,000	220,430
Ecopetrol SA (Colombia) 5.875% due 05/28/45	270,000	299,605
Energy Transfer Operating LP
4.500% due 04/15/24	50,000	53,217
4.950% due 06/15/28	40,000	43,750
5.250% due 04/15/29	30,000	33,577
6.250% due 04/15/49	10,000	11,853
Energy Transfer Partners LP 5.875% due 03/01/22	80,000	85,816
Enterprise Products Operating LLC 4.150% due 10/16/28	160,000	173,991
EOG Resources Inc 4.150% due 01/15/26	70,000	76,257
Exxon Mobil Corp
3.043% due 03/01/26	140,000	145,073
4.114% due 03/01/46	50,000	57,546
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	200,000	222,065
Kinder Morgan Energy Partners LP
3.500% due 03/01/21	80,000	81,251
3.950% due 09/01/22	70,000	72,874
Kinder Morgan Inc 4.300% due 03/01/28	110,000	117,876
MPLX LP
4.000% due 03/15/28	50,000	51,947
4.500% due 04/15/38	100,000	101,041
4.700% due 04/15/48	180,000	184,426
4.800% due 02/15/29	100,000	110,178
4.875% due 12/01/24	100,000	108,874
Noble Energy Inc
3.850% due 01/15/28	100,000	102,384
5.250% due 11/15/43	80,000	86,243
Oasis Petroleum Inc 6.875% due 03/15/22	10,000	9,969
Occidental Petroleum Corp
3.000% due 02/15/27	180,000	178,019
4.100% due 02/15/47	120,000	118,553
4.200% due 03/15/48	10,000	10,112
4.400% due 04/15/46	20,000	20,695
4.625% due 06/15/45	50,000	53,446
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	1,075,000	1,143,262
6.900% due 03/19/49	30,000	32,010
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	70,000	60,463
6.875% due 08/04/26	220,000	222,860
Range Resources Corp
4.875% due 05/15/25	10,000	8,825
5.000% due 03/15/23	150,000	141,750
Schlumberger Holdings Corp 3.900% due 05/17/28 ~	40,000	41,603
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	50,000	51,153
4.000% due 05/10/46	50,000	54,904
4.375% due 05/11/45	130,000	149,944
4.550% due 08/12/43	50,000	58,583
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	290,000	310,422
Targa Resources Partners LP
4.250% due 11/15/23	60,000	60,188
5.875% due 04/15/26	40,000	42,550
6.500% due 07/15/27 ~	10,000	10,925
6.875% due 01/15/29 ~	20,000	22,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
The Williams Cos Inc 7.500% due 01/15/31	$190,000	$245,879
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	220,000	280,985
Western Midstream Operating LP 4.650% due 07/01/26	100,000	101,428
Whiting Petroleum Corp 5.750% due 03/15/21	40,000	40,050

		10,166,770

Financial - 21.3%

AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	800,000	823,142
4.450% due 10/01/25	500,000	527,351
4.625% due 07/01/22	800,000	835,537
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	500,000	525,778
Aircastle Ltd 5.125% due 03/15/21	500,000	518,617
Ambac LSNI LLC (Cayman) 7.319% (USD LIBOR + 5.000%) due 02/12/23 § ~	356,182	362,861
American Express Co
3.375% due 05/17/21	1,100,000	1,120,840
3.400% due 02/27/23	700,000	724,881
American Express Credit Corp 2.375% due 05/26/20	80,000	80,042
American Homes 4 Rent LP REIT 4.250% due 02/15/28	100,000	103,677
American International Group Inc 3.750% due 07/10/25	630,000	659,756
American Tower Corp REIT 5.900% due 11/01/21	500,000	538,091
Australia & New Zealand Banking Group Ltd (Australia)
2.985% (USD LIBOR + 0.460%) due 05/17/21 § ~	500,000	501,745
3.300% due 05/17/21	500,000	509,112
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	314,608
Banco Bilbao Vizcaya Argentaria SA (Spain) 8.875% due 04/14/21 ~	EUR 800,000	1,015,408
Banco Santander SA (Spain)
3.848% due 04/12/23	$200,000	207,684
4.379% due 04/12/28	200,000	212,929
Bank of America Corp
3.004% due 12/20/23	155,000	157,868
3.269% (USD LIBOR + 0.790%) due 03/05/24 §	700,000	701,095
3.419% due 12/20/28	203,000	209,220
3.500% due 04/19/26	110,000	115,243
3.550% due 03/05/24	90,000	93,262
3.581% (USD LIBOR + 1.000%) due 04/24/23 §	500,000	504,188
3.593% due 07/21/28	100,000	104,302
3.864% due 07/23/24	500,000	524,759
3.974% due 02/07/30	540,000	578,792
4.000% due 04/01/24	250,000	266,458
4.100% due 07/24/23	500,000	533,726
4.200% due 08/26/24	160,000	170,220
4.250% due 10/22/26	420,000	448,919
4.330% due 03/15/50	30,000	33,537
4.450% due 03/03/26	90,000	97,120
6.100% due 03/17/25	160,000	172,914
6.250% due 09/05/24	60,000	65,411

	Principal Amount	Value
Bank of Montreal (Canada) 3.803% due 12/15/32	$60,000	$60,901
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	600,000	629,130
Barclays Bank PLC (United Kingdom)
2.980% (USD LIBOR + 0.400%) due 10/25/19 §	900,000	900,908
7.625% due 11/21/22	800,000	874,076
Barclays PLC (United Kingdom)
3.684% due 01/10/23	500,000	506,673
3.948% (USD LIBOR + 1.430%) due 02/15/23 §	1,000,000	995,397
4.610% due 02/15/23	700,000	725,752
4.972% due 05/16/29	900,000	960,238
6.500% due 09/15/19	EUR 600,000	690,739
8.000% due 12/15/20	600,000	739,393
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	$120,000	135,049
BNP Paribas SA (France)
4.375% due 03/01/33 ~	450,000	463,765
4.705% due 01/10/25 ~	230,000	247,315
5.198% due 01/10/30 ~	410,000	469,692
Boston Properties LP REIT 4.500% due 12/01/28	500,000	555,306
BPCE SA (France) 4.000% due 09/12/23 ~	850,000	889,675
Capital One Financial Corp 4.250% due 04/30/25	500,000	535,942
Carlyle Finance LLC 5.650% due 09/15/48 ~	150,000	162,980
CBL & Associates LP REIT 5.950% due 12/15/26	1,200,000	828,000
Chubb INA Holdings Inc
2.300% due 11/03/20	50,000	50,023
3.350% due 05/03/26	60,000	62,925
Citibank NA
2.844% due 05/20/22	1,000,000	1,007,967
2.850% due 02/12/21	800,000	806,678
3.650% due 01/23/24	1,600,000	1,682,189
Citigroup Inc
2.750% due 04/25/22	800,000	807,988
4.075% due 04/23/29	150,000	161,158
4.400% due 06/10/25	170,000	181,573
4.450% due 09/29/27	650,000	701,056
5.300% due 05/06/44	102,000	121,406
5.500% due 09/13/25	220,000	249,242
5.950% due 01/30/23	300,000	313,225
5.950% due 05/15/25	1,350,000	1,411,904
6.675% due 09/13/43	70,000	97,152
8.125% due 07/15/39	70,000	112,019
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	70,000	70,534
Cooperatieve Rabobank UA (Netherlands)
3.125% due 04/26/21	400,000	406,369
3.750% due 07/21/26	290,000	296,220
4.625% due 12/01/23	290,000	310,731
5.500% due 06/29/20 ~	EUR 700,000	829,727
6.625% due 06/29/21 ~	400,000	504,500
6.875% due 03/19/20 ~	300,000	358,081
Credit Agricole SA (France) 8.375% due 10/13/19 ~	$300,000	302,400
Credit Suisse Group AG (Switzerland) 3.676% (USD LIBOR + 1.240%) due 06/12/24 § ~	750,000	752,481

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25	$800,000	$835,630
3.800% due 09/15/22	800,000	829,368
3.800% due 06/09/23	800,000	829,907
4.875% due 05/15/45	270,000	316,932
Danske Bank AS (Denmark)
5.000% due 01/12/22 ~	200,000	209,226
5.375% due 01/12/24 ~	200,000	216,224
Deutsche Bank AG (Germany)
3.150% due 01/22/21	600,000	596,003
3.273% (USD LIBOR + 0.970%) due 07/13/20 §	500,000	496,865
3.950% due 02/27/23	500,000	501,856
4.250% due 10/14/21	900,000	912,125
5.000% due 02/14/22	900,000	927,808
Digital Realty Trust LP REIT 4.450% due 07/15/28	500,000	542,624
EPR Properties REIT 5.250% due 07/15/23	400,000	428,310
ERP Operating LP REIT 3.375% due 06/01/25	200,000	209,254
Fifth Third Bancorp 3.650% due 01/25/24	70,000	73,601
GE Capital International Funding Co 2.342% due 11/15/20	1,183,000	1,177,541
GE Capital UK Funding Unlimited Co 5.875% due 11/04/20	GBP 600,000	805,547
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~	$200,000	202,367
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	207,206
HSBC Holdings PLC (United Kingdom)
3.120% (USD LIBOR + 0.600%) due 05/18/21 §	500,000	500,475
3.400% due 03/08/21	1,500,000	1,523,203
3.900% due 05/25/26	200,000	209,463
3.973% due 05/22/30	200,000	208,840
4.583% due 06/19/29	560,000	611,970
6.500% due 03/23/28	390,000	409,180
Industrial & Commercial Bank of China Ltd (China) 3.400% (USD LIBOR + 0.875%) due 11/29/19 § ~	800,000	801,115
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	200,000	221,298
ING Groep NV (Netherlands)
3.150% due 03/29/22	800,000	814,622
4.625% due 01/06/26 ~	700,000	763,783
International Lease Finance Corp 5.875% due 08/15/22	150,000	163,402
Intesa Sanpaolo SPA (Italy)
3.375% due 01/12/23 ~	220,000	219,288
5.017% due 06/26/24 ~	370,000	371,080
Jackson National Life Global Funding
2.375% due 09/15/22 ~ ±	900,000	901,078
3.300% due 06/11/21 ~	400,000	407,245
JPMorgan Chase & Co
2.550% due 10/29/20	1,000,000	1,002,534
2.700% due 05/18/23	1,400,000	1,414,788
3.125% due 01/23/25	500,000	513,803
3.509% due 01/23/29	150,000	156,271
3.514% due 06/18/22	500,000	510,940
3.797% due 07/23/24	500,000	524,664
4.023% due 12/05/24	210,000	223,119
4.125% due 12/15/26	170,000	182,032

	Principal Amount	Value
4.203% due 07/23/29	$170,000	$185,929
4.250% due 10/01/27	120,000	129,934
4.452% due 12/05/29	220,000	244,867
4.950% due 06/01/45	250,000	296,941
JPMorgan Chase Bank NA
2.926% (USD LIBOR + 0.340%) due 04/26/21 §	500,000	500,691
3.086% due 04/26/21	300,000	301,614
KEB Hana Bank (South Korea) 3.375% due 01/30/22 ~	900,000	919,282
Kilroy Realty LP REIT 4.750% due 12/15/28	1,000,000	1,111,590
Kimco Realty Corp REIT 2.700% due 03/01/24	900,000	898,281
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	34,722
Lifestorage LP REIT 3.500% due 07/01/26	800,000	800,353
Lloyds Bank PLC (United Kingdom) 3.300% due 05/07/21	500,000	507,327
Lloyds Banking Group PLC (United Kingdom)
2.769% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	550,698
3.574% due 11/07/28	$200,000	200,066
4.000% due 03/07/25	AUD 900,000	668,703
4.450% due 05/08/25	$500,000	532,459
4.500% due 11/04/24	260,000	272,039
7.625% due 06/27/23 ~	GBP 600,000	831,466
Metropolitan Life Global Funding 3.450% due 12/18/26 ~	$700,000	737,043
Mid-America Apartments LP REIT 4.200% due 06/15/28	700,000	751,975
Mitsubishi UFJ Financial Group Inc (Japan)
2.998% due 02/22/22	80,000	81,260
3.455% due 03/02/23	600,000	617,054
Mizuho Financial Group Inc (Japan) 3.922% due 09/11/24	600,000	628,374
Morgan Stanley
3.095% (USD LIBOR + 0.550%) due 02/10/21 §	500,000	500,676
3.125% due 07/27/26	200,000	203,894
3.737% due 04/24/24	700,000	730,049
3.772% (USD LIBOR + 1.180%) due 01/20/22 §	500,000	505,397
3.772% due 01/24/29	40,000	42,177
4.431% due 01/23/30	160,000	177,274
Nasdaq Inc 3.850% due 06/30/26	800,000	839,111
National Australia Bank Ltd (Australia) 3.625% due 06/20/23	500,000	523,094
National Retail Properties Inc REIT 3.500% due 10/15/27	200,000	204,301
Navient Corp 8.000% due 03/25/20	600,000	622,500
New York Life Global Funding 2.900% due 01/17/24 ~	1,000,000	1,023,840
Oversea-Chinese Banking Corp Ltd (Singapore) 2.975% (USD LIBOR + 0.450%) due 05/17/21 § ~	400,000	400,288
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	50,000	52,905
Regions Bank 3.374% due 08/13/21	500,000	504,321
Reliance Standard Life Global Funding II 2.500% due 01/15/20 ~	30,000	29,988

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Royal Bank of Canada (Canada)
2.150% due 10/26/20	$70,000	$69,966
3.200% due 04/30/21	80,000	81,426
Royal Bank of Scotland Group PLC (United Kingdom)
3.875% due 09/12/23	800,000	821,070
4.269% due 03/22/25	200,000	206,900
5.125% due 05/28/24	720,000	760,395
6.125% due 12/15/22	70,000	75,542
7.500% due 08/10/20	800,000	822,000
8.625% due 08/15/21	600,000	648,150
Santander Holdings USA Inc
4.450% due 12/03/21	1,000,000	1,039,966
4.500% due 07/17/25	130,000	138,404
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	1,100,000	1,102,996
Santander UK PLC
2.375% due 03/16/20	40,000	40,002
3.750% due 11/15/21	1,000,000	1,031,187
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	401,123
Skandinaviska Enskilda Banken AB (Sweden)
2.955% (USD LIBOR + 0.430%) due 05/17/21 § ~	500,000	501,391
3.250% due 05/17/21 ~	500,000	509,112
Societe Generale SA (France) 4.250% due 09/14/23 ~	500,000	526,213
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	120,000	119,510
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	250,000	254,669
Synchrony Bank 3.650% due 05/24/21	500,000	508,324
Teachers Insurance & Annuity Association of America
4.900% due 09/15/44 ~	40,000	46,821
6.850% due 12/16/39 ~	18,000	25,525
The Depository Trust & Clearing Corp 4.875% due 06/15/20 ~	250,000	250,054
The Goldman Sachs Group Inc
3.200% due 02/23/23	60,000	61,424
3.274% (USD LIBOR + 0.750%) due 02/23/23 §	600,000	598,479
3.363% (USD LIBOR + 0.780%) due 10/31/22 §	500,000	500,435
3.500% due 01/23/25	700,000	724,306
3.610% (USD LIBOR + 1.200%) due 09/15/20 §	500,000	505,004
3.688% (USD LIBOR + 1.170%) due 05/15/26 §	1,000,000	986,845
3.750% due 05/22/25	600,000	627,736
3.814% due 04/23/29	200,000	208,449
3.850% due 07/08/24	310,000	325,286
4.223% due 05/01/29	470,000	504,184
4.250% due 10/21/25	470,000	498,811
5.150% due 05/22/45	340,000	389,105
6.250% due 02/01/41	230,000	308,673
The Toronto-Dominion Bank (Canada)
2.500% due 01/18/23 ~	1,200,000	1,213,938
3.250% due 06/11/21	100,000	102,042
3.350% due 10/22/21 ~	500,000	514,704
UBS AG (Switzerland) 3.031% (USD LIBOR + 0.580%) due 06/08/20 § ~	1,200,000	1,206,454
UBS Group Funding Switzerland AG (Switzerland)
2.859% due 08/15/23 ~	200,000	201,934
3.000% due 04/15/21 ~	1,000,000	1,009,227

	Principal Amount	Value
3.491% due 05/23/23 ~	$260,000	$266,606
4.125% due 09/24/25 ~	1,000,000	1,067,487
4.125% due 04/15/26 ~	200,000	213,759
4.253% due 03/23/28 ~	270,000	290,094
7.000% due 01/31/24 ~	250,000	265,491
UniCredit SPA (Italy)
6.572% due 01/14/22 ~	350,000	372,098
7.830% due 12/04/23 ~	1,800,000	2,057,622
VEREIT Operating Partnership LP REIT 3.950% due 08/15/27	200,000	206,271
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22 ~	EUR 600,000	733,345
Visa Inc
3.150% due 12/14/25	$150,000	157,390
4.300% due 12/14/45	100,000	118,374
Washington Prime Group LP REIT 5.950% due 08/15/24	950,000	903,687
WEA Finance LLC REIT (France) 3.750% due 09/17/24 ~	270,000	282,532
Wells Fargo & Co
3.000% due 10/23/26	200,000	202,302
3.450% due 02/13/23	110,000	113,086
3.584% due 05/22/28	100,000	104,537
3.750% due 01/24/24	950,000	999,059
3.813% (USD LIBOR + 1.230%) due 10/31/23 §	2,000,000	2,038,946
4.150% due 01/24/29	130,000	141,676
4.300% due 07/22/27	230,000	248,560
4.400% due 06/14/46	30,000	32,532
4.600% due 04/01/21	80,000	83,031
4.750% due 12/07/46	220,000	250,712
4.900% due 11/17/45	190,000	220,731
5.375% due 11/02/43	80,000	96,817
5.606% due 01/15/44	150,000	187,743
5.875% due 06/15/25	60,000	65,274
Wells Fargo Bank NA 3.625% due 10/22/21	300,000	308,478
Westpac Banking Corp (Australia)
2.300% due 05/26/20	40,000	40,014
2.600% due 11/23/20	50,000	50,246

		111,048,924

Industrial - 2.7%

Aviation Capital Group LLC
2.875% due 01/20/22 ~	500,000	503,590
4.125% due 08/01/25 ~	600,000	624,947
CNH Industrial Capital LLC 4.875% due 04/01/21	400,000	414,816
DAE Funding LLC (United Arab Emirates) 5.750% due 11/15/23 ~	110,000	115,775
Eaton Corp
2.750% due 11/02/22	130,000	131,714
4.150% due 11/02/42	30,000	31,750
GATX Corp
3.285% (USD LIBOR + 0.720%) due 11/05/21 §	1,000,000	996,076
4.750% due 06/15/22	400,000	422,701
4.850% due 06/01/21	290,000	301,114
General Electric Co
3.150% due 09/07/22	77,000	78,014
5.300% due 02/11/21	200,000	207,508
5.500% due 01/08/20	20,000	20,286
5.875% due 01/14/38	40,000	45,359
6.750% due 03/15/32	30,000	37,047
6.875% due 01/10/39	298,000	375,349
John Deere Capital Corp 3.022% (USD LIBOR + 0.550%) due 06/07/23 §	500,000	501,892

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
L3Harris Technologies Inc 5.054% due 04/27/45	$60,000	$70,380
Lockheed Martin Corp
3.100% due 01/15/23	20,000	20,534
3.550% due 01/15/26	70,000	74,445
4.500% due 05/15/36	30,000	34,471
Northrop Grumman Corp
2.930% due 01/15/25	40,000	40,815
3.250% due 01/15/28	280,000	287,546
NTT Finance Corp (Japan) 1.900% due 07/21/21 ~	800,000	793,413
Penske Truck Leasing Co LP
4.125% due 08/01/23 ~	600,000	631,138
4.250% due 01/17/23 ~	800,000	841,660
Raytheon Co 3.125% due 10/15/20	70,000	70,794
Rockwell Collins Inc
2.800% due 03/15/22	500,000	505,270
3.100% due 11/15/21	800,000	810,928
3.200% due 03/15/24	1,000,000	1,029,844
SMBC Aviation Capital Finance DAC (Ireland) 3.000% due 07/15/22 ~	1,100,000	1,113,868
The Boeing Co
2.800% due 03/01/27	30,000	30,193
3.100% due 05/01/26	10,000	10,318
3.200% due 03/01/29	90,000	92,916
4.875% due 02/15/20	170,000	172,534
TTX Co 2.600% due 06/15/20 ~	550,000	550,423
Union Pacific Corp
3.950% due 09/10/28	180,000	197,202
4.500% due 09/10/48	180,000	204,456
United Technologies Corp
3.950% due 08/16/25	60,000	64,727
4.125% due 11/16/28	30,000	32,970
4.500% due 06/01/42	60,000	67,861
Waste Management Inc
3.200% due 06/15/26	30,000	31,228
3.450% due 06/15/29	20,000	21,052
3.500% due 05/15/24	100,000	104,944
4.150% due 07/15/49	50,000	54,984
WRKCo Inc 4.650% due 03/15/26	1,000,000	1,087,963
XPO Logistics Inc 6.500% due 06/15/22 ~	30,000	30,675

		13,887,490

Technology - 1.7%

Activision Blizzard Inc 2.600% due 06/15/22	900,000	907,667
Apple Inc 2.450% due 08/04/26	180,000	179,773
Broadcom Corp
2.650% due 01/15/23	700,000	690,339
3.000% due 01/15/22	700,000	702,959
Broadcom Inc 3.125% due 10/15/22 ~	900,000	905,273
Dell International LLC
4.420% due 06/15/21 ~	500,000	515,088
5.450% due 06/15/23 ~	500,000	539,244
Hewlett Packard Enterprise Co 3.009% (USD LIBOR + 0.720%) due 10/05/21 §	600,000	600,106

	Principal Amount	Value
Intel Corp
3.700% due 07/29/25	$50,000	$53,621
3.734% due 12/08/47	36,000	37,622
International Business Machines Corp 3.000% due 05/15/24	270,000	277,495
Microsoft Corp
2.400% due 08/08/26	490,000	492,533
2.700% due 02/12/25	60,000	61,612
2.875% due 02/06/24	240,000	248,728
3.300% due 02/06/27	240,000	254,528
3.450% due 08/08/36	20,000	21,176
3.950% due 08/08/56	30,000	33,227
NXP BV (Netherlands)
4.625% due 06/01/23 ~	700,000	739,620
4.875% due 03/01/24 ~	800,000	858,376
salesforce.com Inc
3.250% due 04/11/23	80,000	83,055
3.700% due 04/11/28	30,000	32,356
VMware Inc 2.950% due 08/21/22	500,000	504,032

		8,738,430

Utilities - 2.1%

American Electric Power Co Inc 2.150% due 11/13/20	500,000	498,899
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	74,817
Duke Energy Corp
3.028% (USD LIBOR + 0.500%) due 05/14/21 § ~	500,000	501,373
3.150% due 08/15/27	200,000	202,964
3.550% due 09/15/21	800,000	817,860
Duke Energy Ohio Inc 3.650% due 02/01/29	20,000	21,562
Emera US Finance LP (Canada) 2.700% due 06/15/21	800,000	802,785
Entergy Corp 5.125% due 09/15/20	400,000	409,591
FirstEnergy Corp
3.900% due 07/15/27	190,000	199,460
4.250% due 03/15/23	170,000	178,645
7.375% due 11/15/31	590,000	808,046
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	805,166
LG&E & KU Energy LLC 4.375% due 10/01/21	500,000	518,230
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,079,389
NextEra Energy Capital Holdings Inc
3.200% due 02/25/22	900,000	917,239
3.241% (USD LIBOR + 0.720%) due 02/25/22 §	900,000	905,405
Niagara Mohawk Power Corp 4.278% due 12/15/28 ~	1,100,000	1,210,820
Progress Energy Inc 4.400% due 01/15/21	30,000	30,781
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	214,595

		11,197,627

Total Corporate Bonds & Notes (Cost $231,319,318)		238,759,593

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 1.0%

Communications - 0.2%

Altice France SA Term B-12 (France) 6.082% (USD LIBOR + 3.000%) due 01/31/26 §	$255,398	$247,576
Charter Communications Operating LLC Term B 4.330% (USD LIBOR + 2.000%) due 04/30/25 §	160,145	160,123
iHeartCommunications Inc due 05/01/26 ¥	80,000	80,200
Intelsat Jackson Holdings SA Term B-3 (Luxembourg) 6.154% (USD LIBOR + 3.750%) due 11/27/23 §	40,000	39,612
Level 3 Parent LLC Term B 4.652% (USD LIBOR + 2.250%) due 02/22/24 §	200,000	198,604
Univision Communications Inc Term C-5 5.152% (USD LIBOR + 2.750%) due 03/15/24 §	141,716	135,174
UPC Financing Partnership Term AR 4.894% (USD LIBOR + 2.500%) due 01/15/26 §	54,177	54,166
Virgin Media Bristol LLC Term K 4.894% (USD LIBOR + 2.500%) due 01/15/26 §	130,000	129,693
Ziggo BV Term E (Netherlands) 4.894% (USD LIBOR + 2.500%) due 04/15/25 §	109,750	107,700

		1,152,848

Consumer, Cyclical - 0.2%

Alterra Mountain Co Term B 5.402% (USD LIBOR + 3.000%) due 07/31/24 §	79,596	79,384
Boyd Gaming Corp Term B 4.622% (USD LIBOR + 2.250%) due 09/15/23 §	181,017	180,361
Caesars Resort Collection LLC Term B 5.152% (USD LIBOR + 2.750%) due 12/22/24 §	120,622	118,554
CityCenter Holdings LLC Term B 4.652% (USD LIBOR + 2.250%) due 04/18/24 §	33,007	32,936
Michaels Stores Inc Term B 4.903% (USD LIBOR + 2.500%) due 01/28/23 §	107,109	103,761
Panther BF Aggregator 2 LP Term B 5.902% (USD LIBOR + 3.500%) due 04/30/26 §	150,000	148,950
Party City Holdings Inc 4.910% (USD LIBOR + 2.500%) due 08/19/22 §	195,575	194,679
PCI Gaming Authority Term B 5.402% (USD LIBOR + 3.000%) due 05/31/26 §	40,000	40,100
Scientific Games International Inc Term B-5 5.216% (USD LIBOR + 2.750%) due 08/14/24 §	185,688	183,135
Stars Group Holdings BV Term B (Canada) 5.830% (USD LIBOR + 3.500%) due 07/10/25 §	9,249	9,261

	Principal Amount	Value
TKC Holdings Inc 6.160% (USD LIBOR + 3.750%) due 02/01/23 §	$69,819	$68,423

		1,159,544

Consumer, Non-Cyclical - 0.3%

Air Medical Group Holdings Inc Term B 5.644% (USD LIBOR + 3.250%) due 04/28/22 §	306,250	289,242
Albertson’s LLC
Term B-5 5.311% (USD LIBOR + 3.000%) due 12/21/22 §	29,924	29,969
Term B-6 5.402% (USD LIBOR + 3.000%) due 06/22/23 §	139,644	139,721
Atlantic Aviation FBO Inc Term B 6.160% (USD LIBOR + 3.750%) due 12/06/25 §	19,900	20,074
Bausch Health Americas Inc Term B 5.412% (USD LIBOR + 3.000%) due 06/01/25 §	49,038	49,069
Beta Sub LLC due 05/22/26 ¥	60,000	59,925
Change Healthcare Holdings LLC Term B 5.152% (USD LIBOR + 2.750%) due 03/01/24 §	109,407	108,700
MPH Acquisition Holdings LLC Term B 5.080% (USD LIBOR + 3.000%) due 06/07/23 §	196,441	188,297
Phoenix Guarantor Inc Term B 6.921% (USD LIBOR + 4.500%) due 03/05/26 §	101,818	101,458
Post Holdings Inc Term B 4.404% (USD LIBOR + 2.000%) due 05/24/24 §	31,088	30,985
Prime Security Services Borrower LLC Term B 5.152% (USD LIBOR + 2.750%) due 05/02/22 § ¥	159,626	158,756
RegionalCare Hospital Partners Holdings Inc 6.904% (USD LIBOR + 4.500%) due 11/16/25 §	169,424	168,874
VVC Holding Corp Term B 7.045% (USD LIBOR + 4.500%) due 02/11/26 §	159,600	159,550

		1,504,620

Diversified - 0.0%

First Eagle Holdings Inc Term B 5.080% (USD LIBOR + 2.750%) due 12/01/24 §	39,825	39,833

Energy - 0.0%

Blackstone CQP Holdco LP Term B 5.887% (USD LIBOR + 3.500%) due 06/20/24 §	30,000	30,075

Financial - 0.1%

Asurion LLC
Term B-4 5.402% (USD LIBOR + 3.000%) due 08/04/22 §	139,370	139,213
Term B-7 5.402% (USD LIBOR + 3.000%) due 11/03/24 §	89,673	89,589

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Focus Financial Partners LLC Term B 4.902% (USD LIBOR + 2.500%) due 07/03/24 §	$9,950	$9,951
Jane Street Group LLC Term B 5.402% (USD LIBOR + 3.000%) due 08/25/22 §	79,799	79,467
LPL Holdings Inc Term B 4.654% (USD LIBOR + 2.250%) due 09/21/24 §	19,899	19,880
RPI Finance Trust Term B-6 4.402% (USD LIBOR + 2.000%) due 04/17/23 §	29,745	29,809
The Edelman Financial Center LLC Term B 5.644% (USD LIBOR + 3.250%) due 07/19/25 §	59,700	59,653
UFC Holdings LLC Term B 5.660% (USD LIBOR + 3.250%) due 04/29/26 §	100,000	100,045

		527,607

Industrial - 0.1%

Avolon (US) LLC Term B-3 (Ireland) 4.133% (USD LIBOR + 1.750%) due 01/15/25 §	93,709	93,676
Berry Global Inc Term Q 4.412% (USD LIBOR + 2.000%) due 10/01/22 §	63,116	62,767
Reynolds Group Holdings Inc Term B 5.152% (USD LIBOR + 2.750%) due 02/05/23 §	159,285	158,317

		314,760

Technology - 0.1%

Dell International LLC Term B 4.410% (USD LIBOR + 2.000%) due 09/07/23 §	173,841	173,131
Digicert Holdings Inc Term B 6.402% (USD LIBOR + 4.000%) due 10/31/24 § ¥	189,749	189,393
First Data Corp
4.404% (USD LIBOR + 2.000%) due 07/10/22 §	8,346	8,346
4.404% (USD LIBOR + 2.000%) due 04/26/24 §	146,263	146,264
McAfee LLC Term B 6.152% (USD LIBOR + 3.750%) due 09/29/24 §	49,774	49,751

		566,885

Total Senior Loan Notes (Cost $5,350,419)		5,296,172

MORTGAGE-BACKED SECURITIES - 44.5%

Collateralized Mortgage Obligations - Commercial - 2.4%

Ashford Hospitality Trust 3.394% (USD LIBOR + 1.000%) due 05/15/35 § ~	600,000	601,387
BAMLL Re-REMIC Trust 6.006% due 08/10/45 § ~	1,661,137	1,180,128
BBCCRE Trust 4.563% due 08/10/33 § ~	320,000	293,986

	Principal Amount	Value
BX Commercial Mortgage Trust 4.444% (USD LIBOR + 2.050%) due 11/15/35 § ~	$113,697	$114,258
BX Trust 3.314% (USD LIBOR + 0.920%) due 07/15/34 § ~	231,877	231,959
Commercial Mortgage Trust 4.490% due 02/10/48 §	90,000	92,306
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	77,556	52,707
CSMC Trust 4.373% due 09/15/37 ~	830,000	761,052
DBGS Mortgage Trust 3.843% due 04/10/37 ~	900,000	969,474
DBUBS Mortgage Trust 5.512% due 08/10/44 § ~	260,000	273,178
Fannie Mae
3.273% due 01/25/29	140,000	147,748
3.450% due 01/01/29	150,000	160,614
3.555% due 09/25/28 §	280,000	304,002
3.610% due 02/25/31	70,000	76,154
Fannie Mae (IO) 0.361% due 10/25/24 §	10,909,705	180,332
Freddie Mac Multifamily Structured Pass-Through Certificates 3.505% due 03/25/29	170,000	184,628
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.533% due 08/25/19 §	567,699	6
FREMF Mortgage Trust 4.581% (USD LIBOR + 2.150%) due 01/25/26 § ~	359,837	362,612
GE Commercial Mortgage Co 5.677% due 12/10/49 §	180,000	43,635
Government National Mortgage Association (IO)
0.411% due 01/16/53 §	10,901,796	309,820
0.589% due 04/16/47 §	3,901,268	147,148
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	610,291
GS Mortgage Securities Trust
3.203% due 02/10/29 ~	400,000	404,514
3.694% (USD LIBOR + 1.300%) due 09/15/31 § ~	1,120,000	1,101,134
5.622% due 11/10/39	106,451	94,315
JP Morgan Chase Commercial Mortgage Securities Trust
5.438% due 01/15/49 ~	470,000	94,440
5.810% due 02/12/49 §	907,321	657,726
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	57,190	37,483
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/48	1,000,000	1,023,139
Morgan Stanley Capital I Trust
3.516% due 07/13/29 § ~	600,000	610,580
3.560% due 07/13/29 § ~	700,000	711,278
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	198,533	204,344
Wells Fargo Commercial Mortgage Trust (IO) 1.434% due 03/15/50 §	4,740,483	377,070
WFRBS Commercial Mortgage Trust (IO) 1.495% due 03/15/44 § ~	4,009,025	75,835

		12,489,283

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 5.8%

Alternative Loan Trust
2.574% (USD LIBOR + 0.170%) due 07/25/46 §	$312,967	$305,204
2.614% (USD LIBOR + 0.210%) due 05/25/35 §	275,197	264,464
3.943% due 06/25/37 §	122,555	106,518
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,376,564	503,609
Banc of America Funding Trust 4.793% due 05/25/35 §	20,763	22,083
BCAP LLC Trust
4.364% due 03/28/37 § ~	1,649,744	1,614,764
4.935% due 03/26/37 ~	41,111	41,731
Bear Stearns Adjustable Rate Mortgage Trust
4.487% due 08/25/33 §	25,326	25,784
4.808% due 10/25/36 §	8,157	8,037
4.855% due 01/25/35 §	336,006	343,218
Bear Stearns ALT-A Trust
3.987% due 11/25/36 §	50,068	42,025
4.625% due 05/25/35 §	18,092	18,403
Chase Mortgage Finance Trust
4.131% due 09/25/36 §	68,608	64,616
4.791% due 02/25/37 §	233,197	238,796
ChaseFlex Trust 2.554% (USD LIBOR + 0.150%) due 08/25/37 §	409,987	432,639
Chevy Chase Funding LLC
2.654% (USD LIBOR + 0.250%) due 08/25/35 § ~	19,040	19,131
2.962% due 05/25/35 § ~	764,735	604,499
Citigroup Mortgage Loan Trust Inc 4.550% (UST + 2.150%) due 09/25/35 §	10,180	10,455
Countrywide Home Loan Mortgage Pass-Through Trust 3.044% (USD LIBOR + 0.640%) due 03/25/35 §	9,709	9,931
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	49,678	42,129
Downey Saving & Loan Association Mortgage Loan Trust 2.570% (USD LIBOR + 0.180%) due 04/19/47 §	101,370	92,503
Eurosail-UK PLC (United Kingdom) 1.739% (GBP LIBOR + 0.950%) due 06/13/45 § ~	GBP 752,018	947,408
Fannie Mae
2.890% (USD LIBOR + 0.450%) due 09/25/46 §	$614,133	614,595
3.875% (US PRIME - 1.625%) due 11/25/23 §	65,500	63,310
5.500% due 04/25/35	382,645	436,762
Fannie Mae (IO)
3.596% (6.000% - USD LIBOR) due 11/25/45 §	1,757,357	363,304
3.696% (6.100% - USD LIBOR) due 09/25/46 §	1,104,281	173,067
4.000% due 03/25/43	423,506	61,875
4.000% due 04/25/43	1,651,132	231,914
Freddie Mac (IO)
3.500% due 04/15/43	988,284	134,830
3.775% (6.100% - USD LIBOR) due 08/15/44 §	281,725	57,037
4.000% due 04/15/43	415,732	44,805

	Principal Amount	Value
Freddie Mac REMICS
3.000% due 08/15/48	$539,330	$547,486
8.000% due 04/15/30	73,127	85,167
Freddie Mac Structured Agency Credit Risk Debt Notes
5.554% (USD LIBOR + 3.150%) due 07/25/30 §	1,120,000	1,119,905
6.404% (USD LIBOR + 4.000%) due 08/25/24 §	398,252	425,280
GMACM Mortgage Loan Trust 6.000% due 12/25/35	697,006	687,994
Government National Mortgage Association
2.767% (USD LIBOR + 0.300%) due 05/20/68 §	451,529	449,408
3.067% (USD LIBOR + 0.600%) due 07/20/65 §	672,774	672,622
3.267% (USD LIBOR + 0.800%) due 06/20/66 §	751,002	756,944
3.267% (USD LIBOR + 0.800%) due 07/20/66 §	1,201,082	1,207,895
3.629% (USD LIBOR + 0.750%) due 04/20/67 §	745,539	759,366
5.342% due 09/20/66 §	895,743	983,011
Government National Mortgage Association (IO)
3.706% (6.100% - USD LIBOR) due 10/16/46 §	242,278	52,264
3.767% (6.150% - USD LIBOR) due 02/20/46 §	1,536,406	266,429
4.000% due 11/20/44	991,367	151,915
4.500% due 11/16/45	349,737	67,233
Great Hall Mortgages PLC (United Kingdom) 2.532% (USD LIBOR + 0.130%) due 06/18/39 § ~	293,802	286,011
GSR Mortgage Loan Trust
6.000% due 11/25/35	698,495	575,059
6.000% due 07/25/37	351,599	314,017
HarborView Mortgage Loan Trust
2.560% (USD LIBOR + 0.170%) due 12/19/36 §	201,757	187,410
2.564% (USD LIBOR + 0.160%) due 05/25/38 §	345,046	302,322
2.830% (USD LIBOR + 0.440%) due 05/19/35 §	300,334	291,988
4.534% due 08/19/36 §	138,631	130,865
5.004% due 02/25/36 §	64,326	42,520
JP Morgan Mortgage Trust
3.500% due 10/25/48 § ~	2,906,466	2,945,824
4.441% due 07/25/35 §	35,258	35,789
5.750% due 01/25/36	15,663	12,459
Ludgate Funding PLC (United Kingdom) 0.940% (GBP LIBOR + 0.160%) due 01/01/61 § ~	GBP 494,149	588,286
Merrill Lynch Mortgage Investors Trust 4.464% due 11/25/35 §	$376,922	387,430
Morgan Stanley Resecuritization Trust 3.191% (US FED + 0.710%) due 12/27/46 § ~	1,682,276	1,385,424
Nomura Resecuritization Trust 7.487% due 06/26/35 § ~	1,854,144	1,877,217
RBSSP Resecuritization Trust 4.642% due 12/25/35 § ~	117,901	121,593
Reperforming Loan REMIC Trust
2.744% (USD LIBOR + 0.340%) due 06/25/35 § ~	32,335	31,206
2.744% (USD LIBOR + 0.340%) due 01/25/36 § ~	192,707	188,446

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Ripon Mortgages PLC (United Kingdom) 1.604% (GBP LIBOR + 0.800%) due 08/20/56 § ~	GBP 781,267	$992,075
Silverstone Master Issuer PLC (United Kingdom) 3.148% (USD LIBOR + 0.570%) due 01/21/70 § ~	$900,000	900,628
Towd Point Mortgage Funding PLC (United Kingdom) 1.855% (GBP LIBOR + 1.025%) due 10/20/51 § # ~	GBP 1,500,000	1,908,800
WaMu Mortgage Pass-Through Certificates Trust 3.897% due 02/25/37 §	$160,000	155,686
Wells Fargo Mortgage-Backed Securities Trust
4.859% due 04/25/36 §	12,013	12,179
4.959% due 12/25/34 §	15,523	16,139
4.991% due 03/25/36 §	112,631	112,910
5.165% due 04/25/35 §	307,190	317,825

		30,292,473

Fannie Mae - 19.7%

2.310% due 08/01/22	500,000	502,522
2.810% due 04/01/25	30,000	30,898
3.000% due 09/01/21 - 08/01/49	38,094,185	38,376,572
3.090% due 05/01/29	100,000	104,882
3.160% due 05/01/29 - 06/01/29	4,239,961	4,455,074
3.240% due 05/01/29	80,000	84,575
3.260% due 05/01/29	69,945	74,141
3.350% due 05/01/29	10,000	10,635
3.500% due 07/01/34 - 08/01/49	25,643,556	26,241,376
3.704% (US FED + 1.200%) due 10/01/44 §	12,982	13,077
4.000% due 06/01/25 - 06/01/57	25,552,137	26,424,732
4.236% (US FED + 1.927%) due 12/01/36 §	2,681	2,784
4.293% (UST + 2.043%) due 09/01/35 §	40,699	42,820
4.386% (USD LIBOR + 1.512%) due 11/01/32 §	31,976	32,600
4.500% due 06/01/24 - 09/01/57	3,245,451	3,412,665
4.737% (USD LIBOR + 1.737%) due 12/01/35 §	4,900	4,981
4.757% (UST + 2.360%) due 11/01/34 §	30,888	32,758
5.000% due 02/01/25 - 11/01/48	1,097,526	1,163,032
5.500% due 12/01/20 - 08/01/39	1,374,617	1,493,671
6.000% due 02/01/33 - 06/01/40	220,717	248,611

		102,752,406

Freddie Mac - 2.6%

3.000% due 02/01/38 - 02/01/48	2,815,345	2,854,757
3.500% due 10/01/42 - 04/01/49	4,300,305	4,427,090
4.000% due 10/01/46 - 06/01/49	3,941,611	4,082,814
4.101% (USD LIBOR + 1.345%) due 09/01/35 §	5,586	5,778
4.500% due 11/01/44	133,892	144,155
4.578% (USD LIBOR + 1.724%) due 06/01/35 §	50,925	53,559
4.620% (USD LIBOR + 1.870%) due 09/01/35 §	28,028	29,514
4.722% (UST + 2.250%) due 11/01/31 §	2,322	2,447
4.763% (UST + 2.250%) due 04/01/32 §	10,376	10,936
5.000% due 08/01/48 - 01/01/49	1,319,450	1,400,294
5.500% due 03/01/23 - 05/01/40	551,995	607,297
6.000% due 03/01/23	9,095	9,966

		13,628,607

	Principal Amount	Value
Government National Mortgage Association - 14.0%

3.000% due 09/15/42 - 08/20/49	$2,977,266	$3,043,524
3.500% due 03/20/45 - 08/20/49	12,731,295	13,142,697
4.000% due 11/20/47 - 08/20/49	28,284,067	29,316,702
4.500% due 09/20/48 - 08/20/49	14,584,526	15,207,061
5.000% due 10/15/38 - 08/20/49	11,558,401	12,094,734

		72,804,718

Total Mortgage-Backed Securities (Cost $232,759,618)		231,967,487

ASSET-BACKED SECURITIES - 4.9%

Ally Auto Receivables Trust 2.720% due 05/17/21	328,746	328,987
Apex Credit CLO Ltd (Cayman) 3.632% (USD LIBOR + 1.050%) due 10/27/28 § ~	800,000	800,967
Applebee’s Funding LLC 4.194% due 06/07/49 ~	270,000	273,510
Argent Securities Inc
3.224% (USD LIBOR + 0.820%) due 02/25/34 §	646,657	631,990
3.529% (USD LIBOR + 1.125%) due 11/25/34 §	469,638	473,981
Asset-Backed Funding Certificates Trust 3.104% (USD LIBOR + 0.700%) due 06/25/34 §	58,470	58,328
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/25 ~	150,000	154,714
Basic Asset Backed Securities Trust 2.714% (USD LIBOR + 0.310%) due 04/25/36 §	418,012	418,840
Bear Stearns Asset Backed Securities I Trust
2.604% (USD LIBOR + 0.200%) due 12/25/36 §	190,116	190,304
2.644% (USD LIBOR + 0.240%) due 12/25/36 §	1,259,603	1,107,263
3.409% (USD LIBOR + 1.005%) due 06/25/35 §	282,321	283,073
Business Loan Express Business Loan Trust 2.834% (USD LIBOR + 0.430%) due 02/25/31 § ~	104,386	101,448
Chesapeake Funding II LLC (Canada)
2.764% (USD LIBOR + 0.370%) due 08/15/30 § ~	532,391	532,050
3.230% due 08/15/30 ~	532,391	539,549
CIT Mortgage Loan Trust 3.754% (USD LIBOR + 1.350%) due 10/25/37 § ~	512,134	519,306
Citigroup Mortgage Loan Trust
2.574% (USD LIBOR + 0.170%) due 05/25/37 §	119,572	119,292
2.854% (USD LIBOR + 0.450%) due 11/25/45 § ~	451,723	450,246
Community Funding CLO (Cayman) 5.750% due 11/01/27 ~	649,859	684,601
Countrywide Asset-Backed Certificates
2.544% (USD LIBOR + 0.140%) due 07/25/37 §	356,803	325,097
2.804% (USD LIBOR + 0.400%) due 06/25/36 §	500,000	495,992
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	600,000	608,891
Dividend Solar Loans LLC 3.670% due 08/22/39 ~	320,000	319,950

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
First Franklin Mortgage Loan Trust 3.064% (USD LIBOR + 0.660%) due 05/25/36 §	$370,557	$371,319
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	206,850
Gallatin CLO (Cayman) 3.642% (USD LIBOR + 1.050%) due 01/21/28 § ~	500,000	499,544
GM Financial Consumer Automobile Receivables Trust 2.740% due 07/16/21	380,049	380,544
GSAA Home Equity Trust
2.504% (USD LIBOR + 0.100%) due 03/25/37 §	475,026	225,024
6.000% due 08/25/47	473,656	468,018
Home Equity Asset Trust 3.304% (USD LIBOR + 0.900%) due 11/25/34 §	409,160	413,226
Jamestown CLO VIII Ltd (Cayman) 3.467% (USD LIBOR + 0.870%) due 01/15/28 § ~	700,000	697,862
Legacy Mortgage Asset Trust 4.000% due 01/25/59 ~	362,549	369,476
LoanCore Issuer Ltd (Cayman) 3.524% (USD LIBOR + 1.130%) due 05/15/28 § ~	500,000	501,552
Long Beach Mortgage Loan Trust 2.704% (USD LIBOR + 0.300%) due 02/25/36 §	1,057,312	923,664
Mastr Asset Backed Securities Trust 2.624% (USD LIBOR + 0.220%) due 10/25/36 §	673,886	306,974
Merrill Lynch Mortgage Investors Trust 2.564% (USD LIBOR + 0.160%) due 04/25/37 §	431,583	259,861
Monarch Grove CLO (Cayman) 3.460% (USD LIBOR + 0.880%) due 01/25/28 § ~	500,000	497,877
Morgan Stanley Home Equity Loan Trust
2.504% (USD LIBOR + 0.100%) due 12/25/36 §	1,021,789	596,281
2.544% (USD LIBOR + 0.140%) due 12/25/36 §	806,544	473,163
Mountain View CLO Ltd (Cayman) 3.397% (USD LIBOR + 0.800%) due 10/15/26 § ~	551,707	549,750
Navient Private Education Trust 3.420% due 01/15/43 ~	150,000	154,623
Navient Student Loan Trust
2.644% (USD LIBOR + 0.240%) due 03/25/67 § ~	33,381	33,374
3.430% due 12/15/59 ~	1,426,275	1,443,632
3.554% (USD LIBOR + 1.150%) due 07/26/66 § ~	150,000	151,677
Oaktree CLO Ltd (Cayman) 3.812% (USD LIBOR + 1.220%) due 10/20/26 § ~	659,735	660,477
Option One Mortgage Loan Trust 2.534% (USD LIBOR + 0.130%) due 07/25/37 §	978,331	707,336
SBA Small Business Investment Cos
3.113% due 03/10/29	200,000	208,599
3.548% due 09/10/28	294,879	314,386
Securitized Asset-Backed Receivables LLC Trust
2.534% (USD LIBOR + 0.130%) due 05/25/37 §	79,111	61,668
2.544% (USD LIBOR + 0.140%) due 05/25/36 §	181,033	115,687

	Principal Amount	Value
SLM Private Education Loan Trust 5.644% (USD LIBOR + 3.250%) due 05/16/44 § ~	$53,109	$53,436
SLM Student Loan Trust 2.690% (USD LIBOR + 0.110%) due 10/27/25 §	51,344	51,305
SMB Private Education Loan Trust 3.894% (USD LIBOR + 1.500%) due 04/15/32 § ~	550,000	558,312
Sofi Professional Loan Program Trust 2.640% due 08/25/47 ~	339,889	340,723
Structured Asset Investment Loan Trust 3.139% (USD LIBOR + 0.735%) due 08/25/35 §	287,902	289,041
Structured Asset Securities Corp Mortgage Loan Trust 2.854% (USD LIBOR + 0.450%) due 05/25/37 § ~	1,000,000	963,414
United States Small Business Administration 2.980% due 04/01/39	60,000	62,047
Venture XII CLO Ltd (Cayman) 3.321% (USD LIBOR + 0.800%) due 02/28/26 § ~	672,643	670,833
Venture XVI CLO Ltd (Cayman) 3.447% (USD LIBOR + 0.850%) due 01/15/28 § ~	700,000	698,097
Westlake Automobile Receivables Trust 2.980% due 01/18/22 ~	549,076	550,509
Zais CLO 1 Ltd (Cayman) 3.747% (USD LIBOR + 1.150%) due 04/15/28 § ~	500,000	501,069

Total Asset-Backed Securities (Cost $23,792,088)		25,749,609

U.S. TREASURY OBLIGATIONS - 23.8%

U.S. Treasury Bonds - 7.6%

2.875% due 05/15/43	4,700,000	5,023,492
2.875% due 05/15/49 ‡	3,260,000	3,492,339
3.000% due 05/15/42	1,800,000	1,969,629
3.000% due 02/15/48	170,000	185,991
3.000% due 08/15/48	6,300,000	6,900,100
3.125% due 02/15/43	3,500,000	3,900,312
3.625% due 08/15/43	11,800,000	14,233,750
3.750% due 11/15/43	1,500,000	1,845,264
4.250% due 05/15/39	200,000	261,477
4.375% due 05/15/40	1,000,000	1,330,879
4.625% due 02/15/40	400,000	548,851

		39,692,084

U.S. Treasury Inflation Protected Securities - 6.1%

0.125% due 07/15/26 ^	852,888	847,498
0.375% due 07/15/23 ^	2,525,630	2,546,891
0.375% due 01/15/27 ^	952,119	959,118
0.625% due 01/15/26 ^	2,473,627	2,534,018
0.750% due 07/15/28 ^	4,072,200	4,245,031
0.750% due 02/15/42 ^	825,586	829,526
0.750% due 02/15/45 ^	325,563	322,532
0.875% due 01/15/29 ^	11,031,454	11,617,944
0.875% due 02/15/47 ^	1,164,504	1,188,236
1.000% due 02/15/46 ^	895,163	939,312
1.000% due 02/15/48 ^	1,865,340	1,964,886
1.000% due 02/15/49 ^	1,391,304	1,473,367
1.375% due 02/15/44 ^	2,116,226	2,404,840

		31,873,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 10.1%

1.625% due 05/31/23	$2,000,000	$1,991,719
1.750% due 06/30/24	3,020,000	3,017,641
1.875% due 07/31/22 ‡	1,700,000	1,707,271
1.875% due 08/31/22	4,000,000	4,017,109
1.875% due 06/30/26	1,210,000	1,209,976
2.000% due 10/31/22	1,000,000	1,008,574
2.125% due 05/15/22	30,000	30,329
2.125% due 09/30/24	2,100,000	2,134,945
2.250% due 01/31/24	2,000,000	2,042,813
2.250% due 02/15/27	600,000	614,602
2.250% due 08/15/27 ‡	300,000	307,125
2.500% due 01/31/21	560,000	565,830
2.625% due 02/15/29	2,000,000	2,108,164
2.750% due 02/15/24	400,000	417,578
2.875% due 10/31/23 ‡	30,000,000	31,398,633

		52,572,309

Total U.S. Treasury Obligations (Cost $117,968,028)		124,137,592

FOREIGN GOVERNMENT BONDS & NOTES - 5.4%

Abu Dhabi Government International Bond (United Arab Emirates) 2.500% due 10/11/22 ~	200,000	201,761
Argentina POM Politica Monetaria (Argentina) 61.394% (ARS Reference + 0.000%) due 06/21/20 §	ARS 1,230,000	28,294
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21	4,750,000	77,994
Argentine Republic Government International (Argentina)
3.750% due 12/31/38	$250,000	146,878
5.625% due 01/26/22	430,000	363,354
7.500% due 04/22/26	340,000	286,963
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 400,000	467,888
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/21	BRL 5,338,000	1,468,867
Brazilian Government International (Brazil)
4.625% due 01/13/28	$270,000	283,703
5.000% due 01/27/45	400,000	395,754
5.625% due 01/07/41	120,000	128,806
5.625% due 02/21/47	200,000	213,477
China Government (China)
3.310% due 11/30/25 ~	CNY 3,000,000	439,396
3.380% due 11/21/24 ~	500,000	73,958
3.390% due 05/21/25 ~	1,000,000	147,406
Colombia Government (Colombia) 5.625% due 02/26/44	$200,000	237,325
Egypt Government International Bond (Egypt) 5.577% due 02/21/23 ~	200,000	203,658
Indonesia Government (Indonesia)
3.500% due 01/11/28	200,000	201,100
4.875% due 05/05/21 ~	500,000	519,984
5.125% due 01/15/45 ~	200,000	225,703
Israel Government International Bond (Israel) 4.125% due 01/17/48	600,000	658,293
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	700,000	707,314
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 290,322,626	2,795,992

	Principal Amount	Value
Kenya Government International Bond (Kenya) 6.875% due 06/24/24 ~	$200,000	$213,352
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	470,000	501,095
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 30,710,000	1,560,272
7.750% due 11/13/42	44,120,000	2,281,770
Nigeria Government International Bond (Nigeria) 6.500% due 11/28/27 ~	$200,000	200,746
Peru Government Bond (Peru) 6.150% due 08/12/32 ~	PEN 3,000,000	1,000,646
Peruvian Government International (Peru)
5.625% due 11/18/50	$30,000	41,400
5.940% due 02/12/29 ~	PEN 1,300,000	430,654
6.550% due 03/14/37	$100,000	141,501
Province of Ontario (Canada)
1.650% due 09/27/19	200,000	199,665
3.150% due 06/02/22	CAD 900,000	715,533
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	609,299
Qatar Government International Bond (Qatar)
4.500% due 04/23/28 ~	1,000,000	1,120,419
4.817% due 03/14/49 ~	500,000	574,298
Republic of Poland Government International (Poland) 4.000% due 01/22/24	320,000	344,957
Russian Federal (Russia)
6.900% due 05/23/29	RUB 16,050,000	247,210
7.000% due 08/16/23	26,040,000	408,738
7.050% due 01/19/28	60,232,000	940,309
7.650% due 04/10/30	26,100,000	423,473
Spain Government (Spain)
0.600% due 10/31/29 ~	EUR 2,100,000	2,424,866
1.850% due 07/30/35 ~	1,900,000	2,473,462
Tokyo Metropolitan Government (Japan) 2.500% due 06/08/22 ~	$1,000,000	1,010,541

Total Foreign Government Bonds & Notes (Cost $29,027,884)		28,138,074

MUNICIPAL BONDS - 0.5%

City of Chicago IL ‘B’ 5.630% due 01/01/22	270,000	275,924
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	705,000	711,944
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,357,096

Total Municipal Bonds (Cost $2,244,976)		2,344,964

SHORT-TERM INVESTMENTS - 5.6%

Certificates of Deposit - 0.2%

Sumitomo Mitsui Bank 2.540% due 07/29/19	1,320,000	1,320,202

Foreign Government Issues - 3.5%

Japan Treasury Bills (Japan)

(0.170%) due 08/26/19	JPY 790,000,000	7,328,979
(0.164%) due 08/13/19	1,080,000,000	10,018,911
(0.153%) due 08/19/19	90,000,000	834,927

		18,182,817

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	6,554,419	$6,554,419

	Principal Amount

U. S. Government Agency Issues - 0.6%

Federal Home Loan Bank
2.407% due 08/01/19	$1,080,000	1,077,954
2.412% due 08/07/19	120,000	119,729
2.413% due 07/19/19	740,000	739,190
2.431% due 07/08/19	520,000	519,778
2.461% due 09/27/19	420,000	417,793
2.539% due 07/10/19	440,000	439,759

		3,314,203

Total Short-Term Investments (Cost $29,139,500)		29,371,641

TOTAL INVESTMENTS - 131.5% (Cost $671,601,831)		685,765,132

TOTAL SECURITIES SOLD SHORT - (1.8%) (See Note (c) in Notes to Schedule of Investments) (Proceeds $9,585,117)		(9,597,495)

DERIVATIVES - (0.1%) (See Notes (d) through (h) in Notes to Schedule of Investments)		(425,648)

OTHER ASSETS & LIABILITIES, NET - (29.6%)		(154,064,022)

NET ASSETS - 100.0%		$521,677,967

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)

The average amount of borrowings by the Fund on reverse repurchase agreements during the three-month period ended June 30, 2019 was $2,679,800 at a weighted average interest rate of 2.523%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended June 30, 2019 was $22,552,566 at a weighted average interest rate of 2.519%.

(b)	A reverse repurchase agreement outstanding as of June 30, 2019 was as follows:

Counterparty	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BOA	U S Treasury Note 2.875% due 05/15/49	2.550%	06/19/19	07/03/19	($3,106,077)	$3,103,000	($3,103,000)

(c)	Securities sold short outstanding as of June 30, 2019 were as follows:

Description	Principal Amount	Value

Mortgage-Backed Securities - (1.8%)

Fannie Mae
4.000% due 07/15/49	$3,900,000	($3,720,164)
4.500% due 08/13/49	3,400,000	(3,552,004)
5.000% due 07/15/49	2,700,000	(2,325,327)

Total Securities Sold Short (Proceeds $9,585,117)		($9,597,495)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(d)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation Depreciation
AUD FX	09/19	29	$2,022,473	$2,040,440	$17,967
CAD FX	09/19	49	3,695,936	3,751,195	55,259
EUR FX	09/19	104	14,829,883	14,880,450	50,567
Euro-Bobl	09/19	7	1,065,654	1,070,102	4,448
Euro-BTP	09/19	23	3,375,889	3,512,389	136,500
Euro-Bund	09/19	19	3,685,542	3,732,031	46,489
Eurodollar	12/19	104	25,338,431	25,503,400	164,969
Eurodollar	03/20	8	1,953,914	1,965,800	11,886
Eurodollar	06/20	57	13,932,756	14,019,150	86,394
Eurodollar	03/21	22	5,363,466	5,415,850	52,384
JPY FX	09/19	4	464,211	466,550	2,339
MXN FX	09/19	152	3,867,598	3,910,960	43,362
RUB FX	09/19	11	424,690	430,650	5,960
U.S. Treasury 2-Year Notes	09/19	95	20,367,828	20,442,070	74,242
U.S. Treasury 5-Year Notes	09/19	1,367	159,263,135	161,519,594	2,256,459
U.S. Treasury 10-Year Notes	09/19	355	44,726,209	45,428,906	702,697
U.S. Treasury Long Bonds	09/19	318	47,967,244	49,478,813	1,511,569
U.S. Ultra Long Bonds	09/19	78	13,441,698	13,849,875	408,177

					5,631,668

Short Futures Outstanding
30-Day U.S. Fed Funds	07/19	25	10,171,078	10,171,126	(48)
30-Day U.S. Fed Funds	08/19	11	4,487,984	4,489,963	(1,979)
30-Day U.S. Fed Funds	01/20	30	12,239,651	12,294,108	(54,457)
Australia 3-Year Bonds	09/19	17	1,369,386	1,372,479	(3,093)
Australia 10-Year Bonds	09/19	161	16,138,287	16,236,781	(98,494)
Canada 10-Year Bonds	09/19	21	2,260,509	2,292,032	(31,523)
Euro-Bund	09/19	131	25,359,440	25,731,371	(371,931)
Euro-BUXL	09/19	24	5,352,190	5,537,223	(185,033)
Eurodollar	07/19	5	1,221,202	1,222,125	(923)
Eurodollar	06/21	37	9,068,997	9,105,700	(36,703)
Euro-OAT	09/19	151	27,753,305	28,308,529	(555,224)
Euro-Schatz	09/19	2	254,845	255,359	(514)
GBP FX	09/19	10	798,726	796,813	1,913
Japan 10-Year Bonds	09/19	3	4,270,626	4,280,944	(10,318)
Long Gilt	09/19	29	4,762,978	4,798,776	(35,798)
U.S. Treasury 10-Year Notes	09/19	661	82,824,346	84,587,344	(1,762,998)
U.S. Treasury Long Bonds	09/19	38	5,712,713	5,912,563	(199,850)

					(3,346,973)

Total Futures Contracts					$2,284,695

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	19,790,000	USD	402,522	09/19	JPM	$6,876	$—
AUD	548,000	USD	376,696	07/19	BRC	8,084	—
BRL	2,800,000	USD	709,741	07/19	BRC	16,236	—
BRL	6,289,322	USD	1,612,012	07/19	CIT	22,901	—
BRL	890,000	USD	228,080	07/19	JPM	5,161	—
BRL	3,160,950	USD	780,000	08/19	CIT	38,279	—
CAD	2,240,762	USD	1,687,143	07/19	BRC	24,745	—
CAD	4,593,000	USD	3,407,240	07/19	HSB	100,415	—
CAD	3,511,000	USD	2,624,561	07/19	JPM	56,775	—
CAD	2,922,000	USD	2,180,376	07/19	SCB	51,143	—
CNH	11,614,807	USD	1,686,801	07/19	BRC	3,636	—
CNH	758,629	USD	109,391	09/19	BNP	986	—
CNY	23,561	USD	3,504	07/19	BRC	—	(72)
CNY	23,561	USD	3,420	10/19	BRC	8	—
EUR	300,000	USD	340,397	07/19	CIT	1,286	—
EUR	13,320,000	USD	15,158,693	07/19	DUB	—	(7,350)
GBP	880,000	USD	1,156,874	07/19	BRC	—	(38,217)
GBP	170,000	USD	220,580	07/19	CIT	—	(4,476)
GBP	1,645,000	USD	2,090,846	08/19	BRC	3,063	—
GBP	2,169,000	USD	2,837,716	08/19	JPM	—	(76,810)
GBP	4,639,000	USD	5,885,221	08/19	RBS	19,731	—
IDR	27,264,208,083	USD	1,886,535	07/19	CIT	39,146	—
IDR	3,989,178,635	USD	279,061	07/19	JPM	2,696	—
IDR	31,253,386,718	USD	2,176,268	10/19	BRC	5,064	—
INR	110,406,272	USD	1,565,780	07/19	BRC	30,473	—
INR	103,090,302	USD	1,466,747	10/19	BRC	6,815	—
JPY	282,313,986	USD	2,620,000	07/19	BNP	—	(869)
JPY	43,321,000	USD	394,778	07/19	CIT	7,641	—
JPY	199,304,385	USD	1,850,000	07/19	JPM	—	(832)
JPY	188,340,890	USD	1,744,000	07/19	UBS	3,308	—
JPY	470,800,000	USD	4,384,789	08/19	HSB	—	(2,035)
JPY	437,600,000	USD	4,039,397	08/19	SCB	34,293	—
JPY	580,000,000	USD	5,396,860	08/19	UBS	2,455	—
MXN	3,000,000	USD	155,632	07/19	CIT	169	—
MXN	17,105,000	USD	872,646	08/19	BRC	11,441	—
MXN	76,952,000	USD	3,908,474	08/19	JPM	68,860	—
PEN	1,722,411	USD	520,570	07/19	DUB	2,061	—
PEN	1,722,411	USD	519,283	10/19	JPM	1,116	—
PHP	172,621,000	USD	3,250,335	07/19	JPM	116,598	—
RUB	38,610,000	USD	580,912	07/19	BRC	28,197	—
RUB	31,665,199	USD	479,739	07/19	CIT	19,809	—
TWD	807,700	USD	26,265	07/19	BRC	—	(189)
TWD	807,700	USD	26,199	10/19	JPM	12	—
USD	248,636	ARS	12,339,822	07/19	JPM	—	(33,076)
USD	6,946	AUD	10,003	07/19	BRC	—	(81)
USD	1,802,095	AUD	2,533,118	07/19	CIT	22,485	—
USD	1,762,029	AUD	2,531,000	07/19	HSB	—	(15,119)
USD	1,375	AUD	2,001	07/19	JPM	—	(31)
USD	2,988,182	CAD	3,980,000	07/19	HSB	—	(51,327)
USD	2,873,453	CAD	3,853,414	07/19	JPM	—	(69,382)
USD	2,102,876	CAD	2,819,000	07/19	RBS	—	(49,982)
USD	1,075,286	CAD	1,433,000	07/19	SCB	—	(19,090)
USD	1,723,572	CNH	11,614,807	07/19	JPM	33,135	—
USD	109,410	CNH	758,629	09/19	CIT	—	(967)
USD	1,685,626	CNH	11,614,807	10/19	BRC	—	(3,354)
USD	3,429	CNY	23,561	07/19	BRC	—	(3)
USD	992,438	EUR	880,000	07/19	BNP	—	(10,606)
USD	16,416,447	EUR	14,474,128	07/19	BRC	—	(68,164)
USD	449,336	EUR	400,000	07/19	CIT	—	(6,242)
USD	9,836,383	EUR	8,795,000	07/19	HSB	—	(167,826)
USD	2,641,328	EUR	2,356,000	07/19	JPM	—	(38,594)
USD	1,674,331	EUR	1,470,000	07/19	UBS	2,224	—
USD	15,197,734	EUR	13,320,000	08/19	DUB	6,815	—
USD	7,498,119	GBP	5,822,000	08/19	JPM	87,335	—
USD	1,215,191	GBP	956,000	08/19	RBS	—	(1,695)
USD	4,771,884	GBP	3,721,000	08/19	SCB	35,448	—
USD	4,075,788	GBP	3,163,000	08/19	UBS	49,627	—
USD	2,202,960	IDR	31,253,386,718	07/19	BRC	—	(4,479)
USD	1,588,197	INR	110,406,272	07/19	BRC	—	(8,057)
USD	3,661,387	JPY	405,242,363	07/19	CIT	—	(103,005)
USD	4,369,155	JPY	470,800,000	07/19	HSB	1,370	—
USD	157,168	JPY	17,000,000	07/19	JPM	—	(749)
USD	293,639	JPY	32,000,000	08/19	BRC	—	(4,338)
USD	4,483,509	JPY	488,100,000	08/19	RBS	—	(60,294)
USD	9,916,906	JPY	1,080,000,000	08/19	SCB	—	(135,578)
USD	7,806,412	JPY	848,000,000	08/19	UBS	—	(93,594)
USD	4,701,522	MXN	91,282,632	07/19	CIT	—	(39,133)
USD	2,687,039	MXN	53,295,072	08/19	HSB	—	(67,565)
USD	2,053,181	MXN	40,761,928	08/19	RBS	—	(53,637)
USD	521,627	PEN	1,722,411	07/19	JPM	—	(1,005)
USD	1,489,053	PHP	77,679,450	07/19	BRC	—	(28,039)
USD	1,815,569	PHP	94,941,550	07/19	DUB	—	(34,271)
USD	1,322,352	PHP	69,040,000	08/19	BRC	—	(22,127)
USD	317,699	PHP	16,361,489	10/19	JPM	132	—
USD	646,807	RUB	41,414,031	07/19	CIT	—	(6,537)
USD	428,857	RUB	27,077,576	07/19	JPM	1,683	—
USD	26,097	TWD	807,700	07/19	BRC	21	—

Total Forward Foreign Currency Contracts						$979,754	($1,328,797)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(f) Purchased options outstanding as of June 30, 2019 were as follows:

Foreign Currency Options

Description		Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD		CNH 6.94	08/30/19	BNP	$740,000	$7,770	$4,327

Put - EUR versus USD		$1.12	07/24/19	BRC	950,000	10,782	12,194
Put - EUR versus USD		1.13	07/24/19	BNP	1,960,000	21,123	25,157

						31,905	37,351

Total Foreign Currency Options						$39,675	$41,678

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR-FX (07/19)	$1.13	07/05/19	CME	2	$281,250	$1,555	$4,950
Call - EUR-FX (07/19)	1.13	07/05/19	CME	5	706,250	4,337	9,375
Call - CAD-FX (07/19)	75.00	07/05/19	CME	2	150,000	985	3,120
Call - U.S. Treasury 10-Year Notes (08/19)	127.75	07/26/19	CME	4	511,000	2,366	3,000
Call - U.S. Treasury 10-Year Notes (08/19)	128.00	07/26/19	CME	3	384,000	1,724	1,828
Call - U.S. Treasury 10-Year Notes (08/19)	134.00	07/26/19	CME	270	36,180,000	8,905	—
Call - U.S. Treasury 10-Year Notes (08/19)	134.50	07/26/19	CME	47	6,321,500	1,550	—
Call - U.S. Treasury 30-Year Bonds (08/19)	155.50	07/26/19	CME	1	155,500	1,299	1,265
Call - Euro-Bund (08/19)	EUR 178.00	07/26/19	CME	127	EUR 22,606,000	4,428	2,810
Call - AUD-FX (08/19)	$69.00	08/09/19	CME	2	$138,000	1,445	3,220
Call - U.S. Treasury 10-Year Notes (09/19)	138.50	08/23/19	CME	200	27,700,000	3,471	—
Call - U.S. Treasury 30-Year Bonds (09/19)	194.00	08/23/19	CME	77	14,938,000	662	—
Call - U.S. Treasury 30-Year Bonds (09/19)	195.00	08/23/19	CME	72	14,040,000	619	—

						$33,346	$29,568

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - U.S. Treasury 2-Year Notes (08/19)	$105.50	07/26/19	CME	35	$7,385,000	$1,154	$—
Put - U.S. Treasury 5-Year Notes (08/19)	111.75	07/26/19	CME	260	29,055,000	4,512	—
Put - U.S. Treasury 5-Year Notes (08/19)	113.50	07/26/19	CME	636	72,186,000	16,007	4,969
Put - U.S. Treasury 5-Year Notes (08/19)	114.25	07/26/19	CME	18	2,056,500	312	141
Put - U.S. Treasury 5-Year Notes (08/19)	114.50	07/26/19	CME	18	2,061,000	312	141
Put - U.S. Treasury 10-Year Notes (08/19)	128.00	07/26/19	CME	1	128,000	627	640
Put - U.S. Treasury 30-Year Bonds (08/19)	135.00	07/26/19	CME	165	22,275,000	5,442	—
Put - U.S. Treasury 30-Year Bonds (08/19)	137.00	07/26/19	CME	2	274,000	66	—
Put - U.S. Treasury 30-Year Bonds (08/19)	155.50	07/26/19	CME	1	155,500	1,189	1,172
Put - U.S. Treasury 5-Year Notes (09/19)	106.25	08/23/19	CME	68	7,225,000	585	—
Put - U.S. Treasury 5-Year Notes (09/19)	106.50	08/23/19	CME	136	14,484,000	1,170	—
Put - U.S. Treasury 5-Year Notes (09/19)	106.75	08/23/19	CME	75	8,006,250	645	—
Put - U.S. Treasury 10-Year Notes (09/19)	110.00	08/23/19	CME	93	10,230,000	800	—
Put - U.S. Treasury 10-Year Notes (09/19)	110.50	08/23/19	CME	72	7,956,000	619	—
Put - U.S. Treasury 10-Year Notes (09/19)	111.00	08/23/19	CME	53	5,883,000	456	—

						33,896	7,063

Total Options on Futures						$67,242	$36,631

Total Purchased Options						$106,917	$78,309

(g) Premiums received and value of written options outstanding as of June 30, 2019 were as follows:

Foreign Currency Options

Description		Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD		CNH 7.13	08/30/19	BNP	$1,480,000	$5,254	($2,757)

Put - BRL versus USD		BRL 3.95	08/28/19	CIT	2,090,000	30,692	(77,286)

Total Foreign Currency Options						$35,946	($80,043)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	$600,000	$7,740	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - AUD-FX (07/19)	$70.00	07/05/19	CME	1	$70,000	$417	($540)
Call - CAD-FX (07/19)	75.50	07/05/19	CME	2	151,000	575	(2,160)
Call - U.S. Treasury 10-Year Notes (07/19)	128.25	07/05/19	CME	1	128,250	248	(266)
Call - U.S. Treasury 5-Year Notes (08/19)	118.00	07/26/19	CME	6	708,000	2,661	(2,906)
Call - U.S. Treasury 5-Year Notes (08/19)	118.25	07/26/19	CME	7	827,750	1,847	(2,570)
Call - U.S. Treasury 5-Year Notes (08/19)	118.50	07/26/19	CME	7	829,500	2,394	(1,859)
Call - U.S. Treasury 5-Year Notes (08/19)	118.75	07/26/19	CME	7	831,250	1,980	(1,313)
Call - U.S. Treasury 10-Year Notes (08/19)	128.50	07/26/19	CME	2	257,000	747	(813)
Call - U.S. Treasury 10-Year Notes (08/19)	128.75	07/26/19	CME	3	386,250	1,026	(984)
Call - U.S. Treasury 10-Year Notes (08/19)	129.00	07/26/19	CME	13	1,677,000	4,696	(3,453)
Call - U.S. Treasury 10-Year Notes (08/19)	129.50	07/26/19	CME	2	259,000	528	(313)
Call - U.S. Treasury 30-Year Bonds (08/19)	154.00	07/26/19	CME	4	616,000	5,056	(8,625)
Call - U.S. Treasury 30-Year Bonds (08/19)	155.00	07/26/19	CME	3	465,000	3,104	(4,594)
Call - U.S. Treasury 30-Year Bonds (08/19)	156.00	07/26/19	CME	8	1,248,000	7,611	(8,250)
Call - U.S. Treasury 30-Year Bonds (08/19)	158.00	07/26/19	CME	1	158,000	342	(406)
Call - EUR-FX (08/19)	1.15	08/09/19	CME	2	287,500	1,183	(1,650)
Call - U.S. Treasury 5-Year Notes (09/19)	119.00	08/23/19	CME	5	595,000	1,437	(1,289)
Call - U.S. Treasury 10-Year Notes (09/19)	126.00	08/23/19	CME	6	756,000	2,333	(13,125)
Call - U.S. Treasury 10-Year Notes (09/19)	127.00	08/23/19	CME	4	508,000	1,806	(5,687)
Call - U.S. Treasury 10-Year Notes (09/19)	127.50	08/23/19	CME	4	510,000	1,462	(4,500)
Call - U.S. Treasury 10-Year Notes (09/19)	129.00	08/23/19	CME	8	1,032,000	3,908	(3,875)
Call - U.S. Treasury 10-Year Notes (09/19)	131.00	08/23/19	CME	6	786,000	1,490	(938)
Call - U.S. Treasury 30-Year Bonds (09/19)	153.00	08/23/19	CME	3	459,000	2,714	(9,984)
Call - U.S. Treasury 30-Year Bonds (09/19)	156.00	08/23/19	CME	4	624,000	5,649	(6,312)
Call - Euro-Bund (09/19)	EUR 172.50	08/23/19	CME	2	EUR 345,000	2,260	(2,842)
Call - CAD-FX (09/19)	$76.00	09/06/19	CME	1	$76,000	297	(1,040)

						57,771	(90,294)

Put - U.S. Treasury 5-Year Notes (08/19)	117.00	07/26/19	CME	13	1,521,000	2,946	(813)
Put - U.S. Treasury 5-Year Notes (08/19)	117.25	07/26/19	CME	16	1,876,000	3,925	(1,500)
Put - U.S. Treasury 5-Year Notes (08/19)	117.50	07/26/19	CME	7	822,500	2,449	(1,039)
Put - U.S. Treasury 5-Year Notes (08/19)	117.75	07/26/19	CME	3	353,250	651	(680)
Put - U.S. Treasury 10-Year Notes (08/19)	125.00	07/26/19	CME	2	250,000	278	(63)
Put - U.S. Treasury 10-Year Notes (08/19)	126.00	07/26/19	CME	8	1,008,000	2,846	(625)
Put - U.S. Treasury 10-Year Notes (08/19)	126.50	07/26/19	CME	7	885,500	3,004	(984)
Put - U.S. Treasury 10-Year Notes (08/19)	127.00	07/26/19	CME	11	1,397,000	3,622	(2,750)
Put - U.S. Treasury 10-Year Notes (08/19)	127.25	07/26/19	CME	2	254,500	715	(656)
Put - U.S. Treasury 10-Year Notes (08/19)	127.50	07/26/19	CME	1	127,500	420	(422)
Put - U.S. Treasury 30-Year Bonds (08/19)	150.00	07/26/19	CME	1	150,000	342	(78)
Put - U.S. Treasury 30-Year Bonds (08/19)	152.00	07/26/19	CME	3	456,000	2,370	(563)
Put - U.S. Treasury 30-Year Bonds (08/19)	153.00	07/26/19	CME	3	459,000	2,354	(984)
Put - U.S. Treasury 30-Year Bonds (08/19)	154.00	07/26/19	CME	3	462,000	2,057	(1,687)
Put - U.S. Treasury 30-Year Bonds (08/19)	155.00	07/26/19	CME	2	310,000	2,090	(1,875)
Put - U.S. Treasury 5-Year Notes (09/19)	116.00	08/23/19	CME	9	1,044,000	3,461	(492)
Put - U.S. Treasury 5-Year Notes (09/19)	117.25	08/23/19	CME	18	2,110,500	7,188	(3,656)
Put - U.S. Treasury 10-Year Notes (09/19)	123.50	08/23/19	CME	4	494,000	1,056	(250)
Put - U.S. Treasury 10-Year Notes (09/19)	124.00	08/23/19	CME	1	124,000	483	(63)
Put - U.S. Treasury 10-Year Notes (09/19)	125.00	08/23/19	CME	7	875,000	2,410	(766)
Put - U.S. Treasury 10-Year Notes (09/19)	125.50	08/23/19	CME	3	376,500	1,776	(422)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - U.S. Treasury 10-Year Notes (09/19)	$126.00	08/23/19	CME	7	$882,000	$2,660	($1,531)
Put - U.S. Treasury 10-Year Notes (09/19)	126.50	08/23/19	CME	60	7,590,000	34,974	(18,750)
Put - U.S. Treasury 10-Year Notes (09/19)	127.00	08/23/19	CME	59	7,493,000	28,320	(26,734)
Put - U.S. Treasury 10-Year Notes (09/19)	127.50	08/23/19	CME	3	382,500	1,776	(1,969)
Put - U.S. Treasury 30-Year Bonds (09/19)	151.00	08/23/19	CME	2	302,000	1,746	(719)
Put - U.S. Treasury 30-Year Bonds (09/19)	153.00	08/23/19	CME	2	306,000	1,371	(1,469)
Put - Euro-Bund (09/19)	EUR 170.00	08/23/19	CME	4	EUR 680,000	1,699	(1,295)
Put - Euro-Bund (09/19)	170.50	08/23/19	CME	4	682,000	1,791	(1,717)

						120,780	(74,552)

Total Options on Futures						$178,551	($164,846)

Total Written Options						$222,237	($244,889)

(h)	Swap agreements outstanding as of June 30, 2019 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 6/30/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Government	Q	1.000%	09/20/19	HSB	0.419%	$1,800,000	$2,972	$2,858	$114
Petrobras International Co SA	Q	1.000%	12/20/19	GSC	0.266%	300,000	1,152	(32,995)	34,147
Russian Federation	Q	1.000%	12/20/23	JPM	1.053%	500,000	(975)	(13,053)	12,078

							3,149	(43,190)	46,339

				Exchange
Deutsche Bank AG	Q	1.000%	12/20/19	ICE	0.176%	EUR 700,000	1,888	1,812	76
Citigroup Inc	Q	1.000%	12/20/20	ICE	0.261%	$900,000	10,215	18,994	(8,779)
Tesco PLC	Q	1.000%	06/20/22	ICE	0.451%	EUR 800,000	15,296	3,661	11,635

							27,399	24,467	2,932

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							$30,548	($18,723)	$49,271

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 31 5Y	Q	1.000%	12/20/23	ICE	$2,800,000	($64,158)	($51,694)	($12,464)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 23 2Y	Q	1.000%	12/20/19	ICE	$990,000	$788	$12,936	($12,148)
CDX IG 25 5Y	Q	1.000%	12/20/20	ICE	2,290,000	19,869	41,980	(22,111)
CDX IG 32 5Y	Q	1.000%	06/20/24	ICE	10,849,659	237,635	169,310	68,325
CDX IG 32 10Y	Q	1.000%	06/20/29	ICE	620,000	(1,071)	(7,148)	6,077

						$257,221	$217,078	$40,143

Total Credit Default Swaps						$223,611	$146,661	$76,950

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.410%	Brazil CETIP Interbank	Z / Z	CIT	01/02/20	BRL 52,950,000	$402,302	$16,851	$385,451

			Exchange
1.705%	3-Month USD-LIBOR	S / Q	CME	09/28/19	$4,380,000	(7,626)	—	(7,626)
1.138%	3-Month USD-LIBOR	S / Q	CME	10/17/19	12,330,000	(45,566)	—	(45,566)
0.250%	6-Month JPY-LIBOR	S / S	CME	12/20/19	JPY 690,000,000	6,259	28,114	(21,855)
1.671%	3-Month USD-LIBOR	S / Q	CME	06/14/20	$12,160,000	(42,962)	(3,505)	(39,457)
7.351%	28-Day MXN TIIE	L / L	CME	04/05/21	MXN 294,420,000	(64,710)	(2,293)	(62,417)
7.330%	28-Day MXN TIIE	L / L	CME	04/06/22	202,000,000	(6,872)	(4,832)	(2,040)
2.250%	3-Month USD-LIBOR	S / Q	CME	04/26/22	$8,395,000	52,312	1,941	50,371
1.850%	3-Month USD-LIBOR	S / Q	CME	06/15/22	5,120,000	15,423	(1,248)	16,671
2.800%	3-Month USD-LIBOR	S / Q	CME	08/22/23	500,000	21,153	—	21,153
0.100%	6-Month JPY-LIBOR	S / S	LCH	03/20/24	JPY 2,790,000,000	263,731	88,967	174,764
0.750%	6-Month EUR-LIBOR	A / S	LCH	09/18/29	EUR 9,000,000	566,587	78,968	487,619
0.500%	6-Month EUR-LIBOR	A / S	LCH	12/18/29	1,900,000	57,611	36,027	21,584
3.000%	3-Month USD-LIBOR	S / Q	CME	02/15/36	$2,358,000	286,976	1,383	285,593
1.501%	6-Month EUR-LIBOR	A / S	LCH	07/04/42	EUR 4,000,000	817,909	7,425	810,484
1.250%	6-Month EUR-LIBOR	A / S	LCH	09/18/49	1,300,000	217,024	9,814	207,210

						2,137,249	240,761	1,896,488

Total Interest Rate Swaps - Long						$2,539,551	$257,612	$2,281,939

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate / Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.271%	6-Month GBP-LIBOR	S / S	CME	10/26/21	GBP 3,436,000	($38,012)	$1,668	($39,680)
1.385%	3-Month GBP-LIBOR	A / A	CME	10/30/21	4,215,000	(32,711)	—	(32,711)
2.300%	3-Month USD-LIBOR	S / Q	CME	04/26/23	$8,552,000	(48,531)	577	(49,108)
1.250%	6-Month GBP-LIBOR	S / S	LCH	09/18/24	GBP 6,900,000	(144,967)	15,876	(160,843)
2.250%	3-Month USD-LIBOR	S / Q	CME	12/31/25	$3,844,000	(102,573)	20,162	(122,735)
2.500%	3-Month USD-LIBOR	S / Q	CME	01/31/26	8,369,000	(355,163)	(112,446)	(242,717)
0.300%	6-Month JPY-LIBOR	S / S	CME	03/18/26	JPY 1,290,000,000	(303,589)	(108,134)	(195,455)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/18/26	970,000,000	(229,202)	(62,183)	(167,019)
1.550%	1 Day U.S. Fed Funds	A / A	CME	04/30/26	$5,387,000	5,939	6,618	(679)
1.850%	3-Month USD-LIBOR	S / Q	CME	04/30/26	250,000	(649)	401	(1,050)
0.300%	6-Month JPY-LIBOR	S / S	LCH	09/20/27	JPY 440,000,000	(113,662)	(16,315)	(97,347)
2.500%	3-Month USD-LIBOR	S / Q	CME	12/20/27	$2,000,000	(93,677)	(11,780)	(81,897)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/20/28	JPY 100,000,000	(26,496)	7,176	(33,672)
0.399%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	50,000,000	(17,367)	(43)	(17,324)
2.250%	3-Month USD-LIBOR	S / Q	LCH	06/20/28	$5,200,000	(145,432)	328,188	(473,620)
0.450%	6-Month JPY-LIBOR	S / S	LCH	03/20/29	JPY 710,000,000	(282,605)	(87,025)	(195,580)
1.500%	6-Month GBP-LIBOR	S / S	LCH	09/18/29	GBP 1,500,000	(81,076)	(10,635)	(70,441)
1.000%	6-Month GBP-LIBOR	S / S	LCH	12/18/29	900,000	7,884	3,970	3,914
0.750%	6-Month JPY-LIBOR	S / S	LCH	03/20/38	JPY 250,000,000	(213,608)	20,988	(234,596)
0.800%	6-Month JPY-LIBOR	S / S	LCH	10/22/38	10,000,000	(9,466)	—	(9,466)
0.705%	6-Month JPY-LIBOR	S / S	LCH	10/31/38	50,000,000	(38,969)	3,205	(42,174)
0.785%	6-Month JPY-LIBOR	S / S	LCH	11/12/38	20,000,000	(18,410)	68	(18,478)
0.750%	6-Month JPY-LIBOR	S / S	LCH	12/20/38	725,000,000	(622,501)	(25,105)	(597,396)
3.330%	3-Month USD-LIBOR	S / Q	CME	02/15/44	$1,833,000	(399,552)	832	(400,384)
2.875%	3-Month USD-LIBOR	S / Q	CME	05/15/44	2,072,000	(268,324)	11,714	(280,038)
3.000%	3-Month USD-LIBOR	S / Q	CME	05/15/44	1,776,000	(273,917)	1,416	(275,333)
2.750%	3-Month USD-LIBOR	S / Q	CME	08/15/44	1,683,000	(177,602)	(866)	(176,736)
0.641%	6-Month JPY-LIBOR	S / S	CME	05/09/46	JPY 187,300,000	(123,456)	—	(123,456)
1.750%	3-Month CAD-CDOR	S / S	CME	12/16/46	CAD 300,000	18,341	38,920	(20,579)
1.498%	6-Month EUR-LIBOR	A / S	CME	08/23/47	EUR 543,000	(128,907)	(827)	(128,080)
1.000%	6-Month JPY-LIBOR	S / S	LCH	03/21/48	JPY 20,000,000	(32,367)	(615)	(31,752)
2.905%	3-Month USD-LIBOR	S / Q	CME	08/22/48	$1,400,000	(209,246)	44,506	(253,752)
2.940%	3-Month USD-LIBOR	S / Q	CME	08/22/48	300,000	(47,175)	—	(47,175)
1.250%	6-Month GBP-LIBOR	S / S	LCH	12/18/49	GBP 3,100,000	(1,528)	(65,278)	63,750

						($4,548,576)	$5,033	($4,553,609)

Total Interest Rate Swaps						($2,009,025)	$262,645	($2,271,670)

Total Swap Agreements						($1,785,414)	$409,306	($2,194,720)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$238,759,593	$—	$237,858,515	$901,078
	Senior Loan Notes	5,296,172	—	5,296,172	—
	Mortgage-Backed Securities	231,967,487	—	231,967,487	—
	Asset-Backed Securities	25,749,609	—	25,749,609	—
	U.S. Treasury Obligations	124,137,592	—	124,137,592	—
	Foreign Government Bonds & Notes	28,138,074	—	28,138,074	—
	Municipal Bonds	2,344,964	—	2,344,964	—
	Short-Term Investments	29,371,641	6,554,419	22,817,222	—
	Derivatives:
	Credit Contracts
	Swaps	132,452	—	132,452	—
	Foreign Currency Contracts
	Futures	177,367	177,367	—	—
	Forward Foreign Currency Contracts	979,754	—	979,754	—
	Purchased Options	62,343	—	62,343	—

	Total Foreign Currency Contracts	1,219,464	177,367	1,042,097	—

	Interest Rate Contracts
	Futures	5,456,214	5,456,214	—	—
	Purchased Options	15,966	—	15,966	—
	Swaps	2,528,564	—	2,528,564	—

	Total Interest Rate Contracts	8,000,744	5,456,214	2,544,530	—

	Total Assets - Derivatives	9,352,660	5,633,581	3,719,079	—

	Total Assets	695,117,792	12,188,000	682,028,714	901,078

Liabilities	Reverse Repurchase Agreement	(3,103,000)	—	(3,103,000)	—
	Sale-buyback Financing Transactions	(23,219,505)	—	(23,219,505)	—
	Securities Sold Short:
	Mortgaged-Backed Securities	(9,597,495)	—	(9,597,495)	—
	Derivatives:
	Credit Contracts
	Swaps	(55,502)	—	(55,502)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,328,797)	—	(1,328,797)	—
	Written Options	(85,433)	—	(85,433)	—

	Total Foreign Currency Contracts	(1,414,230)	—	(1,414,230)	—

	Interest Rate Contracts
	Futures	(3,348,886)	(3,348,886)	—	—
	Written Options	(159,456)	—	(159,456)	—
	Swaps	(4,800,234)	—	(4,800,234)	—

	Total Interest Rate Contracts	(8,308,576)	(3,348,886)	(4,959,690)	—

	Total Liabilities - Derivatives	(9,778,308)	(3,348,886)	(6,429,422)	—

	Total Liabilities	(45,698,308)	(3,348,886)	(42,349,422)	—

	Total	$649,419,484	$8,839,114	$639,679,292	$901,078

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 53.0%

Basic Materials - 2.5%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$250,000	$255,622
ArcelorMittal (Luxembourg) 5.250% due 08/05/20	470,000	481,988
5.500% due 03/01/21	290,000	301,938
Celulosa Arauco y Constitucion SA (Chile) 7.250% due 07/29/19	120,000	120,611
CNAC HK Finbridge Co Ltd (China) 3.000% due 07/19/20 ~	200,000	200,798
DuPont de Nemours Inc 3.766% due 11/15/20	300,000	305,781
International Flavors & Fragrances Inc 3.400% due 09/25/20	65,000	65,661
INVISTA Finance LLC 4.250% due 10/15/19 ~	1,040,000	1,051,134
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	214,453
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	525,000	530,113
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	505,000	522,806

		4,050,905

Communications - 3.1%

Alibaba Group Holding Ltd (China) 3.600% due 11/28/24	200,000	208,662
America Movil Sab de CV (Mexico) 5.000% due 03/30/20	118,000	120,251
Axiata SPV2 Bhd (Malaysia) 3.466% due 11/19/20 ~	220,000	222,689
Baidu Inc (China) 3.500% due 11/28/22	200,000	204,704
3.875% due 09/29/23	200,000	207,539
Charter Communications Operating LLC 3.579% due 07/23/20	370,000	373,337
4.464% due 07/23/22	590,000	619,991
Comcast Corp 3.700% due 04/15/24	595,000	631,632
Crown Castle Towers LLC 3.720% due 07/15/43 ~	55,000	56,685
CSC Holdings LLC 10.875% due 10/15/25 ~	200,000	229,751
Discovery Communications LLC 2.200% due 09/20/19	145,000	144,803
Expedia Group Inc 5.950% due 08/15/20	65,000	67,350
Fox Corp 3.666% due 01/25/22 ~	90,000	93,015
4.030% due 01/25/24 ~	105,000	111,707
JD.com Inc (China) 3.125% due 04/29/21	560,000	562,175
NBCUniversal Media LLC 5.150% due 04/30/20	520,000	531,779
Omnicom Group Inc 6.250% due 07/15/19	510,000	510,684
The Interpublic Group of Cos Inc 3.500% due 10/01/20	45,000	45,575
Weibo Corp (China) 3.500% due 07/05/24	200,000	201,109

		5,143,438

	Principal Amount	Value
Consumer, Cyclical - 5.3%

American Airlines Pass Through Trust 3.700% due 04/15/27	$170,790	$170,275
Daimler Finance North America LLC (Germany) 1.750% due 10/30/19 ~	165,000	164,525
2.200% due 05/05/20 ~	350,000	349,309
2.300% due 02/12/21 ~	805,000	802,007
Delta Air Lines Inc 2.600% due 12/04/20	65,000	64,953
2.875% due 03/13/20	885,000	886,201
DR Horton Inc 2.550% due 12/01/20	125,000	125,060
Ford Motor Credit Co LLC 2.681% due 01/09/20	700,000	699,647
3.157% due 08/04/20	410,000	411,556
3.273% (USD LIBOR + 0.930%) due 09/24/20 §	450,000	449,670
General Motors Financial Co Inc 3.161% (USD LIBOR + 0.850%) due 04/09/21 §	200,000	199,976
3.200% due 07/13/20	435,000	436,600
4.200% due 11/06/21	65,000	66,952
Harley-Davidson Financial Services Inc 2.150% due 02/26/20 ~	165,000	164,383
3.022% (USD LIBOR + 0.500%) due 05/21/20 § ~	135,000	135,145
3.460% (USD LIBOR + 0.940%) due 03/02/21 § ~	270,000	269,695
4.050% due 02/04/22 ~	315,000	325,413
Hyundai Capital America 1.750% due 09/27/19 ~	175,000	174,664
3.000% due 06/20/22 ~	235,000	235,877
Lennar Corp 2.950% due 11/29/20	775,000	773,062
Nissan Motor Acceptance Corp 2.150% due 09/28/20 ~	625,000	621,664
2.600% due 09/28/22 ~	115,000	114,520
3.150% due 03/15/21 ~	375,000	378,243
O’Reilly Automotive Inc 3.800% due 09/01/22	240,000	249,238
Volkswagen Group of America Finance LLC (Germany) 3.875% due 11/13/20 ~	425,000	434,039

		8,702,674

Consumer, Non-Cyclical - 11.5%

Abbott Laboratories 2.900% due 11/30/21	545,000	554,070
AbbVie Inc 2.300% due 05/14/21	295,000	294,107
2.900% due 11/06/22	205,000	206,430
3.200% due 11/06/22	45,000	45,689
Allergan Finance LLC 3.250% due 10/01/22	40,000	40,666
Altria Group Inc 3.490% due 02/14/22	170,000	174,841
3.800% due 02/14/24	440,000	458,774
AmerisourceBergen Corp 3.500% due 11/15/21	150,000	152,939
Anthem Inc 2.500% due 11/21/20	245,000	245,519
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20	790,000	788,309
2.764% due 08/15/22	275,000	275,824
Baxalta Inc 3.600% due 06/23/22	95,000	97,489

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Bayer US Finance II LLC (Germany) 2.979% (USD LIBOR + 0.630%) due 06/25/21 § ~	$210,000	$208,660
3.500% due 06/25/21 ~	530,000	537,706
Becton Dickinson and Co 2.404% due 06/05/20	755,000	754,523
2.675% due 12/15/19	575,000	575,239
2.894% due 06/06/22	165,000	167,164
3.125% due 11/08/21	150,000	152,200
3.194% (USD LIBOR + 0.875%) due 12/29/20 §	56,000	56,009
Bristol-Myers Squibb Co 2.600% due 05/16/22 ~	95,000	96,405
2.900% due 07/26/24 ~	205,000	209,636
Bunge Ltd Finance Corp 3.000% due 09/25/22	100,000	100,476
3.500% due 11/24/20	855,000	863,080
Celgene Corp 2.750% due 02/15/23	155,000	156,426
2.875% due 02/19/21	165,000	166,334
3.250% due 02/20/23	45,000	46,137
3.550% due 08/15/22	405,000	419,329
3.625% due 05/15/24	40,000	42,005
Cigna Corp 3.060% (USD LIBOR + 0.650%) due 09/17/21 § ~	110,000	110,050
3.400% due 09/17/21 ~	185,000	188,611
3.750% due 07/15/23 ~	160,000	166,605
Conagra Brands Inc 3.342% (USD LIBOR + 0.750%) due 10/22/20 §	70,000	70,015
CVS Health Corp 3.125% due 03/09/20	435,000	436,742
3.350% due 03/09/21	635,000	643,806
3.700% due 03/09/23	210,000	216,938
Elanco Animal Health Inc 3.912% due 08/27/21 ~	145,000	148,151
4.272% due 08/28/23 ~	70,000	73,488
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	95,000	95,838
Equifax Inc 2.300% due 06/01/21	255,000	253,537
3.388% (USD LIBOR + 0.870%) due 08/15/21 §	105,000	104,762
3.600% due 08/15/21	105,000	107,018
ERAC USA Finance LLC 2.350% due 10/15/19 ~	253,000	252,709
Express Scripts Holding Co 3.274% (USD LIBOR + 0.750%) due 11/30/20 §	440,000	440,039
HCA Inc 4.250% due 10/15/19	55,000	55,224
6.500% due 02/15/20	970,000	992,360
HPHT Finance 15 Ltd (Hong Kong) 2.875% due 03/17/20 ~	200,000	200,492
Humana Inc 2.900% due 12/15/22	40,000	40,577
3.150% due 12/01/22	105,000	107,220
3.850% due 10/01/24	15,000	15,690
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	525,000	526,498
Keurig Dr Pepper Inc 3.551% due 05/25/21	255,000	260,463
Life Technologies Corp 5.000% due 01/15/21	670,000	691,226

	Principal Amount	Value
Molson Coors Brewing Co 2.250% due 03/15/20	$450,000	$448,973
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	260,000	272,077
5.750% due 04/07/21 ~	240,000	253,432
Perrigo Finance Unlimited Co 3.500% due 12/15/21	375,000	372,866
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	1,800,000	1,797,311
Takeda Pharmaceutical Co Ltd (Japan) 3.800% due 11/26/20 ~	220,000	224,020
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	1,050,000	1,047,113
Tyson Foods Inc 2.250% due 08/23/21	160,000	159,570

		18,659,407

Energy - 3.9%

Cenovus Energy Inc (Canada) 3.000% due 08/15/22	265,000	266,164
5.700% due 10/15/19	682,692	688,013
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	725,000	726,229
Columbia Pipeline Group Inc 3.300% due 06/01/20	380,000	382,604
Energy Transfer Operating LP 4.250% due 03/15/23	150,000	156,659
7.500% due 10/15/20	705,000	747,947
Eni SPA (Italy) 4.000% due 09/12/23 ~	270,000	281,406
Enterprise Products Operating LLC 3.500% due 02/01/22	95,000	97,531
Marathon Oil Corp 2.700% due 06/01/20	445,000	445,456
Phillips 66 3.121% (USD LIBOR + 0.600%) due 02/26/21 §	165,000	165,007
Plains All American Pipeline LP 2.600% due 12/15/19	96,000	95,928
5.000% due 02/01/21	120,000	123,614
5.750% due 01/15/20	470,000	476,806
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	615,000	638,798
Saudi Arabian Oil Co (Saudi Arabia) 2.750% due 04/16/22 ~	235,000	237,187
Schlumberger Holdings Corp 3.000% due 12/21/20 ~	435,000	438,617
3.750% due 05/01/24 ~	210,000	219,215
The Williams Cos Inc 3.350% due 08/15/22	120,000	122,306

		6,309,487

Financial - 15.6%

AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	400,000	411,571
4.450% due 12/16/21	220,000	228,525
4.625% due 10/30/20	430,000	440,933
AIG Global Funding 3.350% due 06/25/21 ~	100,000	101,748
Air Lease Corp 2.500% due 03/01/21	70,000	70,064
3.500% due 01/15/22	90,000	92,171
Alexandria Real Estate Equities Inc REIT 2.750% due 01/15/20	1,390,000	1,390,708

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
American Campus Communities Operating Partnership LP REIT 3.350% due 10/01/20	$240,000	$242,552
American Express Co 3.000% due 02/22/21	365,000	369,031
American International Group Inc 4.875% due 06/01/22	165,000	176,916
6.400% due 12/15/20	365,000	385,390
Aon PLC 2.800% due 03/15/21	550,000	553,887
Avolon Holdings Funding Ltd (Ireland) 3.625% due 05/01/22 ~	225,000	228,341
3.950% due 07/01/24 ~	65,000	66,679
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	200,000	200,000
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	445,000	447,892
Bank of America Corp 2.503% due 10/21/22	95,000	95,212
2.972% (USD LIBOR + 0.380%) due 01/23/22 §	660,000	658,879
2.999% (USD LIBOR + 0.650%) due 06/25/22 §	405,000	406,274
3.752% (USD LIBOR + 1.160%) due 01/20/23 §	295,000	298,462
BPCE SA (France) 3.743% (USD LIBOR + 1.220%) due 05/22/22 § ~	250,000	252,651
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	35,000	35,949
Capital One Financial Corp 2.400% due 10/30/20	455,000	455,513
3.900% due 01/29/24	170,000	178,609
Citibank NA 2.844% due 05/20/22	305,000	307,430
Citigroup Inc 2.700% due 03/30/21	245,000	246,257
2.900% due 12/08/21	485,000	490,052
Citizens Bank NA 2.250% due 10/30/20	250,000	249,518
3.250% due 02/14/22	305,000	310,940
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	375,000	389,105
Crown Castle International Corp REIT 2.250% due 09/01/21	255,000	253,871
3.400% due 02/15/21	285,000	288,921
Danske Bank AS (Denmark) 2.200% due 03/02/20 ~	480,000	478,226
Deutsche Bank AG (Germany) 3.855% (USD LIBOR + 1.290%) due 02/04/21 §	250,000	247,994
Discover Bank 3.100% due 06/04/20	635,000	638,139
7.000% due 04/15/20	810,000	837,740
First Niagara Financial Group Inc 7.250% due 12/15/21	120,000	133,256
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	1,110,000	1,104,878
Highwoods Realty LP REIT 3.625% due 01/15/23	175,000	178,849
HSBC Bank USA NA 4.875% due 08/24/20	475,000	488,152
HSBC Holdings PLC (United Kingdom) 3.120% (USD LIBOR + 0.600%) due 05/18/21 §	200,000	200,190

	Principal Amount	Value
ING Groep NV (Netherlands) 3.480% (USD LIBOR + 1.150%) due 03/29/22 §	$205,000	$207,581
iStar Inc REIT 4.625% due 09/15/20	450,000	455,062
JPMorgan Chase & Co 3.003% (USD LIBOR + 0.550%) due 03/09/21 §	490,000	490,869
KeyBank NA 3.300% due 02/01/22	420,000	431,090
Marsh & McLennan Cos Inc 3.500% due 12/29/20	240,000	244,031
3.875% due 03/15/24	190,000	201,584
Morgan Stanley 2.750% due 05/19/22	135,000	136,454
3.095% (USD LIBOR + 0.550%) due 02/10/21 §	310,000	310,419
5.500% due 07/24/20	125,000	129,036
Nordea Bank Abp (Finland) 4.875% due 05/13/21 ~	200,000	207,564
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	230,000	232,599
Regions Bank 2.699% (USD LIBOR + 0.380%) due 04/01/21 §	535,000	533,816
Reinsurance Group of America Inc 5.000% due 06/01/21	35,000	36,677
6.450% due 11/15/19	677,000	686,642
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	405,000	406,103
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	385,000	383,108
SBA Tower Trust REIT 3.168% due 04/09/47 ~	285,000	287,358
3.448% due 03/15/48 ~	210,000	216,045
SunTrust Bank 2.800% due 05/17/22	230,000	232,987
Swedbank AB (Sweden) 2.650% due 03/10/21 ~	480,000	480,932
Synchrony Financial 2.700% due 02/03/20	1,095,000	1,095,226
The Goldman Sachs Group Inc 2.875% due 02/25/21	105,000	105,764
3.000% due 04/26/22	85,000	85,750
3.363% (USD LIBOR + 0.780%) due 10/31/22 §	100,000	100,087
3.696% (USD LIBOR + 1.110%) due 04/26/22 §	295,000	297,586
5.750% due 01/24/22	260,000	280,967
Trinity Acquisition PLC 3.500% due 09/15/21	115,000	117,027
UBS Group Funding Switzerland AG (Switzerland) 3.000% due 04/15/21 ~	680,000	686,274
3.744% (USD LIBOR + 1.220%) due 05/23/23 § ~	255,000	257,701
US Bank NA 2.906% (USD LIBOR + 0.320%) due 04/26/21 §	275,000	275,490
Ventas Realty LP REIT 3.100% due 01/15/23	60,000	61,076
Wells Fargo & Co 2.550% due 12/07/20	23,000	23,067
Wells Fargo Bank NA 3.325% due 07/23/21	580,000	585,558

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Willis Towers Watson PLC 5.750% due 03/15/21	$470,000	$493,621

		25,406,626

Industrial - 5.3%

Avnet Inc 3.750% due 12/01/21	197,000	200,702
Boral Finance PTY Ltd (Australia) 3.000% due 11/01/22 ~	35,000	34,997
CNH Industrial Capital LLC 3.375% due 07/15/19	130,000	130,032
3.875% due 10/15/21	475,000	485,450
4.375% due 11/06/20	480,000	489,936
DAE Funding LLC (United Arab Emirates) 4.000% due 08/01/20 ~	210,000	210,525
5.250% due 11/15/21 ~	220,000	229,075
Eagle Materials Inc 4.500% due 08/01/26	50,000	51,074
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	400,000	400,324
GATX Corp 2.500% due 07/30/19	215,000	214,988
2.600% due 03/30/20	235,000	234,829
Jabil Inc 5.625% due 12/15/20	115,000	120,210
Kansas City Southern 2.350% due 05/15/20	400,000	399,217
Keysight Technologies Inc 3.300% due 10/30/19	880,000	881,025
L3Harris Technologies Inc 2.700% due 04/27/20	410,000	410,466
Martin Marietta Materials Inc 2.887% (USD LIBOR + 0.500%) due 12/20/19 §	150,000	150,106
3.173% (USD LIBOR + 0.650%) due 05/22/20 §	220,000	220,044
Northrop Grumman Corp 2.550% due 10/15/22	165,000	165,958
Penske Truck Leasing Co LP 3.050% due 01/09/20 ~	865,000	866,120
3.200% due 07/15/20 ~	50,000	50,234
3.300% due 04/01/21 ~	325,000	329,048
3.650% due 07/29/21 ~	115,000	117,601
Roper Technologies Inc 3.000% due 12/15/20	315,000	317,312
3.125% due 11/15/22	310,000	315,234
3.650% due 09/15/23	95,000	98,979
SMBC Aviation Capital Finance DAC (Ireland) 4.125% due 07/15/23 ~	265,000	277,355
United Technologies Corp 3.175% (USD LIBOR + 0.650%) due 08/16/21 §	125,000	125,081
Vulcan Materials Co 3.010% (USD LIBOR + 0.600%) due 06/15/20 §	640,000	640,167
3.170% (USD LIBOR + 0.650%) due 03/01/21 §	390,000	390,426
Waste Management Inc 2.950% due 06/15/24	95,000	97,745

		8,654,260

	Principal Amount	Value

Technology - 2.4%

Broadcom Corp 2.375% due 01/15/20	$615,000	$613,998
3.000% due 01/15/22	415,000	416,754
DXC Technology Co 3.470% (USD LIBOR + 0.950%) due 03/01/21 §	368,000	368,005
Fidelity National Information Services Inc 2.250% due 08/15/21	250,000	249,498
Fiserv Inc 2.750% due 07/01/24	380,000	382,952
Hewlett Packard Enterprise Co 2.100% due 10/04/19 ~	155,000	154,791
International Business Machine Corp 2.850% due 05/13/22	320,000	325,300
Microchip Technology Inc 3.922% due 06/01/21	245,000	249,445
NXP BV (Netherlands) 4.125% due 06/01/21 ~	200,000	205,120
4.625% due 06/01/23 ~	200,000	211,320
Xerox Corp 5.625% due 12/15/19	675,000	685,125

		3,862,308

Utilities - 3.4%

American Electric Power Co Inc 3.650% due 12/01/21	50,000	51,568
CenterPoint Energy Inc 3.600% due 11/01/21	75,000	77,048
Dominion Energy Inc 2.579% due 07/01/20	260,000	259,666
2.962% due 07/01/19	405,000	405,000
Edison International 2.125% due 04/15/20	395,000	393,302
2.400% due 09/15/22	183,000	174,315
EDP Finance BV (Portugal) 4.900% due 10/01/19 ~	375,000	376,982
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	320,000	322,550
4.250% due 09/14/23 ~	205,000	215,337
ENN Energy Holdings Ltd (China) 3.250% due 10/23/19 ~	200,000	200,325
Exelon Generation Co LLC 2.950% due 01/15/20	575,000	575,864
4.000% due 10/01/20	219,000	222,328
FirstEnergy Corp 2.850% due 07/15/22	240,000	243,186
NextEra Energy Capital Holdings Inc 3.071% (USD LIBOR + 0.550%) due 08/28/21 §	210,000	210,025
NRG Energy Inc 3.750% due 06/15/24 ~	130,000	133,611
San Diego Gas & Electric Co 1.914% due 02/01/22	83,572	81,821
Sempra Energy 1.625% due 10/07/19	265,000	264,282
2.850% due 11/15/20	410,000	412,811
2.875% due 10/01/22	25,000	25,196
3.097% (USD LIBOR + 0.500%) due 01/15/21 §	145,000	144,563
State Grid Overseas Investment Ltd (China) 2.250% due 05/04/20 ~	615,000	614,031

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Vistra Operations Co LLC 3.550% due 07/15/24 ~	$190,000	$191,241

		5,595,052

Total Corporate Bonds & Notes (Cost $85,460,972)		86,384,157

MORTGAGE-BACKED SECURITIES - 17.2%

Collateralized Mortgage Obligations - Commercial - 3.1%

BAMLL Commercial Mortgage Securities Trust 3.244% (USD LIBOR + 0.850%) due 09/15/34 § ~	600,000	600,984
3.490% due 04/14/33 ~	130,000	135,022
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	60,553	60,298
BX Commercial Mortgage Trust 3.144% (USD LIBOR + 0.750%) due 11/15/35 § ~	129,940	130,180
Citigroup Commercial Mortgage Trust 1.637% due 06/10/48	25,304	25,250
1.643% due 09/10/58	18,623	18,529
CLNS Trust 3.212% (USD LIBOR + 0.800%) due 06/11/32 § ~	395,000	395,565
3.412% (USD LIBOR + 1.000%) due 06/11/32 § ~	200,000	200,188
Commercial Mortgage Trust 1.443% due 08/10/49	43,351	42,931
1.667% due 07/10/50	14,420	14,406
1.770% due 02/10/49	4,133	4,113
1.965% due 02/10/50	59,571	59,366
3.221% due 10/10/48	200,000	201,851
Credit Suisse Mortgage Capital Certificates Trust 3.994% (USD LIBOR + 1.600%) due 05/15/36 § ~	210,000	210,867
CSAIL Commercial Mortgage Trust 2.025% due 09/15/50	139,949	139,204
2.360% due 06/15/52	155,000	155,410
Great Wolf Trust 3.244% (USD LIBOR + 0.850%) due 09/15/34 § ~	175,000	175,244
3.714% (USD LIBOR + 1.320%) due 09/15/34 § ~	250,000	250,204
GS Mortgage Securities Corp Trust 3.344% (USD LIBOR + 0.950%) due 11/15/35 § ~	165,000	165,121
4.394% (USD LIBOR + 2.000%) due 11/15/35 § ~	100,000	99,920
GS Mortgage Securities Trust 1.429% due 10/10/49	33,233	32,954
1.593% due 07/10/48	13,195	13,156
InTown Hotel Portfolio Trust 3.094% (USD LIBOR + 0.700%) due 01/15/33 § ~	100,000	99,928
3.644% (USD LIBOR + 1.250%) due 01/15/33 § ~	100,000	99,610
JPMBB Commercial Mortgage Securities Trust 1.423% due 06/15/49	11,440	11,353

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 1.597% due 05/15/49	$9,653	$9,596
1.706% due 05/15/48	58,355	58,070
4.110% due 10/15/47 §	95,000	101,456
Morgan Stanley Capital I Trust 1.638% due 05/15/48	48,552	48,326
3.244% (USD LIBOR + 0.850%) due 11/15/34 § ~	195,000	194,775
3.394% (USD LIBOR + 1.000%) due 11/15/34 § ~	155,000	154,594
New Orleans Hotel Trust 3.683% (USD LIBOR + 1.289%) due 04/15/32 § ~	385,000	385,659
RETL RVP ‘A’ 3.544% (USD LIBOR + 1.150%) due 03/15/36 § ~	122,231	122,606
SLIDE Fund Trust 4.244% (USD LIBOR + 1.850%) due 06/15/31 § ~	127,383	128,269
Wells Fargo Commercial Mortgage Trust 1.441% due 10/15/49	7,304	7,279
1.577% due 01/15/59	23,595	23,451
1.968% due 07/15/50	113,259	112,878
1.975% due 09/15/50	109,591	109,066
WFRBS Commercial Mortgage Trust 4.697% due 04/15/45	195,000	204,655

		5,002,334

Collateralized Mortgage Obligations - Residential - 8.7%

COLT Mortgage Loan Trust 2.415% due 10/25/47 § ~	112,452	112,422
2.568% due 10/25/47 § ~	48,828	48,853
2.764% due 08/25/49 § ~	410,000	410,896
2.773% due 10/25/47 § ~	29,593	29,655
2.930% due 02/25/48 § ~	43,567	43,591
3.084% due 02/25/48 § ~	36,309	36,309
3.337% due 05/25/49 § ~	178,287	181,313
3.470% due 07/27/48 § ~	170,662	171,711
3.542% due 07/27/48 § ~	83,262	83,731
4.006% due 12/28/48 § ~	294,201	300,351
4.108% due 12/28/48 § ~	286,028	291,997
Connecticut Avenue Securities Trust 3.154% (USD LIBOR + 0.750%) due 09/25/31 § ~	166,971	167,111
3.154% (USD LIBOR + 0.750%) due 06/25/39 § ~	170,000	170,333
Deephaven Residential Mortgage Trust 2.577% due 10/25/47 § ~	137,814	137,820
2.711% due 10/25/47 § ~	36,267	36,277
2.813% due 10/25/47 § ~	36,267	36,276
2.976% due 12/25/57 § ~	99,828	100,326
3.479% due 04/25/58 § ~	155,254	157,320
3.485% due 12/26/46 § ~	22,646	22,795
3.763% due 04/25/59 § ~	191,579	193,847
3.921% due 04/25/59 § ~	100,000	102,339
3.963% due 08/25/58 § ~	69,964	70,987
4.080% due 10/25/58 § ~	567,387	577,307

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Fannie Mae Connecticut Avenue Securities 3.084% (USD LIBOR + 0.680%) due 10/25/30 §	$184,754	$184,856
3.124% (USD LIBOR + 0.720%) due 01/25/31 §	86,668	86,726
3.154% (USD LIBOR + 0.750%) due 02/25/30 §	127,068	127,094
3.154% (USD LIBOR + 0.750%) due 02/25/30 §	50,873	50,909
3.254% (USD LIBOR + 0.850%) due 11/25/29 §	146,457	146,623
Fannie Mae REMICS 2.704% (USD LIBOR + 0.300%) due 11/25/47 §	40,105	39,955
2.904% (USD LIBOR + 0.500%) due 11/25/46 §	142,377	142,565
2.904% (USD LIBOR + 0.500%) due 11/25/46 §	139,661	140,008
2.904% (USD LIBOR + 0.500%) due 11/25/46 §	102,065	102,374
3.000% due 11/25/47	321,842	333,229
4.000% due 06/25/44	34,364	35,639
5.000% due 08/25/19	17	17
Flagstar Mortgage Trust 4.000% due 09/25/48 § ~	486,506	505,445
Freddie Mac REMICS 2.000% due 02/15/40	212,595	212,777
Freddie Mac STACR Trust 3.811% (USD LIBOR + 1.400%) due 02/25/49 § ~	135,000	135,151
Freddie Mac Structured Agency Credit Risk Debt 2.954% (USD LIBOR + 0.550%) due 04/25/30 §	94,798	94,763
3.154% (USD LIBOR + 0.750%) due 03/25/30 §	211,390	211,711
3.204% (USD LIBOR + 0.800%) due 12/25/29 §	133,670	133,749
3.604% (USD LIBOR + 1.200%) due 08/25/29 §	127,480	127,933
3.818% due 05/25/48 § ~	64,180	64,402
3.982% due 09/25/47 § ~	21,033	21,195
4.165% due 08/25/48 § ~	62,098	62,759
4.460% due 11/25/48 § ~	342,956	346,166
4.604% (USD LIBOR + 2.200%) due 09/25/24 §	460,274	467,716
Freddie Mac Whole Loan Securities Trust 3.858% due 05/25/47 § ~	56,337	56,995
Galton Funding Mortgage Trust 3.500% due 11/25/57 § ~	159,641	160,319
4.000% due 02/25/59 § ~	241,130	244,950
Government National Mortgage Association 2.683% (USD LIBOR + 0.300%) due 09/20/48 §	38,325	38,223
2.833% (USD LIBOR + 0.450%) due 02/20/49 §	43,936	43,980
2.833% (USD LIBOR + 0.450%) due 02/20/49 §	34,356	34,388
GS Mortgage-Backed Securities Trust 2.458% due 07/25/44 § ~	25,979	25,984
Homeward Opportunities Fund I Trust 3.454% due 01/25/59 § ~	332,796	338,002
3.606% due 01/25/59 § ~	228,203	231,760
3.766% due 06/25/48 § ~	125,551	128,239
3.897% due 06/25/48 § ~	102,723	104,733
Metlife Securitization Trust 3.000% due 04/25/55 § ~	126,222	127,688

	Principal Amount	Value
New Residential Mortgage Loan Trust 2.802% due 07/25/49 § ~	$280,000	$280,801
3.086% due 07/25/49 § ~	115,000	115,328
3.675% due 01/25/49 § ~	528,585	540,263
3.986% due 11/25/48 § ~	204,990	209,672
Sequoia Mortgage Trust 3.500% due 02/25/48 § ~	256,217	261,531
4.000% due 06/25/48 § ~	249,485	257,420
4.000% due 08/25/48 § ~	434,485	446,073
4.500% due 08/25/48 § ~	72,414	75,350
STACR Trust 3.204% (USD LIBOR + 0.800%) due 12/25/30 § ~	321,722	322,418
3.254% (USD LIBOR + 0.850%) due 02/25/47 § ~	332,428	332,418
3.654% (USD LIBOR + 1.250%) due 02/25/47 § ~	215,000	216,043
Starwood Mortgage Residential Trust 3.468% due 02/25/49 § ~	113,228	115,081
4.121% due 10/25/48 § ~	605,848	623,397
Verus Securitization Trust 2.929% due 02/25/48 § ~	50,538	50,689
3.211% due 04/25/59 § ~	231,231	233,629
3.402% due 12/25/59 § ~	115,499	117,062
3.677% due 06/01/58 § ~	159,346	161,579
3.779% due 06/01/58 § ~	69,281	70,182
3.830% due 06/01/58 § ~	69,281	70,181
3.836% due 02/25/59 § ~	447,490	454,961
4.148% due 10/25/58 § ~	468,822	483,054

		14,229,722

Fannie Mae - 3.4%

3.000% due 11/01/29 – 02/01/33	247,332	252,861
3.500% due 06/01/29 – 11/01/47	1,465,757	1,515,544
4.000% due 06/01/33 – 07/01/49	507,849	526,020
4.500% due 04/01/26 – 03/01/49	1,433,644	1,510,316
5.000% due 01/01/20 – 02/01/49	1,005,860	1,080,067
5.500% due 10/01/35 – 02/01/42	437,447	478,654
6.000% due 11/01/35 – 09/01/39	101,322	114,885

		5,478,347

Freddie Mac - 0.0%

5.500% due 01/01/20 – 12/01/39	25,425	27,683

Government National Mortgage Association - 2.0%

4.000% due 11/20/48	174,341	180,800
4.500% due 06/20/48 – 04/20/49	701,174	732,559
5.000% due 01/20/48 – 06/20/49	1,861,350	1,954,229
5.500% due 09/15/45	220,212	247,186
6.000% due 07/15/36	109,902	125,416

		3,240,190

Total Mortgage-Backed Securities (Cost $27,805,344)		27,978,276

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES - 16.1%

Allegro CLO III Ltd (Cayman) 3.420% (USD LIBOR + 0.840%) due 07/25/27 § ~	$310,000	$308,947
Ally Auto Receivables Trust 2.460% due 09/15/22	40,000	40,031
2.840% due 09/15/22	85,000	85,034
2.930% due 11/15/23	70,000	70,435
Ally Master Owner Trust 3.300% due 07/17/23	105,000	107,073
American Express Credit Account Master Trust 3.070% due 10/15/24	865,000	885,398
AmeriCredit Automobile Receivables Trust 1.530% due 07/08/21	35,914	35,873
2.690% due 06/19/23	110,000	110,595
2.710% due 08/18/22	100,000	100,368
2.710% due 09/08/22	315,000	316,128
2.740% due 12/08/22	535,000	537,175
3.000% due 06/08/21	110,000	110,142
3.080% due 12/18/23	522,000	529,718
3.340% due 08/08/21	135,000	135,619
3.820% due 03/18/24	860,000	884,927
Applebee’s Funding LLC 4.194% due 06/07/49 ~	215,000	217,795
ARI Fleet Lease Trust 1.910% due 04/15/26 ~	33,990	33,901
2.550% due 10/15/26 ~	517,616	517,973
Ascentium Equipment Receivables Trust 2.290% due 06/10/21 ~	69,228	69,224
2.920% due 12/10/20 ~	48,958	49,052
Avis Budget Rental Car Funding AESOP LLC 2.500% due 02/20/21 ~	240,000	239,914
2.500% due 07/20/21 ~	275,000	275,288
2.720% due 11/20/22 ~	535,000	537,949
3.700% due 03/20/23 ~	100,000	102,274
4.530% due 03/20/23 ~	130,000	133,742
Bayview Mortgage Fund Trust 3.500% due 01/28/58 § ~	174,239	178,166
Bayview Opportunity Master Fund Trust 3.500% due 01/28/55 § ~	106,961	109,213
BlueMountain CLO Ltd (Cayman) 3.531% (USD LIBOR + 0.930%) due 07/18/27 § ~	270,000	269,612
BMW Vehicle Lease Trust 2.180% due 06/22/20	185,000	184,885
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	95,742	97,349
California Republic Auto Receivables Trust 2.510% due 02/16/21	53,837	53,826
Capital Auto Receivables Asset Trust 1.630% due 01/20/21	16,892	16,888
2.430% due 05/20/22 ~	40,000	40,143
2.700% due 09/20/22 ~	65,000	65,197
3.360% due 11/21/22 ~	160,000	161,823
3.480% due 10/20/23 ~	60,000	60,877
3.690% due 12/20/23 ~	80,000	81,277
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.592% (USD LIBOR + 1.000%) due 04/20/27 § ~	250,000	250,432
CarMax Auto Owner Trust 1.400% due 08/15/21	98,829	98,390
3.000% due 05/16/22	515,000	515,288
3.270% due 03/15/22	155,000	155,332

	Principal Amount	Value
CBAM Ltd (Cayman) 4.009% (USD LIBOR + 1.280%) due 02/12/30 § ~	$760,000	$761,183
Chrysler Capital Auto Receivables Trust 1.640% due 07/15/21 ~	16,224	16,201
CNH Equipment Trust 1.930% due 03/15/24	315,000	312,867
2.400% due 02/15/23	265,000	264,785
3.010% due 04/15/24	195,000	199,291
Cole Park CLO Ltd (Cayman) 3.642% (USD LIBOR + 1.050%) due 10/20/28 § ~	435,000	434,362
Driven Brands Funding LLC 5.216% due 07/20/45 ~	419,775	435,291
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	36,655	36,634
2.690% due 03/25/30 ~	65,896	66,055
Enterprise Fleet Financing LLC 2.040% due 02/22/22 ~	295,000	294,262
3.140% due 02/20/24 ~	140,319	141,391
Ford Credit Auto Owner Trust 2.030% due 12/15/27 ~	350,000	349,094
3.520% due 07/15/30 ~	545,000	570,356
GM Financial Automobile Leasing Trust 2.120% due 09/20/21	65,000	64,892
2.260% due 08/20/20	45,000	44,975
3.110% due 12/20/21	105,000	105,555
3.370% due 10/20/22	245,000	246,373
3.500% due 04/20/22	80,000	80,947
3.560% due 12/20/22	275,000	280,369
GM Financial Consumer Automobile Trust 2.450% due 07/17/23 ~	100,000	100,021
GMF Floorplan Owner Revolving Trust 2.630% due 07/15/22 ~	190,000	189,951
2.700% due 04/15/24 ~	170,000	172,147
3.500% due 09/15/23 ~	220,000	226,022
GreatAmerica Leasing Receivables Funding LLC 2.060% due 06/22/20 ~	36,721	36,682
2.600% due 06/15/21 ~	95,000	95,283
Hardee’s Funding LLC 4.250% due 06/20/48 ~	134,023	136,910
Hilton Grand Vacations Trust 1.770% due 11/25/26 ~	53,876	53,616
2.660% due 12/26/28 ~	50,375	50,666
2.960% due 12/26/28 ~	50,375	50,624
Hyundai Auto Receivables Trust 2.380% due 04/17/23	395,000	396,352
2.940% due 05/15/25	165,000	167,801
Madison Park Funding Ltd (Cayman) 3.603% (USD LIBOR + 1.300%) due 07/15/32 § # ~	250,000	250,060
3.782% (USD LIBOR + 1.190%) due 10/21/30 § ~	500,000	499,679
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	45,221	45,290
MMAF Equipment Finance LLC 2.040% due 02/16/22 ~	80,577	80,511
3.200% due 09/12/22 ~	210,000	212,766
MVW Owner Trust 2.150% due 04/22/30 ~	15,349	15,295
2.420% due 12/20/34 ~	55,547	55,414
Navient Private Education Refi Loan Trust 2.530% due 02/18/42 ~	137,845	138,061
2.820% due 02/15/68 ~	375,000	377,717
Neuberger Berman CLO Ltd (Cayman) 3.447% (USD LIBOR + 0.850%) due 01/15/28 § ~	250,000	249,368

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
OCP CLO Ltd (Cayman) 3.406% (USD LIBOR + 0.820%) due 10/26/27 § ~	$360,000	$359,342
3.712% (USD LIBOR + 1.120%) due 07/20/29 § ~	415,000	414,415
OZLM VIII Ltd (Cayman) 3.758% (USD LIBOR + 1.170%) due 10/17/29 § ~	250,000	249,984
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	198,500	204,983
Santander Drive Auto Receivables Trust 2.100% due 06/15/21	1,022	1,021
2.460% due 03/15/22	117,731	117,718
2.580% due 05/16/22	30,000	29,998
2.960% due 03/15/24	960,000	965,099
3.210% due 09/15/23	210,000	213,495
3.270% due 01/17/23	110,000	110,884
3.490% due 05/17/21	140,751	141,014
3.520% due 12/15/22	125,000	126,106
3.530% due 08/16/21	105,000	105,400
3.650% due 12/15/21	117,096	117,548
4.020% due 04/15/22	105,000	106,265
Santander Retail Auto Lease Trust 2.960% due 11/21/22 ~	85,000	85,472
3.010% due 05/22/23 ~	180,000	182,518
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	766,325	774,718
Sierra Timeshare Receivables Funding LLC 2.300% due 10/20/31 ~	36,138	36,115
2.330% due 07/20/33 ~	20,406	20,339
2.400% due 03/22/32 ~	30,006	29,945
2.430% due 10/20/33 ~	54,273	54,125
2.580% due 09/20/32 ~	183,180	183,130
3.080% due 03/21/33 ~	156,742	157,817
SLM Student Loan Trust 2.804% (USD LIBOR + 0.400%) due 03/25/25 §	118,222	114,853
4.080% (USD LIBOR + 1.500%) due 04/25/23 §	22,423	22,688
4.280% (USD LIBOR + 1.700%) due 07/25/23 §	34,987	35,431
SMB Private Education Loan Trust 3.050% due 05/15/26 ~	71,871	72,390
3.394% (USD LIBOR + 1.000%) due 06/15/27 § ~	74,415	74,807
3.544% (USD LIBOR + 1.150%) due 05/15/26 § ~	152,726	153,736
3.894% (USD LIBOR + 1.500%) due 04/15/32 § ~	225,000	228,400
Synchrony Card Funding LLC 2.340% due 06/16/25	430,000	431,505
Synchrony Credit Card Master Note Trust 2.620% due 09/15/23	85,000	85,092
3.360% due 03/15/24	780,000	786,233
Towd Point Mortgage Trust 2.250% due 07/25/56 § ~	50,276	50,112
2.750% due 02/25/55 § ~	32,762	32,962
2.750% due 04/25/55 § ~	55,290	55,515
2.750% due 05/25/55 § ~	53,983	54,225
2.750% due 08/25/55 § ~	47,554	47,856
2.750% due 10/25/56 § ~	58,763	59,136
2.750% due 04/25/57 § ~	125,892	126,250
3.000% due 01/25/58 § ~	88,739	89,887
3.750% due 05/25/58 § ~	115,596	120,554
Toyota Auto Receivables Owner Trust 3.000% due 05/15/24	1,085,000	1,116,240

	Principal Amount	Value
Verizon Owner Trust 2.360% due 05/20/21 ~	$125,000	$124,971
2.530% due 04/20/22 ~	120,000	120,311
2.650% due 09/20/21 ~	100,000	100,223
Volvo Financial Equipment LLC 3.060% due 12/15/25 ~	265,000	267,190
World Omni Automobile Lease Securitization Trust 2.320% due 08/15/22	55,000	54,973

Total Asset-Backed Securities (Cost $26,010,122)		26,291,383

U.S. GOVERNMENT AGENCY ISSUES - 0.5%

Federal Home Loan Banks 2.625% due 05/28/20	830,000	834,615

Total U.S. Government Agency Issues (Cost $829,864)		834,615

U.S. TREASURY OBLIGATIONS - 12.9%

U.S. Treasury Notes - 12.9%

1.375% due 05/31/21	6,000,000	5,954,649
1.750% due 06/15/22	1,875,000	1,877,160
2.125% due 05/15/22	1,445,000	1,460,861
2.250% due 04/15/22	1,615,000	1,637,396
2.375% due 03/15/22	3,815,000	3,882,135
2.625% due 12/15/21	5,110,000	5,221,182
2.875% due 10/15/21	935,000	958,594

		20,991,977

Total U.S. Treasury Obligations (Cost $20,788,763)		20,991,977

MUNICIPAL BONDS - 0.1%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	150,000	150,000

Total Municipal Bonds (Cost $150,000)		150,000

	Shares

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	1,232,134	1,232,134

Total Short-Term Investment (Cost $1,232,134)		1,232,134

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Value

TOTAL INVESTMENTS - 100.6% (Cost $162,277,199)	$163,862,542

DERIVATIVES - 0.1%
(See Note (a) in Notes to Schedule of Investments)	141,394

OTHER ASSETS & LIABILITIES, NET - (0.7%)	(1,175,819)

NET ASSETS - 100.0%	$162,828,117

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a) Open futures contracts outstanding as of June 30, 2019 were as follows:

					Unrealized
	Expiration	Number of	Notional		Appreciation
Long Futures Outstanding	Month	Contracts	Amount	Value	(Deprecation)
U.S. Treasury 2-Year Notes	09/19	191	$40,872,491	$41,099,320	$226,829

U.S. Treasury Ultra 10-Year Notes	09/19	2	268,878	276,250	7,372
					234,201

Short Futures Outstanding
U.S. Treasury 5-Year Notes	09/19	8	940,738	945,250	(4,512)

U.S. Treasury 10-Year Notes	09/19	32	4,006,705	4,095,000	(88,295)
					(92,807)
Total Futures Contracts					$141,394

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$86,384,157	$—	$86,384,157	$—
	Mortgage-Backed Securities	27,978,276	—	27,978,276	—
	Asset-Backed Securities	26,291,383	—	26,291,383	—
	U.S. Government Agency Issues	834,615	—	834,615	—
	U.S. Treasury Obligations	20,991,977	—	20,991,977	—
	Municipal Bonds	150,000	—	150,000	—
	Short-Term Investment	1,232,134	1,232,134	—	—
	Derivatives:
	Interest Rate Contracts
	Futures	234,201	234,201	—	—

	Total Assets	164,096,743	1,466,335	162,630,408	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(92,807)	(92,807)	—	—

	Total Liabilities - Derivatives	(92,807)	(92,807)	—	—

	Total	$164,003,936	$1,373,528	$162,630,408	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 21.3%

Argentina - 0.3%

Rio Energy SA 6.875% due 02/01/25 ~	$150,000	$114,452
YPF SA 8.500% due 07/28/25 ~	80,000	80,436

		194,888

Azerbaijan - 0.7%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	220,000	255,626
State Oil Co of the Azerbaijan Republic 6.950% due 03/18/30 ~	200,000	237,266

		492,892

Brazil - 2.7%

Banco do Brasil SA 4.625% due 01/15/25 ~	200,000	207,750
Gol Finance Inc 7.000% due 01/31/25 ~	120,000	117,600
NBM US Holdings Inc 7.000% due 05/14/26 ~	200,000	211,050
Petrobras Global Finance BV
6.850% due 06/05/15	230,000	239,007
6.875% due 01/20/40	240,000	261,120
8.750% due 05/23/26	230,000	284,480
Rumo Luxembourg Sarl 5.875% due 01/18/25 ~	200,000	212,680
Vale Overseas Ltd
6.875% due 11/21/36	150,000	180,937
6.875% due 11/10/39	150,000	180,780

		1,895,404

Chile - 1.6%

Corp Nacional del Cobre de Chile
4.375% due 02/05/49 ~	246,000	261,648
4.875% due 11/04/44 ~	200,000	228,451
5.625% due 10/18/43 ~	200,000	249,934
Empresa Nacional del Petroleo 4.500% due 09/14/47 ~	200,000	205,250
VTR Finance BV 6.875% due 01/15/24 ~	180,000	186,975

		1,132,258

China - 1.4%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	200,000	203,193
China Evergrande Group 7.500% due 06/28/23 ~	200,000	179,722
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	100,000	102,599
6.300% due 11/12/40 ~	100,000	133,191
Sunac China Holdings Ltd 7.950% due 08/08/22 ~	200,000	204,132
Yuzhou Properties Co Ltd 6.375% due 03/06/21 ~	200,000	201,404

		1,024,241

	Principal Amount	Value
Colombia - 0.7%

Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 336,000,000	$109,374
Millicom International Cellular SA
5.125% due 01/15/28 ~	$200,000	203,500
6.000% due 03/15/25 ~	200,000	208,350

		521,224

Georgia - 0.9%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	217,893
TBC Bank JSC 5.750% due 06/19/24 ~	400,000	398,500

		616,393

India - 0.3%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	200,000	202,470

Indonesia - 0.7%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	230,561
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	230,000	244,030

		474,591

Ireland - 0.3%

C&W Senior Financing DAC 7.500% due 10/15/26 ~	200,000	209,500

Jamaica - 0.2%

Digicel Ltd 6.000% due 04/15/21 ~	200,000	152,500

Kazakhstan - 0.9%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	223,909
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	66,249	66,839
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	373,657

		664,405

Luxembourg - 0.3%

Altice Financing SA 7.500% due 05/15/26 ~	200,000	201,520

Malaysia - 0.4%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	261,445

Mexico - 3.5%

Axtel SAB de CV 6.375% due 11/14/24 ~	200,000	204,502
BBVA Bancomer SA 5.125% due 01/18/33 ~	200,000	193,200
Cemex SAB de CV 7.750% due 04/16/26 ~	200,000	220,502

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Comision Federal de Electricidad
5.750% due 02/14/42 ~	$200,000	$211,552
8.180% due 12/23/27 ~	MXN 950,000	44,298
Mexichem SAB de CV 6.750% due 09/19/42 ~	$200,000	230,000
Petroleos Mexicanos
5.500% due 06/27/44	45,000	36,146
5.625% due 01/23/46	281,000	227,750
6.000% due 03/05/20	50,000	50,688
6.350% due 02/12/48	185,000	159,516
6.375% due 01/23/45	53,000	45,779
6.500% due 06/02/41	115,000	102,293
6.750% due 09/21/47	498,000	444,714
6.875% due 08/04/26	192,000	194,496
7.190% due 09/12/24 ~	MXN 3,170,000	137,968

		2,503,404

Morocco - 0.3%

OCP SA 6.875% due 04/25/44 ~	$200,000	229,834

Pakistan - 0.5%

The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	350,000	353,115

Peru - 0.3%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 358,000	109,407
Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	$75,000	80,344

		189,751

Philippines - 0.4%

Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	230,000	281,299

Russia - 0.3%

SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	232,000	240,715

Saudi Arabia - 0.3%

Saudi Arabian Oil Co 4.250% due 04/16/39 ~	200,000	202,675

Singapore - 0.3%

Puma International Financing SA 5.125% due 10/06/24 ~	200,000	185,692

South Africa - 0.9%

Absa Group Ltd 6.250% due 04/25/28 ~	200,000	208,137
Eskom Holdings SOC Ltd
6.750% due 08/06/23 ~	200,000	209,979
7.125% due 02/11/25 ~	200,000	210,154

		628,270

Ukraine - 0.3%

Metinvest BV 7.750% due 04/23/23 ~	200,000	207,270

	Principal Amount	Value
United Kingdom - 0.7%

Standard Chartered Bank
6.625% due 05/17/33 ~	IDR 270,000,000	$17,428
7.590% due 01/13/26 ~	INR 17,870,000	267,076
8.125% due 05/17/24 ~	IDR 369,000,000	27,582
8.250% due 05/19/36 ~	980,000,000	73,286
8.375% due 03/17/34 ~	810,000,000	61,062
9.000% due 03/20/29 ~	311,000,000	24,362
11.000% due 09/17/25 ~	432,000,000	36,506
12.800% due 06/17/21 ~	157,000,000	12,326

		519,628

Venezuela - 2.1%

Petroleos de Venezuela SA
5.375% due 04/12/27 * y ~	$113,000	18,080
8.500% due 10/27/20 y ~	1,460,500	1,285,240
9.000% due 11/17/21 * y ~	239,354	57,445
9.750% due 05/17/35 * y ~	306,278	76,569
12.750% due 02/17/22 * y ~	117,000	29,250

		1,466,584

Total Corporate Bonds & Notes (Cost $14,794,010)		15,051,968

SENIOR LOAN NOTES - 0.9%

United Arab Emirates - 0.9%

Dubai World Corp Term B1 2.000% Cash or 1.750% PIK due 09/30/22	652,038	617,806

Total Senior Loan Notes (Cost $607,396)		617,806

FOREIGN GOVERNMENT BONDS & NOTES - 71.9%

Angola - 0.3%

Angolan Government 9.375% due 05/08/48 ~	200,000	221,005

Argentina - 2.9%

Argentina Bonar
52.006% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 4,931,267	103,745
53.274% (ARS Deposit + 3.250%) due 03/01/20 §	470,000	10,685
Argentina POM Politica Monetaria 61.394% (ARS Reference + 0.000%) due 06/21/20 §	13,238,462	304,530
Argentine Republic Government
3.750% due 12/31/38 §	$362,217	212,806
5.875% due 01/11/28	228,000	173,993
6.875% due 04/22/21	210,000	184,905
6.875% due 01/11/48	618,000	459,644
7.500% due 04/22/26	252,000	212,691
7.625% due 04/22/46	194,000	154,278
8.280% due 12/31/33	112,160	94,075
8.280% due 12/31/33	56,080	45,972
Autonomous City of Buenos Aires Argentina 53.225% (ARS Deposit + 3.250%) due 03/29/24 §	ARS 2,641,873	49,268

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Provincia de Buenos Aires Argentina 54.501% (ARS Deposit + 3.750%) due 04/12/25 § ~	ARS 3,263,000	$61,874

		2,068,466

Bahrain - 0.6%

Bahrain Government
7.000% due 10/12/28 ~	$200,000	215,928
7.500% due 09/20/47 ~	200,000	212,336

		428,264

Belarus - 1.3%

Republic of Belarus
6.200% due 02/28/30 ~	200,000	214,648
6.875% due 02/28/23 ~	460,000	496,082
7.625% due 06/29/27 ~	200,000	228,525

		939,255

Brazil - 10.1%

Brazil Letras do Tesouro Nacional
6.025% due 07/01/21	BRL 13,311,000	3,082,666
6.271% due 01/01/22	400,000	89,422
6.815% due 07/01/23	3,704,000	740,720
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/27	5,307,000	1,588,118
10.000% due 01/01/29	1,623,000	492,247
Brazilian Government
2.625% due 01/05/23	$200,000	198,650
4.250% due 01/07/25	200,000	211,016
4.625% due 01/13/28	200,000	210,150
5.625% due 02/21/47	200,000	213,477
7.125% due 01/20/37	100,000	124,001
8.250% due 01/20/34	110,000	147,126

		7,097,593

Chile - 0.5%

Bonos de la Tesoreria de la Republica
1.500% due 03/01/21 ^	CLP 13,954,450	20,810
1.500% due 03/01/26 ^	181,407,590	284,801
2.000% due 03/01/35 ^	13,954,450	23,952

		329,563

Colombia - 2.9%

Colombia Government
3.875% due 04/25/27	$200,000	208,850
5.625% due 02/26/44	200,000	237,325
6.125% due 01/18/41	183,000	226,922
7.375% due 09/18/37	110,000	150,013
8.125% due 05/21/24	185,000	228,059
Colombian TES
4.750% due 02/23/23 ^	COP 860,529,883	294,987
6.250% due 11/26/25	119,600,000	38,693
7.250% due 10/18/34	149,900,000	50,568
7.500% due 08/26/26	582,800,000	201,211
7.750% due 09/18/30	765,000,000	268,943
10.000% due 07/24/24	439,900,000	166,042

		2,071,613

Croatia - 0.7%

Croatia Government
6.000% due 01/26/24 ~	$310,000	356,012

	Principal Amount	Value
6.625% due 07/14/20 ~	$160,000	$166,405

		522,417

Dominican Republic - 1.9%

Dominican Republic
5.500% due 01/27/25 ~	290,000	309,216
5.875% due 04/18/24 ~	120,000	128,718
6.600% due 01/28/24 ~	100,000	111,126
6.850% due 01/27/45 ~	270,000	296,125
6.875% due 01/29/26 ~	290,000	328,428
7.450% due 04/30/44 ~	130,000	151,126

		1,324,739

Ecuador - 5.3%

Ecuador Government
7.875% due 01/23/28 ~	370,000	367,229
7.950% due 06/20/24 ~	368,000	386,864
8.750% due 06/02/23 ~	258,000	282,512
8.875% due 10/23/27 ~	490,000	511,442
9.625% due 06/02/27 ~	250,000	270,315
9.650% due 12/13/26 ~	652,000	707,427
10.500% due 03/24/20 ~	200,000	209,252
10.750% due 03/28/22 ~	694,000	781,624
10.750% due 01/31/29 ~	200,000	226,252

		3,742,917

Egypt - 0.9%

Egypt Government
6.588% due 02/21/28 ~	200,000	202,289
7.500% due 01/31/27 ~	200,000	213,831
8.500% due 01/31/47 ~	200,000	212,499

		628,619

El Salvador - 1.1%

El Salvador Government
5.875% due 01/30/25 ~	102,000	102,001
6.375% due 01/18/27 ~	103,000	103,130
7.625% due 02/01/41 ~	150,000	158,625
7.650% due 06/15/35 ~	55,000	57,407
8.250% due 04/10/32 ~	113,000	124,725
8.625% due 02/28/29 ~	171,000	194,941

		740,829

Gabon - 0.3%

Gabon Government 6.375% due 12/12/24 ~	200,000	198,680

Ghana - 0.6%

Ghana Government
8.125% due 03/26/32 ~	200,000	203,709
8.627% due 06/16/49 ~	200,000	202,205

		405,914

Hungary - 1.4%

Hungary Government
5.375% due 02/21/23	318,000	350,377
5.375% due 03/25/24	174,000	196,577
5.750% due 11/22/23	266,000	301,972
6.750% due 10/22/28	HUF 19,790,000	94,795

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
7.625% due 03/29/41	$30,000	$48,242

		991,963

India - 1.7%

Export-Import Bank of India 4.000% due 01/14/23 ~	200,000	206,945
India Government
7.170% due 01/08/28	INR 30,000,000	440,613
7.350% due 06/22/24	10,000,000	147,854
7.370% due 04/16/23	23,650,000	352,233
7.720% due 05/25/25	4,000,000	60,283

		1,207,928

Indonesia - 5.7%

Indonesia Government
5.125% due 01/15/45 ~	$200,000	225,703
5.250% due 01/17/42 ~	200,000	228,315
5.250% due 01/08/47 ~	200,000	231,283
5.950% due 01/08/46 ~	200,000	251,321
6.625% due 02/17/37 ~	100,000	130,315
8.500% due 10/12/35 ~	100,000	150,852
Indonesia Treasury
5.625% due 05/15/23	IDR 5,329,000,000	360,804
6.125% due 05/15/28	5,180,000,000	338,011
6.625% due 05/15/33	3,646,000,000	235,342
7.000% due 05/15/27	298,000,000	20,648
7.500% due 08/15/32	2,959,000,000	203,900
7.500% due 05/15/38	689,000,000	46,836
8.250% due 07/15/21	3,687,000,000	267,396
8.250% due 05/15/29	4,024,000,000	302,637
8.250% due 05/15/36	958,000,000	71,641
8.375% due 03/15/24	5,581,000,000	417,360
8.375% due 09/15/26	4,603,000,000	346,872
Perusahaan Penerbit SBSN Indonesia III 4.550% due 03/29/26 ~	$200,000	214,126

		4,043,362

Ivory Coast - 0.8%

Ivory Coast Government 5.750% due 12/31/32 ~	549,335	535,212

Jamaica - 0.4%

Jamaica Government 7.875% due 07/28/45	200,000	247,502

Kazakhstan - 0.5%

Kazakhstan Government 6.500% due 07/21/45 ~	230,000	318,983

Kenya - 0.6%

Kenya Government
8.000% due 05/22/32 ~	200,000	211,728
8.250% due 02/28/48 ~	200,000	208,722

		420,450

Lebanon - 2.0%

Lebanon Government
5.450% due 11/28/19 ~	156,000	154,862
6.000% due 01/27/23 ~	60,000	50,615
6.100% due 10/04/22 ~	389,000	332,222
6.375% due 03/09/20	145,000	142,241
6.600% due 11/27/26 ~	99,000	78,793

	Principal Amount	Value
6.850% due 03/23/27 ~	$117,000	$92,825
7.000% due 03/23/32 ~	150,000	117,603
7.250% due 03/23/37 ~	53,000	41,027
8.250% due 04/12/21 ~	395,000	373,688

		1,383,876

Malaysia - 2.1%

Malaysia Government
3.478% due 06/14/24	MYR 1,015,000	246,143
3.659% due 10/15/20	3,000,000	729,851
3.733% due 06/15/28	294,000	71,641
3.885% due 08/15/29	185,000	45,725
3.899% due 11/16/27	51,000	12,561
3.900% due 11/30/26	280,000	69,038
3.906% due 07/15/26	290,000	71,718
4.181% due 07/15/24	217,000	54,210
4.232% due 06/30/31	201,000	50,623
4.498% due 04/15/30	194,000	50,056
4.642% due 11/07/33	180,000	46,907

		1,448,473

Mexico - 1.2%

Mexican Bonos
6.500% due 06/09/22	MXN 7,750,000	393,751
7.500% due 06/03/27	690,000	35,915
8.500% due 05/31/29	720,000	39,921
10.000% due 12/05/24	1,850,000	107,603
Mexico Government
4.750% due 03/08/44	$68,000	71,162
5.550% due 01/21/45	64,000	74,720
5.750% due 10/12/10	72,000	78,841
6.050% due 01/11/40	60,000	71,760

		873,673

Morocco - 0.5%

Morocco Government 4.250% due 12/11/22 ~	320,000	334,800

Nigeria - 0.6%

Nigeria Government
6.500% due 11/28/27 ~	200,000	200,746
9.248% due 01/21/49 ~	200,000	226,915

		427,661

Oman - 0.7%

Oman Government
6.500% due 03/08/47 ~	400,000	346,675
6.750% due 01/17/48 ~	200,000	176,993

		523,668

Pakistan - 0.9%

Pakistan Government
6.875% due 12/05/27 ~	200,000	202,500
8.250% due 04/15/24 ~	200,000	219,186
8.250% due 09/30/25 ~	200,000	219,750

		641,436

Panama - 1.0%

Panama Government
4.300% due 04/29/53	200,000	220,502
6.700% due 01/26/36	120,000	163,802

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
7.125% due 01/29/26	$100,000	$124,655
8.875% due 09/30/27	70,000	99,313
9.375% due 04/01/29	70,000	105,263

		713,535

Paraguay - 0.3%

Paraguay Government 4.625% due 01/25/23 ~	200,000	210,602

Peru - 2.4%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 236,000	77,674
Peruvian Government
5.400% due 08/12/34 ~	62,000	19,255
5.625% due 11/18/50	$317,000	437,463
5.940% due 02/12/29 ~	PEN 423,000	140,076
6.150% due 08/12/32 ~	128,000	42,694
6.900% due 08/12/37 ~	743,000	263,901
7.350% due 07/21/25	$278,000	355,562
8.750% due 11/21/33	230,000	372,025

		1,708,650

Philippines - 1.1%

Philippine Government
6.375% due 10/23/34	130,000	181,467
7.750% due 01/14/31	170,000	250,931
9.500% due 02/02/30	170,000	272,275
10.625% due 03/16/25	46,000	65,961

		770,634

Poland - 0.1%

Republic of Poland 2.750% due 04/25/28	PLN 350,000	96,718

Qatar - 1.0%

Qatar Government
4.000% due 03/14/29 ~	$200,000	215,879
4.817% due 03/14/49 ~	200,000	229,719
5.103% due 04/23/48 ~	246,000	293,663

		739,261

Romania - 0.5%

Romanian Government
4.375% due 08/22/23 ~	302,000	320,797
6.125% due 01/22/44 ~	38,000	48,339

		369,136

Russia - 2.4%

Russia Federal
7.050% due 01/19/28	RUB 15,890,000	248,066
7.500% due 08/18/21	31,429,000	501,631
7.700% due 03/23/33	2,839,000	46,072
7.750% due 09/16/26	19,402,000	315,415
8.500% due 09/17/31	10,251,000	177,087
Russia Foreign
4.375% due 03/21/29 ~	$200,000	207,639
5.250% due 06/23/47 ~	200,000	221,309

		1,717,219

	Principal Amount	Value
Saudi Arabia - 0.6%

Saudi Government
4.375% due 04/16/29 ~	$200,000	$216,526
5.250% due 01/16/50 ~	200,000	227,908

		444,434

Senegal - 0.3%

Senegal Government 6.250% due 05/23/33 ~	200,000	193,962

South Africa - 3.5%

Republic of South Africa Government
4.300% due 10/12/28	424,000	417,311
4.875% due 04/14/26	200,000	207,300
5.000% due 10/12/46	200,000	193,239
5.650% due 09/27/47	230,000	236,435
8.000% due 01/31/30	ZAR 2,775,000	186,216
8.250% due 03/31/32	3,313,000	219,395
8.750% due 01/31/44	3,399,000	220,096
8.750% due 02/28/48	4,695,000	300,600
8.875% due 02/28/35	5,209,000	353,160
9.000% due 01/31/40	2,272,760	152,209

		2,485,961

Sri Lanka - 0.8%

Sri Lanka Government
6.200% due 05/11/27 ~	$200,000	190,003
7.550% due 03/28/30 ~	200,000	200,532
7.850% due 03/14/29 ~	200,000	206,717

		597,252

Suriname - 0.3%

Republic of Suriname 9.250% due 10/26/26 ~	200,000	187,000

Thailand - 2.2%

Thailand Government
1.875% due 06/17/22	THB 17,766,000	581,193
2.000% due 12/17/22	5,000	164
2.125% due 12/17/26	1,077,000	35,465
2.400% due 12/17/23	4,756,000	158,833
2.875% due 12/17/28	2,311,000	80,224
2.875% due 06/17/46	333,000	10,908
3.300% due 06/17/38	4,126,000	151,695
3.400% due 06/17/36	3,290,000	122,432
3.600% due 06/17/67	2,090,000	73,916
3.775% due 06/25/32	6,951,000	262,914
4.875% due 06/22/29	1,138,000	46,304

		1,524,048

Turkey - 1.6%

Turkey Government
3.000% due 02/23/22 ^ ~	TRY 364,670	61,466
4.875% due 04/16/43	$200,000	156,141
5.750% due 03/22/24	200,000	195,553
6.125% due 10/24/28	200,000	189,015
6.250% due 09/26/22	200,000	201,876
7.000% due 06/05/20	42,000	43,006
7.375% due 02/05/25	130,000	134,550
8.000% due 03/12/25	TRY 90,000	10,743

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
10.700% due 08/17/22	TRY 920,000	$134,810

		1,127,160

Ukraine - 2.3%

Ukraine Government
7.375% due 09/25/32 ~	$400,000	394,316
7.750% due 09/01/22 ~	114,000	120,994
7.750% due 09/01/23 ~	214,000	226,979
7.750% due 09/01/25 ~	310,000	321,583
7.750% due 09/01/26 ~	200,000	206,584
7.750% due 09/01/27 ~	126,000	129,863
9.750% due 11/01/28 ~	200,000	226,355

		1,626,674

Uruguay - 1.2%

Uruguay Government
4.125% due 11/20/45	108,548	111,126
4.975% due 04/20/55	178,082	197,005
5.100% due 06/18/50	90,000	101,476
7.625% due 03/21/36	82,000	117,158
7.875% due 01/15/33	133,000	191,272
8.500% due 03/15/28 ~	UYU 3,220,000	80,088
9.875% due 06/20/22 ~	1,102,000	31,168

		829,293

Venezuela - 1.2%

Venezuela Government
7.750% due 10/13/19 * y ~	$85,000	22,631
8.250% due 10/13/24 * y ~	166,100	45,678
9.000% due 05/07/23 * y ~	73,000	20,075
9.250% due 09/15/27 * y	252,000	73,710
9.250% due 05/07/28 * y ~	121,000	33,124
11.750% due 10/21/26 * y ~	768,700	222,923
11.950% due 08/05/31 * y ~	1,255,900	362,641
12.750% due 08/23/22 * y ~	211,000	61,190

		841,972

Vietnam - 0.3%

Vietnam Government 6.750% due 01/29/20 ~	180,000	184,100

Zambia - 0.3%

Zambia Government 8.970% due 07/30/27 ~	307,000	207,646

Total Foreign Government Bonds & Notes (Cost $49,617,549)		50,694,118

SHORT-TERM INVESTMENTS - 3.8%

Foreign Government Issues - 0.8%

Argentina Treasury Bill (Argentina) 1.763% due 07/31/20	ARS 4,656,404	107,552
Egypt Treasury Bills (Egypt)
18.449% due 07/16/19	EGP 1,650,000	98,759
18.450% due 07/30/19	800,000	47,701
18.450% due 08/13/19	1,150,000	68,126
18.215% due 10/22/19	3,775,000	216,216

		538,354

	Shares	Value
Money Market Fund - 3.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	2,146,254	$2,146,254

Total Short-Term Investments (Cost $2,665,859)		2,684,608

TOTAL INVESTMENTS - 97.9% (Cost $67,684,814)		69,048,500

DERIVATIVES - 0.4%
(See Notes (b) and (c) in Notes to Schedule of Investments)		254,632

OTHER ASSETS & LIABILITIES, NET - 1.7%		1,239,029

NET ASSETS - 100.0%		$70,542,161

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $2,308,556 or 3.3% of the Fund’s net assets were in default as of June 30, 2019.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b) Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	5,336,370	USD	117,000	08/19	CSF	$—	($2,287)
ARS	8,070,543	USD	167,630	08/19	CSF	9,696	—
ARS	1,353,667	USD	27,807	09/19	BNP	—	(83)
ARS	3,037,671	USD	63,000	09/19	CSF	—	(611)
ARS	4,420,469	USD	84,960	09/19	MER	8,241	—
BRL	835,533	USD	215,000	07/19	DUB	2,507	—
BRL	4,328,636	USD	1,131,670	07/19	HSB	—	(4,834)
BRL	273,700	USD	70,000	07/19	MER	1,250	—
CLP	1,173,918,810	USD	1,666,136	07/19	CSF	67,090	—
CNY	4,750,000	USD	685,074	09/19	BNP	6,214	—
CNY	5,329,883	USD	769,336	09/19	SCB	6,345	—
COP	2,442,756,718	USD	750,808	07/19	CSF	7,415	—
COP	638,761,500	USD	195,000	07/19	DUB	3,269	—
COP	1,200,000,000	USD	354,982	08/19	BSC	16,983	—
CZK	24,898,933	USD	1,096,408	07/19	MER	17,819	—
CZK	7,167,339	USD	316,001	07/19	SCB	4,738	—
CZK	5,285,728	USD	229,268	08/19	BNP	7,358	—
CZK	1,831,200	USD	81,579	08/19	CIT	398	—
CZK	5,493,599	USD	242,944	09/19	BNP	3,038	—
HUF	209,364,164	USD	743,135	07/19	BNP	—	(4,627)
HUF	20,248,512	USD	71,020	07/19	JPM	404	—
HUF	145,840,808	USD	499,118	08/19	BRC	16,271	—
HUF	145,840,808	USD	515,056	09/19	HSB	1,201	—
IDR	1,899,852,000	USD	134,000	07/19	DUB	—	(36)
IDR	1,556,830,000	USD	110,000	07/19	GSC	—	(223)
IDR	2,091,075,000	USD	147,000	08/19	SCB	—	(152)
ILS	917,167	USD	258,557	07/19	BRC	—	(1,024)
KRW	1,529,315,053	USD	1,298,142	09/19	GSC	26,830	—
MXN	2,199,593	USD	115,000	07/19	HSB	—	(1,037)
MXN	628,559	USD	32,557	07/19	JPM	9	—
MXN	31,991,077	USD	1,665,318	07/19	MER	—	(7,827)
PEN	337,139	USD	101,769	07/19	GSC	467	—
PHP	14,459,707	USD	275,580	09/19	CIT	5,349	—
PLN	222,605	USD	57,970	07/19	BNP	1,706	—
PLN	2,617,238	USD	695,300	07/19	HSB	6,332	—
PLN	162,298	USD	42,151	07/19	MER	1,358	—
PLN	162,298	USD	42,773	07/19	SCB	736	—
PLN	10,114,647	USD	2,621,139	08/19	BNP	92,035	—
RON	641,741	USD	151,569	07/19	BNP	2,843	—
RON	1,179,049	USD	274,657	08/19	JPM	8,802	—
RON	1,323,034	USD	318,489	09/19	JPM	—	(627)
RUB	82,380,073	USD	1,264,231	07/19	HSB	32,971	—
SGD	1,357,190	USD	990,704	09/19	ANZ	13,776	—
TRY	6,502,559	USD	1,049,460	07/19	BRC	52,682	—
TWD	27,467,048	USD	877,401	09/19	ANZ	13,357	—
UAH	1,334,370	USD	44,700	04/20	MER	695	—
UAH	531,540	USD	18,000	05/20	BRC	—	(52)
UAH	1,035,650	USD	35,000	05/20	BRC	44	—
UAH	1,256,224	USD	42,440	05/20	GSC	—	(53)
UAH	1,031,087	USD	34,900	05/20	MER	89	—
USD	1,294,317	BRL	5,145,772	07/19	JPM	—	(45,236)
USD	75,530	BRL	292,097	07/19	MSC	—	(509)
USD	1,128,307	BRL	4,328,636	08/19	HSB	4,778	—
USD	1,491,794	BRL	5,918,246	12/19	BNP	—	(27,087)
USD	1,350,152	CLP	898,072,908	07/19	BNP	24,197	—
USD	72,310	CLP	50,541,075	07/19	HSB	—	(2,311)
USD	50,950	CNY	353,939	09/19	HSB	—	(560)
USD	59,820	COP	197,316,270	07/19	BNP	—	(1,426)
USD	175,000	COP	571,585,000	07/19	DUB	—	(2,418)
USD	551,093	COP	1,782,132,706	07/19	JPM	—	(2,075)
USD	118,250	CZK	2,731,930	07/19	CIT	—	(4,004)
USD	40,000	CZK	918,758	07/19	MER	—	(1,114)
USD	105,000	CZK	2,409,750	07/19	SCB	—	(2,836)
USD	123,689	HUF	35,149,530	07/19	BNP	—	(297)
USD	77,380	HUF	22,426,272	07/19	BRC	—	(1,726)
USD	100,470	HUF	29,060,494	07/19	HSB	—	(2,038)
USD	80,000	HUF	23,076,800	07/19	ING	—	(1,401)
USD	157,250	IDR	2,313,776,500	07/19	GSC	—	(5,901)
USD	504,620	IDR	7,400,000,000	07/19	JPM	—	(17,175)
USD	104,227	IDR	1,504,000,000	08/19	CIT	—	(1,393)
USD	433,869	IDR	6,438,623,300	08/19	MER	—	(18,291)
USD	51,834	IDR	741,745,618	09/19	BNP	—	(48)
USD	67,712	IDR	980,000,000	09/19	SCB	—	(835)
USD	35,000	ILS	124,974	07/19	MER	—	(92)
USD	18,724	INR	1,330,000	07/19	DUB	—	(475)
USD	9,533	INR	671,106	07/19	JPM	—	(154)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	58,620	INR	4,083,176	07/19	MER	$—	($427)
USD	142,188	INR	9,976,632	08/19	JPM	—	(1,273)
USD	46,810	KRW	55,160,904	09/19	GSC	—	(980)
USD	55,000	MXN	1,059,421	07/19	BNP	110	—
USD	284,230	MXN	5,487,202	07/19	BSC	—	(68)
USD	85,000	MXN	1,659,880	07/19	DUB	—	(1,000)
USD	70,220	MXN	1,377,313	07/19	HSB	—	(1,140)
USD	1,002,532	MYR	4,183,969	07/19	DUB	—	(10,330)
USD	167,586	MYR	696,385	08/19	DUB	—	(862)
USD	55,000	PEN	183,645	07/19	BNP	—	(689)
USD	62,970	PEN	211,044	07/19	MER	—	(1,028)
USD	427,411	PLN	1,623,359	07/19	BNP	—	(7,781)
USD	170,000	PLN	650,840	07/19	HSB	—	(4,478)
USD	30,000	PLN	114,751	07/19	MER	—	(763)
USD	40,000	RON	169,484	07/19	BNP	—	(780)
USD	68,600	RON	293,690	07/19	CIT	—	(2,066)
USD	60,000	RON	255,732	07/19	ING	—	(1,532)
USD	165,990	RUB	10,882,435	07/19	GSC	—	(5,371)
USD	210,274	RUB	13,854,278	07/19	HSB	—	(7,884)
USD	42,182	RUB	2,751,275	07/19	JPM	—	(1,142)
USD	218,820	RUB	14,259,843	07/19	MSC	—	(5,723)
USD	29,109	RUB	1,842,754	07/19	SCB	92	—
USD	28,183	THB	879,827	07/19	HSB	—	(530)
USD	173,000	TRY	1,032,461	07/19	BRC	—	(1,995)
USD	40,000	TRY	260,050	07/19	CIT	—	(4,077)
USD	325,000	TRY	2,067,684	07/19	GSC	—	(25,459)
USD	124,218	TRY	768,007	07/19	HSB	—	(5,954)
USD	242,000	TRY	1,427,128	07/19	JPM	111	—
USD	115,020	TWD	3,606,107	09/19	GSC	—	(1,926)
USD	311,240	ZAR	4,677,424	07/19	CIT	—	(19,450)
USD	173,325	ZAR	2,471,070	07/19	HSB	—	(1,378)
USD	402,580	ZAR	5,893,266	07/19	MER	—	(14,069)
ZAR	4,208,284	USD	285,949	07/19	BNP	11,574	—
ZAR	1,188,484	USD	81,868	07/19	BRC	2,156	—
ZAR	2,580,974	USD	178,413	07/19	DUB	4,060	—
ZAR	612,622	USD	41,600	07/19	HSB	1,712	—
ZAR	2,515,263	USD	175,397	07/19	JPM	2,430	—
ZAR	684,620	USD	48,280	07/19	MER	122	—
ZAR	2,385,239	USD	164,332	07/19	SCB	4,303	—

Total Forward Foreign Currency Contracts						$495,963	($293,030)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(c)	Swap agreements outstanding as of June 30, 2019 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.400%	6-Month PLN-WIBOR	A / S	LCH	03/26/23	PLN 1,060,000	$6,108	$—	$6,108
8.156%	28-Day MXN-TIIE	L / L	CME	12/13/23	MXN 39,600,000	90,727	—	90,727
3.021%	7-Day CNY-RRR	Q / Q	LCH	05/15/24	CNY 11,000,000	8,846	—	8,846

						$105,681	$—	$105,681

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.069%	6-Month CZK-PRIBOR	S /A	LCH	09/19/23	CZK 20,000,000	($13,270)	$—	($13,270)
6.600%	6-Month INR-MIBOR	S /S	LCH	12/13/23	INR 66,000,000	(40,712)	—	(40,712)

						($53,982)	$—	($53,982)

Total Interest Rate Swaps						$51,699	$—	$51,699

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$15,051,968	$—	$15,051,968	$—
	Senior Loan Notes	617,806	—	617,806	—
	Foreign Government Bonds & Notes	50,694,118	—	50,694,118	—
	Short-Term Investments	2,684,608	2,146,254	538,354	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	495,963	—	495,963	—
	Interest Rate Contracts
	Swaps	105,681	—	105,681	—

	Total Assets - Derivatives	601,644	—	601,644	—

	Total Assets	69,650,144	2,146,254	67,503,890	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(293,030)	—	(293,030)	—
	Interest Rate Contracts
	Swaps	(53,982)	—	(53,982)	—

	Total Liabilities - Derivatives	(347,012)	—	(347,012)	—

	Total Liabilities	(347,012)	—	(347,012)	—

	Total	$69,303,132	$2,146,254	$67,156,878	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.7%

Basic Materials - 1.5%

Air Products & Chemicals Inc	662	$149,857
Huntsman Corp	8,238	168,385

		318,242

Communications - 18.1%

Alphabet Inc ‘A’ *	555	600,954
Amazon.com Inc *	473	895,687
Cisco Systems Inc	7,751	424,212
Comcast Corp ‘A’	10,310	435,907
Discovery Inc ‘A’ *	7,505	230,404
Expedia Group Inc	1,311	174,402
Facebook Inc ‘A’ *	3,288	634,584
Verizon Communications Inc	8,449	482,691

		3,878,841

Consumer, Cyclical - 7.1%

AutoZone Inc *	248	272,669
Best Buy Co Inc	3,206	223,554
Delta Air Lines Inc	3,516	199,533
Foot Locker Inc	2,734	114,609
Polaris Industries Inc	2,030	185,197
PulteGroup Inc	4,993	157,879
PVH Corp	1,496	141,581
Royal Caribbean Cruises Ltd	1,760	213,330

		1,508,352

Consumer, Non-Cyclical - 22.2%

Abbott Laboratories	4,166	350,361
Allergan PLC	825	138,130
Biogen Inc *	635	148,507
Cigna Corp	1,413	222,618
Eli Lilly & Co	2,781	308,107
General Mills Inc	3,958	207,874
Gilead Sciences Inc	3,487	235,582
Medtronic PLC	3,890	378,847
Merck & Co Inc	5,235	438,955
Pfizer Inc	10,499	454,817
Quanta Services Inc	4,171	159,290
The Kroger Co	6,764	146,846
The Procter & Gamble Co	4,030	441,889
Thermo Fisher Scientific Inc	1,243	365,044
Tyson Foods Inc ‘A’	2,258	182,311
UnitedHealth Group Inc	1,523	371,627
Vertex Pharmaceuticals Inc *	1,093	200,434

		4,751,239

Energy - 6.2%

Chevron Corp	3,351	416,998
EOG Resources Inc	3,236	301,466
Marathon Petroleum Corp	3,778	211,115
Phillips 66	1,719	160,795
Pioneer Natural Resources Co	1,522	234,175

		1,324,549

Financial - 18.3%

American Express Co	2,268	279,962
American Tower Corp REIT	1,400	286,230
AvalonBay Communities Inc REIT	1,219	247,676

	Shares	Value
Bank of America Corp	14,614	$423,806
Boston Properties Inc REIT	1,544	199,176
E*TRADE Financial Corp	4,236	188,926
JPMorgan Chase & Co	4,644	519,199
Prudential Financial Inc	2,493	251,793
T Rowe Price Group Inc	2,450	268,790
The Charles Schwab Corp	4,521	181,699
The Hartford Financial Services Group Inc	4,526	252,189
Visa Inc ‘A’	3,396	589,376
Zions Bancorp NA	4,966	228,337

		3,917,159

Industrial - 7.2%

Honeywell International Inc	1,267	221,206
Ingersoll-Rand PLC	1,881	238,266
Northrop Grumman Corp	864	279,167
Raytheon Co	1,405	244,301
The Boeing Co	725	263,907
Waste Management Inc	2,589	298,693

		1,545,540

Technology - 15.7%

Adobe Inc *	975	287,284
Apple Inc	3,939	779,607
Broadcom Inc	1,161	334,205
DXC Technology Co	2,614	144,162
Intel Corp	5,928	283,773
Microsoft Corp	8,098	1,084,808
NXP Semiconductors NV (Netherlands)	2,037	198,832
Synopsys Inc *	1,959	252,104

		3,364,775

Utilities - 2.4%

Ameren Corp	3,264	245,159
DTE Energy Co	2,036	260,364

		505,523

Total Common Stocks (Cost $17,559,231)		21,114,220

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	366,835	366,835

Total Short-Term Investment (Cost $366,835)		366,835

TOTAL INVESTMENTS - 100.4% (Cost $17,926,066)		21,481,055

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(90,720)

NET ASSETS - 100.0%		$21,390,335

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$21,114,220	$21,114,220	$—	$—
	Short-Term Investment	366,835	366,835	—	—

	Total	$21,481,055	$21,481,055	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.3%

Basic Materials - 2.5%

Air Products & Chemicals Inc	1,479	$334,801
Huntsman Corp	7,787	159,166

		493,967

Communications - 13.0%

Alphabet Inc ‘A’ *	199	215,477
AT&T Inc	14,276	478,389
Cisco Systems Inc	6,058	331,554
Comcast Corp ‘A’	9,853	416,585
Discovery Inc ‘A’ *	6,877	211,124
The Walt Disney Co	2,246	313,631
Verizon Communications Inc	9,946	568,215

		2,534,975

Consumer, Cyclical - 4.4%

BorgWarner Inc	2,141	89,879
Delta Air Lines Inc	4,933	279,948
PVH Corp	2,121	200,731
Royal Caribbean Cruises Ltd	2,330	282,419

		852,977

Consumer, Non-Cyclical - 22.1%

Allergan PLC	1,026	171,783
Biogen Inc *	583	136,346
Cigna Corp	1,106	174,250
Danaher Corp	1,349	192,799
Eli Lilly & Co	1,598	177,042
Gilead Sciences Inc	2,698	182,277
Hill-Rom Holdings Inc	1,280	133,914
Medtronic PLC	4,541	442,248
Merck & Co Inc	4,084	342,443
Mondelez International Inc ‘A’	3,867	208,431
PepsiCo Inc	2,294	300,812
Pfizer Inc	13,275	575,073
Quanta Services Inc	4,323	165,095
The Procter & Gamble Co	5,068	555,706
Thermo Fisher Scientific Inc	828	243,167
Tyson Foods Inc ‘A’	2,115	170,765
UnitedHealth Group Inc	621	151,530

		4,323,681

Energy - 9.2%

Chevron Corp	4,246	528,372
ConocoPhillips	4,266	260,226
Diamondback Energy Inc	1,981	215,870
EOG Resources Inc	2,248	209,424
Helmerich & Payne Inc	2,851	144,318
Marathon Petroleum Corp	4,501	251,516
Phillips 66	1,928	180,345

		1,790,071

Financial - 25.8%

Alexandria Real Estate Equities Inc REIT	810	114,283
American Express Co	1,362	168,125
AvalonBay Communities Inc REIT	699	142,023
Bank of America Corp	20,502	594,558
Berkshire Hathaway Inc ‘B’ *	1,116	237,898
Boston Properties Inc REIT	1,876	242,004

	Shares	Value
Discover Financial Services	3,542	$274,824
E*TRADE Financial Corp	3,914	174,564
Equity LifeStyle Properties Inc REIT	1,118	135,658
Highwoods Properties Inc REIT	2,468	101,928
Intercontinental Exchange Inc	2,736	235,132
JPMorgan Chase & Co	6,616	739,669
Prologis Inc REIT	3,334	267,053
Prudential Financial Inc	2,329	235,229
State Street Corp	3,320	186,119
SunTrust Banks Inc	3,794	238,453
The Allstate Corp	1,710	173,890
The Charles Schwab Corp	4,545	182,664
The Hartford Financial Services Group Inc	5,242	292,084
The Travelers Cos Inc	1,171	175,088
Wells Fargo & Co	2,901	137,275

		5,048,521

Industrial - 9.5%

Caterpillar Inc	1,693	230,739
Honeywell International Inc	1,264	220,682
Ingersoll-Rand PLC	2,419	306,415
Lockheed Martin Corp	541	196,675
Northrop Grumman Corp	910	294,030
Owens Corning	2,584	150,389
Parker-Hannifin Corp	565	96,056
Waste Management Inc	3,098	357,416

		1,852,402

Technology - 5.5%

Broadcom Inc	1,144	329,312
Intel Corp	3,385	162,040
Microsoft Corp	1,572	210,585
ON Semiconductor Corp *	9,589	193,797
Oracle Corp	3,143	179,057

		1,074,791

Utilities - 5.3%

American Electric Power Co Inc	3,974	349,752
DTE Energy Co	2,081	266,118
Xcel Energy Inc	6,966	414,407

		1,030,277

Total Common Stocks (Cost $15,394,615)		19,001,662

SHORT-TERM INVESTMENT - 2.6%

Money Market Fund - 2.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	510,267	510,267

Total Short-Term Investment (Cost $510,267)		510,267

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP VALUE

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Value
TOTAL INVESTMENTS - 99.9% (Cost $15,904,882)	$19,511,929

OTHER ASSETS & LIABILITIES, NET - 0.1%	21,230

NET ASSETS - 100.0%	$19,533,159

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$19,001,662	$19,001,662	$—	$—
	Short-Term Investment	510,267	510,267	—	—

	Total	$19,511,929	$19,511,929	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.1%

Basic Materials - 2.8%

Allegheny Technologies Inc *	74,749	$1,883,675
Kaiser Aluminum Corp	29,604	2,889,646
Kraton Corp *	52,131	1,619,710
PolyOne Corp	48,868	1,533,966
Rogers Corp *	12,553	2,166,397

		10,093,394

Communications - 6.0%

CDW Corp	27,531	3,055,941
Ciena Corp *	77,876	3,203,040
LogMeIn Inc	27,512	2,027,084
NETGEAR Inc *	57,231	1,447,372
Sinclair Broadcast Group Inc ‘A’	73,188	3,925,072
Viavi Solutions Inc *	236,456	3,142,500
Vonage Holdings Corp *	255,706	2,897,149
Yelp Inc *	65,194	2,228,331

		21,926,489

Consumer, Cyclical - 10.3%

Aramark	91,740	3,308,144
BJ’s Restaurants Inc	58,519	2,571,325
BJ’s Wholesale Club Holdings Inc *	111,649	2,947,534
Bloomin’ Brands Inc	167,882	3,174,649
Capri Holdings Ltd *	44,816	1,554,219
Dine Brands Global Inc	30,565	2,918,041
G-III Apparel Group Ltd *	56,986	1,676,528
iRobot Corp *	28,459	2,607,983
Lithia Motors Inc ‘A’	16,661	1,978,994
SeaWorld Entertainment Inc *	122,033	3,783,023
SkyWest Inc	49,399	2,997,037
Sleep Number Corp *	63,781	2,576,115
Steven Madden Ltd	60,144	2,041,889
The Children’s Place Inc	17,175	1,638,152
Wolverine World Wide Inc	61,424	1,691,617

		37,465,250

Consumer, Non-Cyclical - 28.0%

Adtalem Global Education Inc *	58,501	2,635,470
Amedisys Inc *	24,817	3,013,032
Amicus Therapeutics Inc *	127,944	1,596,741
AMN Healthcare Services Inc *	34,191	1,854,862
BioScrip Inc *	206,681	537,371
BioTelemetry Inc *	30,602	1,473,486
Cardtronics PLC ‘A’ *	83,224	2,273,680
Central Garden & Pet Co ‘A’ *	66,725	1,644,104
Charles River Laboratories International Inc *	22,820	3,238,158
Encompass Health Corp	36,738	2,327,720
Euronet Worldwide Inc *	30,641	5,155,042
Green Dot Corp ‘A’ *	55,317	2,705,001
Harsco Corp *	88,387	2,425,339
Helen of Troy Ltd *	10,770	1,406,454
Hill-Rom Holdings Inc	40,066	4,191,705
Horizon Therapeutics PLC *	105,968	2,549,590
Hostess Brands Inc *	152,802	2,206,461
ICF International Inc	37,359	2,719,735
Insperity Inc	36,439	4,450,659

	Shares	Value
Ionis Pharmaceuticals Inc *	29,578	$1,900,978
J&J Snack Foods Corp	10,852	1,746,629
Jazz Pharmaceuticals PLC *	25,384	3,618,743
Lamb Weston Holdings Inc	50,326	3,188,655
LHC Group Inc *	27,553	3,294,788
LivaNova PLC *	28,949	2,083,170
LiveRamp Holdings Inc *	82,009	3,975,796
Myriad Genetics Inc *	58,694	1,630,519
Neurocrine Biosciences Inc *	24,794	2,093,357
Performance Food Group Co *	103,556	4,145,347
Post Holdings Inc *	15,173	1,577,537
PRA Health Sciences Inc *	27,206	2,697,475
Quanta Services Inc	84,094	3,211,550
Quidel Corp *	35,913	2,130,359
Service Corp International	91,694	4,289,445
Supernus Pharmaceuticals Inc *	54,297	1,796,688
Syneos Health Inc *	59,855	3,057,992
Teleflex Inc	7,529	2,493,228
The Cooper Cos Inc	12,740	4,291,979

		101,628,845

Energy - 3.1%

Diamondback Energy Inc	36,762	4,005,955
Helix Energy Solutions Group Inc *	204,005	1,760,563
Helmerich & Payne Inc	57,398	2,905,487
WPX Energy Inc *	225,579	2,596,414

		11,268,419

Financial - 21.9%

Aircastle Ltd	140,092	2,978,356
Alleghany Corp *	5,427	3,696,384
Blucora Inc *	70,354	2,136,651
Chemical Financial Corp	66,982	2,753,630
Deluxe Corp	56,770	2,308,268
Douglas Emmett Inc REIT	61,718	2,458,845
Equity LifeStyle Properties Inc REIT	31,780	3,856,185
Essent Group Ltd *	61,758	2,902,008
Everest Re Group Ltd	17,661	4,365,446
Highwoods Properties Inc REIT	42,616	1,760,041
Horace Mann Educators Corp	46,471	1,872,317
Hudson Pacific Properties Inc REIT	69,287	2,305,178
IBERIABANK Corp	49,125	3,726,131
Lamar Advertising Co ‘A’ REIT	52,418	4,230,657
Life Storage Inc REIT	29,776	2,831,102
Mid-America Apartment Communities Inc REIT	14,124	1,663,242
Old Republic International Corp	187,179	4,189,066
PacWest Bancorp	73,326	2,847,249
Piedmont Office Realty Trust Inc ‘A’ REIT	125,878	2,508,749
PS Business Parks Inc REIT	12,269	2,067,695
Radian Group Inc	130,450	2,980,783
Ryman Hospitality Properties Inc REIT	38,627	3,132,263
The Hanover Insurance Group Inc	31,182	4,000,651
Virtu Financial Inc ‘A’	137,852	3,002,417
Western Alliance Bancorp *	50,797	2,271,642
Wintrust Financial Corp	41,051	3,003,291
Zions Bancorp NA	79,972	3,677,113

		79,525,360

Industrial - 14.7%

Acuity Brands Inc	19,405	2,676,144
Aerojet Rocketdyne Holdings Inc *	85,988	3,849,683

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Altra Industrial Motion Corp	60,735	$2,179,172
American Woodmark Corp *	27,754	2,348,543
EMCOR Group Inc	43,023	3,790,326
EnPro Industries Inc	28,073	1,792,180
Generac Holdings Inc *	57,028	3,958,313
Graphic Packaging Holding Co	214,102	2,993,146
Hubbell Inc	13,541	1,765,746
ITT Inc	44,672	2,925,123
Kirby Corp *	24,400	1,927,600
MasTec Inc *	66,758	3,440,040
PerkinElmer Inc	28,337	2,729,987
Rexnord Corp *	57,028	1,723,386
Ryder System Inc	35,059	2,043,940
Sanmina Corp *	39,931	1,209,111
Sonoco Products Co	54,980	3,592,393
Spirit AeroSystems Holdings Inc ‘A’	24,660	2,006,584
SPX Corp *	81,702	2,697,800
US Concrete Inc *	32,653	1,622,528
US Ecology Inc	34,418	2,049,248

		53,320,993

Technology - 9.2%

Benefitfocus Inc *	39,422	1,070,307
Bottomline Technologies DE Inc *	68,880	3,047,251
CommVault Systems Inc *	41,965	2,082,303
Cornerstone OnDemand Inc *	25,886	1,499,576
j2 Global Inc	36,739	3,265,730
MKS Instruments Inc	20,375	1,587,009
Nuance Communications Inc *	78,433	1,252,575
Qualys Inc *	16,554	1,441,522
RealPage Inc *	56,184	3,306,428
Silicon Laboratories Inc *	35,791	3,700,789
SPS Commerce Inc *	35,586	3,637,245
Synopsys Inc *	27,521	3,541,677
Zebra Technologies Corp ‘A’ *	19,242	4,031,007

		33,463,419

Utilities - 2.1%

Black Hills Corp	38,593	3,016,815
CMS Energy Corp	37,418	2,166,876
Portland General Electric Co	48,447	2,624,374

		7,808,065

Total Common Stocks (Cost $317,145,910)		356,500,234

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	6,162,945	6,162,945

Total Short-Term Investment (Cost $6,162,945)		6,162,945

TOTAL INVESTMENTS - 99.8% (Cost $323,308,855)		362,663,179

OTHER ASSETS & LIABILITIES, NET - 0.2%		742,016

NET ASSETS - 100.0%		$363,405,195

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$356,500,234	$356,500,234	$—	$—
	Short-Term Investment	6,162,945	6,162,945	—	—

	Total	$362,663,179	$362,663,179	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.2%

Basic Materials - 3.4%

Allegheny Technologies Inc *	6,743	$169,924
Commercial Metals Co	5,388	96,176
Kraton Corp *	4,088	127,014
PolyOne Corp	3,959	124,273
Rogers Corp *	721	124,430

		641,817

Communications - 4.6%

NETGEAR Inc *	2,378	60,140
Perficient Inc *	4,224	144,968
Sinclair Broadcast Group Inc ‘A’	3,144	168,613
Viavi Solutions Inc *	14,046	186,671
Vonage Holdings Corp *	11,592	131,337
Yelp Inc *	5,502	188,058

		879,787

Consumer, Cyclical - 10.2%

BJ’s Restaurants Inc	2,848	125,141
BJ’s Wholesale Club Holdings Inc *	5,052	133,373
Bloomin’ Brands Inc	6,108	115,502
Callaway Golf Co	5,141	88,220
Del Taco Restaurants Inc *	8,314	106,586
Dine Brands Global Inc	1,686	160,962
G-III Apparel Group Ltd *	2,185	64,283
Lithia Motors Inc ‘A’	1,266	150,375
Marriott Vacations Worldwide Corp	1,672	161,181
SeaWorld Entertainment Inc *	4,033	125,023
SkyWest Inc	3,607	218,837
Sleep Number Corp *	3,380	136,518
Steven Madden Ltd	4,132	140,281
The Children’s Place Inc	1,490	142,116
Wolverine World Wide Inc	2,060	56,732

		1,925,130

Consumer, Non-Cyclical - 28.3%

Acadia Healthcare Co Inc *	4,034	140,988
Adtalem Global Education Inc *	3,721	167,631
Amedisys Inc *	1,905	231,286
Amicus Therapeutics Inc *	6,058	75,604
AMN Healthcare Services Inc *	3,080	167,090
Amphastar Pharmaceuticals Inc *	5,385	113,677
BioScrip Inc *	28,476	74,038
BioTelemetry Inc *	2,073	99,815
Cardtronics PLC ‘A’ *	4,647	126,956
Central Garden & Pet Co ‘A’ *	5,100	125,664
Edgewell Personal Care Co *	4,713	127,015
FibroGen Inc *	2,099	94,833
Green Dot Corp ‘A’ *	3,856	188,558
Harsco Corp *	8,785	241,060
Helen of Troy Ltd *	1,289	168,331
Horizon Therapeutics PLC *	9,295	223,638
Hostess Brands Inc *	10,303	148,775
ICF International Inc	2,138	155,646
Insperity Inc	2,182	266,509
J&J Snack Foods Corp	632	101,720
LHC Group Inc *	1,956	233,898
LivaNova PLC *	2,036	146,511
LiveRamp Holdings Inc *	4,589	222,475
Merit Medical Systems Inc *	4,109	244,732
Myriad Genetics Inc *	6,035	167,652

	Shares	Value
NuVasive Inc *	2,476	$144,945
Orthofix Medical Inc *	2,255	119,244
Performance Food Group Co *	4,822	193,025
Quidel Corp *	2,546	151,029
SP Plus Corp *	1,937	61,848
Supernus Pharmaceuticals Inc *	4,963	164,226
Syneos Health Inc *	3,405	173,961
Ultragenyx Pharmaceutical Inc *	1,348	85,598
Vanda Pharmaceuticals Inc *	7,445	104,900
Viad Corp	1,797	119,033

		5,371,911

Energy - 2.2%

Helix Energy Solutions Group Inc *	17,163	148,117
Magnolia Oil & Gas Corp ‘A’ *	12,259	141,959
PDC Energy Inc *	3,311	119,395

		409,471

Financial - 24.1%

Aircastle Ltd	8,234	175,055
Argo Group International Holdings Ltd	2,479	183,570
Armada Hoffler Properties Inc REIT	6,472	107,112
Blucora Inc *	2,624	79,691
BrightSphere Investment Group PLC	10,467	119,428
Cathay General Bancorp	4,055	145,615
CenterState Bank Corp	5,304	122,151
Chemical Financial Corp	3,044	125,139
Deluxe Corp	3,443	139,992
Enterprise Financial Services Corp	2,981	124,010
Essent Group Ltd *	2,496	117,287
First Industrial Realty Trust Inc REIT	6,509	239,141
First Interstate BancSystem Inc ‘A’	1,224	48,483
First Midwest Bancorp Inc	5,245	107,365
Heritage Insurance Holdings Inc	4,993	76,942
Home BancShares Inc	6,884	132,586
Horace Mann Educators Corp	3,550	143,030
IBERIABANK Corp	1,964	148,969
Invesco Mortgage Capital Inc REIT	6,195	99,863
Investors Bancorp Inc	13,874	154,695
Moelis & Co ‘A’	1,409	49,245
National Storage Affiliates Trust REIT	4,677	135,352
NexPoint Residential Trust Inc REIT	3,520	145,728
Old National Bancorp	8,683	144,051
Piedmont Office Realty Trust Inc ‘A’ REIT	7,098	141,463
PotlatchDeltic Corp REIT	2,715	105,831
PS Business Parks Inc REIT	1,293	217,909
Radian Group Inc	7,687	175,648
Ryman Hospitality Properties Inc REIT	2,327	188,696
Simmons First National Corp ‘A’	5,658	131,605
Stifel Financial Corp	2,479	146,410
Sunstone Hotel Investors Inc REIT	8,819	120,909
United Community Banks Inc	5,610	160,222
WSFS Financial Corp	2,986	123,322

		4,576,515

Industrial - 11.9%

Air Transport Services Group Inc *	5,671	138,372
Altra Industrial Motion Corp	5,219	187,258
American Woodmark Corp *	1,005	85,043
EMCOR Group Inc	2,501	220,338
EnerSys	1,946	133,301
Generac Holdings Inc *	1,977	137,224
MasTec Inc *	4,336	223,434
Rexnord Corp *	5,974	180,534
Saia Inc *	3,118	201,641

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
SPX Corp *	3,289	$108,603
Trinseo SA	2,361	99,965
Universal Forest Products Inc	3,361	127,920
US Concrete Inc *	2,124	105,542
US Ecology Inc	1,391	82,820
Vishay Intertechnology Inc	8,073	133,366
Werner Enterprises Inc	3,104	96,472

		2,261,833

Technology - 9.9%

Allscripts Healthcare Solutions Inc *	12,864	149,608
Benefitfocus Inc *	1,826	49,576
Bottomline Technologies DE Inc *	2,201	97,372
CommVault Systems Inc *	2,457	121,916
Cornerstone OnDemand Inc *	3,300	191,169
Glu Mobile Inc *	20,970	150,565
j2 Global Inc	2,177	193,514
Qualys Inc *	2,186	190,357
Silicon Laboratories Inc *	1,185	122,529
SPS Commerce Inc *	1,833	187,351
Verint Systems Inc *	4,432	238,353
Virtusa Corp *	2,722	120,938
Xperi Corp	3,330	68,565

		1,881,813

Utilities - 3.6%

ALLETE Inc	2,318	192,881
Black Hills Corp	2,586	202,148
Portland General Electric Co	1,782	96,531
Southwest Gas Holdings Inc	2,128	190,711

		682,271

Total Common Stocks (Cost $16,636,995)		18,630,548

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	296,519	296,519

Total Short-Term Investment (Cost $296,519)		296,519

TOTAL INVESTMENTS - 99.8% (Cost $16,933,514)		18,927,067

OTHER ASSETS & LIABILITIES, NET - 0.2%		45,000

NET ASSETS - 100.0%		$18,972,067

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$18,630,548	$18,630,548	$—	$—
	Short-Term Investment	296,519	296,519	—	—

	Total	$18,927,067	$18,927,067	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.1%

Basic Materials - 2.9%

Allegheny Technologies Inc *	5,868	$147,874
Commercial Metals Co	4,630	82,646
Kaiser Aluminum Corp	1,343	131,090
Kraton Corp *	4,994	155,164

		516,774

Communications - 2.8%

NETGEAR Inc *	3,789	95,824
Perficient Inc *	4,555	156,328
Viavi Solutions Inc *	9,568	127,159
Yelp Inc *	3,156	107,872

		487,183

Consumer, Cyclical - 8.7%

BJ’s Wholesale Club Holdings Inc *	5,694	150,322
Bloomin’ Brands Inc	7,144	135,093
Callaway Golf Co	5,022	86,178
Conn’s Inc *	3,127	55,723
Del Taco Restaurants Inc *	10,384	133,123
Designer Brands Inc ‘A’	8,878	170,191
Dine Brands Global Inc	1,574	150,270
G-III Apparel Group Ltd *	2,805	82,523
Marriott Vacations Worldwide Corp	1,503	144,889
SkyWest Inc	4,806	291,580
The Children’s Place Inc	1,411	134,581

		1,534,473

Consumer, Non-Cyclical - 15.7%

Aaron’s Inc	2,499	153,464
Acadia Healthcare Co Inc *	3,750	131,063
Adtalem Global Education Inc *	5,692	256,425
AngioDynamics Inc *	4,524	89,078
BioScrip Inc *	24,969	64,919
Central Garden & Pet Co ‘A’ *	6,382	157,252
CONMED Corp	2,402	205,539
Edgewell Personal Care Co *	5,072	136,690
Harsco Corp *	3,598	98,729
Helen of Troy Ltd *	1,628	212,600
Horizon Therapeutics PLC *	5,207	125,280
Hostess Brands Inc *	9,958	143,794
ICF International Inc	2,314	168,459
LivaNova PLC *	1,049	75,486
Magellan Health Inc *	1,149	85,290
Myriad Genetics Inc *	3,410	94,730
Orthofix Medical Inc *	2,471	130,666
SP Plus Corp *	6,057	193,400
Syneos Health Inc *	2,821	144,125
Viad Corp	1,577	104,460

		2,771,449

Energy - 4.0%

Exterran Corp *	4,903	69,721
Helix Energy Solutions Group Inc *	15,800	136,354
Jagged Peak Energy Inc *	10,456	86,471
Magnolia Oil & Gas Corp ‘A’ *	17,613	203,958
PDC Energy Inc *	5,773	208,174

		704,678

	Shares	Value
Financial - 40.0%
Agree Realty Corp REIT	1,829	$117,147
Aircastle Ltd	8,885	188,895
Argo Group International Holdings Ltd	2,580	191,049
Armada Hoffler Properties Inc REIT	7,327	121,262
Blucora Inc *	2,964	90,017
BrightSphere Investment Group PLC	10,033	114,476
Cadence BanCorp	6,825	141,960
Camden National Corp	2,661	122,060
Cathay General Bancorp	4,332	155,562
CenterState Bank Corp	6,524	150,248
Chemical Financial Corp	3,837	157,739
Deluxe Corp	3,270	132,958
Enterprise Financial Services Corp	2,887	120,099
Essent Group Ltd *	3,405	160,001
First Bancorp	4,544	165,492
First Industrial Realty Trust Inc REIT	7,737	284,257
First Interstate BancSystem Inc ‘A’	4,572	181,097
First Midwest Bancorp Inc	7,043	144,170
Heritage Financial Corp	3,584	105,871
Heritage Insurance Holdings Inc	3,951	60,885
Hilltop Holdings Inc	7,187	152,867
Home BancShares Inc	6,528	125,729
Horace Mann Educators Corp	2,763	111,321
Horizon Bancorp Inc	6,783	110,834
IBERIABANK Corp	3,129	237,335
Invesco Mortgage Capital Inc REIT	16,533	266,512
Investors Bancorp Inc	15,056	167,874
MFA Financial Inc REIT	29,933	214,919
National Storage Affiliates Trust REIT	6,864	198,644
NexPoint Residential Trust Inc REIT	5,013	207,538
Old National Bancorp	8,051	133,566
Old Second Bancorp Inc	7,912	101,036
Piedmont Office Realty Trust Inc ‘A’ REIT	10,517	209,604
PotlatchDeltic Corp REIT	3,732	145,473
PS Business Parks Inc REIT	1,495	251,952
QCR Holdings Inc	2,631	91,743
Radian Group Inc	8,948	204,462
Ryman Hospitality Properties Inc REIT	3,521	285,518
Sandy Spring Bancorp Inc	2,535	88,421
Simmons First National Corp ‘A’	5,442	126,581
Stifel Financial Corp	2,782	164,305
Sunstone Hotel Investors Inc REIT	15,963	218,853
United Community Banks Inc	5,592	159,708
WSFS Financial Corp	4,005	165,407

		7,045,447

Industrial - 12.5%

Altra Industrial Motion Corp	3,956	141,941
Astronics Corp *	3,976	159,915
Belden Inc	1,432	85,304
EMCOR Group Inc	2,671	235,315
EnerSys	1,793	122,821
Knowles Corp *	8,086	148,055
MasTec Inc *	1,805	93,012
MYR Group Inc *	3,186	118,997
Rexnord Corp *	5,002	151,160
Sanmina Corp *	6,911	209,265
TriMas Corp *	5,678	175,848
Trinseo SA	3,116	131,931
Universal Forest Products Inc	5,099	194,068
Vishay Intertechnology Inc	6,669	110,172
Werner Enterprises Inc	4,214	130,971

		2,208,775

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value

Technology - 5.1%

Allscripts Healthcare Solutions Inc *	12,550	$145,957
CACI International Inc ‘A’ *	739	151,192
CSG Systems International Inc	3,760	183,601
Insight Enterprises Inc *	3,017	175,589
Verint Systems Inc *	4,561	245,291

		901,630

Utilities - 6.4%

ALLETE Inc	3,536	294,231
Black Hills Corp	3,382	264,371
Portland General Electric Co	5,464	295,985
Southwest Gas Holdings Inc	3,051	273,431

		1,128,018

Total Common Stocks (Cost $15,419,985)		17,298,427

EXCHANGE-TRADED FUND - 0.1%

iShares Russell 2000 Value	145	17,473

Total Exchange-Traded Fund (Cost $12,482)		17,473

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	309,163	309,163

Total Short-Term Investment (Cost $309,163)		309,163

TOTAL INVESTMENTS - 99.9% (Cost $15,741,630)		17,625,063

OTHER ASSETS & LIABILITIES, NET - 0.1%		9,703

NET ASSETS - 100.0%		$17,634,766

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$17,298,427	$17,298,427	$—	$—
	Exchange-Traded Fund	17,473	17,473	—	—
	Short-Term Investment	309,163	309,163	—	—

	Total	$17,625,063	$17,625,063	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP GROWTH

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.9%

Basic Materials - 2.8%

Kaiser Aluminum Corp	3,425	$334,314
PolyOne Corp	9,691	304,200
Rogers Corp *	1,849	319,100

		957,614

Communications - 7.0%

NETGEAR Inc *	10,593	267,897
Shutterfly Inc *	8,156	412,286
Sinclair Broadcast Group Inc ‘A’	7,264	389,568
Viavi Solutions Inc *	31,555	419,366
Vonage Holdings Corp *	44,465	503,788
Yelp Inc *	11,386	389,173

		2,382,078

Consumer, Cyclical - 13.9%

BJ’s Restaurants Inc	7,282	319,971
BJ’s Wholesale Club Holdings Inc *	18,494	488,242
Bloomin’ Brands Inc	20,303	383,930
Dine Brands Global Inc	3,752	358,203
G-III Apparel Group Ltd *	10,196	299,966
iRobot Corp *	3,059	280,327
Lithia Motors Inc ‘A’	3,703	439,842
SeaWorld Entertainment Inc *	15,485	480,035
Shake Shack Inc ‘A’ *	6,211	448,434
Sleep Number Corp *	7,355	297,068
Steven Madden Ltd	9,778	331,963
The Children’s Place Inc	3,408	325,055
Wolverine World Wide Inc	9,934	273,582

		4,726,618

Consumer, Non-Cyclical - 35.6%

Aaron’s Inc	4,955	304,287
Acadia Healthcare Co Inc *	9,724	339,854
Amedisys Inc *	3,234	392,640
Amicus Therapeutics Inc *	26,173	326,639
AMN Healthcare Services Inc *	6,599	357,996
Amphastar Pharmaceuticals Inc *	9,432	199,110
Avanos Medical Inc *	5,585	243,562
BioScrip Inc *	57,287	148,946
BioTelemetry Inc *	6,181	297,615
Cardtronics PLC ‘A’ *	14,266	389,747
Chegg Inc *	13,586	524,284
Esperion Therapeutics Inc *	5,586	259,861
FibroGen Inc *	6,425	290,282
Green Dot Corp ‘A’ *	8,295	405,625
Harsco Corp *	13,835	379,632
Heron Therapeutics Inc *	12,842	238,733
Horizon Therapeutics PLC *	27,536	662,516
Insperity Inc	4,133	504,805
iRhythm Technologies Inc *	4,644	367,248
J&J Snack Foods Corp	2,149	345,882
LHC Group Inc *	4,266	510,128
LivaNova PLC *	4,908	353,180
LiveRamp Holdings Inc *	6,998	339,263
Merit Medical Systems Inc *	6,605	393,394
Myriad Genetics Inc *	11,035	306,552
NuVasive Inc *	4,819	282,104
Orthofix Medical Inc *	6,171	326,322
Performance Food Group Co *	12,765	510,983
PTC Therapeutics Inc *	5,798	260,910

	Shares	Value

Quidel Corp *	6,755	$400,707
Revance Therapeutics Inc *	9,217	119,544
Supernus Pharmaceuticals Inc *	11,066	366,174
Syneos Health Inc *	7,161	365,855
Ultragenyx Pharmaceutical Inc *	5,827	370,015
Vanda Pharmaceuticals Inc *	13,460	189,651

		12,074,046

Energy - 0.6%

Matador Resources Co *	10,157	201,921

Financial - 7.1%

Blucora Inc *	12,425	377,347
BrightSphere Investment Group PLC	17,450	199,105
Deluxe Corp	8,969	364,680
Essent Group Ltd *	9,016	423,662
Pacific Premier Bancorp Inc	7,159	221,070
PS Business Parks Inc REIT	2,389	402,618
Ryman Hospitality Properties Inc REIT	5,177	419,803

		2,408,285

Industrial - 14.2%

Aerojet Rocketdyne Holdings Inc *	9,149	409,601
American Woodmark Corp *	3,818	323,079
Astronics Corp *	7,894	317,497
EnPro Industries Inc	4,660	297,494
Generac Holdings Inc *	7,763	538,830
Masonite International Corp *	4,629	243,856
MasTec Inc *	7,928	408,530
MYR Group Inc *	6,605	246,697
Saia Inc *	5,077	328,330
SPX Corp *	13,441	443,822
Tetra Tech Inc	5,753	451,898
Trinseo SA	5,016	212,377
US Concrete Inc *	5,073	252,077
US Ecology Inc	5,680	338,187

		4,812,275

Technology - 16.7%

Allscripts Healthcare Solutions Inc *	33,322	387,535
Benefitfocus Inc *	6,463	175,470
Bottomline Technologies DE Inc *	10,381	459,255
Cloudera Inc *	31,076	163,460
CommVault Systems Inc *	6,454	320,247
Cornerstone OnDemand Inc *	9,946	576,172
Glu Mobile Inc *	61,618	442,417
j2 Global Inc	6,670	592,896
Lumentum Holdings Inc *	5,635	300,965
MaxLinear Inc *	8,983	210,562
Qualys Inc *	4,360	379,669
RealPage Inc *	4,556	268,121
Silicon Laboratories Inc *	4,379	452,789
SPS Commerce Inc *	3,865	395,042
Virtusa Corp *	7,523	334,247
Xperi Corp	10,464	215,454

		5,674,301

Total Common Stocks (Cost $27,819,848)		33,237,138

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	583,650	$583,650

Total Short-Term Investment (Cost $583,650)		583,650

TOTAL INVESTMENTS - 99.6% (Cost $28,403,498)		33,820,788

OTHER ASSETS & LIABILITIES, NET - 0.4%		150,354

NET ASSETS - 100.0%		$33,971,142

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$33,237,138	$33,237,138	$—	$—
	Short-Term Investment	583,650	583,650	—	—

	Total	$33,820,788	$33,820,788	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.8%

Basic Materials - 0.4%

Codexis Inc *	3,516	$64,800

Communications - 15.7%

Acacia Communications Inc *	2,848	134,311
Anaplan Inc *	2,904	146,565
Cargurus Inc *	5,462	197,233
Etsy Inc *	4,305	264,198
Jumia Technologies AG ADR (Germany) *	3,874	102,351
Mimecast Ltd *	4,287	200,246
Okta Inc *	1,583	195,516
Pagerduty Inc *	916	43,098
RingCentral Inc ‘A’ *	1,153	132,503
Roku Inc *	2,189	198,279
Stitch Fix Inc ‘A’ *	5,337	170,731
The RealReal Inc *	3,603	104,127
The Trade Desk Inc ‘A’ *	1,001	228,008
Wix.com Ltd (Israel) *	1,389	197,377
World Wrestling Entertainment Inc ‘A’	1,744	125,934
Zscaler Inc *	2,099	160,867

		2,601,344

Consumer, Cyclical - 8.6%

BJ’s Wholesale Club Holdings Inc *	6,414	169,330
Fox Factory Holding Corp *	3,145	259,494
iRobot Corp *	1,689	154,780
Malibu Boats Inc ‘A’ *	4,244	164,879
Planet Fitness Inc ‘A’ *	4,509	326,632
The Lovesac Co *	2,179	67,701
YETI Holdings Inc *	9,428	272,941

		1,415,757

Consumer, Non-Cyclical - 41.9%

Adaptive Biotechnologies Corp *	1,381	66,702
Agios Pharmaceuticals Inc *	1,024	51,077
Allogene Therapeutics Inc *	2,271	60,976
Amarin Corp PLC ADR (Ireland) *	5,395	104,609
Argenx SE ADR (Netherlands) *	1,536	217,467
Audentes Therapeutics Inc *	2,588	97,982
Avalara Inc *	2,709	195,590
Blueprint Medicines Corp *	2,835	267,426
Bridgebio Pharma Inc *	2,877	77,593
Bright Horizons Family Solutions Inc *	1,774	267,643
Calavo Growers Inc	1,432	138,532
CareDx Inc *	7,373	265,354
Chegg Inc *	8,371	323,037
Coherus Biosciences Inc *	10,137	224,028
Denali Therapeutics Inc *	6,076	126,138
Glaukos Corp *	4,695	354,003
Grand Canyon Education Inc *	1,792	209,700
Guardant Health Inc *	2,467	212,976
GW Pharmaceuticals PLC ADR (United Kingdom) *	1,204	207,558
Insperity Inc	2,679	327,213
Inspire Medical Systems Inc *	3,785	229,560
Insulet Corp *	902	107,681
Invitae Corp *	4,308	101,238
iRhythm Technologies Inc *	2,308	182,517
Masimo Corp *	1,303	193,912
Mirati Therapeutics Inc *	1,667	171,701
Myovant Sciences Ltd *	5,347	48,390

	Shares	Value
Nevro Corp *	1,312	$85,057
Paylocity Holding Corp *	1,969	184,732
Penumbra Inc *	1,678	268,480
Repligen Corp *	3,892	334,517
Sage Therapeutics Inc *	877	160,570
Sarepta Therapeutics Inc *	550	83,572
Strategic Education Inc	940	167,320
Tactile Systems Technology Inc *	1,679	95,569
Tandem Diabetes Care Inc *	6,035	389,378
Teladoc Health Inc *	1,281	85,071
uniQure NV (Netherlands) *	2,986	233,356

		6,918,225

Financial - 3.4%

CenterState Bank Corp	3,316	76,367
eHealth Inc *	2,493	214,647
Evercore Inc ‘A’	826	73,159
Goosehead Insurance Inc ‘A’	1,490	71,222
Webster Financial Corp	1,580	75,477
Western Alliance Bancorp *	987	44,139

		555,011

Industrial - 8.0%

Alarm.com Holdings Inc *	1,261	67,464
Axon Enterprise Inc *	2,893	185,760
Cactus Inc ‘A’ *	5,023	166,362
Chart Industries Inc *	2,006	154,221
Generac Holdings Inc *	4,074	282,776
Novanta Inc *	929	87,605
NV5 Global Inc *	1,596	129,914
RBC Bearings Inc *	956	159,470
Trex Co Inc *	1,192	85,466

		1,319,038

Technology - 19.8%

Alteryx Inc ‘A’ *	2,833	309,137
Appian Corp *	3,920	141,394
Coupa Software Inc *	2,311	292,596
Cubic Corp	919	59,257
Elastic NV *	1,376	102,732
Everbridge Inc *	4,764	425,997
Five9 Inc *	6,329	324,614
Globant SA (Argentina) *	1,976	199,675
HubSpot Inc *	923	157,390
Inphi Corp *	4,517	226,302
Monolithic Power Systems Inc	750	101,835
New Relic Inc *	1,127	97,497
Paycom Software Inc *	563	127,643
Semtech Corp *	2,595	124,690
SVMK Inc *	4,627	76,392
Twilio Inc ‘A’ *	1,430	194,980
Upland Software Inc *	1,661	75,625
Verra Mobility Corp *	12,209	159,816
Yext Inc *	3,608	72,485

		3,270,057

Total Common Stocks (Cost $11,502,833)		16,144,232

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 3.9%

Money Market Fund - 3.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	644,296	$644,296

Total Short-Term Investment (Cost $644,296)		644,296

TOTAL INVESTMENTS - 101.7% (Cost $12,147,129)		16,788,528

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(274,597)

NET ASSETS - 100.0%		$16,513,931

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$16,144,232	$16,144,232	$—	$—
	Short-Term Investment	644,296	644,296	—	—

	Total	$16,788,528	$16,788,528	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.3%

Basic Materials - 1.5%

The Sherwin-Williams Co	6,151	$2,818,942

Communications - 18.5%

Alibaba Group Holding Ltd ADR (China) *	3,847	651,874
Alphabet Inc ‘A’ *	6,067	6,569,348
Alphabet Inc ‘C’ *	2,666	2,881,706
Amazon.com Inc *	5,974	11,312,546
Booking Holdings Inc *	155	290,580
Charter Communications Inc ‘A’ *	4,160	1,643,949
Comcast Corp ‘A’	31,315	1,323,998
Facebook Inc ‘A’ *	27,520	5,311,360
Netflix Inc *	11,000	4,040,520
Spotify Technology SA *	2,426	354,730

		34,380,611

Consumer, Cyclical - 7.1%

Chipotle Mexican Grill Inc *	1,163	852,339
Costco Wholesale Corp	5,689	1,503,375
Dollar General Corp	7,284	984,505
Dollar Tree Inc *	10,623	1,140,804
Hilton Worldwide Holdings Inc	9,170	896,276
Lululemon Athletica Inc *	3,535	637,042
Marriott International Inc ‘A’	11,579	1,624,418
NIKE Inc ‘B’	27,213	2,284,531
Ross Stores Inc	18,795	1,862,960
Starbucks Corp	12,038	1,009,146
Wynn Resorts Ltd	2,723	337,625

		13,133,021

Consumer, Non-Cyclical - 26.3%

Abbott Laboratories	26,672	2,243,115
Boston Scientific Corp *	47,798	2,054,358
Colgate-Palmolive Co	29,627	2,123,367
Constellation Brands Inc ‘A’	7,558	1,488,473
CoStar Group Inc *	589	326,341
Danaher Corp	29,515	4,218,284
Edwards Lifesciences Corp *	6,879	1,270,826
Elanco Animal Health Inc *	10,590	357,942
Eli Lilly & Co	8,598	952,572
FleetCor Technologies Inc *	7,436	2,088,401
Global Payments Inc	18,028	2,886,824
IHS Markit Ltd *	6,302	401,563
Illumina Inc *	2,623	965,657
Medtronic PLC	29,835	2,905,631
Monster Beverage Corp *	5,524	352,597
PayPal Holdings Inc *	21,429	2,452,763
Pernod Ricard SA (France)	2,494	459,336
Philip Morris International Inc	6,028	473,379
Square Inc ‘A’ *	8,201	594,819
Stryker Corp	5,881	1,209,016
The Estee Lauder Cos Inc ‘A’	8,175	1,496,924
Thermo Fisher Scientific Inc	17,829	5,236,021
Total System Services Inc	8,815	1,130,700
TransUnion	14,588	1,072,364
Verisk Analytics Inc	21,678	3,174,960
Vertex Pharmaceuticals Inc *	10,485	1,922,739
Worldpay Inc ‘A’ *	13,930	1,707,122

	Shares	Value
Zoetis Inc	28,691	$3,256,142

		48,822,236

Energy - 0.4%

Pioneer Natural Resources Co	4,757	731,912

Financial - 13.7%

American Tower Corp REIT	15,948	3,260,569
Aon PLC	15,838	3,056,417
Intercontinental Exchange Inc	18,001	1,547,006
Mastercard Inc ‘A’	29,608	7,832,204
The Charles Schwab Corp	9,587	385,302
Visa Inc ‘A’	54,111	9,390,964

		25,472,462

Industrial - 7.5%

AMETEK Inc	18,270	1,659,647
Amphenol Corp ‘A’	17,627	1,691,134
Canadian Pacific Railway Ltd (Canada)	7,569	1,780,532
FLIR Systems Inc	6,929	374,859
Fortive Corp	14,597	1,189,947
Roper Technologies Inc	7,219	2,644,031
Union Pacific Corp	12,374	2,092,567
Vulcan Materials Co	18,732	2,572,091

		14,004,808

Technology - 24.3%

Adobe Inc *	28,256	8,325,630
Analog Devices Inc	8,800	993,256
Apple Inc	13,512	2,674,295
Electronic Arts Inc *	22,150	2,242,909
Fidelity National Information Services Inc	16,454	2,018,577
Fiserv Inc *	45,215	4,121,799
Intuit Inc	13,193	3,447,727
Microsoft Corp	100,835	13,507,857
MSCI Inc	9,909	2,366,170
PTC Inc *	4,486	402,663
salesforce.com Inc *	25,963	3,939,366
Take-Two Interactive Software Inc *	10,140	1,151,194

		45,191,443

Total Common Stocks (Cost $92,346,831)		184,555,435

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	1,409,833	1,409,833

Total Short-Term Investment (Cost $1,409,833)		1,409,833

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Value

TOTAL INVESTMENTS - 100.1% (Cost $93,756,664)	$185,965,268

OTHER ASSETS & LIABILITIES, NET - (0.1%)	(218,532)

NET ASSETS – 100.0%	$185,746,736

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,818,942	$2,818,942	$—	$—
	Communications	34,380,611	34,380,611	—	—
	Consumer, Cyclical	13,133,021	13,133,021	—	—
	Consumer, Non-Cyclical	48,822,236	48,362,900	459,336	—
	Energy	731,912	731,912	—	—
	Financial	25,472,462	25,472,462	—	—
	Industrial	14,004,808	14,004,808	—	—
	Technology	45,191,443	45,191,443	—	—

	Total Common Stocks	184,555,435	184,096,099	459,336	—

	Short-Term Investment	1,409,833	1,409,833	—	—

	Total	$185,965,268	$185,505,932	$459,336	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.6%

Basic Materials - 3.4%

Air Products & Chemicals Inc	15,441	$3,495,379
PPG Industries Inc	20,540	2,397,223

		5,892,602

Communications - 14.6%

AT&T Inc	92,858	3,111,672
Charter Communications Inc ‘A’ *	11,313	4,470,671
Comcast Corp ‘A’	137,752	5,824,155
DISH Network Corp ‘A’ *	89,859	3,451,484
Fox Corp ‘B’	60,345	2,204,403
Motorola Solutions Inc	36,348	6,060,302

		25,122,687

Consumer, Cyclical - 2.1%

The Home Depot Inc	17,490	3,637,395

Consumer, Non-Cyclical - 18.2%

AmerisourceBergen Corp	23,624	2,014,182
Amgen Inc	11,153	2,055,275
Anheuser-Busch InBev SA/NV ADR (Belgium)	34,956	3,093,956
Anthem Inc	16,021	4,521,286
CVS Health Corp	31,996	1,743,462
Johnson & Johnson	25,250	3,516,820
Merck & Co Inc	52,088	4,367,579
Novartis AG ADR (Switzerland)	21,521	1,965,083
Pfizer Inc	55,280	2,394,730
Philip Morris International Inc	34,478	2,707,557
UnitedHealth Group Inc	12,021	2,933,244

		31,313,174

Energy - 7.8%

Chevron Corp	28,115	3,498,631
Exxon Mobil Corp	37,797	2,896,384
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	36,814	2,395,487
Schlumberger Ltd	33,699	1,339,198
Suncor Energy Inc (Canada)	107,200	3,340,352

		13,470,052

Financial - 28.2%

American Express Co	37,092	4,578,636
American Tower Corp REIT	24,109	4,929,085
Bank of America Corp	164,277	4,764,033
Berkshire Hathaway Inc ‘B’ *	12,520	2,668,888
Capital One Financial Corp	22,865	2,074,770
JPMorgan Chase & Co	72,014	8,051,165
Marsh & McLennan Cos Inc	31,766	3,168,659
MetLife Inc	35,562	1,766,365
The Bank of New York Mellon Corp	35,927	1,586,177
The Charles Schwab Corp	48,300	1,941,177
The Progressive Corp	28,315	2,263,218
The Travelers Cos Inc	18,888	2,824,134
US Bancorp	89,959	4,713,852
Wells Fargo & Co	68,546	3,243,597

		48,573,756

	Shares	Value

Industrial - 15.5%

Deere & Co	15,840	$2,624,846
Honeywell International Inc	29,332	5,121,074
Illinois Tool Works Inc	27,555	4,155,570
Martin Marietta Materials Inc	11,586	2,666,054
TE Connectivity Ltd	48,197	4,616,309
United Parcel Service Inc ‘B’	29,055	3,000,510
United Technologies Corp	34,007	4,427,711

		26,612,074

Technology - 5.9%

Microsoft Corp	40,280	5,395,909
Oracle Corp	64,087	3,651,036
Xerox Corp	33,871	1,199,372

		10,246,317

Utilities - 1.9%

Sempra Energy	23,296	3,201,802

Total Common Stocks (Cost $90,330,313)		168,069,859

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	1,511,992	1,511,992

Total Short-Term Investment (Cost $1,511,992)		1,511,992

TOTAL INVESTMENTS - 98.5% (Cost $91,842,305)		169,581,851

OTHER ASSETS & LIABILITIES, NET - 1.5%		2,588,160

NET ASSETS - 100.0%		$172,170,011

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$168,069,859	$168,069,859	$—	$—
	Short-Term Investment	1,511,992	1,511,992	—	—

	Total	$169,581,851	$169,581,851	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.0%

Basic Materials - 2.3%

Eastman Chemical Co	1,275	$99,233
Huntsman Corp	3,950	80,738
The Chemours Co	2,200	52,800

		232,771

Communications - 6.8%

Discovery Inc ‘A’ *	4,315	132,471
eBay Inc	2,876	113,602
GrubHub Inc *	1,620	126,344
LogMeIn Inc	1,100	81,048
RingCentral Inc ‘A’ *	1,500	172,380
Viacom Inc ‘B’	2,277	68,014

		693,859

Consumer, Cyclical - 9.3%

Alaska Air Group Inc	1,700	108,647
Aramark	3,200	115,392
Best Buy Co Inc	1,350	94,136
Capri Holdings Ltd *	1,700	58,956
Lululemon Athletica Inc *	875	157,684
Pool Corp	825	157,575
PVH Corp	1,235	116,880
Royal Caribbean Cruises Ltd	1,175	142,422

		951,692

Consumer, Non-Cyclical - 25.3%

Amicus Therapeutics Inc *	6,225	77,688
Booz Allen Hamilton Holding Corp	2,700	178,767
Euronet Worldwide Inc *	1,128	189,775
General Mills Inc	1,625	85,345
Hill-Rom Holdings Inc	1,200	125,544
Horizon Therapeutics PLC *	3,600	86,616
Ionis Pharmaceuticals Inc *	2,000	128,540
Jazz Pharmaceuticals PLC *	825	117,612
Lamb Weston Holdings Inc	2,265	143,510
ManpowerGroup Inc	1,375	132,825
MarketAxess Holdings Inc	430	138,211
Neurocrine Biosciences Inc *	1,450	122,423
Post Holdings Inc *	1,400	145,558
Quanta Services Inc	2,790	106,550
Service Corp International	4,100	191,798
Syneos Health Inc *	2,500	127,725
Teleflex Inc	500	165,575
The Cooper Cos Inc	600	202,134
Tyson Foods Inc ‘A’	1,600	129,184

		2,595,380

Energy - 5.0%

Diamondback Energy Inc	1,230	134,033
Helmerich & Payne Inc	1,575	79,726
Marathon Petroleum Corp	1,956	109,301
Pioneer Natural Resources Co	770	118,472
WPX Energy Inc *	6,386	73,503

		515,035

Financial - 20.8%

Air Lease Corp	1,935	79,993
Alleghany Corp *	300	204,333

	Shares	Value

AvalonBay Communities Inc REIT	625	$126,988
Boston Properties Inc REIT	1,050	135,450
Discover Financial Services	1,850	143,541
Douglas Emmett Inc REIT	3,200	127,488
E*TRADE Financial Corp	2,668	118,993
Equity LifeStyle Properties Inc REIT	945	114,666
Everest Re Group Ltd	500	123,590
Highwoods Properties Inc REIT	2,700	111,510
Hudson Pacific Properties Inc REIT	3,500	116,445
Mid-America Apartment Communities Inc REIT	1,066	125,532
Raymond James Financial Inc	1,400	118,370
Ryman Hospitality Properties Inc REIT	1,261	102,254
SunTrust Banks Inc	2,600	163,410
Western Alliance Bancorp *	2,000	89,440
Zions Bancorp NA	2,800	128,744

		2,130,747

Industrial - 12.0%

Acuity Brands Inc	750	103,433
Graphic Packaging Holding Co	5,700	79,686
Hubbell Inc	850	110,840
Ingersoll-Rand PLC	1,355	171,638
ITT Inc	1,800	117,864
Kirby Corp *	1,400	110,600
PerkinElmer Inc	1,300	125,242
Spirit AeroSystems Holdings Inc ‘A’	1,175	95,610
Stanley Black & Decker Inc	1,000	144,610
Waste Management Inc	1,500	173,055

		1,232,578

Technology - 11.3%

Analog Devices Inc	1,465	165,355
DXC Technology Co	2,021	111,458
Nuance Communications Inc *	6,500	103,805
NXP Semiconductors NV (Netherlands)	1,024	99,953
PTC Inc *	1,200	107,712
RealPage Inc *	1,800	105,930
Synopsys Inc *	1,580	203,330
Take-Two Interactive Software Inc *	1,200	136,236
Zebra Technologies Corp ‘A’ *	630	131,979

		1,165,758

Utilities - 5.2%

Ameren Corp	2,530	190,028
CMS Energy Corp	3,300	191,103
Public Service Enterprise Group Inc	2,671	157,108

		538,239

Total Common Stocks (Cost $9,202,112)		10,056,059

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	178,269	178,269

Total Short-Term Investment (Cost $178,269)		178,269

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Value

TOTAL INVESTMENTS - 99.7% (Cost $9,380,381)	$10,234,328

OTHER ASSETS & LIABILITIES, NET - 0.3%	31,155

NET ASSETS - 100.0%	$10,265,483

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$10,056,059	$10,056,059	$—	$—
	Short-Term Investment	178,269	178,269	—	—

	Total	$10,234,328	$10,234,328	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 42.6%

Basic Materials - 0.7%

Anglo American Capital PLC (South Africa) 4.125% due 04/15/21 ~	$1,600,000	$1,637,188
DuPont de Nemours Inc 3.628% (USD LIBOR + 1.110%) due 11/15/23 §	5,000,000	5,047,281
Glencore Funding LLC (Switzerland) 3.000% due 10/27/22 ~	1,600,000	1,613,024

		8,297,493

Communications - 2.1%

AT&T Inc 3.000% due 06/30/22	3,200,000	3,255,928
3.253% (USD LIBOR + 0.950%) due 07/15/21 §	1,800,000	1,816,313
3.616% (USD LIBOR + 1.180%) due 06/12/24 §	3,750,000	3,799,818
Comcast Corp 3.450% due 10/01/21	2,500,000	2,572,639
Discovery Communications LLC 3.097% (USD LIBOR + 0.710%) due 09/20/19 §	1,023,000	1,024,163
eBay Inc 3.800% due 03/09/22	3,060,000	3,168,091
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,925,000	2,932,313
Verizon Communications Inc 3.410% (USD LIBOR + 1.000%) due 03/16/22 §	4,800,000	4,874,308

		23,443,573

Consumer, Cyclical - 4.8%

Alimentation Couche-Tard Inc (Canada) 2.350% due 12/13/19 ~	4,200,000	4,195,665
2.700% due 07/26/22 ~	2,000,000	2,003,985
Daimler Finance North America LLC (Germany) 2.300% due 02/12/21 ~	4,500,000	4,483,268
2.973% (USD LIBOR + 0.450%) due 02/22/21 § ~	1,500,000	1,499,668
3.750% due 11/05/21 ~	2,900,000	2,973,982
Ford Motor Credit Co LLC 2.681% due 01/09/20	3,200,000	3,198,386
3.336% due 03/18/21	2,000,000	2,009,193
3.656% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	3,131,726
General Motors Financial Co Inc 3.640% (USD LIBOR + 1.310%) due 06/30/22 §	1,700,000	1,699,969
4.200% due 03/01/21	3,000,000	3,067,538
Marriott International Inc 3.103% (USD LIBOR + 0.650%) due 03/08/21 §	3,000,000	3,009,199
Nissan Motor Acceptance Corp 2.650% due 07/13/22 ~	2,033,000	2,027,437
2.953% (USD LIBOR + 0.650%) due 07/13/22 § ~	1,700,000	1,692,093
3.016% (USD LIBOR + 0.630%) due 09/21/21 § ~	2,500,000	2,500,101
Toyota Motor Credit Corp 2.933% (USD LIBOR + 0.480%) due 09/08/22 §	3,500,000	3,505,113

	Principal Amount	Value

Volkswagen Group of America Finance LLC (Germany)	$5,000,000	$5,106,343
3.875% due 11/13/20 ~
Walmart Inc 2.850% due 07/08/24	3,700,000	3,819,650
3.400% due 06/26/23	3,050,000	3,204,778

		53,128,094

Consumer, Non-Cyclical - 7.2%

Altria Group Inc 3.490% due 02/14/22	1,650,000	1,696,990
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	1,954,000	1,964,850
3.300% due 02/01/23	3,416,000	3,526,506
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 01/12/24	1,300,000	1,358,150
AstraZeneca PLC (United Kingdom) 3.190% (USD LIBOR + 0.665%) due 08/17/23 §	2,400,000	2,393,489
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	2,500,000	2,507,492
BAT International Finance PLC (United Kingdom) 3.500% due 06/15/22 ~	3,200,000	3,273,072
Bayer US Finance II LLC (Germany) 3.420% (USD LIBOR + 1.010%) due 12/15/23 § ~	2,000,000	1,965,360
3.500% due 06/25/21 ~	1,750,000	1,775,444
Bristol-Myers Squibb Co 2.900% due 07/26/24 ~	2,100,000	2,147,490
2.905% (USD LIBOR + 0.380%) due 05/16/22 § ~	1,350,000	1,353,734
Cigna Corp 3.193% (USD LIBOR + 0.890%) due 07/15/23 § ~	5,450,000	5,449,083
3.200% due 09/17/20 ~	8,000,000	8,073,654
Conagra Brands Inc 3.342% (USD LIBOR + 0.750%) due 10/22/20 §	2,000,000	2,000,417
Constellation Brands Inc 3.218% (USD LIBOR + 0.700%) due 11/15/21 §	2,500,000	2,501,389
Danone SA (France) 2.077% due 11/02/21 ~	2,500,000	2,483,786
General Mills Inc 3.598% (USD LIBOR + 1.010%) due 10/17/23 §	7,061,000	7,135,346
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	4,200,000	4,211,984
Keurig Dr Pepper Inc 3.551% due 05/25/21	7,000,000	7,149,976
Moody’s Corp 3.250% due 06/07/21	3,000,000	3,042,591
Nestle Holdings Inc 3.350% due 09/24/23 ~	3,000,000	3,126,302
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	2,347,000	2,363,222
Smithfield Foods Inc 3.350% due 02/01/22 ~	2,500,000	2,494,554
UnitedHealth Group Inc 2.375% due 10/15/22	4,400,000	4,412,998
3.350% due 07/15/22	2,300,000	2,377,881

		80,785,760

Energy - 1.8%

Andeavor Logistics LP 3.500% due 12/01/22	1,606,000	1,644,692

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Energy Transfer Operating LP 3.600% due 02/01/23	$3,400,000	$3,475,962
4.250% due 03/15/23	1,519,000	1,586,433
4.500% due 04/15/24	900,000	957,902
Enterprise Products Operating LLC 5.250% due 01/31/20	2,100,000	2,132,777
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	2,000,000	2,082,121
Kinder Morgan Inc 5.625% due 11/15/23 ~	2,000,000	2,215,162
Midwest Connector Capital Co LLC 3.625% due 04/01/22 ~	1,250,000	1,280,850
MPLX LP 3.375% due 03/15/23	1,500,000	1,534,965
Shell International Finance BV (Netherlands) 2.935% (USD LIBOR + 0.400%) due 11/13/23 §	2,750,000	2,752,093

		19,662,957

Financial - 21.4%

AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	960,000	987,771
AIG Global Funding 2.809% (USD LIBOR + 0.460%) due 06/25/21 § ~	2,000,000	2,008,153
Air Lease Corp 2.625% due 07/01/22	1,500,000	1,500,377
3.500% due 01/15/22	2,650,000	2,713,920
American Express Co 3.171% (USD LIBOR + 0.650%) due 02/27/23 §	5,000,000	5,004,634
3.700% due 11/05/21	3,050,000	3,142,631
Australia & New Zealand Banking Group Ltd
(Australia)
2.300% due 06/01/21	2,500,000	2,500,792
Banco Santander SA (Spain) 2.706% due 06/27/24	2,900,000	2,906,380
Bank of America Corp 2.503% due 10/21/22	900,000	902,005
3.752% (USD LIBOR + 1.160%) due 01/20/23 §	9,321,000	9,430,401
Boston Properties LP REIT 4.125% due 05/15/21	1,500,000	1,543,375
Capital One Financial Corp 3.450% due 04/30/21	5,000,000	5,091,131
Citibank NA 3.165% due 02/19/22	6,000,000	6,077,086
Citigroup Inc 2.750% due 04/25/22	1,000,000	1,009,985
3.540% (USD LIBOR + 0.960%) due 04/25/22 §	2,000,000	2,017,625
Citizens Bank NA 3.250% due 02/14/22	2,500,000	2,548,689
3.280% (USD LIBOR + 0.950%) due 03/29/23 §	4,000,000	4,022,213
Cooperatieve Rabobank UA (Netherlands) 3.193% (USD LIBOR + 0.860%) due 09/26/23 § ~	2,500,000	2,501,821
Duke Realty LP REIT 3.875% due 10/15/22	2,000,000	2,081,797
HSBC Bank USA NA 4.875% due 08/24/20	4,000,000	4,110,752
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	6,290,000	6,387,298
ING Bank NV (Netherlands) 2.750% due 03/22/21 ~	2,200,000	2,214,105

	Principal Amount	Value
Intercontinental Exchange Inc 3.450% due 09/21/23	$2,200,000	$2,298,012
Jackson National Life Global Funding 2.500% due 06/27/22 ~	1,850,000	1,857,500
3.300% due 02/01/22 ~	2,650,000	2,711,520
JPMorgan Chase & Co 2.295% due 08/15/21	2,000,000	2,000,142
2.972% due 01/15/23	2,500,000	2,535,243
3.480% (USD LIBOR + 0.900%) due 04/25/23 §	2,000,000	2,010,299
JPMorgan Chase Bank NA 2.926% (USD LIBOR + 0.340%) due 04/26/21 §	2,000,000	2,002,763
Metropolitan Life Global Funding I 3.450% due 10/09/21 ~	2,100,000	2,149,412
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,126,891
Mitsubishi UFJ Financial Group Inc (Japan) 3.260% (USD LIBOR + 0.740%) due 03/02/23 §	5,300,000	5,301,068
3.370% (USD LIBOR + 0.790%) due 07/25/22 §	4,000,000	4,014,620
Mitsubishi UFJ Trust & Banking Corp (Japan) 2.650% due 10/19/20 ~	6,000,000	6,020,903
Morgan Stanley 2.750% due 05/19/22	2,000,000	2,021,541
3.290% (SOFR + 0.830%) due 06/10/22 §	2,500,000	2,503,747
New York Life Global Funding 1.500% due 10/24/19 ~	4,000,000	3,989,273
2.973% (USD LIBOR + 0.520%) due 06/10/22 § ~	2,000,000	2,007,685
3.250% due 08/06/21 ~	1,500,000	1,533,869
PNC Bank NA 2.450% due 11/05/20	2,000,000	2,004,877
Protective Life Global Funding 2.850% (USD LIBOR + 0.520%) due 06/28/21 § ~	3,000,000	3,011,610
Royal Bank of Canada (Canada) 2.949% (USD LIBOR + 0.660%) due 10/05/23 §	6,000,000	5,992,962
3.700% due 10/05/23	400,000	421,552
Sumitomo Mitsui Financial Group Inc (Japan) 2.784% due 07/12/22	2,500,000	2,532,614
3.103% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,529,661
3.328% (USD LIBOR + 0.740%) due 01/17/23 §	3,130,000	3,130,386
3.452% (USD LIBOR + 0.860%) due 07/19/23 §	5,000,000	5,023,503
SunTrust Bank 3.115% (USD LIBOR + 0.590%) due 05/17/22 §	10,000,000	10,019,305
3.166% (USD LIBOR + 0.590%) due 08/02/22 §	6,000,000	6,010,582
3.525% due 10/26/21	2,800,000	2,842,137
Svenska Handelsbanken AB (Sweden) 2.450% due 03/30/21	2,300,000	2,307,315
The Goldman Sachs Group Inc 3.274% (USD LIBOR + 0.750%) due 02/23/23 §	7,089,000	7,071,030
3.625% due 02/20/24	2,300,000	2,399,544
The PNC Financial Services Group Inc 3.500% due 01/23/24	1,700,000	1,790,693
The Toronto-Dominion Bank (Canada) 3.232% (USD LIBOR + 0.640%) due 07/19/23 §	10,000,000	10,042,740

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
UBS Group Funding Switzerland AG (Switzerland)
2.650% due 02/01/22 ~	$2,500,000	$2,512,769
US Bank NA 2.964% (USD LIBOR + 0.440%) due 05/23/22 §	10,000,000	10,011,803
Ventas Realty LP REIT 2.650% due 01/15/25	1,650,000	1,642,984
Wells Fargo & Co 2.600% due 07/22/20	2,940,000	2,950,118
2.625% due 07/22/22	7,000,000	7,055,903
3.691% (USD LIBOR + 1.110%) due 01/24/23 §	9,800,000	9,922,958
Wells Fargo Bank NA 3.325% due 07/23/21	5,000,000	5,047,913
Westpac Banking Corp (Australia) 3.040% (USD LIBOR + 0.710%) due 06/28/22 §	5,000,000	5,033,205
3.238% (USD LIBOR + 0.720%) due 05/15/23 §	1,750,000	1,757,368
3.650% due 05/15/23	3,251,000	3,400,248

		239,253,209

Industrial - 1.1%

John Deere Capital Corp 2.872% (USD LIBOR + 0.400%) due 06/07/21 §	6,000,000	6,019,127
Ryder System Inc 2.875% due 06/01/22	1,500,000	1,517,333
Union Pacific Corp 3.200% due 06/08/21	2,350,000	2,391,940
United Technologies Corp 3.350% due 08/16/21	2,000,000	2,044,584

		11,972,984

Technology - 1.6%

Apple Inc 2.400% due 01/13/23	2,200,000	2,219,730
2.400% due 05/03/23	3,000,000	3,030,191
Broadcom Inc 3.125% due 04/15/21 ~	2,000,000	2,013,615
3.125% due 10/15/22 ~	500,000	502,929
Fiserv Inc 3.800% due 10/01/23	2,200,000	2,317,642
Hewlett Packard Enterprise Co 3.009% (USD LIBOR + 0.720%) due 10/05/21 §	2,100,000	2,100,372
International Business Machines Corp 2.935% (USD LIBOR + 0.400%) due 05/13/21 §	6,000,000	6,017,512

		18,201,991

Utilities - 1.9%

American Electric Power Co Inc 3.650% due 12/01/21	1,250,000	1,289,205
Consolidated Edison Co of New York Inc 2.749% (USD LIBOR + 0.400%) due 06/25/21 §	3,000,000	3,008,525
Dominion Energy Inc 2.579% due 07/01/20	3,100,000	3,096,019
2.715% due 08/15/21	1,000,000	1,001,630
Duke Energy Corp 1.800% due 09/01/21	1,705,000	1,686,946

	Principal Amount	Value
Electricite de France SA (France) 4.600% due 01/27/20 ~	$1,500,000	$1,518,648
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	2,500,000	2,519,925
Florida Power & Light Co 2.965% (USD LIBOR + 0.400%) due 05/06/22 §	3,000,000	3,001,505
Oncor Electric Delivery Co LLC 2.750% due 06/01/24 ~	1,800,000	1,834,036
WEC Energy Group Inc 3.375% due 06/15/21	2,100,000	2,141,331

		21,097,770

Total Corporate Bonds & Notes (Cost $470,034,699)		475,843,831

ASSET-BACKED SECURITIES - 18.3%

Ally Auto Receivables Trust 1.750% due 12/15/21	1,937,261	1,931,610
2.720% due 05/17/21	4,383,284	4,386,495
2.850% due 03/15/22	5,250,000	5,268,831
American Express Credit Account Master Trust 2.670% due 10/17/22	3,000,000	3,009,743
AmeriCredit Automobile Receivables Trust 1.800% due 10/08/21	2,500,000	2,494,362
1.830% due 05/18/21	191,387	191,156
1.870% due 08/18/21	836,334	834,978
1.980% due 12/20/21	1,026,004	1,024,135
2.300% due 02/18/22	3,750,000	3,746,000
2.710% due 07/19/21	1,314,909	1,315,707
2.860% due 11/18/21	7,550,872	7,565,020
2.930% due 06/20/22	3,500,000	3,514,744
Capital Auto Receivables Asset Trust 2.020% due 08/20/21 ~	2,350,177	2,345,726
2.390% due 11/20/20	181,539	181,500
2.540% due 10/20/20 ~	440,819	440,861
3.020% due 02/22/21 ~	5,382,913	5,395,107
Carmax Auto Owner Trust 3.020% due 07/15/22	2,250,000	2,260,565
Chase Issuance Trust 1.270% due 07/15/21	2,540,000	2,538,953
1.580% due 08/15/21	8,245,000	8,236,624
Citibank Credit Card Issuance Trust 1.800% due 09/20/21	14,115,000	14,095,960
2.150% due 07/15/21	7,317,000	7,316,253
CNH Equipment Trust 1.840% due 03/15/21	558,341	557,790
2.960% due 05/16/22	4,000,000	4,026,550
Ford Credit Auto Owner Trust 1.800% due 09/15/20	261,995	262,220
2.623% (USD LIBOR + 0.240%) due 02/15/22 §	1,500,000	1,500,288
2.780% due 02/15/22	4,000,000	4,016,152
2.960% due 09/15/21	4,947,629	4,962,597
GM Financial Consumer Automobile Receivables Trust
2.740% due 07/16/21	4,373,726	4,379,422
2.930% due 11/16/21	3,249,988	3,258,456
Honda Auto Receivables Owner Trust 1.360% due 01/18/23	1,440,000	1,430,572
2.360% due 06/15/20	883,400	883,331
2.660% due 12/18/20	1,650,485	1,651,723
2.670% due 12/21/20	6,120,190	6,128,020

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
John Deere Owner Trust 2.420% due 10/15/20	$828,517	$828,472
2.830% due 04/15/21	2,127,918	2,131,769
Mercedes-Benz Auto Receivables Trust 2.710% due 04/15/21	3,556,760	3,560,655
Navient Private Education Refi Loan Trust 2.767% (USD LIBOR + 0.400%) due 12/15/59 § ~	12,000,000	12,002,856
Navient Student Loan Trust 2.644% (USD LIBOR + 0.240%) due 09/27/66 § ~	1,188,464	1,187,283
2.644% (USD LIBOR + 0.240%) due 03/25/67 § ~	333,810	333,738
2.674% (USD LIBOR + 0.270%) due 03/25/67 § ~	2,340,058	2,338,190
2.734% (USD LIBOR + 0.330%) due 12/27/67 § ~	1,328,663	1,328,725
Nelnet Student Loan Trust 2.634% (USD LIBOR + 0.110%) due 08/23/27 §	1,110,605	1,108,749
2.680% (USD LIBOR + 0.100%) due 01/25/30 §	724,749	724,591
Nissan Auto Receivables Owner Trust 1.590% due 07/15/22	1,000,000	995,819
2.390% due 12/15/20	1,292,958	1,292,934
2.820% due 01/18/22	4,500,000	4,521,144
3.070% due 10/15/21	2,500,000	2,513,596
Santander Drive Auto Receivables Trust 2.100% due 06/15/21	122,621	122,577
2.190% due 03/15/22	983,222	982,282
2.460% due 03/15/22	2,803,114	2,802,804
2.580% due 05/16/22	2,000,000	1,999,836
2.630% due 07/15/22	10,000,000	10,022,918
2.730% due 04/15/21	706,284	706,366
2.780% due 03/15/21	426,935	426,979
2.910% due 01/18/22	3,750,000	3,759,116
2.970% due 07/15/21	3,308,800	3,310,946
SLC Student Loan Trust 2.510% (USD LIBOR + 0.100%) due 09/15/26 §	1,333,009	1,330,480
SLM Private Education Loan Trust 3.740% due 02/15/29 ~	18,771	18,776
SLM Student Loan Trust 2.670% (USD LIBOR + 0.090%) due 10/25/24 §	474,291	473,922
2.680% (USD LIBOR + 0.100%) due 04/25/27 §	704,299	703,395
3.130% (USD LIBOR + 0.550%) due 04/27/26 § ~	806,134	806,888
SMB Private Education Loan Trust 2.732% (USD LIBOR + 0.350%) due 07/15/26 § ~	7,000,000	7,008,824
2.744% (USD LIBOR + 0.350%) due 02/16/26 § ~	1,523,725	1,523,683
2.744% (USD LIBOR + 0.350%) due 03/16/26 § ~	1,287,574	1,288,126
Toyota Auto Receivables Owner Trust 1.740% due 08/17/20	621,423	620,800
2.590% due 02/15/22	9,000,000	9,032,225
2.640% due 03/15/21	1,751,763	1,753,127
2.830% due 10/15/21	4,000,000	4,017,298
2.980% due 08/15/21	4,000,000	4,007,999
Verizon Owner Trust 1.420% due 01/20/21 ~	315,901	316,029
2.060% due 09/20/21 ~	1,414,107	1,412,261

Total Asset-Backed Securities (Cost $203,770,644)		204,467,629

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 34.9%

U.S. Treasury Notes - 34.9%

0.750% due 07/15/19	$25,000,000	$24,985,919
0.750% due 08/15/19	14,000,000	13,973,858
1.375% due 07/31/19	50,000,000	49,964,108
1.375% due 01/15/20	43,000,000	42,837,070
1.375% due 05/31/20	11,000,000	10,937,481
1.750% due 03/31/22	20,000,000	20,008,984
2.000% due 01/31/20	55,500,000	55,481,572
2.000% due 01/15/21	10,000,000	10,025,000
2.000% due 07/31/22	10,000,000	10,081,055
2.250% due 03/31/21	15,000,000	15,115,137
2.500% due 05/31/20	20,500,000	20,592,490
2.500% due 12/31/20	20,000,000	20,193,359
2.625% due 02/28/23	3,600,000	3,712,852
2.750% due 09/30/20	9,000,000	9,094,746
2.750% due 11/30/20	50,000,000	50,625,000
2.875% due 11/15/21	31,000,000	31,811,328

		389,439,959

Total U.S. Treasury Obligations (Cost $386,365,300)		389,439,959

SHORT-TERM INVESTMENTS - 0.4%

Commercial Paper - 0.2%

Anheuser-Busch InBev Worldwide Inc (Belgium) 2.806% due 07/25/19	2,500,000	2,495,266

	Shares

Money Market Fund - 0.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	2,517,659	2,517,659

Total Short-Term Investments (Cost $5,013,292)		5,012,925

TOTAL INVESTMENTS - 96.2% (Cost $1,065,183,935)		1,074,764,344

DERIVATIVES - 3.5%
(See Notes (a) and (b) in Notes to Schedule of Investments)		39,454,981

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,883,795

NET ASSETS - 100.0%		$1,117,103,120

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a) Open futures contracts outstanding as of June 30, 2019 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	09/19	55	$5,140,685	$5,289,075	($148,390)
S&P 500 E-Mini Index	09/19	92	13,323,630	13,543,320	(219,690)
S&P Mid 400 E-Mini Index	09/19	26	4,956,485	5,070,000	(113,515)

Total Futures Contracts					($481,595)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b) Swap agreements outstanding as of June 30, 2019 were as follows:

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI World Index	3-Month USD-LIBOR - 0.290%	Z	CIT	08/15/19	$1,010,318	$16,777	$-	$16,777
MSCI World Index	3-Month USD-LIBOR - 0.300%	Z	CIT	08/15/19	268,553,574	3,487,484	-	3,487,484
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.150%	Z	CIT	08/15/19	48,179,597	(409,977)	-	(409,977)
Russell 1000 Index	3-Month USD-LIBOR + 0.170%	Z	MSC	08/15/19	2,006,441	94,745	-	94,745
Russell 2000 Index	3-Month USD-LIBOR - 0.100%	Z	MSC	08/15/19	2,013,003	(157,695)	-	(157,695)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.100%	Z	MSC	08/15/19	57,471,010	3,989,869	-	3,989,869
Russell 2000 Index	3-Month USD-LIBOR - 0.040%	Z	BOA	11/15/19	2,511,506	(33,930)	-	(33,930)
MSCI World Index	3-Month USD-LIBOR - 0.195%	Z	CIT	11/15/19	117,269,133	4,808,333	-	4,808,333
MSCI EAFE Index	3-Month USD-LIBOR - 0.110%	Z	GSC	11/15/19	3,165,374	69,368	-	69,368
MSCI World Index	3-Month USD-LIBOR - 0.190%	Z	GSC	11/15/19	7,409,357	401,814	-	401,814
MSCI EAFE Index	3-Month USD-LIBOR - 0.120%	Z	JPM	11/15/19	53,279,861	1,129,876	-	1,129,876
MSCI Pacific Index	3-Month USD-LIBOR + 0.025%	Z	SGN	11/15/19	2,158,342	(30,071)	-	(30,071)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.220%	Z	SGN	11/15/19	29,216,958	4,033,474	-	4,033,474
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.220%	Z	SGN	11/15/19	21,269,956	470,427	-	470,427
Russell 1000 Index	3-Month USD-LIBOR + 0.110%	Z	BRC	03/19/20	32,521,626	1,639,757	-	1,639,757
Russell 2000 Index	3-Month USD-LIBOR - 0.110%	Z	BRC	03/19/20	10,228,127	83,764	-	83,764
MSCI World Index	3-Month USD-LIBOR - 0.410%	Z	JPM	03/19/20	203,560,488	9,666,190	-	9,666,190
MSCI EAFE Index	3-Month USD-LIBOR - 0.330%	Z	MSC	03/19/20	22,964,192	954,468	-	954,468
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.070%	Z	SGN	03/19/20	95,875,569	3,048,888	-	3,048,888
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.160%	Z	BOA	06/11/20	92,443,636	3,683,790	-	3,683,790
Russell 1000 Value Index	3-Month USD-LIBOR + 0.170%	Z	BOA	06/11/20	105,900,145	3,504,550	-	3,504,550
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.100%	Z	BOA	06/11/20	41,248,117	1,825,487	-	1,825,487
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.120%	Z	BOA	06/11/20	58,739,864	1,539,334	-	1,539,334
MSCI EAFE Index	3-Month USD-LIBOR - 0.230%	Z	JPM	06/11/20	72,900,725	2,965,898	-	2,965,898
						$46,782,620	$-	$46,782,620
Total Return Swaps – Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Canada Index	3-Month USD-LIBOR - 0.750%	Z	BRC	08/15/19	$1,003,341	($5,913)	$-	($5,913)
MSCI Pacific Index	3-Month USD-LIBOR + 0.080%	Z	BRC	08/15/19	6,993,777	416,569	-	416,569
MSCI EAFE Index	3-Month USD-LIBOR - 0.120%	Z	CIT	08/15/19	29,132,719	1,278,599	-	1,278,599
MSCI Europe Index	3-Month USD-LIBOR - 0.180%	Z	CIT	08/15/19	13,098,545	418,560	-	418,560
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.130%	Z	CIT	08/15/19	6,034,578	(363,452)	-	(363,452)
Russell 1000 Value Index	3-Month USD-LIBOR + 0.130%	Z	CIT	08/15/19	9,999,752	(328,444)	-	(328,444)
Russell Mid-Cap Index	3-Month USD-LIBOR	Z	GSC	08/15/19	1,002,540	(26,285)	-	(26,285)
S&P Mid-Cap 400 Index	3-Month USD-LIBOR	Z	GSC	08/15/19	7,011,906	255,761	-	255,761
DJ Industrial Average Index	3-Month USD-LIBOR + 0.140%	Z	MSC	08/15/19	8,996,094	(447,729)	-	(447,729)
S&P 500 Index	3-Month USD-LIBOR + 0.130%	Z	MSC	08/15/19	34,097,730	(1,705,398)	-	(1,705,398)
Russell 1000 Index	3-Month USD-LIBOR + 0.310%	Z	BOA	11/15/19	30,501,803	(1,601,833)	-	(1,601,833)
MSCI Canada Index	3-Month USD-LIBOR - 0.460%	Z	SGN	11/15/19	17,636,258	(876,087)	-	(876,087)
MSCI EAFE Index	3-Month USD-LIBOR - 0.270%	Z	BOA	03/19/20	19,334,556	(799,765)	-	(799,765)
MSCI Pacific Index	3-Month USD-LIBOR - 0.110%	Z	BRC	03/19/20	34,086,854	(834,505)	-	(834,505)
MSCI Europe Index	3-Month USD-LIBOR - 0.350%	Z	SGN	03/19/20	42,910,158	(2,226,122)	-	(2,226,122)
						($6,846,044)	$-	($6,846,044)

Total Swap Agreements						$39,936,576	$-	$39,936,576

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$475,843,831	$—	$475,843,831	$—
	Asset-Backed Securities	204,467,629	—	204,467,629	—
	U.S. Treasury Obligations	389,439,959	—	389,439,959	—
	Short-Term Investments	5,012,925	2,517,659	2,495,266	—
	Derivatives:
	Equity Contracts
	Swaps	49,783,782	—	49,783,782	—

	Total Assets	1,124,548,126	2,517,659	1,122,030,467	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(481,595)	(481,595)	—	—
	Swaps	(9,847,206)	—	(9,847,206)	—

	Total Equity Contracts	(10,328,801)	(481,595)	(9,847,206)	—

	Total Liabilities	(10,328,801)	(481,595)	(9,847,206)	—

	Total	$1,114,219,325	$2,036,064	$1,112,183,261	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.3%

Basic Materials - 2.1%

Carpenter Technology Corp	16,773	$804,769
Orion Engineered Carbons SA (Luxembourg)	31,376	671,760

		1,476,529

Communications - 4.6%

A10 Networks Inc *	107,956	736,260
Casa Systems Inc *	7,425	47,743
Criteo SA ADR (France) *	30,018	516,610
Extreme Networks Inc *	74,374	481,200
Finisar Corp *	25,957	593,637
Houghton Mifflin Harcourt Co *	90,625	522,000
Scholastic Corp	10,247	340,610

		3,238,060

Consumer, Cyclical - 13.9%

Bloomin’ Brands Inc	24,253	458,624
BMC Stock Holdings Inc *	19,404	411,365
Callaway Golf Co	29,872	512,604
Citi Trends Inc	29,990	438,454
Cooper-Standard Holdings Inc *	9,850	451,327
Dana Inc	27,901	556,346
El Pollo Loco Holdings Inc *	57,514	613,099
Hawaiian Holdings Inc	27,105	743,490
Knoll Inc	25,804	592,976
Red Robin Gourmet Burgers Inc *	19,049	582,328
REV Group Inc	47,212	680,325
Signet Jewelers Ltd	21,653	387,156
Skechers U.S.A. Inc ‘A’ *	19,799	623,471
SkyWest Inc	17,084	1,036,486
Taylor Morrison Home Corp ‘A’ *	51,648	1,082,542
Tower International Inc	26,080	508,560

		9,679,153

Consumer, Non-Cyclical - 9.5%

Booz Allen Hamilton Holding Corp	4,941	327,144
Cott Corp	63,728	850,769
Fresh Del Monte Produce Inc	23,350	629,282
ICON PLC (Ireland) *	4,892	753,221
Molina Healthcare Inc *	5,586	799,580
Nomad Foods Ltd (United Kingdom) *	51,264	1,094,999
Sotheby’s*	19,290	1,121,328
The Hain Celestial Group Inc *	2,151	47,107
Viad Corp	8,769	580,859
WellCare Health Plans Inc *	1,470	419,053

		6,623,342

Energy - 6.5%

Dril-Quip Inc *	14,070	675,360
Helix Energy Solutions Group Inc *	61,724	532,678
MRC Global Inc *	35,389	605,860
Oasis Petroleum Inc *	80,160	455,309
Oil States International Inc *	27,142	496,699
Patterson-UTI Energy Inc	43,670	502,642
QEP Resources Inc *	69,707	503,982
RPC Inc	42,031	303,044
SM Energy Co	36,334	454,902

		4,530,476

	Shares	Value

Financial - 32.7%

1st Source Corp	11,735	$544,504
Armada Hoffler Properties Inc REIT	42,836	708,936
Associated Banc-Corp	38,640	816,850
Bank of Marin Bancorp	5,058	207,479
BankUnited Inc	25,533	861,483
City Office REIT Inc	66,979	803,078
Cousins Properties Inc REIT	17,726	641,149
Easterly Government Properties Inc REIT	10,750	194,683
Empire State Realty Trust Inc ‘A’ REIT	46,861	694,011
Essent Group Ltd *	19,044	894,878
First American Financial Corp	12,905	692,998
Heritage Financial Corp	32,774	968,144
IBERIABANK Corp	13,377	1,014,645
Independence Realty Trust Inc REIT	86,184	997,149
Independent Bank Group Inc	16,092	884,416
Kemper Corp	8,472	731,049
National Storage Affiliates Trust REIT	30,657	887,214
Sandy Spring Bancorp Inc	23,156	807,681
Selective Insurance Group Inc	12,305	921,521
STAG Industrial Inc REIT	36,793	1,112,620
State Auto Financial Corp	12,740	445,900
Sterling Bancorp	46,650	992,712
Synovus Financial Corp	22,460	786,100
Texas Capital Bancshares Inc *	15,061	924,294
TriCo Bancshares	19,569	739,708
Umpqua Holdings Corp	53,460	886,901
Webster Financial Corp	16,773	801,246
WSFS Financial Corp	24,470	1,010,611
Zions Bancorp NA	18,287	840,836

		22,812,796

Industrial - 12.7%

AAR Corp	17,775	653,942
Air Transport Services Group Inc *	13,559	330,840
Atlas Air Worldwide Holdings Inc *	6,596	294,445
Columbus Mckinnon Corp	11,472	481,480
Control4 Corp *	30,142	715,872
Covenant Transportation Group Inc ‘A’ *	15,775	232,050
EnerSys	10,308	706,098
Granite Construction Inc	7,723	372,094
Graphic Packaging Holding Co	64,069	895,685
Kennametal Inc	15,825	585,367
Masonite International Corp *	6,274	330,514
Primoris Services Corp	30,122	630,453
Regal Beloit Corp	7,690	628,350
Terex Corp	15,476	485,946
Trinseo SA	15,309	648,183
TTM Technologies Inc *	36,396	371,239
Tutor Perini Corp *	35,310	489,750

		8,852,308

Technology - 11.4%

CommVault Systems Inc *	12,628	626,601
CSG Systems International Inc	7,330	357,924
Kulicke & Soffa Industries Inc (Singapore)	43,690	985,209
MagnaChip Semiconductor Corp (South Korea) *	66,449	687,747
MaxLinear Inc *	26,707	626,012
Nanometrics Inc *	16,385	568,723
NCR Corp *	32,719	1,017,561
NetScout Systems Inc *	29,333	744,765
Unisys Corp *	65,820	639,770
Verint Systems Inc *	14,736	792,502

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
WNS Holdings Ltd ADR (India) *	15,587	$922,750

		7,969,564

Utilities - 4.9%

Black Hills Corp	11,162	872,534
PNM Resources Inc	18,024	917,602
Portland General Electric Co	15,483	838,714
Southwest Gas Holdings Inc	8,410	753,704

		3,382,554

Total Common Stocks (Cost $60,929,573)		68,564,782

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	1,270,110	1,270,110

Total Short-Term Investment (Cost $1,270,110)		1,270,110

TOTAL INVESTMENTS - 100.1% (Cost $62,199,683)		69,834,892

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(47,606)

NET ASSETS - 100.0%		$69,787,286

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$68,564,782	$68,564,782	$—	$—
	Short-Term Investment	1,270,110	1,270,110	—	—

	Total	$69,834,892	$69,834,892	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 1.6%

Brazil - 1.6%

Itau Unibanco Holding SA ADR	42,510	$400,444
Lojas Americanas SA	224,018	963,757

		1,364,201

India - 0.0%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22	390,884	29,446

Total Preferred Stocks (Cost $999,208)		1,393,647

COMMON STOCKS - 94.5%

Argentina - 0.6%

MercadoLibre Inc *	890	544,475

Brazil - 4.0%

Atacadao SA	141,000	808,557
B3 SA - Brasil Bolsa Balcao	89,763	877,305
Natura Cosmeticos SA	36,300	535,621
StoneCo Ltd ‘A’ *	9,889	292,517
Vale SA ADR	65,470	879,917

		3,393,917

Chile - 1.2%

SACI Falabella	153,538	1,002,605

China - 26.1%

Alibaba Group Holding Ltd ADR *	34,340	5,818,913
Baozun Inc ADR *	4,840	241,322
BeiGene Ltd ADR *	450	55,778
China International Capital Corp Ltd ‘H’ ~	176,000	355,254
Dong-E-E-Jiao Co Ltd ‘A’	13,852	80,384
Hansoh Pharmaceutical Group Co Ltd * ~	78,000	206,191
Huazhu Group Ltd ADR	61,047	2,212,954
Innovent Biologics Inc * ~	120,500	407,092
Jiangsu Hengrui Medicine Co Ltd ‘A’	198,107	1,907,227
Meituan Dianping ‘B’ *	253,500	2,226,568
Ping An Healthcare and Technology Co Ltd * ~	5,548	23,161
Ping An Insurance Group Co of China Ltd ‘A’	98,771	1,277,176
Shanghai Junshi Biosciences Co Ltd ‘H’ * ~	34,000	130,138
Sinopharm Group Co Ltd ‘H’	169,300	596,121
Sunny Optical Technology Group Co Ltd	24,700	255,726
Tencent Holdings Ltd ADR	59,722	2,701,789
Tencent Music Entertainment Group ADR*	21	315
Wuxi Biologics Cayman Inc * ~	40,500	363,346
Yum China Holdings Inc	48,396	2,235,895
ZTO Express Cayman Inc ADR	57,400	1,097,488

		22,192,838

Colombia - 0.5%

Grupo Aval Acciones y Valores SA ADR	55,829	444,957

	Shares	Value

Egypt - 0.5%

Commercial International Bank Egypt SAE	94,491	$417,639

France - 6.3%

Kering SA	5,967	3,521,861
LVMH Moet Hennessy Louis Vuitton SE	4,256	1,809,335

		5,331,196

Hong Kong - 6.5%

AIA Group Ltd	252,000	2,721,324
Hong Kong Exchanges & Clearing Ltd	43,443	1,535,280
Hutchison China MediTech Ltd ADR *	8,000	176,000
Jardine Strategic Holdings Ltd	27,770	1,059,626

		5,492,230

India - 10.8%

Bandhan Bank Ltd ~	14,113	110,122
Biocon Ltd	121,985	443,171
Cholamandalam Investment and Finance Co Ltd	72,950	301,843
Dalmia Bharat Ltd	10,155	154,155
Housing Development Finance Corp Ltd	102,754	3,262,763
Kotak Mahindra Bank Ltd	129,743	2,776,376
Oberoi Realty Ltd *	31,172	274,432
Tata Consultancy Services Ltd	34,474	1,112,457
UltraTech Cement Ltd	304	20,055
Zee Entertainment Enterprises Ltd	153,124	752,136

		9,207,510

Indonesia - 1.2%

P.T. Bank Central Asia Tbk	231,400	491,048
P.T. Indocement Tunggal Prakarsa Tbk	258,200	364,913
P.T. Semen Indonesia Persero Tbk	207,000	169,545

		1,025,506

Italy - 1.5%

Moncler SPA	11,984	513,651
PRADA SPA	246,400	761,898

		1,275,549

Mexico - 6.6%

Alsea SAB de CV *	149,240	294,689
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ‘B’	245,782	377,117
Fomento Economico Mexicano SAB de CV	173,762	1,681,152
Fomento Economico Mexicano SAB de CV ADR	6,370	616,298
Grupo Aeroportuario del Sureste SAB de CV ‘B’	24,893	403,969
Grupo Financiero Inbursa SAB de CV ‘O’	426,557	617,153
Grupo Mexico SAB de CV ‘B’	442,662	1,178,971
Wal-Mart de Mexico SAB de CV	158,537	432,732

		5,602,081

Peru - 2.0%

Credicorp Ltd	7,510	1,719,114

Philippines - 3.4%

Ayala Corp	13,400	233,905
Ayala Land Inc	655,000	649,819
Jollibee Foods Corp	55,160	303,451
SM Investments Corp	55,072	1,041,850

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value

SM Prime Holdings Inc	883,670	$640,013

		2,869,038

Russia - 8.0%

LUKOIL PJSC ADR	12,507	1,057,341
MMC Norilsk Nickel PJSC	644	145,750
MMC Norilsk Nickel PJSC ADR	10,116	229,734
Novatek PJSC GDR ~	18,870	4,011,200
Polyus PJSC GDR ~	5,100	235,824
Sberbank of Russia PJSC	64,884	244,277
Yandex NV ‘A’ *	23,810	904,780

		6,828,906

South Africa - 2.9%

FirstRand Ltd	344,880	1,679,730
Shoprite Holdings Ltd	66,619	744,627
Steinhoff International Holdings NV *	238,637	22,025

		2,446,382

South Korea - 3.2%

Amorepacific Corp	2,987	426,693
AMOREPACIFIC Group	3,099	167,548
LG Household & Health Care Ltd	628	715,270
Samsung Biologics Co Ltd * ~	2,076	576,187
Samsung Electronics Co Ltd	21,305	867,547

		2,753,245

Switzerland - 3.1%

Glencore PLC	750,846	2,598,632

Taiwan - 3.7%

Taiwan Semiconductor Manufacturing Co Ltd	413,995	3,166,393

Thailand - 0.5%

The Siam Commercial Bank PCL	89,300	406,229

Turkey - 1.5%

Akbank T.A.S. *	487,521	576,989
Anadolu Efes Biracilik Ve Malt Sanayii AS	78,991	271,329
BIM Birlesik Magazalar AS	13,641	187,636
Turkiye Garanti Bankasi AS *	121,707	191,114

		1,227,068

United Arab Emirates - 0.4%

DP World PLC	2,390	38,001
Emaar Properties PJSC	260,288	313,958

		351,959

Total Common Stocks (Cost $46,729,117)		80,297,469

	Shares	Value

SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	3,422,770	$3,422,770

Total Short-Term Investment (Cost $3,422,770)		3,422,770

TOTAL INVESTMENTS - 100.1% (Cost $51,151,095)		85,113,886

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(119,711)

NET ASSETS - 100.0%		$84,994,175

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$1,393,647	$1,393,647	$—	$—
	Common Stocks
	Argentina	544,475	544,475	—	—
	Brazil	3,393,917	3,393,917	—	—
	Chile	1,002,605	1,002,605	—	—
	China	22,192,838	11,998,994	10,193,844	—
	Colombia	444,957	444,957	—	—
	Egypt	417,639	417,639	—	—
	France	5,331,196	—	5,331,196	—
	Hong Kong	5,492,230	176,000	5,316,230	—
	India	9,207,510	154,155	9,053,355	—
	Indonesia	1,025,506	—	1,025,506	—
	Italy	1,275,549	—	1,275,549	—
	Mexico	5,602,081	5,602,081	—	—
	Peru	1,719,114	1,719,114	—	—
	Philippines	2,869,038	—	2,869,038	—
	Russia	6,828,906	1,134,514	5,694,392	—
	South Africa	2,446,382	22,025	2,424,357	—
	South Korea	2,753,245	—	2,753,245	—
	Switzerland	2,598,632	—	2,598,632	—
	Taiwan	3,166,393	—	3,166,393	—
	Thailand	406,229	—	406,229	—
	Turkey	1,227,068	458,965	768,103	—
	United Arab Emirates	351,959	38,001	313,958	—

	Total Common Stocks	80,297,469	27,107,442	53,190,027	—

	Short-Term Investment	3,422,770	3,422,770	—	—

	Total	$85,113,886	$31,923,859	$53,190,027	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.4%

Australia - 1.3%

Rio Tinto PLC	12,059	$746,371

Belgium - 1.3%

KBC Group NV	11,449	751,344

Brazil - 0.6%

Ambev SA ADR	73,358	342,582

Canada - 3.4%

Canadian National Railway Co	13,194	1,220,181
Suncor Energy Inc	26,229	818,185

		2,038,366

China - 1.9%

Baidu Inc ADR *	2,389	280,373
Yum China Holdings Inc	18,081	835,342

		1,115,715

Denmark - 2.5%

Carlsberg AS ‘B’	3,349	444,403
Novo Nordisk AS ‘B’	19,704	1,006,425

		1,450,828

France - 16.3%

Air Liquide SA	10,993	1,537,574
Danone SA	10,214	864,842
Dassault Systemes SE	1,963	313,109
Engie SA	40,776	618,307
EssilorLuxottica SA	5,072	660,993
Hermes International	199	143,459
L’Oreal SA	2,401	682,672
Legrand SA	7,212	527,261
LVMH Moet Hennessy Louis Vuitton SE	3,459	1,470,509
Pernod Ricard SA	6,448	1,187,570
Schneider Electric SE	17,696	1,601,185

		9,607,481

Germany - 9.6%

Bayer AG	15,756	1,092,841
Beiersdorf AG	10,761	1,290,310
Deutsche Boerse AG	2,830	399,511
Merck KGaA	5,846	610,622
MTU Aero Engines AG	1,445	344,648
ProSiebenSat.1 Media SE	16,948	265,500
SAP SE	12,002	1,645,376

		5,648,808

Hong Kong - 3.1%

AIA Group Ltd	167,226	1,805,857

India - 2.8%

Housing Development Finance Corp Ltd	19,171	608,740
Tata Consultancy Services Ltd	31,772	1,025,265

		1,634,005

	Shares	Value

Ireland - 0.4%

Ryanair Holdings PLC ADR *	4,167	$267,271

Israel - 1.1%

Check Point Software Technologies Ltd *	5,493	635,046

Italy - 1.8%

Eni SPA	33,878	563,301
Intesa Sanpaolo SPA	232,160	497,009

		1,060,310

Japan - 14.2%

Daikin Industries Ltd	7,400	968,948
Denso Corp	6,500	274,080
FANUC Corp	2,200	408,788
Hitachi Ltd	15,400	566,608
Hoya Corp	21,400	1,644,681
Japan Tobacco Inc	27,400	603,997
Kubota Corp	47,900	800,242
Kyocera Corp	12,800	838,704
Olympus Corp	81,000	901,440
Shin-Etsu Chemical Co Ltd	2,800	261,973
Terumo Corp	35,900	1,072,457

		8,341,918

Netherlands - 3.6%

Akzo Nobel NV	10,064	945,717
ING Groep NV	52,200	604,672
Randstad NV	10,483	575,337

		2,125,726

Singapore - 1.2%

DBS Group Holdings Ltd	36,400	699,246

Spain - 1.9%

Amadeus IT Group SA	14,164	1,122,433

Sweden - 0.9%

Essity AB ‘B’	16,821	517,471

Switzerland - 13.6%

Alcon Inc *	2,405	148,508
Julius Baer Group Ltd	9,212	410,432
Nestle SA	23,654	2,448,715
Novartis AG	12,020	1,097,327
Roche Holding AG	6,147	1,728,462
Sika AG	2,964	506,378
UBS Group AG	76,235	906,072
Zurich Insurance Group AG	2,124	739,045

		7,984,939

Taiwan - 1.3%

Taiwan Semiconductor Manufacturing Co Ltd ADR	19,050	746,189

United Kingdom - 14.9%

Amcor PLC CDI	23,487	267,246
Barclays PLC	162,284	308,674
Compass Group PLC	41,968	1,006,051
Diageo PLC	26,422	1,137,214

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Experian PLC	40,188	$1,217,281
Just Eat PLC *	30,764	243,981
Linde PLC	3,008	604,175
Prudential PLC	11,969	261,296
Reckitt Benckiser Group PLC	9,478	748,335
RELX PLC	29,825	721,409
RELX PLC	13,953	338,424
Rolls-Royce Holdings PLC *	46,161	493,137
Smiths Group PLC	18,655	371,163
Tesco PLC	149,680	431,480
WPP PLC	49,166	619,320

		8,769,186

United States - 0.7%

QIAGEN NV *	10,878	442,645

Total Common Stocks (Cost $36,838,659)		57,853,737

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	269,045	269,045

Total Short-Term Investment
(Cost $269,045)		269,045

TOTAL INVESTMENTS - 98.8% (Cost $37,107,704)		58,122,782

OTHER ASSETS & LIABILITIES, NET - 1.2%		691,053

NET ASSETS - 100.0%		$58,813,835

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$746,371	$—	$746,371	$—
	Belgium	751,344	—	751,344	—
	Brazil	342,582	342,582	—	—
	Canada	2,038,366	2,038,366	—	—
	China	1,115,715	1,115,715	—	—
	Denmark	1,450,828	—	1,450,828	—
	France	9,607,481	—	9,607,481	—
	Germany	5,648,808	—	5,648,808	—
	Hong Kong	1,805,857	—	1,805,857	—
	India	1,634,005	—	1,634,005	—
	Ireland	267,271	267,271	—	—
	Israel	635,046	635,046	—	—
	Italy	1,060,310	—	1,060,310	—
	Japan	8,341,918	—	8,341,918	—
	Netherlands	2,125,726	—	2,125,726	—
	Singapore	699,246	—	699,246	—
	Spain	1,122,433	—	1,122,433	—
	Sweden	517,471	—	517,471	—
	Switzerland	7,984,939	148,508	7,836,431	—
	Taiwan	746,189	746,189	—	—
	United Kingdom	8,769,186	—	8,769,186	—
	United States	442,645	—	442,645	—

	Total Common Stocks	57,853,737	5,293,677	52,560,060	—

	Short-Term Investment	269,045	269,045	—	—

	Total	$58,122,782	$5,562,722	$52,560,060	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.8%

Australia - 3.0%

Accent Group Ltd	78,925	$76,827
Ansell Ltd	4,750	89,689
Appen Ltd	4,834	95,492
Aveo Group »	54,968	72,602
Charter Hall Long Wale REIT	37,084	130,435
Mayne Pharma Group Ltd *	94,152	33,798
Perseus Mining Ltd *	252,616	104,041
Sandfire Resources NL	23,536	110,979
Shopping Centres Australasia Property Group REIT	62,080	104,281
Southern Cross Media Group Ltd	90,000	79,129

		897,273

Austria - 0.5%

AT&S Austria Technologie & Systemtechnik AG	4,089	74,117
Wienerberger AG	3,342	82,464

		156,581

Belgium - 1.7%

Barco NV	900	189,684
D’ieteren SA/NV	2,243	103,095
Fagron	6,142	124,900
Orange Belgium SA	4,000	79,324

		497,003

Canada - 10.6%

AGF Management Ltd ‘B’	21,600	85,770
Alaris Royalty Corp	7,300	104,855
Artis REIT	9,900	87,921
B2Gold Corp *	28,900	87,833
Boardwalk REIT	3,000	91,268
Canadian Solar Inc *	4,100	89,503
Canfor Corp *	7,300	59,256
CI Financial Corp	5,900	96,145
Corus Entertainment Inc	24,800	116,278
Crescent Point Energy Corp	23,100	76,380
CT REIT	8,900	96,642
Detour Gold Corp *	10,247	129,266
Empire Co Ltd ‘A’	6,100	153,624
Enerplus Corp	20,000	150,433
Genworth MI Canada Inc	4,842	153,223
Granite REIT	3,100	142,720
Hudbay Minerals Inc	14,700	79,587
Medical Facilities Corp	8,200	77,582
New Gold Inc *	104,600	101,441
Northland Power Inc	6,000	116,834
Northview Apartment REIT	4,200	86,274
Parex Resources Inc *	9,300	149,206
Points International Ltd *	6,100	75,335
Polaris Infrastructure Inc	14,900	167,484
Precision Drilling Corp *	30,100	56,543
Seven Generations Energy Ltd ‘A’ *	12,700	62,261
Superior Plus Corp	13,800	140,787
TFI International Inc	3,500	105,918
Trevali Mining Corp *	300,000	64,144
WestJet Airlines Ltd	6,700	157,274

		3,161,787

	Shares	Value

China - 0.4%

Gemdale Properties & Investment Corp Ltd	999,886	$119,104

Denmark - 1.8%

Alm Brand AS	11,512	101,794
D/S Norden AS	5,920	85,319
Royal Unibrew AS	1,964	143,580
SimCorp AS	1,200	116,163
Spar Nord Bank AS	11,086	97,625

		544,481

Egypt - 0.3%

Centamin PLC	60,081	87,405

Finland - 0.8%

Finnair OYJ	13,109	104,555
Valmet OYJ	4,689	116,978

		221,533

France - 5.1%

Alstom SA	4,159	192,772
Alten SA	1,505	180,437
Beneteau SA	5,091	56,029
Eiffage SA	2,087	206,257
Eramet	1,690	112,483
Eutelsat Communications SA	4,464	83,370
Ipsen SA	1,101	150,172
IPSOS	2,941	77,547
Kaufman & Broad SA	2,448	93,641
Metropole Television SA	5,000	94,578
Rexel SA	8,497	107,847
SPIE SA	5,500	102,042
Teleperformance	345	69,123

		1,526,298

Germany - 5.2%

AURELIUS Equity Opportunities SE & Co KGaA *	1,700	80,895
Bauer AG	4,214	116,176
CECONOMY AG *	11,960	73,357
Covestro AG ~	1,788	91,026
CTS Eventim AG & Co KGaA	1,385	64,398
DIC Asset AG	9,941	114,784
Hamburger Hafen und Logistik AG	3,500	92,614
HOCHTIEF AG	1,346	163,915
LEG Immobilien AG	1,977	222,972
Salzgitter AG	2,345	67,199
Siltronic AG	926	67,290
Software AG	2,955	101,554
TAG Immobilien AG	6,804	157,160
Talanx AG	3,265	141,487

		1,554,827

Hong Kong - 1.4%

Cathay Pacific Airways Ltd	64,000	95,645
Dah Sing Financial Holdings Ltd	17,000	79,435
K Wah International Holdings Ltd	41,629	24,302
Kerry Properties Ltd	36,000	151,219
SmarTone Telecommunications Holdings Ltd	60,000	57,182

		407,783

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Israel - 1.7%

AudioCodes Ltd	8,903	$137,818
CyberArk Software Ltd *	1,256	160,567
Gazit-Globe Ltd	11,368	94,050
Nova Measuring Instruments Ltd *	4,465	114,259

		506,694

Italy - 3.0%

A2A SPA	109,319	189,769
Banca Farmafactoring SPA ~	14,898	83,039
Banca IFIS SPA	4,849	65,441
Cairo Communication SPA	22,348	67,159
Enav SPA ~	18,000	102,167
ERG SPA	6,801	139,274
Fincantieri SPA	56,949	63,869
Rizzoli Corriere Della Sera Mediagroup SPA	67,088	71,099
Unieuro SPA * ~	6,000	96,048

		877,865

Japan - 23.3%

Asahi Co Ltd	6,800	76,807
Asahi Diamond Industrial Co Ltd	14,000	85,538
Avex Inc	6,200	78,786
Capcom Co Ltd	4,000	80,522
Citizen Watch Co Ltd	15,500	79,757
Daiho Corp	3,900	97,876
DMG Mori Co Ltd	8,300	133,709
Financial Products Group Co Ltd	9,700	80,257
First-corp Inc	11,500	83,343
Foster Electric Co Ltd	6,600	95,426
Fudo Tetra Corp	5,200	63,219
Furyu Corp	7,800	82,372
Glory Ltd	4,600	121,738
Kaken Pharmaceutical Co Ltd	1,700	79,733
Kinden Corp	5,300	81,347
Kito Corp	6,000	92,908
Kobe Bussan Co Ltd	2,500	121,521
Kureha Corp	2,500	171,014
Look Holdings Inc	7,126	84,208
Marvelous Inc	10,100	76,898
Meidensha Corp	7,300	114,426
Meitec Corp	3,100	159,520
Mitsui E&S Holdings Co Ltd *	8,400	77,705
Mitsui Matsushima Holdings Co Ltd	7,800	97,424
Morinaga & Co Ltd	1,900	92,666
Nagase & Co Ltd	12,600	189,415
NichiiGakkan Co Ltd	7,332	107,100
Nihon Unisys Ltd	6,500	218,659
Nippon Carbon Co Ltd	1,900	73,236
Nippon Electric Glass Co Ltd	3,000	76,249
Nippon Piston Ring Co Ltd	8,100	104,617
NIPPON REIT Investment Corp	39	151,641
Nippon Steel Corp	4,430	76,241
Nippon Thompson Co Ltd	21,125	95,605
Nippon Yakin Kogyo Co Ltd	54,500	114,354
Nissin Kogyo Co Ltd	6,300	86,832
Nojima Corp	5,500	89,958
North Pacific Bank Ltd	30,200	71,930
Obara Group Inc	2,600	88,283
OSJB Holdings Corp	34,900	86,322
PAL GROUP Holdings Co Ltd	2,500	75,666
Rengo Co Ltd	13,300	107,078
Restar Holdings Corp	3,200	46,290
Riken Vitamin Co Ltd	3,600	112,799

	Shares	Value
Roland DG Corp	3,600	$80,782
Ryobi Ltd	5,600	106,010
Sangetsu Corp	4,500	82,905
Sankyu Inc	2,100	110,568
Seven Bank Ltd	32,300	84,648
Shin Nippon Biomedical Laboratories Ltd	9,500	61,731
Shinoken Group Co Ltd	10,600	76,172
Ship Healthcare Holdings Inc	4,400	190,348
Sinanen Holdings Co Ltd	3,900	66,262
Sojitz Corp	24,300	78,202
Sumitomo Mitsui Construction Co Ltd	16,000	88,838
Sumitomo Seika Chemicals Co Ltd	2,400	73,373
Tachi-S Co Ltd	6,500	83,683
Takara Leben Co Ltd	17,100	60,881
The Okinawa Electric Power Co Inc	8,706	133,984
TOA ROAD Corp	3,600	106,571
Tocalo Co Ltd	7,300	53,496
Toho Holdings Co Ltd	6,400	143,606
Toho Zinc Co Ltd	2,400	55,781
Tokyu Construction Co Ltd	10,200	69,048
Topy Industries Ltd	3,900	91,704
Tosei Corp	17,400	157,263
Toyo Construction Co Ltd	23,300	91,267
Toyota Boshoku Corp	5,200	68,371
Ube Industries Ltd	2,700	56,173
Unipres Corp	5,400	88,939
Unitika Ltd *	15,100	54,307
Yuasa Trading Co Ltd	6,100	170,800

		6,966,708

Jordan - 0.5%

Hikma Pharmaceuticals PLC	6,895	150,897

Netherlands - 4.2%

Aalberts NV	3,707	145,508
ASR Nederland NV	5,522	224,367
BE Semiconductor Industries NV	2,967	76,134
Boskalis Westminster	3,395	78,321
Flow Traders ~	2,526	73,761
Heijmans NV *	9,578	94,509
Intertrust NV ~	6,321	130,599
Koninklijke Volkerwessels NV	3,598	72,252
OCI NV *	2,341	64,279
SBM Offshore NV	8,057	155,536
Signify NV ~	4,956	146,522

		1,261,788

New Zealand - 0.5%

Air New Zealand Ltd	41,810	74,536
Z Energy Ltd	19,707	83,721

		158,257

Norway - 1.1%

Aker Solutions ASA *	17,817	73,153
Grieg Seafood ASA	6,000	83,309
Norway Royal Salmon ASA	3,437	73,028
Norwegian Finans Holding ASA *	11,374	82,748

		312,238

Peru - 0.3%

Hochschild Mining PLC	39,298	95,522

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Singapore - 0.7%

First REIT	87,300	$66,492
Hi-P International Ltd	74,600	76,833
IGG Inc	67,000	74,933

		218,258

South Korea - 5.6%

Binggrae Co Ltd	1,300	76,898
Dong-A ST Co Ltd	1,141	100,323
Doosan Bobcat Inc	2,715	85,610
DY POWER Corp	5,883	73,286
Handsome Co Ltd	2,890	92,608
HDC Holdings Co Ltd	5,449	71,632
Huchems Fine Chemical Corp	5,565	106,030
Hyundai Marine & Fire Insurance Co Ltd	4,695	115,721
JW Life Science Corp	3,537	70,988
Korea Petrochemical Ind Co Ltd	508	57,286
Kumho Petrochemical Co Ltd	1,276	107,754
LG Uplus Corp	10,894	136,787
Lotte Chilsung Beverage Co Ltd	500	74,277
Moorim P&P Co Ltd	15,847	70,684
OCI Co Ltd	969	78,465
SFA Engineering Corp	3,509	122,855
SK Discovery Co Ltd	2,819	66,843
Soulbrain Co Ltd	1,766	72,324
Value Added Technology Co Ltd	3,868	95,044

		1,675,415

Spain - 3.3%

Atlantica Yield PLC	5,882	133,345
Bankinter SA	17,756	122,393
Construcciones y Auxiliar de Ferrocarriles SA	3,310	151,834
Enagas SA	7,780	207,622
Faes Farma SA	25,208	118,783
Mediaset Espana Comunicacion SA	12,000	87,348
Sacyr SA	33,000	80,041
Talgo SA * ~	13,258	82,662

		984,028

Sweden - 4.2%

Betsson AB	11,489	70,360
Evolution Gaming Group AB ~	9,105	180,308
Fastighets AB Balder *	2,925	98,036
Hemfosa Fastigheter AB	16,931	160,118
ICA Gruppen AB	2,200	94,575
JM AB	5,996	137,907
NetEnt AB	20,268	64,933
Nyfosa AB *	16,931	106,204
Orexo AB *	9,000	69,471
SSAB AB ‘A’	32,965	115,102
Wihlborgs Fastigheter AB	10,910	158,287

		1,255,301

Switzerland - 6.1%

Adecco Group AG	1,809	108,716
Baloise Holding AG	1,051	186,139
Cembra Money Bank AG	1,439	138,866
Coca-Cola HBC AG	6,397	241,648
Emmi AG	161	150,637
Forbo Holding AG	70	123,615
Julius Baer Group Ltd	2,500	111,385
Logitech International SA	3,770	150,690

	Shares	Value
PSP Swiss Property AG	1,738	$203,120
Siegfried Holding AG	357	124,393
Sonova Holding AG	1,224	278,581

		1,817,790

Tanzania - 0.3%

Acacia Mining PLC *	31,708	71,395

United Kingdom - 11.8%

Aggreko PLC	8,555	85,888
Auto Trader Group PLC ~	22,698	158,087
Barratt Developments PLC	8,727	63,507
Bellway PLC	5,355	189,401
Charter Court Financial Services Group PLC ~	30,495	114,826
Computacenter PLC	8,703	146,955
Dialog Semiconductor PLC *	4,028	162,084
Drax Group PLC	28,180	93,079
EI Group PLC *	62,035	154,885
Fevertree Drinks PLC	3,874	114,034
Gulf Keystone Petroleum Ltd	32,731	93,930
Hansteen Holdings PLC REIT	88,190	108,310
Inchcape PLC	9,828	77,019
Intermediate Capital Group PLC	7,339	128,731
International Personal Finance PLC	31,062	47,337
J D Wetherspoon PLC	7,389	133,999
Keller Group PLC	13,168	102,600
Man Group PLC	29,607	58,539
Mitchells & Butlers PLC *	25,000	90,960
OneSavings Bank PLC	25,380	116,871
Paragon Banking Group PLC	20,981	116,918
Playtech PLC	23,173	125,671
Redrow PLC	14,506	100,455
Rightmove PLC	22,345	152,015
Safestore Holdings PLC REIT	26,388	205,593
Spirent Communications PLC	66,136	128,336
Stagecoach Group PLC	36,558	58,916
Tate & Lyle PLC	15,046	141,049
Vesuvius PLC	13,798	96,025
WH Smith PLC	6,648	166,524

		3,532,544

United States - 1.4%

Argonaut Gold Inc *	54,300	73,807
BRP Inc	2,500	89,344
IMAX Corp *	5,077	102,555
Oxford Immunotec Global PLC *	5,000	68,800
Viemed Healthcare Inc *	13,500	92,058

		426,564

Total Common Stocks (Cost $28,074,337)		29,485,339

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Value

TOTAL INVESTMENTS - 98.8% (Cost $28,074,337)	$29,485,339

OTHER ASSETS & LIABILITIES, NET - 1.2%	368,347

NET ASSETS - 100.0%	$29,853,686

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$897,273	$130,435	$766,838	$—
	Austria	156,581	82,464	74,117	—
	Belgium	497,003	79,324	417,679	—
	Canada	3,161,787	3,161,787	—	—
	China	119,104	—	119,104	—
	Denmark	544,481	—	544,481	—
	Egypt	87,405	—	87,405
	Finland	221,533	—	221,533	—
	France	1,526,298	162,764	1,363,534	—
	Germany	1,554,827	73,357	1,481,470	—
	Hong Kong	407,783	—	407,783	—
	Israel	506,694	412,644	94,050	—
	Italy	877,865	—	877,865	—
	Japan	6,966,708	—	6,966,708	—
	Jordan	150,897	—	150,897
	Netherlands	1,261,788	423,134	838,654	—
	New Zealand	158,257	—	158,257	—
	Norway	312,238	—	312,238	—
	Peru	95,522	—	95,522
	Singapore	218,258	—	218,258	—
	South Korea	1,675,415	169,506	1,505,909	—
	Spain	984,028	133,345	850,683	—
	Sweden	1,255,301	265,712	989,589	—
	Switzerland	1,817,790	—	1,817,790	—
	Tanzania	71,395	71,395	—	—
	United Kingdom	3,532,544	1,264,666	2,267,878	—
	United States	426,564	426,564	—	—

	Total Common Stocks	29,485,339	6,857,097	22,628,242	—

	Total	$29,485,339	$6,857,097	$22,628,242	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.2%

Brazil - 0.2%

Telefonica Brasil SA	12,345	$161,034

Total Preferred Stocks (Cost $125,933)		161,034

COMMON STOCKS - 96.3%

Argentina - 0.7%

YPF SA ADR	25,072	456,561

Belgium - 1.1%

Ageas	14,005	728,825

Canada - 2.4%

ARC Resources Ltd	23,193	113,525
Barrick Gold Corp	47,410	748,322
Cameco Corp	16,112	172,882
Kinross Gold Corp *	88,694	344,133
Tourmaline Oil Corp	9,967	126,951

		1,505,813

China - 4.6%

China Mobile Ltd	83,223	757,634
China Telecom Corp Ltd ‘H’	1,201,743	605,136
China Unicom Hong Kong Ltd	842,067	920,717
Dongfeng Motor Group Co Ltd ‘H’	764,191	626,612

		2,910,099

Denmark - 1.4%

AP Moller - Maersk AS ‘B’	636	791,386
The Drilling Co AS *	1,270	98,672

		890,058

Finland - 1.0%

Nokia OYJ	123,288	614,072

France -10.9%

Air France-KLM *	13,135	126,237
BNP Paribas SA	21,186	1,004,329
Cie de Saint-Gobain	31,607	1,234,247
Engie SA	43,388	657,914
Renault SA	10,059	632,412
Rexel SA	53,164	674,777
Societe Generale SA	28,749	725,609
TOTAL SA	33,168	1,860,519

		6,916,044

Germany - 3.7%

CECONOMY AG *	36,834	225,922
Daimler AG	11,340	632,452
E.ON SE	31,662	343,537
METRO AG	29,276	534,953
RWE AG	19,139	472,266
Salzgitter AG	4,694	134,512

		2,343,642

	Shares	Value

India - 0.7%

Canara Bank *	85,277	$351,317
NTPC Ltd	37,875	77,558

		428,875

Ireland - 0.8%

Bank of Ireland Group PLC	103,002	538,868

Italy - 6.4%

Assicurazioni Generali SPA	39,879	750,825
BPER Banca	79,802	325,284
Eni SPA	90,990	1,512,921
Saipem SPA *	101,517	506,607
UniCredit SPA	82,172	1,011,441

		4,107,078

Japan - 28.3%

Benesse Holdings Inc	5,329	124,365
Canon Inc	19,338	566,276
Chiyoda Corp *	23,928	64,348
Citizen Watch Co Ltd	56,235	289,365
Dai-ichi Life Holdings Inc	40,849	618,035
DeNA Co Ltd	21,572	413,591
Eisai Co Ltd	3,913	221,774
Fuji Media Holdings Inc	11,700	163,423
Fujitsu Ltd	7,990	558,391
Gree Inc	51,292	239,263
Hitachi Metals Ltd	36,983	419,375
Honda Motor Co Ltd	51,148	1,322,625
Ibiden Co Ltd	12,773	224,422
Inpex Corp	69,550	630,354
JGC Corp	35,333	483,391
JSR Corp	43,047	681,879
Mitsubishi Estate Co Ltd	29,000	540,486
Mitsubishi Heavy Industries Ltd	14,722	642,057
Mitsubishi UFJ Financial Group Inc	248,712	1,184,609
Mizuho Financial Group Inc	446,182	648,805
Nikon Corp	21,139	300,588
Nippon Television Holdings Inc	22,534	334,335
Nissan Motor Co Ltd	70,300	503,522
Nitto Denko Corp	4,600	227,684
Nomura Holdings Inc	167,000	591,210
Resona Holdings Inc	160,600	669,957
Shimamura Co Ltd	6,110	457,432
Sumitomo Mitsui Financial Group Inc	30,090	1,066,561
Sumitomo Mitsui Trust Holdings Inc	17,552	637,692
T&D Holdings Inc	89,544	974,554
Takeda Pharmaceutical Co Ltd	27,162	966,229
THK Co Ltd	9,600	230,914
Yahoo Japan Corp	344,378	1,013,004

		18,010,516

Netherlands - 4.1%

ING Groep NV	72,800	843,297
PostNL NV	107,549	186,386
Royal Dutch Shell PLC ‘B’	48,822	1,599,741

		2,629,424

Norway - 0.9%

Norsk Hydro ASA	159,040	569,640

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value

Russia - 2.7%

Gazprom PJSC ADR	120,127	$879,330
LUKOIL PJSC ADR	5,244	440,601
Sberbank of Russia PJSC ADR	26,784	409,259

		1,729,190

South Africa - 4.0%

Anglo American Platinum Ltd	4,068	242,046
Anglo American PLC	34,146	975,501
Gold Fields Ltd ADR	120,511	651,964
Impala Platinum Holdings Ltd *	57,844	286,652
MTN Group Ltd	48,284	365,113

		2,521,276

South Korea - 3.2%

KB Financial Group Inc	17,595	697,452
KT Corp ADR	58,968	729,434
Shinhan Financial Group Co Ltd	16,589	645,214

		2,072,100

Spain - 1.1%

CaixaBank SA	242,009	694,084

Switzerland - 6.0%

Adecco Group AG	17,525	1,053,207
Julius Baer Group Ltd	16,280	725,341
LafargeHolcim Ltd	17,542	857,743
UBS Group AG	97,605	1,160,059

		3,796,350

Taiwan - 1.4%

Innolux Corp	966,000	228,408
MediaTek Inc	38,643	391,406
Shin Kong Financial Holding Co Ltd	1,003,394	304,947

		924,761

United Kingdom - 10.9%

Babcock International Group PLC	52,004	302,726
BP PLC	168,166	1,171,577
BT Group PLC	276,982	692,550
Centrica PLC	377,133	420,416
HSBC Holdings PLC	160,215	1,337,201
J Sainsbury PLC	186,294	462,942

	Shares	Value

Kingfisher PLC	212,436	$579,035
Land Securities Group PLC REIT	31,509	333,768
Marks & Spencer Group PLC	142,872	382,001
Standard Chartered PLC	102,071	925,978
The British Land Co PLC REIT	47,054	322,040

		6,930,234

Total Common Stocks (Cost $61,976,981)		61,317,510

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	1,500,711	1,500,711

Total Short-Term Investment (Cost $1,500,711)		1,500,711

TOTAL INVESTMENTS - 98.9% (Cost $63,603,625)		62,979,255

OTHER ASSETS & LIABILITIES, NET - 1.1%		721,953

NET ASSETS - 100.0%		$63,701,208

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Preferred Stocks	$161,034	$161,034	$—	$—
	Common Stocks
	Argentina	456,561	456,561		—
	Belgium	728,825		728,825	—
	Canada	1,505,813	1,505,813		—
	China	2,910,099		2,910,099	—
	Denmark	890,058	98,672	791,386	—
	Finland	614,072		614,072	—
	France	6,916,044	758,649	6,157,395	—
	Germany	2,343,642	225,922	2,117,720	—
	India	428,875	77,558	351,317	—
	Ireland	538,868		538,868	—
	Italy	4,107,078		4,107,078	—
	Japan	18,010,516		18,010,516	—
	Netherlands	2,629,424		2,629,424	—
	Norway	569,640		569,640	—
	Russia	1,729,190	1,729,190		—
	South Africa	2,521,276	651,964	1,869,312	—
	South Korea	2,072,100	729,434	1,342,666	—
	Spain	694,084		694,084	—
	Switzerland	3,796,350		3,796,350	—
	Taiwan	924,761		924,761	—
	United Kingdom	6,930,234		6,930,234	—

	Total Common Stocks	61,317,510	6,233,763	55,083,747	—

	Short-Term Investment	1,500,711	1,500,711	—	—

	Total	$62,979,255	$7,895,508	$55,083,747	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.6%

Consumer, Cyclical - 2.8%

Extended Stay America Inc	29,705	$501,717
Hilton Worldwide Holdings Inc	17,246	1,685,624

		2,187,341

Financial - 94.3%

Alexandria Real Estate Equities Inc REIT	24,690	3,483,512
American Homes 4 Rent ‘A’ REIT	61,384	1,492,245
American Tower Corp REIT	2,945	602,105
Americold Realty Trust REIT	27,350	886,687
Apartment Investment & Management Co ‘A’ REIT	48,749	2,443,300
AvalonBay Communities Inc REIT	23,457	4,765,993
Boston Properties Inc REIT	18,460	2,381,340
Corporate Office Properties Trust REIT	6,904	182,059
Cousins Properties Inc REIT	33,862	1,224,771
Crown Castle International Corp REIT	5,590	728,657
CubeSmart REIT	39,616	1,324,759
Duke Realty Corp REIT	39,582	1,251,187
EPR Properties REIT	20,048	1,495,380
Equinix Inc REIT	9,705	4,894,134
Equity LifeStyle Properties Inc REIT	11,361	1,378,544
Equity Residential REIT	10,354	786,076
Essex Property Trust Inc REIT	11,256	3,285,964
Extra Space Storage Inc REIT	17,953	1,904,813
First Industrial Realty Trust Inc REIT	20,067	737,262
HCP Inc REIT	29,312	937,398
Healthcare Realty Trust Inc REIT	26,030	815,260
Healthcare Trust of America Inc ‘A’ REIT	78,377	2,149,881
Industrial Logistics Properties Trust REIT	3,070	63,917
Invitation Homes Inc REIT	138,649	3,706,088
Kilroy Realty Corp REIT	22,544	1,663,973
Physicians Realty Trust REIT	31,796	554,522
Prologis Inc REIT	70,085	5,613,809
Public Storage REIT	5,019	1,195,375
Regency Centers Corp REIT	41,681	2,781,790
Sabra Health Care REIT Inc	45,688	899,597
Simon Property Group Inc REIT	18,674	2,983,358
Spirit Realty Capital Inc REIT	21,408	913,265
STORE Capital Corp REIT	72,269	2,398,608
Sun Communities Inc REIT	17,339	2,222,686
Sunstone Hotel Investors Inc REIT	90,445	1,240,001
Tanger Factory Outlet Centers Inc REIT	20,892	338,659
Taubman Centers Inc REIT	13,861	565,945
Terreno Realty Corp REIT	27,974	1,371,845
VICI Properties Inc REIT	56,233	1,239,375
Welltower Inc REIT	51,597	4,206,703
Weyerhaeuser Co REIT	16,281	428,842

		73,539,685

Technology - 2.5%

InterXion Holding NV (Netherlands) *	25,971	1,976,133

Total Common Stocks (Cost $64,459,072)		77,703,159

	Shares	Value

SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	276,259	$276,259

Total Short-Term Investment (Cost $276,259)		276,259

TOTAL INVESTMENTS - 99.9% (Cost $64,735,331)		77,979,418

OTHER ASSETS & LIABILITIES, NET - 0.1%		55,052

NET ASSETS - 100.0%		$78,034,470

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$77,703,159	$77,703,159	$—	$—
	Short-Term Investment	276,259	276,259	—	—

	Total	$77,979,418	$77,979,418	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 26.6%

Australia - 1.3%

Westpac Banking Corp 3.431% (USD LIBOR + 0.850%) due 01/11/22 §	$900,000	$909,476

Belgium - 0.4%

Anheuser-Busch InBev Finance Inc 3.836% (USD LIBOR + 1.260%) due 02/01/21 §	290,000	294,230

Canada - 1.4%

Royal Bank of Canada 3.052% (USD LIBOR + 0.470%) due 04/29/22 §	465,000	466,264
The Toronto-Dominion Bank 2.881% (USD LIBOR + 0.430%) due 06/11/21 §	295,000	296,185
TransCanada PipeLines Ltd 2.125% due 11/15/19	290,000	289,447

		1,051,896

France - 0.7%

WEA Finance LLC REIT 2.700% due 09/17/19 ~	535,000	534,992

Germany - 1.0%

BMW US Capital LLC 2.943% (USD LIBOR + 0.640%) due 04/06/22 § ~	195,000	195,656
3.035% (USD LIBOR + 0.500%) due 08/13/21 § ~	300,000	300,984
Daimler Finance North America LLC 1.500% due 07/05/19 ~	120,000	119,987
3.235% (USD LIBOR + 0.670%) due 11/05/21 § ~	110,000	110,338

		726,965

Netherlands - 0.3%

ABN AMRO Bank NV 3.091% (USD LIBOR + 0.570%) due 08/27/21 § ~	190,000	190,806

United Kingdom - 0.8%

BP Capital Markets PLC 2.775% (USD LIBOR + 0.250%) due 11/24/20 §	431,000	431,612
GlaxoSmithKline Capital PLC 2.878% (USD LIBOR + 0.350%) due 05/14/21 §	165,000	165,399

		597,011

United States - 20.7%

AIG Global Funding 1.950% due 10/18/19 ~	185,000	184,713
American Express Co 3.050% (USD LIBOR + 0.525%) due 05/17/21 §	810,000	813,328

	Principal Amount	Value
AT&T Inc 3.547% (USD LIBOR + 0.950%) due 07/15/21 §	$800,000	$807,250
Bank of America Corp 2.999% (USD LIBOR + 0.650%) due 06/25/22 §	830,000	832,610
Bristol-Myers Squibb Co 2.905% (USD LIBOR + 0.380%) due 05/16/22 § ~	665,000	666,839
Capital One Financial Corp 3.403% (USD LIBOR + 0.950%) due 03/09/22 §	665,000	670,767
Caterpillar Financial Services Corp 2.752% (USD LIBOR + 0.280%) due 09/07/21 §	414,000	414,236
2.822% (USD LIBOR + 0.350%) due 12/07/20 §	345,000	345,844
Citigroup Inc 3.540% (USD LIBOR + 0.960%) due 04/25/22 §	860,000	867,579
CVS Health Corp 3.173% (USD LIBOR + 0.720%) due 03/09/21 §	670,000	673,175
Dominion Energy Gas Holdings LLC 3.010% (USD LIBOR + 0.600%) due 06/15/21 §	600,000	602,866
Enterprise Products Operating LLC 2.550% due 10/15/19	100,000	99,975
Florida Power & Light Co 2.965% (USD LIBOR + 0.400%) due 05/06/22 §	345,000	345,173
General Electric Co 6.000% due 08/07/19	230,000	230,760
Harley-Davidson Financial Services Inc 2.400% due 09/15/19 ~	340,000	339,687
International Business Machines Corp 2.935% (USD LIBOR + 0.400%) due 05/13/21 §	440,000	441,284
John Deere Capital Corp 2.872% (USD LIBOR + 0.400%) due 06/07/21 §	665,000	667,120
JPMorgan Chase & Co 3.003% (USD LIBOR + 0.550%) due 03/09/21 §	885,000	886,569
Morgan Stanley 3.772% (USD LIBOR + 1.180%) due 01/20/22 §	840,000	849,067
NBCUniversal Enterprise Inc 2.719% (USD LIBOR + 0.400%) due 04/01/21 § ~	815,000	816,986
Phillips 66 3.347% (USD LIBOR + 0.750%) due 04/15/20 § ~	135,000	135,060
The Goldman Sachs Group Inc 3.696% (USD LIBOR + 1.110%) due 04/26/22 §	810,000	817,101
Toyota Motor Credit Corp 2.843% (USD LIBOR + 0.540%) due 01/08/21 §	295,000	296,689
United Technologies Corp 3.175% (USD LIBOR + 0.650%) due 08/16/21 §	270,000	270,174
US Bank NA 2.812% (USD LIBOR + 0.290%) due 05/21/21 §	320,000	320,295
Verizon Communications Inc 3.410% (USD LIBOR + 1.000%) due 03/16/22 §	809,000	821,524

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Wells Fargo & Co 3.465% (USD LIBOR + 0.930%) due 02/11/22 §	$865,000	$870,287

		15,086,958

Total Corporate Bonds & Notes (Cost $19,392,584)		19,392,334

ASSET-BACKED SECURITIES - 6.1%

Ally Auto Receivables Trust 2.350% due 06/15/22	400,000	400,246
Capital One Multi-Asset Execution Trust 3.024% (USD LIBOR + 0.630%) due 02/15/24 §	325,000	327,706
2.904% (USD LIBOR + 0.510%) due 09/16/24 §	405,000	407,966
CARDS II Trust (Canada) 2.839% (USD LIBOR + 0.390%) due 05/15/24 § ~	150,000	150,250
Chase Issuance Trust 2.944% (USD LIBOR + 0.550%) due 06/15/23 §	212,000	213,593
2.594% (USD LIBOR + 0.200%) due 04/17/23 §	248,000	248,332
Citibank Credit Card Issuance Trust 2.909% (USD LIBOR + 0.490%) due 12/07/23 §	670,000	674,849
Evergreen Credit Card Trust (Canada) 2.874% (USD LIBOR + 0.480%) due 01/15/23 § ~	120,000	120,394
Ford Credit Auto Owner Trust 2.623% (USD LIBOR + 0.240%) due 02/15/22 §	325,000	325,062
GM Financial Consumer Automobile Receivables Trust 1.970% due 05/16/22 ~	330,000	329,434
Navient Student Loan Trust 2.734% (USD LIBOR + 0.330%) due 12/27/67 § ~	83,041	83,045
Nissan Auto Receivables Owner Trust 2.820% due 01/18/22	145,000	145,681
Verizon Owner Trust 2.060% due 04/20/22 ~	230,000	230,038
2.643% (USD LIBOR + 0.260%) due 09/20/22 § ~	376,000	375,915
World Omni Auto Receivables Trust 2.630% due 06/15/22	390,000	391,408

Total Asset-Backed Securities (Cost $4,417,952)		4,423,919

U.S. TREASURY OBLIGATIONS - 6.3%

U.S. Treasury Notes - 6.3%

0.750% due 08/15/19 ‡	4,600,000	4,591,410

Total U.S. Treasury Obligations (Cost $4,590,941)		4,591,410

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 21.3%

Canada - 6.4%

Canadian Government 1.250% due 02/01/20	CAD 6,100,000	$4,645,465

France - 5.0%

French Republic Government OAT (0.564%) due 05/25/20 ~	EUR 3,200,000	3,659,017

Germany - 6.3%

Bundesrepublik Deutschland Bundesanleihe 3.250% due 01/04/20 ~	3,950,000	4,582,958

United Kingdom - 3.6%

United Kingdom Gilt 1.750% due 07/22/19 ~	GBP 2,030,000	2,579,528

Total Foreign Government Bonds & Notes (Cost $15,428,561)		15,466,968

SHORT-TERM INVESTMENTS - 39.7%

Foreign Government Issues - 2.8%

United Kingdom Treasury Bill (United Kingdom) 0.710% due 09/16/19	1,600,000	2,028,760

	Shares

Money Market Fund - 25.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.260%	18,784,629	18,784,629

	Principal Amount

U.S. Treasury Bills - 11.1%

2.384% due 08/01/19	$1,210,000	1,207,903
2.398% due 10/31/19	1,215,000	1,206,733
2.178% due 08/13/19	4,170,000	4,159,763
2.081% due 08/20/19	1,500,000	1,495,675

		8,070,074

Total Short-Term Investments (Cost $28,855,998)		28,883,463

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Value

TOTAL INVESTMENTS - 100.0% (Cost $72,686,036)	$72,758,094

DERIVATIVES - (0.1%)
(See Note (a) in Notes to Schedule of Investments)	(72,978)

OTHER ASSETS & LIABILITIES, NET - 0.1%	79,845

NET ASSETS - 100.0%	$72,764,961

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a) Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency		Currency		Settlement		Unrealized	Unrealized
Purchased		Sold		Month	Counterparty	Appreciation	Depreciation
AUD	6,867,542	USD	4,776,059	07/19	CIT	$48,469	$-
AUD	6,446,712	USD	4,465,833	07/19	GSC	63,057	-
AUD	728,769	USD	512,537	07/19	RBC	-	(568)
AUD	1,024,292	USD	714,638	07/19	SCB	4,939	-
AUD	5,149,146	USD	3,600,158	07/19	SSB	17,177	-
BRL	18,414,162	USD	4,667,963	07/19	GSC	119,263	-
CAD	80,000	USD	59,832	07/19	BRC	1,286	-
CAD	12,235,976	USD	9,114,667	07/19	CIT	233,094	-
CAD	3,132,243	USD	2,329,887	07/19	GSC	63,012	-
CAD	1,188,922	USD	884,539	07/19	RBC	23,747	-
CAD	3,349,793	USD	2,517,276	07/19	SSB	41,822	-
CHF	4,883,295	USD	4,878,485	07/19	CIT	132,613	-
CHF	2,892,195	USD	2,895,324	07/19	GSC	72,564	-
CHF	660,390	USD	668,063	07/19	SSB	9,611	-
CLP	869,117,260	USD	1,280,562	07/19	CIT	2,421	-
CLP	520,415,714	USD	762,626	07/19	GSC	5,607	-
COP	7,402,496,000	USD	2,247,267	07/19	BRC	52,782	-
COP	10,599,931,000	USD	3,205,592	07/19	JPM	87,940	-
CZK	33,055,029	USD	1,447,972	07/19	CIT	30,823	-
EUR	5,184,879	USD	5,830,331	07/19	CIT	74,460	-
EUR	2,130,000	USD	2,398,318	07/19	GSC	27,636	-
EUR	9,241,139	USD	10,448,243	07/19	GSC	76,013	-
EUR	5,065,275	USD	5,706,364	07/19	SSB	62,217	-
GBP	3,768,086	USD	4,924,533	07/19	CIT	-	(134,784)
GBP	5,557,701	USD	7,009,076	07/19	GSC	55,517	-
GBP	4,301,422	USD	5,465,000	07/19	MSC	2,975	-
GBP	541,539	USD	710,600	07/19	RBC	-	(22,230)
GBP	580,880	USD	739,820	07/19	SCB	-	(1,443)
GBP	3,087,796	USD	4,021,666	07/19	SSB	-	(96,658)
HUF	207,907,677	USD	715,177	07/19	GSC	17,479	-
HUF	80,260,250	USD	279,933	07/19	SSB	2,900	-
JPY	1,391,106,619	USD	12,810,591	07/19	CIT	110,695	-
JPY	334,527,620	USD	3,087,422	07/19	GSC	19,835	-
JPY	1,191,100,000	USD	11,017,048	07/19	JPM	47,362	-
JPY	1,140,686,758	USD	10,520,897	07/19	SSB	74,365	-
KRW	1,769,359,406	USD	1,503,918	07/19	GSC	27,186	-
MXN	211,280,000	USD	10,774,327	07/19	CIB	198,248	-
MXN	52,364,408	USD	2,671,937	07/19	GSC	48,003	-
MXN	33,832,652	USD	1,709,946	07/19	SSB	47,408	-
MYR	11,465,000	USD	2,746,575	07/19	MSC	28,626	-
NOK	156,331,975	USD	18,083,797	07/19	CIT	254,002	-
NOK	35,814,326	USD	4,163,677	07/19	GSC	37,357	-
NOK	3,728,185	USD	428,627	07/19	RBC	8,690	-
NOK	70,936,382	USD	8,255,174	07/19	SSB	65,690	-
NOK	47,900,000	USD	5,516,935	07/19	SSB	101,948	-
NZD	4,032,128	USD	2,658,241	07/19	CIT	51,697	-
NZD	2,880,289	USD	1,893,409	07/19	GSC	42,394	-
NZD	768,502	USD	507,874	07/19	RBC	8,626	-
NZD	1,082,901	USD	713,930	07/19	SSB	13,873	-
PLN	2,365,587	USD	634,143	07/19	CIT	-	(231)
PLN	2,739,982	USD	712,563	07/19	GSC	21,677	-
PLN	1,052,694	USD	277,478	07/19	SSB	4,615	-
SEK	71,703,464	USD	7,589,113	07/19	CIT	143,382	-
SEK	25,775,897	USD	2,714,730	07/19	GSC	64,940	-
SEK	106,610,000	USD	11,319,918	07/19	SSB	177,802	-
SEK	122,819,179	USD	13,043,912	07/19	SSB	200,898	-
THB	1,990,000	USD	63,601	07/19	MSC	1,319	-
USD	5,360,240	AUD	7,710,380	07/19	CIT	-	(56,391)
USD	5,556,254	AUD	7,995,000	07/19	GSC	-	(60,531)
USD	1,643,401	AUD	2,340,532	07/19	GSC	-	(850)
USD	730,731	AUD	1,037,174	07/19	SSB	2,104	-
USD	873,634	BRL	3,505,892	07/19	CIT	-	(37,811)
USD	10,120,690	CAD	13,550,000	07/19	BRC	-	(231,182)
USD	15,291,668	CAD	20,493,571	07/19	CIT	-	(364,542)
USD	4,205,857	CAD	5,630,996	07/19	GSC	-	(95,982)
USD	8,016,530	CAD	10,645,005	07/19	SSB	-	(115,798)
USD	10,318,502	CHF	10,269,463	07/19	CIT	-	(219,728)
USD	6,763,472	CHF	6,660,541	07/19	GSC	-	(71,385)
USD	10,997,579	CHF	10,812,227	07/19	MSC	-	(98,699)
USD	11,742,251	CHF	11,693,173	07/19	SSB	-	(256,950)
USD	750,133	CLP	520,450,079	07/19	CIT	-	(18,150)
USD	1,435,245	CZK	33,056,117	07/19	GSC	-	(43,598)
USD	20,632,333	EUR	18,241,134	07/19	CIT	-	(141,553)
USD	9,491,773	EUR	8,408,724	07/19	GSC	-	(84,489)
USD	5,115,043	EUR	4,550,000	07/19	GSC	-	(67,160)
USD	892,916	EUR	792,962	07/19	RBC	-	(10,148)
USD	4,159,016	EUR	3,687,538	07/19	SSB	-	(40,531)
USD	4,615,928	GBP	3,645,000	07/19	CIB	-	(17,601)
USD	1,996,670	GBP	1,532,781	07/19	CIT	48,297	-
USD	4,203,326	GBP	3,255,430	07/19	GSC	65,232	-
USD	234,142	GBP	185,286	07/19	SSB	-	(1,381)
USD	1,921,664	HUF	545,300,941	07/19	CIT	52	-
USD	372,165	HUF	106,007,445	07/19	GSC	-	(1,400)
USD	3,594,018	JPY	389,308,066	07/19	CIT	-	(22,068)
USD	6,259,910	JPY	677,023,512	07/19	GSC	-	(28,619)
USD	1,086,206	JPY	119,541,531	07/19	RBC	-	(24,155)
USD	714,888	JPY	77,363,008	07/19	SCB	-	(3,698)
USD	1,909,657	JPY	206,842,386	07/19	SSB	-	(11,597)
USD	1,523,121	KRW	1,768,952,271	07/19	GSC	-	(7,631)
USD	2,985,770	MXN	57,559,672	07/19	CIT	-	(4,026)
USD	2,199,840	MXN	42,406,408	07/19	GSC	-	(2,857)
USD	559,599	MXN	10,785,482	07/19	SSB	-	(627)
USD	3,311,445	NOK	28,797,209	07/19	CIT	-	(66,479)
USD	1,586,799	NOK	13,840,217	07/19	GSC	-	(36,664)
USD	7,341,733	NOK	63,835,925	07/19	SSB	-	(146,244)
USD	11,175,121	NZD	16,905,000	07/19	BRC	-	(186,769)
USD	4,328,805	NZD	6,515,971	07/19	CIT	-	(50,491)
USD	1,321,738	NZD	2,004,692	07/19	GSC	-	(25,589)
USD	642,562	NZD	969,107	07/19	SCB	-	(8,762)
USD	5,532,476	NZD	8,266,314	07/19	SSB	-	(23,201)
USD	363,724	PLN	1,381,842	07/19	GSC	-	(6,572)
USD	7,971,672	SEK	75,019,516	07/19	CIT	-	(118,426)
USD	2,499,490	SEK	23,155,821	07/19	GSC	2,368	-
USD	257,435	SEK	2,452,188	07/19	RBC	-	(7,008)
USD	717,767	SEK	6,773,069	07/19	SCB	-	(12,640)
USD	4,484,602	SEK	42,741,528	07/19	SSB	-	(124,641)
USD	266,540	SEK	2,500,000	07/19	SSB	-	(3,081)
USD	5,529,614	THB	173,260,000	07/19	MSC	-	(122,700)
USD	695,201	ZAR	10,150,630	07/19	GSC	-	(23,815)
ZAR	18,118,067	USD	1,278,535	07/19	CIT	4,852	-
ZAR	10,153,096	USD	685,002	07/19	GSC	34,189	-
Total Forward Foreign Currency Contracts						$3,287,156	($3,360,134)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$19,392,334	$—	$19,392,334	$—
	Asset-Backed Securities	4,423,919	—	4,423,919	—
	U.S. Treasury Obligations	4,591,410	—	4,591,410	—
	Foreign Government Bonds & Notes	15,466,968	—	15,466,968	—
	Short-Term Investments	28,883,463	18,784,629	10,098,834	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,287,156	—	3,287,156	—

	Total Assets	76,045,250	18,784,629	57,260,621	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,360,134)	—	(3,360,134)	—

	Total Liabilities	(3,360,134)	—	(3,360,134)	—

	Total	$72,685,116	$18,784,629	$53,900,487	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 139 and 140

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2019 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2019. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2019.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, futures contracts, forward foreign currency contracts, option contracts and/ or swap agreements as of June 30, 2019.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 2 in Supplemental Notes to Schedules of Investments).

Counterparty & Exchange Abbreviations:

ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispano
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Baring
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Currency Abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate
UST	United States Treasury Rate

Other Abbreviations:

ADR	American Depositary Receipt
CDI	Chess Depositary Interests
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depository Receipt
PIK	Payment In Kind
REIT	Real Estate Investment Trust

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

June 30, 2019 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company, and is organized as a Delaware statutory trust.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2019 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2019	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2019
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$7,598,484	$13,508	$61,460	$453,372	($3,869)	$184,235	$7,400,446	683,960
Pacific Funds Floating Rate Income	6,356,221	15,591	84,794	338,285	(7,504)	28,976	6,139,793	618,308
Pacific Funds High Income	16,618,804	29,764	223,197	1,081,638	(15,035)	226,614	16,001,706	1,582,760
PF Inflation Managed	14,124,612	33,233	—	785,762	5,462	366,184	13,743,729	1,518,644
PF Managed Bond	93,902,067	167,370	—	5,249,978	(37,670)	3,207,529	91,989,318	8,416,223
PF Short Duration Bond	37,048,639	2,603,068	—	1,972,534	10,983	538,502	38,228,658	3,792,526
PF Emerging Markets Debt	12,751,835	27,621	—	668,088	(5,637)	539,873	12,645,604	1,321,380
Pacific Funds Small-Cap Growth	760,923	2,600	—	40,085	(7,701)	(8,559)	707,178	59,829
PF Developing Growth	498,405	1,640	—	26,721	(196)	43,786	516,914	25,717
PF Growth	2,323,716	4,688	—	180,674	7,518	141,700	2,296,948	79,205
PF Large-Cap Value	4,668,784	12,657	—	307,852	4,570	240,686	4,618,845	366,575
PF Multi-Asset	37,434,469	87,806	—	2,940,981	38,739	1,568,119	36,188,152	3,530,551
PF Small-Cap Value	1,255,559	3,860	—	83,201	(17,843)	51,737	1,210,112	143,378
PF Emerging Markets	5,103,493	7,786	—	2,865,232	173,296	(136,426)	2,282,917	150,192
PF International Large-Cap	1,396,039	2,950	—	91,524	1,891	87,002	1,396,358	112,701
PF International Small-Cap	1,272,421	3,504	—	83,979	(10,309)	11,771	1,193,408	124,313
PF International Value	1,375,816	4,765	—	73,490	(840)	27,394	1,333,645	174,105
PF Real Estate	3,877,366	6,869	—	253,130	(10,104)	122,922	3,743,923	296,431
PF Currency Strategies	3,796,527	3,498,574	—	253,025	(7,852)	90,632	7,124,856	755,552
PF Equity Long/Short (4)	3,802,632	8,714	—	3,630,548	(649,066)	468,268	—	—
	$255,966,812	$6,536,568	$369,451	$21,380,099	($531,167)	$7,800,945	$248,762,510

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$8,822,165	$15,651	$71,713	$487,548	($3,619)	$214,367	$8,632,729	797,849
Pacific Funds Floating Rate Income	7,416,217	13,320	99,211	346,239	(7,700)	32,593	7,207,402	725,821
Pacific Funds High Income	22,357,375	39,959	302,113	1,274,153	(18,365)	304,846	21,711,775	2,147,554
PF Inflation Managed	9,357,278	17,708	—	481,528	3,822	243,518	9,140,798	1,010,033
PF Managed Bond	109,150,939	204,773	—	5,659,749	(37,934)	3,740,548	107,398,577	9,826,036
PF Short Duration Bond	29,791,079	5,491,523	—	1,445,601	13,846	439,587	34,290,434	3,401,829
PF Emerging Markets Debt	16,726,117	34,693	—	775,626	(8,355)	713,866	16,690,695	1,744,064
Pacific Funds Small-Cap Growth	1,108,836	2,471	—	51,706	7,555	(31,157)	1,035,999	87,648
PF Developing Growth	726,274	1,589	—	34,469	4,517	59,341	757,252	37,674
PF Growth	9,783,262	17,708	—	749,302	31,894	597,383	9,680,945	333,826
PF Large-Cap Value	21,330,322	38,627	—	1,276,036	20,582	1,104,720	21,218,215	1,683,985
PF Multi-Asset	81,552,140	148,719	—	6,311,455	120,197	3,393,023	78,902,624	7,697,817
PF Small-Cap Value	3,659,180	7,126	—	220,008	(40,040)	139,121	3,545,379	420,069
PF Emerging Markets	13,015,087	22,234	—	6,342,117	587,184	(440,597)	6,841,791	450,118
PF International Large-Cap	6,473,127	11,656	—	385,008	8,398	405,760	6,513,933	525,741
PF International Small-Cap	3,708,606	8,129	—	240,548	(12,602)	17,657	3,481,242	362,630
PF International Value	7,108,208	15,291	—	336,097	(2,842)	141,648	6,926,208	904,205
PF Real Estate	9,418,586	17,712	—	602,525	(24,442)	298,429	9,107,760	721,121
PF Currency Strategies	5,533,000	5,109,498	—	325,253	(15,294)	136,105	10,438,056	1,106,899
PF Equity Long/Short (4)	5,541,750	10,489	—	5,288,677	(926,597)	663,035	—	—
	$372,579,548	$11,228,876	$473,037	$32,633,645	($299,795)	$12,173,793	$363,521,814

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2019	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2019
							Ending Value	Shares Balance

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$18,006,462	$—	$147,397	$856,290	($4,829)	$438,102	$17,730,842	1,638,710
Pacific Funds Floating Rate Income	11,459,848	—	153,829	526,045	(12,128)	50,197	11,125,701	1,120,413
Pacific Funds High Income	46,123,452	—	628,492	2,131,977	(30,722)	623,434	45,212,679	4,472,075
PF Inflation Managed	11,582,422	—	—	552,441	5,260	301,893	11,337,134	1,252,722
PF Managed Bond	219,577,492	16,818,124	—	9,083,512	(66,310)	7,725,903	234,971,697	21,497,868
PF Short Duration Bond	69,140,691	—	—	3,241,315	48,873	969,876	66,918,125	6,638,703
PF Emerging Markets Debt	23,004,631	—	—	990,413	(5,475)	977,855	22,986,598	2,401,943
Pacific Funds Small-Cap Growth	6,862,909	—	—	281,411	(28,069)	(120,489)	6,432,940	544,242
PF Developing Growth	4,495,080	—	—	187,579	(987)	396,921	4,703,435	234,002
PF Growth	86,169,450	—	—	6,417,039	291,854	5,233,475	85,277,740	2,940,612
PF Large-Cap Value	75,681,904	—	—	4,153,639	(1,831,037)	5,821,644	75,518,872	5,993,561
PF Multi-Asset	401,029,374	—	—	26,823,155	401,854	16,933,226	391,541,299	38,199,151
PF Small-Cap Value	22,646,588	—	—	1,140,295	(77,875)	689,555	22,117,973	2,620,613
PF Emerging Markets	46,031,557	—	—	19,677,683	2,632,016	(1,992,074)	26,993,816	1,775,909
PF International Large-Cap	19,459,547	—	—	1,061,829	21,191	1,223,387	19,642,296	1,585,335
PF International Small-Cap	11,476,951	—	—	565,813	(24,974)	35,600	10,921,764	1,137,684
PF International Value	21,997,625	—	—	914,607	(15,954)	440,124	21,507,188	2,807,727
PF Real Estate	29,145,205	—	—	1,952,300	(76,296)	924,883	28,041,492	2,220,229
PF Currency Strategies	14,268,549	13,185,964	—	749,054	(34,918)	344,687	27,015,228	2,864,817
PF Equity Long/Short (4)	14,291,047	—	—	13,609,494	(2,416,521)	1,734,968	—	—
	$1,152,450,784	$30,004,088	$929,718	$94,915,891	($1,225,047)	$42,753,167	$1,129,996,819

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$5,821,489	$—	$47,769	$255,301	($1,381)	$141,797	$5,754,373	531,827
Pacific Funds Floating Rate Income	4,417,354	—	59,389	186,481	(4,295)	18,919	4,304,886	433,523
Pacific Funds High Income	26,669,108	—	364,931	1,065,785	(14,510)	359,351	26,313,095	2,602,680
PF Inflation Managed	4,464,711	—	—	196,344	1,821	116,780	4,386,968	484,748
PF Managed Bond	70,124,800	12,956,444	—	2,729,242	(18,965)	2,547,792	82,880,829	7,582,875
PF Short Duration Bond	17,767,979	—	—	770,833	15,544	246,818	17,259,508	1,712,253
PF Emerging Markets Debt	13,301,449	—	—	520,533	1,371	562,935	13,345,222	1,394,485
Pacific Funds Small-Cap Growth	10,582,026	—	—	392,912	(37,370)	(189,909)	9,961,835	842,795
PF Developing Growth	6,930,939	—	—	261,943	(486)	613,569	7,282,079	362,292
PF Growth	56,556,688	—	—	4,096,002	1,049,788	2,582,094	56,092,568	1,934,226
PF Large-Cap Value	52,644,228	—	—	1,964,590	95,264	2,717,977	53,492,879	4,245,467
PF Multi-Asset	439,328,375	—	—	27,637,965	325,131	18,642,481	430,658,022	42,015,417
PF Small-Cap Value	26,189,940	—	—	982,288	(60,026)	780,865	25,928,491	3,072,096
PF Emerging Markets	48,795,883	—	—	15,762,942	1,229,539	(298,163)	33,964,317	2,234,495
PF International Large-Cap	23,827,393	—	—	1,344,489	22,125	1,501,669	24,006,698	1,937,587
PF International Small-Cap	8,848,134	—	—	331,170	(14,931)	23,009	8,525,042	888,025
PF International Value	26,526,020	—	—	998,663	(38,413)	554,406	26,043,350	3,399,915
PF Real Estate	26,963,249	—	—	1,679,903	(60,252)	852,794	26,075,888	2,064,599
PF Currency Strategies	8,800,318	8,171,969	—	433,394	(13,960)	206,540	16,731,473	1,774,281
PF Equity Long/Short (4)	8,814,136	—	—	8,393,453	(1,361,216)	940,533	—	—
	$887,374,219	$21,128,413	$472,089	$70,004,233	$1,114,778	$32,922,257	$873,007,523

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Core Income	$314,307	$1,041	$2,608	$8,319	$78	$7,580	$317,295	29,325
Pacific Funds Floating Rate Income	3,801	—	—	3,813	12	—	—	—
Pacific Funds High Income	1,559,871	5,203	21,573	39,253	158	20,106	1,567,658	155,060
PF Managed Bond	4,388,991	14,568	—	116,523	2,212	149,300	4,438,548	406,089
PF Short Duration Bond	1,558,880	4,658,619	—	58,116	632	36,464	6,196,479	614,730
PF Emerging Markets Debt	1,556,007	5,203	—	38,677	(336)	67,044	1,589,241	166,065
Pacific Funds Small-Cap Growth	4,641,966	17,488	—	112,425	(9,585)	(90,681)	4,446,763	376,207
PF Developing Growth	3,040,477	10,456	—	74,948	(1,075)	272,053	3,246,963	161,540
PF Growth	31,504,514	68,239	—	1,223,194	172,457	1,891,042	32,413,058	1,117,692
PF Large-Cap Value	16,781,066	56,620	—	408,473	43,220	859,348	17,331,781	1,375,538
PF Multi-Asset	176,778,623	386,913	—	5,030,799	51,718	7,747,780	179,934,235	17,554,559
PF Small-Cap Value	16,849,568	60,327	—	412,215	(23,984)	489,970	16,963,666	2,009,913
PF Emerging Markets	18,680,820	37,768	—	5,187,022	615,000	(235,756)	13,910,810	915,185
PF International Large-Cap	6,968,174	23,114	—	210,607	20,710	433,626	7,235,017	583,940
PF International Small-Cap	4,657,643	11,562	—	112,425	(5,771)	10,026	4,561,035	475,108
PF International Value	7,935,351	29,515	—	194,865	(3,113)	158,635	7,925,523	1,034,664
PF Real Estate	9,462,486	20,870	—	299,249	(12,081)	292,699	9,464,725	749,384
PF Currency Strategies	2,316,273	2,180,261	—	66,533	(739)	51,415	4,480,677	475,151
PF Equity Long/Short (4)	2,319,912	6,217	—	2,214,881	(362,041)	250,793	—	—
	$311,318,730	$7,593,984	$24,181	$15,812,337	$487,472	$12,411,444	$316,023,474

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2019 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2019	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2019
							Ending Value	Shares Balance

Pacific Funds Diversified Alternatives
Pacific Funds Floating Rate Income	$2,537,722	$3,325	$26,060	$1,117,890	($17,213)	$30,600	$1,462,604	147,291
PF Inflation Managed	1,424,818	1,847	—	632,831	(2,962)	28,160	819,032	90,501
PF Emerging Markets Debt	4,244,694	882,712	—	1,948,160	(20,424)	155,275	3,314,097	346,301
PF Emerging Markets	2,264,887	2,956	—	1,284,199	103,516	(64,821)	1,022,339	67,259
PF International Small-Cap	1,976,456	44,795	—	865,352	(148,267)	150,892	1,158,524	120,680
PF Real Estate	2,868,409	3,695	—	1,350,991	(21,610)	90,960	1,590,463	125,927
PF Currency Strategies	9,829,062	1,376,224	—	4,476,895	30,781	181,430	6,940,602	736,013
PF Equity Long/Short (4)	3,093,972	4,064	—	2,968,937	(617,396)	488,297	—	—
	$28,240,020	$2,319,618	$26,060	$14,645,255	($693,575)	$1,060,793	$16,307,661

As of June 30, 2019, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Diversified Alternatives	13.92%
Pacific Funds Diversified Income	100.00%
Pacific Funds Ultra Short Income	50.00%
Pacific Funds Large-Cap Value	39.59%
Pacific Funds Small-Cap Growth	9.87%
Pacific Funds Small-Cap Value	37.93%
PF Mid-Cap Equity Fund	100.00%